UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-9819

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

P.O. Box 5049

Boston, Massachusetts 02206

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

David James, Vice President and Managing Counsel State Street Bank and Trust Company 4 Copley Place, 3rd Floor Boston, Massachusetts 02116	Timothy W. Diggins, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 662-1742

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1.	Schedule of Investments.

Quarterly Report

30 September 2015

State Street Institutional

Investment Trust

State Street Institutional Liquid Reserves Fund

State Street Institutional Tax Free Money Market Fund

State Street Institutional U.S. Government Money Market Fund

State Street Institutional Treasury Money Market Fund

State Street Institutional Treasury Plus Money Market Fund

State Street Institutional Investment Trust

Quarterly Report

September 30, 2015

State Street Institutional Liquid Reserves Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Money Market Portfolio. The schedule of investments for the State Street Money Market Portfolio follows.

State Street Money Market Portfolio

Schedule of Investments

September 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

ASSET BACKED COMMERCIAL PAPER – 2.9%
Antalis SA(a)(b)	0.350%	12/07/2015	12/07/2015	$140,000,000	$139,908,805
Atlantic Asset Securitization LLC(a)(b)	0.350%	12/10/2015	12/10/2015	200,000,000	199,863,889
Kells Funding LLC(b)(c)	0.270%	11/02/2015	11/02/2015	150,000,000	149,964,000
Manhattan Asset Funding Co. LLC(b)	0.190%	10/22/2015	10/22/2015	125,000,000	124,986,146
Manhattan Asset Funding Co. LLC(b)	0.200%	10/26/2015	10/26/2015	120,212,000	120,195,304
Regency Markets No.1 LLC(a)(b)	0.240%	10/15/2015	10/15/2015	160,000,000	159,985,067
Versailles Commercial Paper LLC(a)(b)	0.270%	10/01/2015	10/01/2015	100,000,000	100,000,000
Versailles Commercial Paper LLC(a)(b)	0.320%	01/04/2016	01/04/2016	125,000,000	124,894,444

TOTAL ASSET BACKED COMMERCIAL PAPER					1,119,797,655

FINANCIAL COMPANY COMMERCIAL PAPER – 22.4%
Australia & New Zealand Banking Group Ltd.(a)(b)	0.307%	10/15/2015	10/15/2015	119,500,000	119,500,000
Australia & New Zealand Banking Group Ltd.(a)(b)	0.307%	10/15/2015	10/15/2015	119,500,000	119,500,000
Australia & New Zealand Banking Group Ltd.(a)(d)	0.344%	10/13/2015	01/11/2016	85,000,000	85,000,000
Australia & New Zealand Banking Group Ltd.(a)(d)	0.356%	10/19/2015	01/19/2016	78,000,000	78,000,000
Australia & New Zealand Banking Group Ltd.(a)(d)	0.313%	10/05/2015	05/04/2016	126,000,000	125,996,116
Caisse des Depots et Consignations(b)(c)	0.195%	10/02/2015	10/02/2015	200,000,000	199,998,917
Caisse des Depots et Consignations(b)(c)	0.200%	10/08/2015	10/08/2015	250,000,000	249,990,278
Caisse des Depots et Consignations(b)(c)	0.250%	10/29/2015	10/29/2015	330,000,000	329,935,833
Caisse des Depots et Consignations(b)(c)	0.260%	11/02/2015	11/02/2015	230,000,000	229,946,845
Caisse des Depots et Consignations(b)(c)	0.350%	01/25/2016	01/25/2016	200,000,000	199,774,444
Commonwealth Bank of Australia(a)(d)	0.305%	10/07/2015	12/30/2015	100,000,000	100,002,600
Commonwealth Bank of Australia(a)(d)	0.344%	10/13/2015	01/11/2016	88,000,000	88,000,000
Commonwealth Bank of Australia(a)(d)	0.376%	10/26/2015	04/26/2016	110,000,000	110,000,000
DBS Bank Ltd.(a)(b)	0.310%	12/08/2015	12/08/2015	100,000,000	99,941,444
DBS Bank Ltd.(a)(b)	0.340%	01/21/2016	01/21/2016	80,000,000	79,915,378
DnB Bank ASA(a)(b)	0.250%	10/02/2015	10/02/2015	350,000,000	349,997,570
DnB Bank ASA(a)(b)	0.250%	10/19/2015	10/19/2015	200,000,000	199,975,000
Erste Abwicklungsanstalt(a)(b)	0.210%	10/01/2015	10/01/2015	75,000,000	75,000,000
Erste Abwicklungsanstalt(a)(b)	0.210%	10/05/2015	10/05/2015	105,000,000	104,997,550
Erste Abwicklungsanstalt(a)(b)	0.265%	10/06/2015	10/06/2015	63,000,000	62,997,681
Erste Abwicklungsanstalt(a)(b)	0.230%	10/19/2015	10/19/2015	100,000,000	99,988,500
Erste Abwicklungsanstalt(a)(b)	0.230%	10/21/2015	10/21/2015	100,000,000	99,987,222

1

State Street Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Erste Abwicklungsanstalt(a)(b)	0.320%	01/12/2016	01/12/2016	$140,000,000	$139,871,822
General Electric Capital Corp.(d)	0.307%	10/15/2015	10/09/2015	100,000,000	100,000,000
HSBC Bank PLC(a)(b)	0.289%	10/02/2015	10/02/2015	175,000,000	175,000,000
HSBC Bank PLC(a)(b)	0.385%	12/21/2015	12/21/2015	175,000,000	175,000,000
Kreditanstalt Fuer Wiederaufbau(a)(b)	0.180%	10/26/2015	10/26/2015	115,000,000	114,985,625
Lloyds Bank PLC(b)	0.230%	10/01/2015	10/01/2015	253,000,000	253,000,000
Microsoft Corp.(a)(b)	0.150%	10/08/2015	10/08/2015	100,000,000	99,997,083
National Australia Bank Ltd.(a)(b)	0.300%	11/16/2015	11/16/2015	137,000,000	136,947,483
National Australia Bank Ltd.(a)(d)	0.343%	10/09/2015	01/12/2016	60,000,000	60,000,000
Nederlandse Waterschapsbank NV(a)(b)	0.280%	10/29/2015	10/29/2015	85,000,000	84,981,489
Nordea Bank AB(a)(b)	0.300%	10/27/2015	10/27/2015	250,000,000	249,945,833
Nordea Bank AB(a)(b)	0.260%	10/29/2015	10/29/2015	200,000,000	199,959,556
Novartis Finance Corp.(a)(b)	0.190%	10/13/2015	10/13/2015	40,000,000	39,997,467
Novartis Finance Corp.(a)(b)	0.190%	10/15/2015	10/15/2015	135,000,000	134,990,025
NRW.Bank(a)(b)	0.085%	10/02/2015	10/02/2015	300,000,000	299,999,292
NRW.Bank(a)(b)	0.220%	10/14/2015	10/14/2015	250,000,000	249,980,139
NRW.Bank(a)(b)	0.220%	10/15/2015	10/15/2015	125,000,000	124,989,306
NRW.Bank(a)(b)	0.220%	10/16/2015	10/16/2015	50,000,000	49,995,417
NRW.Bank(a)(b)	0.175%	10/23/2015	10/23/2015	150,000,000	149,983,958
Skandinaviska Enskilda Banken AB(a)(b)	0.270%	10/09/2015	10/09/2015	150,000,000	149,991,000
Skandinaviska Enskilda Banken AB(a)(b)	0.250%	10/13/2015	10/13/2015	200,000,000	199,983,333
Skandinaviska Enskilda Banken AB(a)(b)	0.250%	10/14/2015	10/14/2015	200,000,000	199,981,944
Skandinaviska Enskilda Banken AB(a)(b)	0.300%	10/16/2015	10/16/2015	200,000,000	199,975,000
Societe Generale(a)(b)	0.350%	01/05/2016	01/05/2016	250,000,000	249,766,667
Sumitomo Mitsui Banking Corp.(a)(b)	0.200%	10/05/2015	10/05/2015	250,250,000	250,244,439
Sumitomo Mitsui Banking Corp.(a)(b)	0.280%	10/14/2015	10/14/2015	144,000,000	143,985,440
Svenska Handelsbanken AB(a)(b)	0.300%	11/24/2015	11/24/2015	200,920,000	200,829,586
Swedbank AB(b)	0.250%	10/05/2015	10/05/2015	100,000,000	99,997,222
Swedbank AB(b)	0.250%	10/07/2015	10/07/2015	85,000,000	84,996,458
Swedbank AB(b)	0.250%	10/08/2015	10/08/2015	40,000,000	39,998,056
Swedbank AB(b)	0.350%	02/03/2016	02/03/2016	75,000,000	74,908,854
Swedbank AB(b)	0.350%	02/04/2016	02/04/2016	200,000,000	199,755,000
Toyota Motor Credit Corp.(d)	0.299%	10/07/2015	01/12/2016	150,000,000	150,000,000
Toyota Motor Credit Corp.(d)	0.303%	10/09/2015	01/14/2016	95,000,000	95,000,000
Westpac Banking Corp.(a)(d)	0.344%	10/13/2015	01/11/2016	160,000,000	160,000,000
Westpac Banking Corp.(a)(d)	0.304%	10/26/2015	02/25/2016	71,500,000	71,500,000
Westpac Banking Corp.(a)(d)	0.304%	10/26/2015	02/26/2016	71,500,000	71,500,000
Westpac Banking Corp.(a)(d)	0.314%	10/13/2015	03/11/2016	122,000,000	122,000,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					8,812,482,872

2

State Street Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

CERTIFICATES OF DEPOSIT – 36.6%
Australia & New Zealand Banking Group Ltd.(b)	0.250%	10/05/2015	10/05/2015	$150,000,000	$150,000,000
Bank of Montreal(b)	0.270%	10/23/2015	10/23/2015	137,000,000	137,000,000
Bank of Montreal(b)	0.300%	01/11/2016	01/11/2016	205,000,000	205,000,000
Bank of Montreal(d)	0.327%	10/15/2015	01/15/2016	100,000,000	100,000,000
Bank of Montreal(d)	0.373%	10/19/2015	01/15/2016	325,000,000	325,000,000
Bank of Montreal(d)	0.379%	10/14/2015	03/14/2016	100,000,000	100,000,000
Bank of Montreal(d)	0.383%	10/19/2015	03/18/2016	100,000,000	100,000,000
Bank of Nova Scotia(d)	0.299%	10/05/2015	11/05/2015	294,000,000	294,000,000
Bank of Nova Scotia(d)	0.349%	10/07/2015	11/06/2015	335,000,000	335,000,000
Bank of Nova Scotia(b)	0.359%	11/24/2015	11/24/2015	300,000,000	300,000,000
Bank of Nova Scotia(d)	0.333%	10/13/2015	02/05/2016	350,000,000	350,000,000
Bank of Tokyo – Mitsubishi(b)	0.200%	10/01/2015	10/01/2015	300,000,000	300,000,000
Bank of Tokyo – Mitsubishi(b)	0.280%	10/01/2015	10/01/2015	100,000,000	100,000,000
Bank of Tokyo – Mitsubishi(b)	0.340%	01/07/2016	01/07/2016	300,000,000	300,000,000
BNP Paribas(b)	0.350%	12/04/2015	12/04/2015	250,000,000	250,000,000
Canadian Imperial Bank of Commerce(b)	0.080%	10/06/2015	10/06/2015	100,000,000	100,000,000
Canadian Imperial Bank of Commerce(d)	0.379%	10/05/2015	12/07/2015	195,000,000	195,000,000
Canadian Imperial Bank of Commerce(d)	0.349%	10/08/2015	01/08/2016	250,000,000	250,000,000
Canadian Imperial Bank of Commerce(d)	0.329%	10/16/2015	02/16/2016	238,000,000	238,000,000
Chase Bank USA NA(b)	0.294%	10/26/2015	10/26/2015	100,000,000	100,000,000
Chase Bank USA NA(d)	0.376%	10/21/2015	04/21/2016	202,000,000	202,000,000
Citibank NA(b)	0.310%	12/08/2015	12/08/2015	230,000,000	230,000,000
Credit Agricole Corporate & Investment Bank(b)	0.300%	10/01/2015	10/01/2015	400,000,000	400,000,000
Credit Agricole Corporate & Investment Bank(b)	0.270%	10/07/2015	10/07/2015	155,000,000	155,000,000
Credit Agricole Corporate & Investment Bank(b)	0.340%	11/04/2015	11/04/2015	145,000,000	145,000,000
Credit Agricole Corporate & Investment Bank(b)	0.350%	12/15/2015	12/15/2015	300,000,000	300,000,000
Credit Suisse(b)	0.290%	10/20/2015	10/20/2015	250,000,000	250,000,000
ING Bank NV(b)	0.285%	10/01/2015	10/01/2015	400,000,000	400,000,000
ING Bank NV(b)	0.330%	10/02/2015	10/02/2015	400,000,000	400,000,000
ING Bank NV(b)	0.285%	10/05/2015	10/05/2015	400,000,000	400,000,000
Norinchukin Bank(b)	0.200%	10/01/2015	10/01/2015	375,000,000	375,000,000
Norinchukin Bank(b)	0.190%	10/13/2015	10/13/2015	150,000,000	149,999,500
Norinchukin Bank(b)	0.190%	10/15/2015	10/15/2015	300,000,000	300,000,000
Norinchukin Bank(b)	0.180%	10/22/2015	10/22/2015	114,000,000	114,000,000
Norinchukin Bank(b)	0.220%	11/20/2015	11/20/2015	175,000,000	175,000,000
Rabobank Nederland NV(b)	0.240%	10/01/2015	10/01/2015	200,000,000	200,000,000
Rabobank Nederland NV(b)	0.260%	10/08/2015	10/08/2015	200,000,000	200,000,000

3

State Street Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

CERTIFICATES OF DEPOSIT – (continued)
Rabobank Nederland NV(d)	0.386%	10/14/2015	03/14/2016	$345,000,000	$345,000,000
Rabobank Nederland NV(d)	0.366%	10/22/2015	03/22/2016	340,000,000	340,000,000
Royal Bank of Canada(d)	0.373%	10/13/2015	03/10/2016	200,000,000	200,000,000
Royal Bank of Canada(d)	0.366%	10/20/2015	05/20/2016	125,000,000	125,000,000
Skandinaviska Enskilda Banken AB(b)	0.300%	10/23/2015	10/23/2015	200,000,000	200,000,000
Societe Generale(b)	0.440%	02/01/2016	02/01/2016	350,000,000	350,000,000
Standard Chartered Bank(b)	0.275%	10/29/2015	10/29/2015	185,000,000	185,000,000
Sumitomo Mitsui Banking Corp.(b)	0.280%	10/01/2015	10/01/2015	325,000,000	325,000,000
Sumitomo Mitsui Banking Corp.(b)	0.190%	10/26/2015	10/26/2015	450,000,000	450,000,000
Sumitomo Mitsui Banking Corp.(b)	0.290%	10/26/2015	10/26/2015	200,000,000	200,000,000
Sumitomo Mitsui Banking Corp.(b)	0.330%	12/08/2015	12/08/2015	150,000,000	150,000,000
Svenska Handelsbanken AB(b)	0.245%	10/09/2015	10/09/2015	143,000,000	143,003,652
Svenska Handelsbanken AB(b)	0.245%	10/22/2015	10/22/2015	125,000,000	125,000,364
Svenska Handelsbanken AB(b)	0.305%	12/02/2015	12/02/2015	75,000,000	75,000,645
Svenska Handelsbanken AB(d)	0.357%	10/15/2015	01/15/2016	300,000,000	300,000,000
Toronto Dominion Bank(b)	0.380%	12/21/2015	12/21/2015	65,000,000	65,000,000
Toronto Dominion Bank(d)	0.376%	10/13/2015	02/12/2016	183,000,000	183,000,000
Toronto Dominion Bank(d)	0.359%	10/16/2015	03/16/2016	188,000,000	188,000,000
Toronto Dominion Bank(d)	0.393%	10/19/2015	04/18/2016	114,000,000	114,000,000
Toronto Dominion Bank(d)	0.344%	10/26/2015	05/26/2016	175,000,000	175,000,000
UBS AG(b)	0.350%	11/17/2015	11/17/2015	500,000,000	500,000,000
Wells Fargo Bank NA(d)	0.339%	10/07/2015	01/08/2016	200,000,000	200,000,000
Wells Fargo Bank NA(d)	0.313%	10/09/2015	01/11/2016	215,000,000	215,000,000
Wells Fargo Bank NA(d)	0.356%	10/14/2015	01/13/2016	225,000,000	225,000,000
Wells Fargo Bank NA(d)	0.376%	12/14/2015	03/03/2016	275,000,000	275,000,000
Westpac Banking Corp.(d)	0.314%	10/26/2015	04/25/2016	139,000,000	139,000,000

TOTAL CERTIFICATES OF DEPOSIT					14,417,004,161

OTHER NOTES – 8.4%
Bank of America NA(b)	0.280%	10/05/2015	10/05/2015	119,000,000	119,000,000
Bank of America NA(b)	0.280%	10/06/2015	10/06/2015	195,000,000	195,000,000
Bank of America NA(b)	0.280%	10/08/2015	10/08/2015	98,000,000	98,000,000
Bank of America NA(b)	0.280%	10/09/2015	10/09/2015	95,000,000	95,000,000
Bank of America NA(b)	0.280%	10/14/2015	10/14/2015	97,000,000	97,000,000
Bank of America NA(b)	0.250%	10/15/2015	10/15/2015	80,000,000	80,000,000
Bank of America NA(b)	0.300%	11/05/2015	11/05/2015	155,000,000	155,000,000
Bank of America NA(d)	0.367%	10/15/2015	01/15/2016	168,000,000	168,000,000
Bank of America NA(d)	0.393%	10/01/2015	03/01/2016	151,000,000	151,000,000
Credit Agricole Corporate & Investment Bank(b)	0.060%	10/01/2015	10/01/2015	290,000,000	290,000,000
JPMorgan Chase Bank NA(d)	0.492%	12/07/2015	08/05/2016	260,000,000	260,000,000
JPMorgan Chase Bank NA(d)	0.455%	10/22/2015	08/22/2016	175,000,000	175,000,000

4

State Street Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
OTHER NOTES – (continued)
Lloyds Bank PLC(b)	0.060%	10/01/2015	10/01/2015	$500,000,000	$500,000,000
Royal Bank of Canada(b)	0.556%	12/16/2015	12/16/2015	152,000,000	152,062,977
Royal Bank of Canada(c)(d)	0.374%	10/07/2015	08/08/2016	155,000,000	155,000,000
Svenska Handelsbanken AB(c)(d)	0.384%	10/27/2015	01/27/2016	180,000,000	180,000,000
Toyota Motor Credit Corp.(b)	0.434%	10/07/2015	10/07/2015	68,000,000	68,002,398
Wells Fargo Bank NA(d)	0.452%	12/10/2015	08/09/2016	155,000,000	155,000,000
Wells Fargo Bank NA(d)	0.416%	10/20/2015	08/19/2016	227,000,000	227,000,000

TOTAL OTHER NOTES					3,320,065,375

GOVERNMENT AGENCY DEBT – 4.7%
Federal Home Loan Bank(b)	0.055%	10/07/2015	10/07/2015	108,000,000	107,999,010
Federal Home Loan Bank(b)	0.092%	10/07/2015	10/07/2015	38,000,000	37,999,430
Federal Home Loan Bank(b)	0.122%	10/09/2015	10/09/2015	351,000,000	350,990,640
Federal Home Loan Bank(b)	0.129%	10/14/2015	10/14/2015	115,000,000	114,994,643
Federal Home Loan Bank(b)	0.162%	10/16/2015	10/16/2015	100,000,000	99,993,375
Federal Home Loan Bank(b)	0.173%	10/16/2015	10/16/2015	249,000,000	248,982,362
Federal Home Loan Bank(b)	0.050%	10/21/2015	10/21/2015	74,000,000	73,997,944
Federal Home Loan Bank(b)	0.148%	10/21/2015	10/21/2015	244,000,000	243,980,344
Federal Home Loan Bank(b)	0.120%	10/22/2015	10/22/2015	136,000,000	135,990,480
Federal Home Loan Bank(b)	0.155%	10/28/2015	10/28/2015	165,000,000	164,980,819
Federal Home Loan Bank(b)	0.158%	11/04/2015	11/04/2015	83,000,000	82,987,850
Federal Home Loan Bank(b)	0.224%	11/12/2015	11/12/2015	92,000,000	91,976,387
Federal Home Loan Bank(b)	0.120%	11/18/2015	11/18/2015	112,000,000	111,982,379

TOTAL GOVERNMENT AGENCY DEBT					1,866,855,663

GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 2.5%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/25/2015 (collateralized by a Federal National Mortgage Association, 6.500% due 05/01/2019, Government National Mortgage Associations, 3.500% – 7.000% due 09/15/2023 – 10/15/2044, U.S. Treasury Notes, 0.625% – 3.375% due 10/15/2016 – 05/15/2025, and U.S. Treasury Strips, 0.000% due 08/15/2016 – 11/15/2022, valued at $102,000,000); expected proceeds $100,001,750	0.090%	10/02/2015	10/02/2015	100,000,000	100,000,000

5

State Street Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/25/2015 (collateralized by Federal Home Loan Banks, 2.900% – 5.000% due 11/17/2017 – 07/30/2025, a U.S. Treasury Inflation Index Bond, 0.750% due 02/15/2045, a U.S. Treasury Inflation Index Note, 2.125% due 01/15/2019, and U.S. Treasury Notes, 0.152% – 3.250% due 02/28/2017 – 11/15/2024, valued at $102,000,003); expected proceeds $100,001,556	0.080%	10/02/2015	10/02/2015	$100,000,000	$100,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/28/2015 (collateralized by Federal National Mortgage Associations, 1.683% – 6.000% due 09/01/2023 – 04/01/2051, valued at $280,500,000); expected proceeds $275,003,743	0.070%	10/05/2015	10/05/2015	275,000,000	275,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/30/2015 (collateralized by Federal National Mortgage Associations, 3.000% – 6.500% due 09/01/2024 – 09/01/2045, valued at $204,000,000); expected proceeds $200,003,500	0.090%	10/07/2015	10/07/2015	200,000,000	200,000,000

Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/04/2015 (collateralized by various Corporate Bonds, 0.000% – 5.625% due 09/15/2017 – 09/01/2046, a Federal Home Loan Bank, 1.625% due 06/14/2019, Federal Home Loan Mortgage Corporations, 0.875% – 9.000% due 08/25/2016 – 09/01/2045, Federal National Mortgage Associations, 3.000% – 7.500% due 10/01/2016 – 07/01/2041, Government National Mortgage Associations, 1.625% – 6.500% due 07/20/2030 – 10/15/2050, U.S. Treasury Inflation Index Bonds, 0.625% – 2.500% due 01/15/2027 – 02/15/2043, a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2019, and a U.S. Treasury Strip, 0.000% due 02/15/2022, valued at $334,128,558); expected proceeds $320,432,693

	0.399%	10/02/2015	01/04/2016	320,000,000	320,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					995,000,000

6

State Street Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY REPURCHASE AGREEMENTS – 17.1%
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 09/24/2015 (collateralized by U.S. Treasury Notes, 1.125% – 3.625% due 11/30/2018 – 05/15/2024, valued at $4,000,054,461); expected proceeds $4,000,054,444	0.070%	10/01/2015	10/01/2015	$4,000,000,000	$4,000,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 09/30/2015 (collateralized by a U.S. Treasury Bond, 3.875% due 08/15/2040, valued at $2,750,005,380); expected proceeds $2,750,010,694	0.070%	10/02/2015	10/02/2015	2,750,000,000	2,750,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					6,750,000,000

OTHER REPURCHASE AGREEMENTS – 2.5%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/18/2015 (collateralized by various Corporate Bonds, 0.577% – 6.875% due 09/30/2016 – 02/12/2055, and a U.S. Treasury Note, 3.125% due 01/31/2017 valued at $117,830,063); expected proceeds $110,145,750	0.530%	10/01/2015	12/17/2015	110,000,000	110,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 09/30/2015 (collateralized by various Corporate Bonds, 0.000% – 11.000% due 11/01/2015 – 09/01/2066, a Federal National Mortgage Association, 2.500% due 09/28/2022, U.S. Treasury Bonds, 3.000% – 9.000% due 05/15/2017 – 08/15/2044, U.S. Treasury Notes, 0.250% – 3.250% due 11/30/2015 – 02/15/2025, and U.S. Treasury Strips, 0.000% – 8.875% due 05/15/2016 – 02/15/2023 valued at $488,179,256); expected proceeds $450,720,000	0.600%	10/01/2015	01/04/2016	450,000,000	450,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/17/2015 (collateralized by various Common Stocks and Federal National Mortgage Associations, 2.500% – 4.000% due 01/01/2026 – 05/01/2043 valued at $132,888,633); expected proceeds $125,103,125	0.330%	10/01/2015	12/16/2015	125,000,000	125,000,000

7

State Street Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/24/2015 (collateralized by various Common Stocks valued at $334,800,010); expected proceeds $310,403,000	0.390%	10/01/2015	01/22/2016	$310,000,000	$310,000,000

TOTAL OTHER REPURCHASE AGREEMENTS					995,000,000

TOTAL INVESTMENTS(e)(f) – 97.1%					38,276,205,726
Assets in Excess of Liabilities – 2.9%					1,159,938,881

NET ASSETS – 100.0%					$39,436,144,607

(a)

Rule 144A, Section 4(2) or other security, which is restricted to resale to institutional investors. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $7,229,833,170 or 18.33% of net assets as of September 30, 2015.

(b)	Rate represents annualized yield at date of purchase.

(c)

Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $1,694,610,317 or 4.30% of net assets as of September 30, 2015.

(d)	Variable Rate Security – Interest rate shown is rate in effect at September 30, 2015.

(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.

(f)	Also represents the cost for federal tax purposes.

8

State Street Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

As permitted under Rule 2a-7 of the Investment Company Act of 1940 Act (the “1940 Act”) and certain conditions therein, securities of the Portfolios are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day. Each Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees (the “Board”). The Board has adopted procedures concerning securities valuation, under which an Oversight Committee makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Oversight Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Oversight Committee. The Oversight Committee will assist in overseeing the comparison of amortized cost to market-based value. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

Generally, investments are valued using market quotations, as obtained or determined by independent pricing services recommended by the Committee approved by the Board. If an investment’s market price is not readily available or does not otherwise accurately reflect the fair value of the investment, the investment will be valued by another method that the Committee believes will better reflect fair value in accordance with the Trust’s valuation policy and procedures. Valuation techniques used to value each Portfolio’s investments by major category are as follows:

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the 1940 Act and in accordance with Portfolio procedures to stabilize net asset value.

•

Short-term investments maturing within sixty days at the time of purchase are valued using the amortized cost method as long as the amortized cost value of a particular portfolio instrument is reasonably determined to approximate the fair value of that investment established using market-based and issuer-specific factors pursuant to valuation policy and procedures approved by the Board.

•

Debt obligations (both governmental and non-governmental) that are short term in nature (with a maturity of sixty days or less at purchase) and investment grade are valued using the amortized cost method as long as the amortized cost value of a particular portfolio instrument is reasonably determined to approximate the fair value of that investment established using market-based and issuer-specific factors or at a price obtained from an independent pricing service pursuant to policy and procedures approved by the Board.

•

Debt obligations (both governmental and non- governmental) purchased with greater than sixty days to maturity and not investment grade are valued at last reported evaluated bid prices obtained from independent pricing services or brokers pursuant to valuation policy and procedures approved by the Board. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Repurchase agreements are valued at the repurchase price as of valuation date.

In the event prices or quotations are not readily available or application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of Portfolios’ investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The Portfolios value its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

9

State Street Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Investments that are fair valued by the Committee are categorized as Level 2 or 3 depending on the characteristics of inputs and market activity.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolios had no transfers between levels for the period ended September 30, 2015.

The following is a summary of the inputs used, as of September 30, 2015, in valuing the Portfolios’ assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable Inputs	38,276,205,726
Level 3 – Significant Unobservable Inputs	–

Total Investments	$38,276,205,726

10

State Street Institutional Tax Free Money Market Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Tax Free Money Market Portfolio. The schedule of investments for the State Street Tax Free Money Market Portfolio follows.

State Street Tax Free Money Market Portfolio

Schedule of Investments

September 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

VARIABLE RATE DEMAND NOTES – 81.8%
California – 5.8%
California Infrastructure & Economic Development Bank, Revenue Bonds, Pacific Gas & Electric Co., LOC: Sumitomo Mitsui Banking(a)	0.010%	10/01/2015	10/01/2015	$2,000,000	$2,000,000
East Bay Municipal Utility District, System Revenue Bonds, Series A-2, RMKT 01/12/11, SPA: Barclays Bank PLC(a)	0.010%	10/07/2015	10/07/2015	2,630,000	2,630,000
Lancaster Redevelopment Agency, Multi Family Housing Revenue Bonds, 20th Street Apartments Project, Series C, LIQ: FNMA(a)	0.020%	10/07/2015	10/07/2015	975,000	975,000
San Francisco City & County Airports Commission, Revenue Bonds, Second Series 36-A, RMKT 06/02/09, LOC: U.S. Bank N.A.(a)	0.010%	10/07/2015	10/07/2015	3,000,000	3,000,000
State of California, GO Unlimited, Series A, LOC: Royal Bank of Canada(a)	0.010%	10/07/2015	10/07/2015	2,500,000	2,500,000

					11,105,000

Colorado – 5.6%
Colorado Housing & Finance Authority, Revenue Bonds, Multi Family, Class I A-1, SPA: FHLB(a)	0.020%	10/07/2015	10/07/2015	6,945,000	6,945,000
Southern Ute Indian Tribe of Southern Ute Indian Reservation, Revenue Bonds(a)	0.050%	10/07/2015	10/07/2015	3,700,000	3,700,000

					10,645,000

Connecticut – 6.9%
Connecticut Housing Finance Authority, Revenue Bonds, Mortgage Finance Program, Subseries B-6, SPA: Bank of Tokyo-Mitsubishi UFJ(a)	0.010%	10/07/2015	10/07/2015	3,000,000	3,000,000
Connecticut Housing Finance Authority, Revenue Bonds, Subseries E-3, INS: Government Authority, SPA: Bank of Tokyo-Mitsubishi UFJ(a)	0.010%	10/07/2015	10/07/2015	4,750,000	4,750,000
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Yale University, Series U-2(a)	0.010%	10/07/2015	10/07/2015	5,480,000	5,480,000

					13,230,000

Delaware – 3.6%
Delaware River & Bay Authority, Revenue Bonds, LOC: TD Bank N.A.(a)	0.010%	10/07/2015	10/07/2015	6,900,000	6,900,000

11

State Street Tax Free Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

VARIABLE RATE DEMAND NOTES – (continued)
Florida – 1.3%
JEA Electric System, Revenue Bonds, Series 3-A, SPA: Royal Bank of Canada(a)	0.010%	10/07/2015	10/07/2015	$2,415,000	$2,415,000

Indiana – 4.1%
City of Indianapolis, Revenue Bonds, Lakeside Pointe and Fox Club, LIQ: FNMA(a)	0.020%	10/07/2015	10/07/2015	1,900,000	1,900,000
Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health, Series C, LOC: Northern Trust Company(a)	0.010%	10/07/2015	10/07/2015	5,945,000	5,945,000

					7,845,000

Maryland – 2.5%
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Class A, LOC: Wachovia Bank N.A.(a)	0.020%	10/07/2015	10/07/2015	3,440,000	3,440,000
Maryland State Stadium Authority Lease, Revenue Bonds, Football Stadium, SPA: Sumitomo Mitsui Banking(a)	0.010%	10/07/2015	10/07/2015	1,420,000	1,420,000

					4,860,000

Massachusetts – 1.5%
Massachusetts Bay Transportation Authority, Revenue Bonds, Senior Series A-1, SPA: JP Morgan Chase Bank(a)	0.010%	10/07/2015	10/07/2015	2,900,000	2,900,000

Michigan – 1.6%
Michigan State University, Revenue Bonds, Series A, SPA: JP Morgan Chase Bank(a)	0.010%	10/07/2015	10/07/2015	3,000,000	3,000,000

Minnesota – 1.4%
City of Minneapolis, Revenue Bonds, University Gateway Project, SPA: Wells Fargo Bank N.A.(a)	0.020%	10/07/2015	10/07/2015	2,635,000	2,635,000

Missouri – 0.7%
Missouri State Health & Educational Facilities Authority, Revenue Bonds, Washington University, Series B, SPA: JP Morgan Chase Bank(a)	0.010%	10/01/2015	10/01/2015	1,300,000	1,300,000

New York – 7.5%
New York City Transitional Finance Authority Revenue Bonds, Future Tax Secured, Series A-1, SPA: JP Morgan Chase Bank(a)	0.010%	10/07/2015	10/07/2015	1,000,000	1,000,000
New York City Transitional Finance Authority, Revenue Bonds, New York City Recovery, Series 3, Subseries 3-F, SPA: Royal Bank of Canada(a)	0.010%	10/01/2015	10/01/2015	2,500,000	2,500,000

12

State Street Tax Free Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

VARIABLE RATE DEMAND NOTES – (continued)
New York – (continued)
New York City Transitional Finance Authority, Revenue Bonds, New York City Recovery, Series 3, Subseries 3-H, SPA: Royal Bank of Canada(a)	0.010%	10/01/2015	10/01/2015	$2,685,000	$2,685,000
New York State Dormitory Authority, Revenue Bonds, Cornell University, Series A, SPA: JP Morgan Chase Bank(a)	0.010%	10/07/2015	10/07/2015	1,805,000	1,805,000
New York State Dormitory Authority, Revenue Bonds, Rockefeller University, Series B, SPA: U.S. Bank N.A.(a)	0.010%	10/07/2015	10/07/2015	1,300,000	1,300,000
New York State Dormitory Authority, Revenue Bonds, Royal, Series A, RMKT 03/17/08, LIQ: FNMA(a)	0.010%	10/07/2015	10/07/2015	5,000,000	5,000,000

					14,290,000

North Carolina – 9.0%
Charlotte COPs, Convention Facility Project, Series B, SPA: Wachovia Bank N.A.(a)	0.020%	10/07/2015	10/07/2015	2,250,000	2,250,000
County of Guilford, GO Unlimited, Series B, SPA: Wells Fargo Bank N.A.(a)	0.020%	10/07/2015	10/07/2015	7,820,000	7,820,000
County of Wake, GO Unlimited, Series B, SPA: Wells Fargo Bank N.A.(a)	0.010%	10/07/2015	10/07/2015	3,100,000	3,100,000
County of Wake, GO Unlimited, Series C, SPA: Wells Fargo Bank N.A.(a)	0.010%	10/07/2015	10/07/2015	4,100,000	4,100,000

					17,270,000

Ohio – 3.9%
Ohio Air Quality Development Authority, Revenue Bonds, Ohio Valley Electric Corp., Series B, LOC: Bank of Nova Scotia(a)	0.010%	10/07/2015	10/07/2015	7,500,000	7,500,000

Oregon – 4.5%
State of Oregon, GO Unlimited, Veterans Welfare Bonds, Series 84, SPA: Bank of Tokyo-Mitsubishi UFJ(a)	0.010%	10/07/2015	10/07/2015	7,600,000	7,600,000
State of Oregon, GO Unlimited, Veterans Welfare Bonds, Series 90-B, SPA: Bank of Tokyo-Mitsubishi UFJ(a)	0.020%	10/07/2015	10/07/2015	920,000	920,000

					8,520,000

Pennsylvania – 1.9%
City of Philadelphia Water & Wastewater, Revenue Bonds, Series B, RMKT 09/10/08, LOC: TD Bank N.A.(a)	0.010%	10/07/2015	10/07/2015	3,550,000	3,550,000

13

State Street Tax Free Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

VARIABLE RATE DEMAND NOTES – (continued)
Rhode Island – 3.4%
Rhode Island Health & Educational Building Corp., Revenue Bonds, Bryant University, LOC: TD Bank N.A.(a)	0.010%	10/07/2015	10/07/2015	$6,460,000	$6,460,000

South Carolina – 2.6%
City of North Charleston, Tax Increment Revenue Bonds, Charleston Naval Complex, SPA: Bank of America N.A.(a)	0.050%	10/07/2015	10/07/2015	4,975,000	4,975,000

Tennessee – 4.7%
County of Shelby, GO Unlimited, Series B, SPA: Bank of New York Mellon(a)	0.010%	10/07/2015	10/07/2015	9,000,000	9,000,000

Utah – 1.6%
County of Utah UT, Revenue Bonds, Series B, IHC Health Services, Inc.,(a)	0.010%	10/07/2015	10/07/2015	3,100,000	3,100,000

Washington – 0.8%
Washington State Housing Finance Commission, Revenue Bonds, INS: FHLMC, LOC: Bank of America N.A.(a)	0.010%	10/07/2015	10/07/2015	1,600,000	1,600,000

West Virginia – 1.6%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Corp., Series B, LOC: Sumitomo Mitsui Banking(a)	0.020%	10/07/2015	10/07/2015	3,000,000	3,000,000

Wisconsin – 1.6%
University of Wisconsin Hospitals & Clinics Authority Revenue Bonds, Series B, INS: Government Authority(a)	0.010%	10/07/2015	10/07/2015	3,145,000	3,145,000

Wyoming – 3.7%
Sweetwater County Wyoming Revenue Bonds, Pacificorp Projects, Series A, RMKT 03/25/13, LOC: Bank of Nova Scotia(a)	0.010%	10/07/2015	10/07/2015	7,035,000	7,035,000

TOTAL VARIABLE RATE DEMAND NOTES					156,280,000

				Shares
INVESTMENT COMPANY – 18.2%
Dreyfus Tax Exempt Cash Management Fund Investor Shares 0.01(b)(c)				34,699,481	34,699,481

TOTAL INVESTMENTS(d)(e) – 100.0%					190,979,481
Liabilities in Excess of Assets – (0.0)%(f)					(69,144)

NET ASSETS – 100.0%					$190,910,337

14

State Street Tax Free Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

(a)	Variable Rate Security – Interest rate shown is rate in effect as of September 30, 2015.

(b)	The rate shown is the annualized seven-day yield at period end.

(c)	Value determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures.

(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.

(e)	Also represents the cost for federal tax purposes.

(f)	Amount represents less than 0.05% of net assets.

Acronym	Name
COP	Certificates of Participation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
INS	Insured
LIQ	Liquidity Agreement
LOC	Letter of Credit
PLC	Public Limited Company
RMKT	Remarketable
SPA	Standby Purchase Agreement
UFJ	United Financial of Japan

15

State Street Tax Free Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

As permitted under Rule 2a-7 of the Investment Company Act of 1940 Act (the “1940 Act”) and certain conditions therein, securities of the Portfolios are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day. Each Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees (the “Board”). The Board has adopted procedures concerning securities valuation, under which an Oversight Committee makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Oversight Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Oversight Committee. The Oversight Committee will assist in overseeing the comparison of amortized cost to market-based value. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

Generally, investments are valued using market quotations, as obtained or determined by independent pricing services recommended by the Committee approved by the Board. If an investment’s market price is not readily available or does not otherwise accurately reflect the fair value of the investment, the investment will be valued by another method that the Committee believes will better reflect fair value in accordance with the Trust’s valuation policy and procedures. Valuation techniques used to value each Portfolio’s investments by major category are as follows:

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the 1940 Act and in accordance with Portfolio procedures to stabilize net asset value.

•

Short-term investments maturing within sixty days at the time of purchase are valued using the amortized cost method as long as the amortized cost value of a particular portfolio instrument is reasonably determined to approximate the fair value of that investment established using market-based and issuer-specific factors pursuant to valuation policy and procedures approved by the Board.

•

Debt obligations (both governmental and non-governmental) that are short term in nature (with a maturity of sixty days or less at purchase) and investment grade are valued using the amortized cost method as long as the amortized cost value of a particular portfolio instrument is reasonably determined to approximate the fair value of that investment established using market-based and issuer-specific factors or at a price obtained from an independent pricing service pursuant to policy and procedures approved by the Board.

•

Debt obligations (both governmental and non- governmental) purchased with greater than sixty days to maturity and not investment grade are valued at last reported evaluated bid prices obtained from independent pricing services or brokers pursuant to valuation policy and procedures approved by the Board. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Repurchase agreements are valued at the repurchase price as of valuation date.

In the event prices or quotations are not readily available or application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of Portfolios’ investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The Portfolios value its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

16

State Street Tax Free Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Investments that are fair valued by the Committee are categorized as Level 2 or 3 depending on the characteristics of inputs and market activity.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolios had no transfers between levels for the period ended September 30, 2015.

The following is a summary of the inputs used, as of September 30, 2015, in valuing the Portfolios’ assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$34,699,481
Level 2 – Other Significant Observable Inputs	156,280,000
Level 3 – Significant Unobservable Inputs	–

Total Investments	$190,979,481

17

State Street Institutional U.S. Government Money Market Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street U.S. Government Money Market Portfolio. The schedule of investments for the State Street U.S. Government Money Market Portfolio follows.

State Street U.S. Government Money Market Portfolio

Schedule of Investments

September 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

GOVERNMENT AGENCY DEBT – 65.4%
Federal Farm Credit Bank(a)	0.070%	10/13/2015	10/13/2015	$45,300,000	$45,298,943
Federal Farm Credit Bank(a)	0.090%	10/20/2015	10/20/2015	34,000,000	33,998,385
Federal Farm Credit Bank(b)	0.173%	10/09/2015	12/09/2015	55,000,000	55,000,000
Federal Farm Credit Bank(b)	0.304%	10/05/2015	01/05/2016	70,000,000	70,000,000
Federal Farm Credit Bank(b)	0.174%	10/12/2015	01/11/2016	73,000,000	73,000,000
Federal Farm Credit Bank(b)	0.173%	10/19/2015	02/18/2016	86,000,000	85,997,087
Federal Farm Credit Bank(b)	0.193%	10/09/2015	09/09/2016	47,600,000	47,600,646
Federal Home Loan Bank(a)	0.097%	10/02/2015	10/02/2015	125,000,000	124,999,714
Federal Home Loan Bank(a)	0.097%	10/02/2015	10/02/2015	212,000,000	211,999,515
Federal Home Loan Bank(a)	0.097%	10/07/2015	10/07/2015	150,000,000	149,997,687
Federal Home Loan Bank(a)	0.097%	10/07/2015	10/07/2015	154,000,000	153,997,625
Federal Home Loan Bank(a)	0.122%	10/09/2015	10/09/2015	198,500,000	198,494,707
Federal Home Loan Bank(a)	0.095%	10/14/2015	10/14/2015	175,000,000	174,993,683
Federal Home Loan Bank(a)	0.095%	10/14/2015	10/14/2015	42,000,000	41,998,484
Federal Home Loan Bank(a)	0.157%	10/15/2015	10/15/2015	185,000,000	185,000,000
Federal Home Loan Bank(a)	0.092%	10/16/2015	10/16/2015	200,000,000	199,992,500
Federal Home Loan Bank(a)	0.050%	10/21/2015	10/21/2015	100,000,000	99,997,222
Federal Home Loan Bank(a)	0.101%	10/23/2015	10/23/2015	325,000,000	324,980,337
Federal Home Loan Bank(a)	0.133%	11/04/2015	11/04/2015	153,000,000	152,978,791
Federal Home Loan Bank(a)	0.133%	11/04/2015	11/04/2015	75,000,000	74,989,603
Federal Home Loan Bank(a)	0.164%	11/06/2015	11/06/2015	168,000,000	167,973,120
Federal Home Loan Bank(a)	0.224%	11/12/2015	11/12/2015	32,000,000	31,991,787
Federal Home Loan Bank(a)	0.193%	11/13/2015	11/13/2015	126,600,000	126,571,420
Federal Home Loan Bank(a)	0.224%	11/17/2015	11/17/2015	72,800,000	72,779,090
Federal Home Loan Bank(a)	0.120%	11/18/2015	11/18/2015	250,000,000	249,960,667
Federal Home Loan Bank(a)	0.224%	11/20/2015	11/20/2015	128,000,000	127,960,889
Federal Home Loan Bank(a)	0.210%	12/09/2015	12/09/2015	113,250,000	113,204,851
Federal Home Loan Bank(a)	0.273%	12/16/2015	12/16/2015	184,000,000	183,895,120
Federal Home Loan Bank(a)	0.303%	12/18/2015	12/18/2015	91,000,000	90,941,047
Federal Home Loan Bank(b)	0.174%	10/26/2015	01/25/2016	114,000,000	114,000,000
Federal Home Loan Bank(b)	0.146%	10/26/2015	06/24/2016	235,000,000	235,000,000
Federal Home Loan Bank(b)	0.149%	10/08/2015	07/08/2016	110,000,000	110,000,000
Federal Home Loan Bank(b)	0.157%	10/15/2015	07/15/2016	176,000,000	176,000,000
Federal Home Loan Bank(b)	0.149%	10/12/2015	08/12/2016	224,000,000	224,000,000
Federal Home Loan Bank(b)	0.186%	10/20/2015	09/20/2016	119,100,000	119,100,000
Federal Home Loan Mortgage Corp.(a)	0.102%	10/02/2015	10/02/2015	127,750,000	127,749,645
Federal Home Loan Mortgage Corp.(a)	0.122%	10/13/2015	10/13/2015	135,000,000	134,994,600

18

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

GOVERNMENT AGENCY DEBT – (continued)
Federal Home Loan Mortgage Corp.(a)	0.133%	10/14/2015	10/14/2015	$211,765,000	$211,755,059
Federal Home Loan Mortgage Corp.(a)	0.077%	10/15/2015	10/15/2015	56,000,000	55,998,451
Federal Home Loan Mortgage Corp.(a)	0.077%	10/15/2015	10/15/2015	193,000,000	192,994,662
Federal Home Loan Mortgage Corp.(a)	0.120%	10/19/2015	10/19/2015	22,800,000	22,798,632
Federal Home Loan Mortgage Corp.(a)	0.096%	10/23/2015	10/23/2015	206,000,000	205,990,216
Federal Home Loan Mortgage Corp.(a)	0.096%	10/23/2015	10/23/2015	92,000,000	91,995,630
Federal Home Loan Mortgage Corp.(a)	0.131%	10/26/2015	10/26/2015	224,700,000	224,679,871
Federal Home Loan Mortgage Corp.(a)	0.096%	10/28/2015	10/28/2015	62,000,000	61,995,957
Federal Home Loan Mortgage Corp.(a)	0.096%	10/28/2015	10/28/2015	92,000,000	91,994,001
Federal Home Loan Mortgage Corp.(a)	0.082%	10/29/2015	10/29/2015	100,600,000	100,593,740
Federal Home Loan Mortgage Corp.(a)	0.127%	10/30/2015	10/30/2015	181,000,000	180,981,483
Federal Home Loan Mortgage Corp.(a)	0.102%	11/05/2015	11/05/2015	92,000,000	91,991,055
Federal Home Loan Mortgage Corp.(a)	0.102%	12/02/2015	12/02/2015	169,000,000	168,970,894
Federal Home Loan Mortgage Corp.(a)	0.122%	12/10/2015	12/10/2015	46,800,000	46,789,080
Federal Home Loan Mortgage Corp.(a)	0.234%	01/08/2016	01/08/2016	91,000,000	90,942,442
Federal Home Loan Mortgage Corp.(a)	0.234%	01/13/2016	01/13/2016	91,000,000	90,939,536
Federal Home Loan Mortgage Corp.(a)	0.163%	01/15/2016	01/15/2016	163,000,000	162,923,209
Federal Home Loan Mortgage Corp.(b)	0.152%	10/19/2015	08/17/2016	126,500,000	126,500,000
Federal Home Loan Mortgage Corp.(b)	0.151%	10/26/2015	08/24/2016	136,000,000	136,000,000
Federal National Mortgage Assoc.(a)	0.077%	10/14/2015	10/14/2015	10,500,000	10,499,725
Federal National Mortgage Assoc.(a)	0.077%	10/14/2015	10/14/2015	10,500,000	10,499,725
Federal National Mortgage Assoc.(a)	0.112%	10/19/2015	10/19/2015	84,000,000	83,995,065
Federal National Mortgage Assoc.(a)	0.112%	10/19/2015	10/19/2015	57,000,000	56,996,651
Federal National Mortgage Assoc.(a)	0.112%	10/19/2015	10/19/2015	123,000,000	122,992,774
Federal National Mortgage Assoc.(a)	0.206%	10/21/2015	10/21/2015	17,700,000	17,700,209
Federal National Mortgage Assoc.(a)	0.117%	11/02/2015	11/02/2015	178,500,000	178,481,753
Federal National Mortgage Assoc.(a)	0.164%	11/03/2015	11/03/2015	135,000,000	134,980,952
Federal National Mortgage Assoc.(a)	0.164%	11/03/2015	11/03/2015	34,300,000	34,295,160
Federal National Mortgage Assoc.(a)	0.154%	11/04/2015	11/04/2015	276,000,000	275,960,900
Federal National Mortgage Assoc.(a)	0.161%	11/12/2015	11/12/2015	124,121,000	124,098,265
Federal National Mortgage Assoc.(a)	0.112%	11/16/2015	11/16/2015	22,900,000	22,896,725
Federal National Mortgage Assoc.(a)	0.112%	11/16/2015	11/16/2015	337,000,000	336,951,811
Federal National Mortgage Assoc.(a)	0.153%	11/17/2015	11/17/2015	136,000,000	135,973,367
Federal National Mortgage Assoc.(a)	0.184%	11/18/2015	11/18/2015	152,000,000	151,963,520
Federal National Mortgage Assoc.(a)	0.163%	11/25/2015	11/25/2015	178,000,000	177,956,761

TOTAL GOVERNMENT AGENCY DEBT					9,144,514,446

19

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 1.4%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/25/2015 (collateralized by Federal Home Loan Banks, 0.000% – 5.500% due 10/07/2015 – 07/15/2036, Federal Home Loan Mortgage Corporations, 0.000% – 5.250% due 10/05/2015 – 08/01/2030, Federal National Mortgage Associations, 0.875% – 1.500% due 12/20/2017 – 02/26/2019, Residual Funding Corporation, 0.000% due 04/15/2030, Resolution Funding Corporation, 0.000% due 01/15/2019, and U.S. Treasury Note, 1.000% due 02/15/2018, valued at $204,000,093); expected proceeds $200,003,111	0.080%	10/02/2015	10/02/2015	$200,000,000	$200,000,000

TREASURY DEBT – 8.4%
U.S. Treasury Bill(a)	0.025%	10/01/2015	10/01/2015	47,500,000	47,500,000
U.S. Treasury Bill(a)	0.025%	10/01/2015	10/01/2015	48,000,000	48,000,000
U.S. Treasury Note(a)	0.102%	10/15/2015	10/15/2015	105,000,000	105,007,344
U.S. Treasury Note(a)	0.102%	10/15/2015	10/15/2015	127,000,000	127,008,883
U.S. Treasury Note(a)	0.102%	10/15/2015	10/15/2015	12,750,000	12,750,892
U.S. Treasury Note(a)	0.102%	10/15/2015	10/15/2015	166,000,000	166,011,611
U.S. Treasury Note(a)	0.102%	10/15/2015	10/15/2015	63,375,000	63,379,433
U.S. Treasury Note(b)	0.060%	10/01/2015	01/31/2016	143,000,000	142,988,362
U.S. Treasury Note(b)	0.084%	10/01/2015	04/30/2016	36,350,000	36,350,321
U.S. Treasury Note(b)	0.068%	10/01/2015	10/31/2016	82,000,000	81,968,423
U.S. Treasury Note(b)	0.094%	10/01/2015	04/30/2017	131,000,000	131,000,711
U.S. Treasury Note(b)	0.127%	10/01/2015	07/31/2017	206,000,000	205,887,059

TOTAL TREASURY DEBT					1,167,853,039

TREASURY REPURCHASE AGREEMENTS – 20.9%
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 09/24/2015 (collateralized by U.S. Treasury Bonds, 3.875% – 5.250% due 11/15/2028 – 08/15/2040, and U.S. Treasury Notes, 1.250% – 3.625% due 11/30/2018 – 05/15/2024, valued at $2,800,038,245); expected proceeds $2,800,038,111	0.070%	10/01/2015	10/01/2015	2,800,000,000	2,800,000,000

20

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 09/30/2015 (collateralized by a U.S. Treasury Note, 3.125% due 05/15/2021, valued at $125,000,260); expected proceeds $125,000,486	0.070%	10/02/2015	10/02/2015	$125,000,000	$125,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					2,925,000,000

TOTAL INVESTMENTS(c)(d) – 96.1%					13,437,367,485
Assets in Excess of Liabilities – 3.9%					544,661,718

NET ASSETS – 100.0%					$13,982,029,203

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate shown is rate in effect at September 30, 2015.

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.

(d)	Also represents the cost for federal tax purposes.

21

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

As permitted under Rule 2a-7 of the Investment Company Act of 1940 Act (the “1940 Act”) and certain conditions therein, securities of the Portfolios are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day. Each Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees (the “Board”). The Board has adopted procedures concerning securities valuation, under which an Oversight Committee makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Oversight Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Oversight Committee. The Oversight Committee will assist in overseeing the comparison of amortized cost to market-based value. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

Generally, investments are valued using market quotations, as obtained or determined by independent pricing services recommended by the Committee approved by the Board. If an investment’s market price is not readily available or does not otherwise accurately reflect the fair value of the investment, the investment will be valued by another method that the Committee believes will better reflect fair value in accordance with the Trust’s valuation policy and procedures. Valuation techniques used to value each Portfolio’s investments by major category are as follows:

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the 1940 Act and in accordance with Portfolio procedures to stabilize net asset value.

•

Short-term investments maturing within sixty days at the time of purchase are valued using the amortized cost method as long as the amortized cost value of a particular portfolio instrument is reasonably determined to approximate the fair value of that investment established using market-based and issuer-specific factors pursuant to valuation policy and procedures approved by the Board.

•

Debt obligations (both governmental and non-governmental) that are short term in nature (with a maturity of sixty days or less at purchase) and investment grade are valued using the amortized cost method as long as the amortized cost value of a particular portfolio instrument is reasonably determined to approximate the fair value of that investment established using market-based and issuer-specific factors or at a price obtained from an independent pricing service pursuant to policy and procedures approved by the Board.

•

Debt obligations (both governmental and non- governmental) purchased with greater than sixty days to maturity and not investment grade are valued at last reported evaluated bid prices obtained from independent pricing services or brokers pursuant to valuation policy and procedures approved by the Board. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Repurchase agreements are valued at the repurchase price as of valuation date.

In the event prices or quotations are not readily available or application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of Portfolios’ investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The Portfolios value its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

22

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Investments that are fair valued by the Committee are categorized as Level 2 or 3 depending on the characteristics of inputs and market activity.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolios had no transfers between levels for the period ended September 30, 2015.

The following is a summary of the inputs used, as of September 30, 2015, in valuing the Portfolios’ assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable Inputs	13,437,367,485
Level 3 – Significant Unobservable Inputs	–

Total Investments	$13,437,367,485

23

State Street Institutional Treasury Money Market Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Treasury Money Market Portfolio. The schedule of investments for the State Street Treasury Money Market Portfolio follows.

State Street Treasury Money Market Portfolio

Schedule of Investments

September 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY DEBT – 106.5%
U.S. Treasury Bill(a)	0.005%	10/08/2015	10/08/2015	$150,000,000	$149,999,715
U.S. Treasury Bill(a)	0.005%	10/08/2015	10/08/2015	48,000,000	47,999,909
U.S. Treasury Bill(a)	0.010%	10/08/2015	10/08/2015	1,126,998,000	1,126,995,855
U.S. Treasury Bill(a)	0.013%	10/08/2015	10/08/2015	140,000,000	139,999,734
U.S. Treasury Bill(a)	0.015%	10/08/2015	10/08/2015	178,000,000	177,999,661
U.S. Treasury Bill(a)	0.005%	10/15/2015	10/15/2015	590,200,000	590,196,980
U.S. Treasury Bill(a)	0.013%	10/15/2015	10/15/2015	90,000,000	89,999,540
U.S. Treasury Bill(a)	0.018%	10/15/2015	10/15/2015	500,000,000	499,997,442
U.S. Treasury Bill(a)	0.020%	10/15/2015	10/15/2015	122,000,000	121,999,376
U.S. Treasury Bill(a)	0.025%	10/15/2015	10/15/2015	122,000,000	121,999,376
U.S. Treasury Bill(a)	0.030%	10/15/2015	10/15/2015	25,000,000	24,999,872
U.S. Treasury Bill(a)	0.000%	10/22/2015	10/22/2015	1,220,400,000	1,220,394,874
U.S. Treasury Bill(a)	0.005%	10/22/2015	10/22/2015	160,000,000	159,999,328
U.S. Treasury Bill(a)	0.010%	10/22/2015	10/22/2015	44,000,000	43,999,815
U.S. Treasury Bill(a)	0.015%	10/22/2015	10/22/2015	1,445,000	1,444,994
U.S. Treasury Bill(a)	0.020%	10/22/2015	10/22/2015	80,000,000	79,999,664
U.S. Treasury Bill(a)	0.030%	10/22/2015	10/22/2015	350,000,000	349,998,530
U.S. Treasury Bill(a)	0.000%	10/29/2015	10/29/2015	505,400,000	505,392,822
U.S. Treasury Bill(a)	0.005%	10/29/2015	10/29/2015	379,258,000	379,252,613
U.S. Treasury Bill(a)	0.010%	10/29/2015	10/29/2015	237,000,000	236,996,634
U.S. Treasury Bill(a)	0.046%	10/29/2015	10/29/2015	346,000,000	345,995,086
U.S. Treasury Bill(a)	0.050%	10/29/2015	10/29/2015	129,000,000	128,998,168
U.S. Treasury Bill(a)	0.060%	10/29/2015	10/29/2015	60,474,000	60,473,141
U.S. Treasury Bill(a)	0.010%	11/05/2015	11/05/2015	100,000,000	99,993,133
U.S. Treasury Bill(a)	0.016%	11/05/2015	11/05/2015	79,000,000	78,994,575
U.S. Treasury Bill(a)	0.075%	11/05/2015	11/05/2015	253,000,000	252,982,627
U.S. Treasury Bill(a)	0.000%	11/12/2015	11/12/2015	500,000,000	499,989,631
U.S. Treasury Bill(a)	0.010%	11/12/2015	11/12/2015	65,000,000	64,998,652
U.S. Treasury Bill(a)	0.021%	11/12/2015	11/12/2015	75,000,000	74,998,445
U.S. Treasury Bill(a)	0.025%	11/12/2015	11/12/2015	170,000,000	169,996,474
U.S. Treasury Bill(a)	0.125%	11/12/2015	11/12/2015	73,895,000	73,893,468
U.S. Treasury Bill(a)	0.015%	11/19/2015	11/19/2015	125,000,000	124,997,448
U.S. Treasury Bill(a)	0.000%	11/27/2015	11/27/2015	172,400,000	172,392,400
U.S. Treasury Bill(a)	0.045%	11/27/2015	11/27/2015	156,000,000	155,993,123
U.S. Treasury Bill(a)	0.048%	11/27/2015	11/27/2015	108,000,000	107,995,239
U.S. Treasury Bill(a)	0.000%	12/03/2015	12/03/2015	59,000,000	59,000,000
U.S. Treasury Bill(a)	0.095%	12/03/2015	12/03/2015	367,080,000	367,018,973

24

State Street Treasury Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY DEBT – (continued)
U.S. Treasury Bill(a)	0.000%	12/10/2015	12/10/2015	$76,700,000	$76,700,000
U.S. Treasury Bill(a)	0.000%	12/17/2015	12/17/2015	454,000,000	453,984,410
U.S. Treasury Bill(a)	0.053%	12/17/2015	12/17/2015	200,000,000	199,993,132
U.S. Treasury Bill(a)	0.001%	12/24/2015	12/24/2015	175,000,000	174,999,592
U.S. Treasury Bill(a)	0.003%	12/24/2015	12/24/2015	200,000,000	199,998,833
U.S. Treasury Bill(a)	0.018%	12/31/2015	12/31/2015	150,000,000	149,993,365
U.S. Treasury Note(b)	0.060%	10/01/2015	01/31/2016	477,000,000	476,989,145
U.S. Treasury Note(b)	0.068%	10/01/2015	10/31/2016	280,000,000	279,950,270
U.S. Treasury Note(b)	0.084%	10/01/2015	04/30/2016	257,600,000	257,618,424
U.S. Treasury Note(b)	0.094%	10/01/2015	04/30/2017	121,000,000	121,000,471
U.S. Treasury Note(b)	0.120%	10/01/2015	07/31/2016	80,000,000	80,008,437
U.S. Treasury Note(b)	0.127%	10/01/2015	07/31/2017	231,000,000	230,872,858
U.S. Treasury Note(b)	0.134%	10/01/2015	01/31/2017	68,000,000	68,012,889
U.S. Treasury Note(a)	0.061%	10/15/2015	10/15/2015	637,000,000	637,045,336
U.S. Treasury Note(a)	0.071%	10/15/2015	10/15/2015	74,000,000	74,005,267
U.S. Treasury Note(a)	0.081%	10/15/2015	10/15/2015	52,000,000	52,003,701
U.S. Treasury Note(a)	0.102%	10/15/2015	10/15/2015	10,000,000	10,000,712
U.S. Treasury Note(b)	0.011%	11/02/2015	10/31/2015	100,000,000	100,019,502
U.S. Treasury Note(b)	0.011%	11/02/2015	10/31/2015	100,000,000	100,101,019
U.S. Treasury Note(b)	0.028%	11/16/2015	11/15/2015	85,000,000	86,023,345
U.S. Treasury Note(b)	0.043%	11/16/2015	11/15/2015	70,000,000	70,381,436
U.S. Treasury Note(b)	0.052%	11/16/2015	11/15/2015	147,000,000	147,058,045
U.S. Treasury Note(a)	0.010%	11/30/2015	11/30/2015	46,127,000	46,140,378
U.S. Treasury Note(a)	0.051%	11/30/2015	11/30/2015	150,000,000	150,315,368
U.S. Treasury Note(a)	0.092%	11/30/2015	11/30/2015	300,000,000	300,630,736
U.S. Treasury Note(a)	0.097%	11/30/2015	11/30/2015	123,000,000	123,035,672
U.S. Treasury Note(a)	0.097%	11/30/2015	11/30/2015	38,000,000	38,079,893
U.S. Treasury Note(a)	0.122%	11/30/2015	11/30/2015	80,500,000	80,669,247
U.S. Treasury Note(a)	0.137%	11/30/2015	11/30/2015	81,000,000	81,170,299
U.S. Treasury Note(b)	0.052%	02/01/2016	01/31/2016	70,000,000	70,075,048

TOTAL TREASURY DEBT					13,845,254,147

TOTAL INVESTMENTS(c)(d) – 106.5%					13,845,254,147
Liabilities in Excess of Assets – (6.5)%					(839,324,198)

NET ASSETS – 100.0%					$13,005,929,949

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate shown is rate in effect at September 30, 2015.

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.

(d)	Also represents the cost for federal tax purposes.

25

State Street Treasury Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

As permitted under Rule 2a-7 of the Investment Company Act of 1940 Act (the “1940 Act”) and certain conditions therein, securities of the Portfolios are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day. Each Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees (the “Board”). The Board has adopted procedures concerning securities valuation, under which an Oversight Committee makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Oversight Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Oversight Committee. The Oversight Committee will assist in overseeing the comparison of amortized cost to market-based value. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

Generally, investments are valued using market quotations, as obtained or determined by independent pricing services recommended by the Committee approved by the Board. If an investment’s market price is not readily available or does not otherwise accurately reflect the fair value of the investment, the investment will be valued by another method that the Committee believes will better reflect fair value in accordance with the Trust’s valuation policy and procedures. Valuation techniques used to value each Portfolio’s investments by major category are as follows:

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the 1940 Act and in accordance with Portfolio procedures to stabilize net asset value.

•

Short-term investments maturing within sixty days at the time of purchase are valued using the amortized cost method as long as the amortized cost value of a particular portfolio instrument is reasonably determined to approximate the fair value of that investment established using market-based and issuer-specific factors pursuant to valuation policy and procedures approved by the Board.

•

Debt obligations (both governmental and non-governmental) that are short term in nature (with a maturity of sixty days or less at purchase) and investment grade are valued using the amortized cost method as long as the amortized cost value of a particular portfolio instrument is reasonably determined to approximate the fair value of that investment established using market-based and issuer-specific factors or at a price obtained from an independent pricing service pursuant to policy and procedures approved by the Board.

•

Debt obligations (both governmental and non- governmental) purchased with greater than sixty days to maturity and not investment grade are valued at last reported evaluated bid prices obtained from independent pricing services or brokers pursuant to valuation policy and procedures approved by the Board. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Repurchase agreements are valued at the repurchase price as of valuation date.

In the event prices or quotations are not readily available or application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of Portfolios’ investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The Portfolios value its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

26

State Street Treasury Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Investments that are fair valued by the Committee are categorized as Level 2 or 3 depending on the characteristics of inputs and market activity.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolios had no transfers between levels for the period ended September 30, 2015.

The following is a summary of the inputs used, as of September 30, 2015, in valuing the Portfolios’ assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable Inputs	13,845,254,147
Level 3 – Significant Unobservable Inputs	–

Total Investments	$13,845,254,147

27

State Street Institutional Treasury Plus Money Market Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Treasury Plus Money Market Portfolio. The schedule of investments for the State Street Treasury Plus Money Market Portfolio follows.

State Street Treasury Plus Money Market Portfolio

Schedule of Investments

September 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY DEBT – 67.0%
U.S. Treasury Bill(a)	0.000%	10/01/2015	10/01/2015	$24,000,000	$24,000,000
U.S. Treasury Bill(a)	0.001%	10/01/2015	10/01/2015	33,000,000	33,000,000
U.S. Treasury Bill(a)	0.005%	10/01/2015	10/01/2015	29,000,000	29,000,000
U.S. Treasury Bill(a)	0.010%	10/01/2015	10/01/2015	6,000,000	6,000,000
U.S. Treasury Bill(a)	0.020%	10/01/2015	10/01/2015	52,000,000	52,000,000
U.S. Treasury Bill(a)	0.023%	10/01/2015	10/01/2015	9,000,000	9,000,000
U.S. Treasury Bill(a)	0.025%	10/01/2015	10/01/2015	29,500,000	29,500,000
U.S. Treasury Bill(a)	0.028%	10/01/2015	10/01/2015	9,000,000	9,000,000
U.S. Treasury Bill(a)	0.005%	10/08/2015	10/08/2015	2,000,000	1,999,996
U.S. Treasury Bill(a)	0.010%	10/08/2015	10/08/2015	99,000,000	98,999,789
U.S. Treasury Bill(a)	0.013%	10/08/2015	10/08/2015	7,000,000	6,999,985
U.S. Treasury Bill(a)	0.015%	10/08/2015	10/08/2015	24,000,000	23,999,949
U.S. Treasury Bill(a)	0.005%	10/15/2015	10/15/2015	51,300,000	51,299,779
U.S. Treasury Bill(a)	0.012%	10/15/2015	10/15/2015	10,000,000	9,999,957
U.S. Treasury Bill(a)	0.017%	10/15/2015	10/15/2015	25,000,000	24,999,892
U.S. Treasury Bill(a)	0.020%	10/15/2015	10/15/2015	6,000,000	5,999,974
U.S. Treasury Bill(a)	0.025%	10/15/2015	10/15/2015	6,000,000	5,999,974
U.S. Treasury Bill(a)	0.000%	10/22/2015	10/22/2015	27,800,000	27,799,776
U.S. Treasury Bill(a)	0.010%	10/22/2015	10/22/2015	5,000,000	4,999,960
U.S. Treasury Bill(a)	0.030%	10/22/2015	10/22/2015	25,000,000	24,999,798
U.S. Treasury Bill(a)	0.000%	10/29/2015	10/29/2015	21,100,000	21,099,684
U.S. Treasury Bill(a)	0.000%	10/29/2015	10/29/2015	7,700,000	7,699,885
U.S. Treasury Bill(a)	0.005%	10/29/2015	10/29/2015	13,500,000	13,499,798
U.S. Treasury Bill(a)	0.046%	10/29/2015	10/29/2015	18,000,000	17,999,730
U.S. Treasury Bill(a)	0.050%	10/29/2015	10/29/2015	7,000,000	6,999,895
U.S. Treasury Bill(a)	0.320%	10/29/2015	10/29/2015	1,400,000	1,399,979
U.S. Treasury Bill(a)	0.075%	11/05/2015	11/05/2015	19,000,000	18,998,615
U.S. Treasury Bill(a)	0.125%	11/12/2015	11/12/2015	7,000,000	6,998,979
U.S. Treasury Bill(a)	0.000%	11/27/2015	11/27/2015	6,600,000	6,599,630
U.S. Treasury Bill(a)	0.045%	11/27/2015	11/27/2015	13,000,000	12,999,271
U.S. Treasury Bill(a)	0.048%	11/27/2015	11/27/2015	9,000,000	8,999,496
U.S. Treasury Bill(a)	0.000%	12/10/2015	12/10/2015	4,300,000	4,300,000
U.S. Treasury Bill(a)	0.000%	12/17/2015	12/17/2015	6,000,000	5,999,482
U.S. Treasury Bill(a)	0.053%	12/17/2015	12/17/2015	20,000,000	19,998,272
U.S. Treasury Note(a)	0.061%	10/15/2015	10/15/2015	54,000,000	54,003,827
U.S. Treasury Note(a)	0.071%	10/15/2015	10/15/2015	9,000,000	9,000,638
U.S. Treasury Note(a)	0.081%	10/15/2015	10/15/2015	6,000,000	6,000,425

28

State Street Treasury Plus Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY DEBT – (continued)
U.S. Treasury Note(a)	0.102%	10/15/2015	10/15/2015	$1,000,000	$1,000,071
U.S. Treasury Note(b)	0.052%	11/16/2015	11/15/2015	6,000,000	6,002,369
U.S. Treasury Note(a)	0.092%	11/30/2015	11/30/2015	20,000,000	20,041,726
U.S. Treasury Note(a)	0.122%	11/30/2015	11/30/2015	10,000,000	10,020,863
U.S. Treasury Note(b)	0.060%	10/01/2015	01/31/2016	15,500,000	15,500,368
U.S. Treasury Note(b)	0.060%	10/01/2015	01/31/2016	58,500,000	58,496,361
U.S. Treasury Note(b)	0.084%	10/01/2015	04/30/2016	34,500,000	34,502,156
U.S. Treasury Note(b)	0.120%	10/01/2015	07/31/2016	10,000,000	10,001,055
U.S. Treasury Note(b)	0.068%	10/01/2015	10/31/2016	25,000,000	24,993,298
U.S. Treasury Note(b)	0.094%	10/01/2015	04/30/2017	15,430,000	15,430,064
U.S. Treasury Note(b)	0.127%	10/01/2015	07/31/2017	42,000,000	41,977,142

TOTAL TREASURY DEBT					940,161,908

TREASURY REPURCHASE AGREEMENTS – 30.7%
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 09/30/2015 (collateralized by a U.S. Treasury Inflation Index Note, 2.125% due 01/15/2019, a U.S. Treasury Note, 3.125% due 01/31/2017, and a U.S. Treasury Strip, 0.000% due 11/15/2023, valued at $30,600,020); expected proceeds $30,000,083	0.100%	10/01/2015	10/01/2015	30,000,000	30,000,000
Agreement with Morgan Stanley and Co., Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2015 (collateralized by U.S. Treasury Notes, 1.000% – 2.000% due 05/31/2019 – 02/15/2023, valued at $204,000,019); expected proceeds $200,000,556	0.100%	10/01/2015	10/01/2015	200,000,000	200,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 09/30/2015 (collateralized by U.S. Treasury Notes, 2.125% – 2.250% due 08/31/2020 – 03/31/2021, valued at $204,000,579); expected proceeds $200,000,556	0.100%	10/01/2015	10/01/2015	200,000,000	200,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					430,000,000

TOTAL INVESTMENTS(c)(d) – 97.7%					1,370,161,908
Assets in Excess of Liabilities – 2.3%					31,628,157

NET ASSETS – 100.0%					$1,401,790,065

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate shown is rate in effect at September 30, 2015.

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.

(d)	Also represents the cost for federal tax purposes.

29

State Street Treasury Plus Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

As permitted under Rule 2a-7 of the Investment Company Act of 1940 Act (the “1940 Act”) and certain conditions therein, securities of the Portfolios are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day. Each Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees (the “Board”). The Board has adopted procedures concerning securities valuation, under which an Oversight Committee makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Oversight Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Oversight Committee. The Oversight Committee will assist in overseeing the comparison of amortized cost to market-based value. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

Generally, investments are valued using market quotations, as obtained or determined by independent pricing services recommended by the Committee approved by the Board. If an investment’s market price is not readily available or does not otherwise accurately reflect the fair value of the investment, the investment will be valued by another method that the Committee believes will better reflect fair value in accordance with the Trust’s valuation policy and procedures. Valuation techniques used to value each Portfolio’s investments by major category are as follows:

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the 1940 Act and in accordance with Portfolio procedures to stabilize net asset value.

•

Short-term investments maturing within sixty days at the time of purchase are valued using the amortized cost method as long as the amortized cost value of a particular portfolio instrument is reasonably determined to approximate the fair value of that investment established using market-based and issuer-specific factors pursuant to valuation policy and procedures approved by the Board.

•

Debt obligations (both governmental and non-governmental) that are short term in nature (with a maturity of sixty days or less at purchase) and investment grade are valued using the amortized cost method as long as the amortized cost value of a particular portfolio instrument is reasonably determined to approximate the fair value of that investment established using market-based and issuer-specific factors or at a price obtained from an independent pricing service pursuant to policy and procedures approved by the Board.

•

Debt obligations (both governmental and non- governmental) purchased with greater than sixty days to maturity and not investment grade are valued at last reported evaluated bid prices obtained from independent pricing services or brokers pursuant to valuation policy and procedures approved by the Board. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Repurchase agreements are valued at the repurchase price as of valuation date.

In the event prices or quotations are not readily available or application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of Portfolios’ investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The Portfolios value its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

30

State Street Treasury Plus Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Investments that are fair valued by the Committee are categorized as Level 2 or 3 depending on the characteristics of inputs and market activity.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolios had no transfers between levels for the period ended September 30, 2015.

The following is a summary of the inputs used, as of September 30, 2015, in valuing the Portfolios’ assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable Inputs	1,370,161,908
Level 3 – Significant Unobservable Inputs	–

Total Investments	$1,370,161,908

31

Quarterly Report

30 September 2015

State Street Institutional Investment Trust

State Street Equity 500 Index Fund

State Street Equity 500 Index II Portfolio

State Street Aggregate Bond Index Fund

State Street Aggregate Bond Index Portfolio

State Street Global Equity ex-U.S. Index Fund

State Street Global Equity ex-U.S. Index Portfolio

State Street Small Mid/Cap Equity Index Fund

State Street Small Mid/Cap Equity Index Portfolio

State Street Institutional Investment Trust

Quarterly Report

September 30, 2015

State Street Equity 500 Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Equity 500 Index II Portfolio. The portfolio of investments for the State Street Equity 500 Index II Portfolio follows.

State Street Equity 500 Index II Portfolio

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.7%
Consumer Discretionary – 13.0%
Advance Auto Parts, Inc.	1,900	$360,107
Amazon.com, Inc.(a)	10,190	5,216,159
AutoNation, Inc.(a)	1,894	110,193
AutoZone, Inc.(a)	876	634,075
Bed Bath & Beyond, Inc.(a)	4,415	251,743
Best Buy Co., Inc.	8,006	297,183
BorgWarner, Inc.	6,077	252,742
Cablevision Systems Corp. (Class A)	4,788	155,466
CarMax, Inc.(a)	5,403	320,506
Carnival Corp.	11,901	591,480
CBS Corp. (Class B)	12,242	488,456
Chipotle Mexican Grill, Inc.(a)	886	638,141
Coach, Inc.	7,528	217,785
Comcast Corp. (Class A)	65,983	3,753,113
D.R. Horton, Inc.	9,097	267,088
Darden Restaurants, Inc.	3,271	224,194
Delphi Automotive PLC	7,719	586,953
Discovery Communications, Inc. (Class A)(a)	3,303	85,977
Discovery Communications, Inc. (Class C)(a)	7,003	170,103
Dollar General Corp.	8,013	580,462
Dollar Tree, Inc.(a)	6,126	408,359
Expedia, Inc.	2,634	309,969
Ford Motor Co.	107,238	1,455,220
Fossil Group, Inc.(a)	983	54,930
GameStop Corp. (Class A)	2,622	108,053
Gap, Inc.	7,434	211,869
Garmin Ltd.	2,640	94,723
General Motors Co.	39,823	1,195,486
Genuine Parts Co.	4,089	338,937
Goodyear Tire & Rubber Co.	6,344	186,070
H&R Block, Inc.	7,664	277,437
Hanesbrands, Inc.	10,200	295,188
Harley-Davidson, Inc.	5,816	319,298
Harman International Industries, Inc.	1,816	174,318
Hasbro, Inc.	3,197	230,632
Home Depot, Inc.	34,102	3,938,440
Interpublic Group of Cos., Inc.	9,666	184,911
Johnson Controls, Inc.	17,280	714,701
Kohl’s Corp.	5,445	252,158
L Brands, Inc.	7,221	650,829
Leggett & Platt, Inc.	3,254	134,227
Lennar Corp. (Class A)	4,906	236,126
Lowe’s Cos., Inc.	24,850	1,712,662
Macy’s, Inc.	9,062	465,062
Marriott International, Inc. (Class A)	5,653	385,535
Mattel, Inc.	9,633	202,871
McDonald’s Corp.	25,310	2,493,794
Michael Kors Holdings, Ltd.(a)	5,514	232,911
Mohawk Industries, Inc.(a)	1,731	314,678
Netflix, Inc.(a)	11,804	1,218,881
Newell Rubbermaid, Inc.	7,542	299,493
News Corp. (Class A)(a)	13,088	165,171
News Corp. (Class B)	4,700	60,254
NIKE, Inc. (Class B)	18,153	2,232,274
Nordstrom, Inc.	3,877	278,020
O’Reilly Automotive, Inc.(a)	2,680	670,000
Omnicom Group, Inc.	6,591	434,347
Priceline Group, Inc.(a)	1,370	1,694,498
PulteGroup, Inc.	7,362	138,921
PVH Corp.	2,349	239,457
Ralph Lauren Corp.	1,479	174,759
Ross Stores, Inc.	11,256	545,578
Royal Caribbean Cruises, Ltd.	4,600	409,814
Scripps Networks Interactive, Inc. (Class A)	2,372	116,679
Signet Jewelers, Ltd.	2,100	285,873
Staples, Inc.	16,699	195,879
Starbucks Corp.	39,630	2,252,569
Starwood Hotels & Resorts Worldwide, Inc.	4,203	279,415
Target Corp.	16,872	1,327,151
TEGNA, Inc.	5,322	119,160
Tiffany & Co.	3,199	247,027
Time Warner Cable, Inc.	7,797	1,398,548
Time Warner, Inc.	22,411	1,540,756
TJX Cos., Inc.	18,637	1,331,055
Tractor Supply Co.	3,726	314,176
TripAdvisor, Inc.(a)	3,142	198,009
Twenty-First Century Fox, Inc. (Class A)	45,100	1,216,798
Twenty-First Century Fox, Inc. (Class B)	2,500	66,397
Under Armour, Inc. (Class A)(a)	5,124	495,901
Urban Outfitters, Inc.(a)	2,461	72,304
V.F. Corp.	9,044	616,891
Viacom, Inc. (Class B)	9,681	417,735
Walt Disney Co.	41,252	4,215,954
Whirlpool Corp.	2,102	309,540
Wyndham Worldwide Corp.	3,353	241,081
Wynn Resorts, Ltd.	2,141	113,730
Yum! Brands, Inc.	11,302	903,595

		59,619,010

Consumer Staples – 9.8%
Altria Group, Inc.	52,029	2,830,378
Archer-Daniels-Midland Co.	16,732	693,541
Brown-Forman Corp. (Class B)	2,921	283,045
Campbell Soup Co.	5,082	257,556
Clorox Co.	3,564	411,749
Coca-Cola Co.	104,100	4,176,492
Coca-Cola Enterprises, Inc.	5,788	279,850
Colgate-Palmolive Co.	24,723	1,568,922
ConAgra Foods, Inc.	11,124	450,633
Constellation Brands, Inc. (Class A)	4,450	557,185
Costco Wholesale Corp.	11,555	1,670,506
CVS Health Corp.	29,605	2,856,290
Dr. Pepper Snapple Group, Inc.	5,297	418,728
Estee Lauder Cos., Inc. (Class A)	5,941	479,320

State Street Equity 500 Index II Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Consumer Staples – (continued)
General Mills, Inc.	15,642	$877,985
Hershey Co.	3,967	364,488
Hormel Foods Corp.	3,851	243,807
J.M. Smucker Co.	3,005	342,840
Kellogg Co.	6,728	447,748
Keurig Green Mountain, Inc.	3,211	167,422
Kimberly-Clark Corp.	9,627	1,049,728
Kraft Heinz Co.	16,418	1,158,782
Kroger Co.	25,442	917,693
McCormick & Co., Inc.	3,592	295,191
Mead Johnson Nutrition Co.	5,450	383,680
Molson Coors Brewing Co. (Class B)	4,453	369,688
Mondelez International, Inc. (Class A)	43,015	1,801,038
Monster Beverage Corp.(a)	4,253	574,750
PepsiCo, Inc.	39,016	3,679,209
Philip Morris International, Inc.	41,112	3,261,415
Procter & Gamble Co.	72,158	5,191,047
Reynolds American, Inc.	21,708	961,013
Sysco Corp.	15,474	603,022
Tyson Foods, Inc. (Class A)	8,144	351,006
Wal-Mart Stores, Inc.	41,803	2,710,507
Walgreens Boots Alliance, Inc.	23,105	1,920,025
Whole Foods Market, Inc.	9,479	300,010

		44,906,289

Energy – 6.8%
Anadarko Petroleum Corp.	14,082	850,412
Apache Corp.	9,855	385,922
Baker Hughes, Inc.	11,279	586,959
Cabot Oil & Gas Corp.	11,278	246,537
Cameron International Corp.(a)	5,533	339,284
Chesapeake Energy Corp.(a)	14,988	109,862
Chevron Corp.	50,012	3,944,947
Cimarex Energy Co.	2,458	251,896
Columbia Pipeline Group, Inc.	7,704	140,906
ConocoPhillips	32,527	1,559,995
CONSOL Energy, Inc.	5,000	49,000
Devon Energy Corp.	10,101	374,646
Diamond Offshore Drilling, Inc.	1,546	26,746
Ensco PLC (Class A)	5,111	71,963
EOG Resources, Inc.	14,571	1,060,769
EQT Corp.	4,157	269,249
Exxon Mobil Corp.	111,175	8,265,861
FMC Technologies, Inc.(a)	6,591	204,321
Halliburton Co.	23,767	840,164
Helmerich & Payne, Inc.	3,126	147,735
Hess Corp.	6,757	338,255
Kinder Morgan, Inc.	49,450	1,368,776
Marathon Oil Corp.	17,488	269,315
Marathon Petroleum Corp.	14,574	675,213
Murphy Oil Corp.	3,879	93,872
National Oilwell Varco, Inc.	11,016	414,752
Newfield Exploration Co.(a)	4,215	138,674
Noble Energy, Inc.	11,925	359,897
Occidental Petroleum Corp.	21,009	1,389,745
ONEOK, Inc.	5,796	186,631
Phillips 66	12,973	996,845
Pioneer Natural Resources Co.	3,876	471,477

Range Resources Corp.	3,859	123,951
Schlumberger, Ltd.	33,486	2,309,529
Southwestern Energy Co.(a)	10,456	132,687
Spectra Energy Corp.	17,557	461,222
Tesoro Corp.	3,416	332,172
Transocean, Ltd.	7,410	95,737
Valero Energy Corp.	13,523	812,732
Williams Cos., Inc.	19,058	702,287

		31,400,943

Financials – 16.2%
ACE, Ltd.	8,533	882,312
Affiliated Managers Group, Inc.(a)	1,524	260,589
Aflac, Inc.	11,753	683,202
Allstate Corp.	10,939	637,087
American Express Co.	22,712	1,683,641
American International Group, Inc.	34,801	1,977,393
American Tower Corp. REIT	11,718	1,030,950
Ameriprise Financial, Inc.	4,844	528,626
Aon PLC	7,465	661,474
Apartment Investment & Management Co. (Class A) REIT	4,087	151,301
Assurant, Inc.	1,685	133,132
AvalonBay Communities, Inc. REIT	3,469	606,451
Bank of America Corp.	278,505	4,339,108
Bank of New York Mellon Corp.	30,594	1,197,755
BB&T Corp.	20,631	734,464
Berkshire Hathaway, Inc. (Class B)(a)	49,884	6,504,874
BlackRock, Inc.	3,516	1,045,905
Boston Properties, Inc. REIT	4,046	479,046
Capital One Financial Corp.	14,295	1,036,673
CBRE Group, Inc.(a)	7,867	251,744
Charles Schwab Corp.	33,204	948,306
Chubb Corp.	6,179	757,854
Cincinnati Financial Corp.	4,209	226,444
Citigroup, Inc.	80,027	3,970,139
CME Group, Inc.	9,363	868,325
Comerica, Inc.	4,627	190,170
Crown Castle International Corp. REIT	8,658	682,856
Discover Financial Services	11,828	614,938
E*TRADE Financial Corp.(a)	8,242	217,012
Equity Residential REIT	9,419	707,555
Essex Property Trust, Inc. REIT	1,745	389,868
Fifth Third Bancorp	22,262	420,974
Franklin Resources, Inc.	10,589	394,546
General Growth Properties, Inc. REIT	17,158	445,593
Genworth Financial, Inc. (Class A)(a)	11,062	51,106
Goldman Sachs Group, Inc.	10,646	1,849,849
Hartford Financial Services Group, Inc.	11,567	529,537
HCP, Inc. REIT	12,123	451,582
Host Hotels & Resorts, Inc. REIT	19,762	312,437
Hudson City Bancorp, Inc.	10,316	104,914
Huntington Bancshares, Inc.	19,091	202,365
Intercontinental Exchange, Inc.	2,937	690,166
Invesco Ltd.	11,411	356,366
Iron Mountain, Inc. REIT	5,481	170,021
JPMorgan Chase & Co.	98,543	6,008,167
KeyCorp	22,196	288,770
Kimco Realty Corp. REIT	11,353	277,354

State Street Equity 500 Index II Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Financials – (continued)
Legg Mason, Inc.	2,427	$100,987
Leucadia National Corp.	10,227	207,199
Lincoln National Corp.	6,982	331,366
Loews Corp.	8,219	297,035
M&T Bank Corp.	3,603	439,386
Macerich Co. REIT	3,655	280,777
Marsh & McLennan Cos., Inc.	14,019	732,072
McGraw Hill Financial, Inc.	7,168	620,032
MetLife, Inc.	30,770	1,450,805
Moody’s Corp.	4,932	484,322
Morgan Stanley	41,975	1,322,212
Nasdaq, Inc.	3,075	163,990
Navient Corp.	9,313	104,678
Northern Trust Corp.	5,896	401,871
People’s United Financial, Inc.	7,666	120,586
Plum Creek Timber Co., Inc. REIT	4,225	166,930
PNC Financial Services Group, Inc.	13,575	1,210,890
Principal Financial Group, Inc.	7,465	353,393
Progressive Corp.	16,649	510,125
ProLogis, Inc. REIT	13,352	519,393
Prudential Financial, Inc.	11,802	899,430
Public Storage, Inc. REIT	4,135	875,090
Realty Income Corp. REIT	5,800	274,862
Regions Financial Corp.	37,146	334,685
Simon Property Group, Inc. REIT	8,280	1,521,202
State Street Corp.(b)	10,878	731,110
SunTrust Banks, Inc.	13,736	525,265
T. Rowe Price Group, Inc.	6,855	476,422
Torchmark Corp.	3,012	169,877
Travelers Cos., Inc.	8,506	846,602
U.S. Bancorp	44,822	1,838,150
Unum Group	7,205	231,136
Ventas, Inc. REIT	8,497	476,342
Vornado Realty Trust REIT	4,668	422,081
Wells Fargo & Co.	124,503	6,393,229
Welltower, Inc. REIT(a)	9,019	610,767
Weyerhaeuser Co. REIT	13,867	379,124
XL Group PLC	8,448	306,831
Zions Bancorporation	6,095	167,856

		74,251,051

Health Care – 14.4%
Abbott Laboratories	39,347	1,582,536
AbbVie, Inc.	43,843	2,385,498
Aetna, Inc.	9,144	1,000,445
Agilent Technologies, Inc.	8,993	308,730
Alexion Pharmaceuticals, Inc.(a)	6,273	981,034
Allergan PLC(a)	10,406	2,828,455
AmerisourceBergen Corp.	5,434	516,176
Amgen, Inc.	20,154	2,787,701
Anthem, Inc.	7,019	982,660
Baxalta, Inc.	14,016	441,644
Baxter International, Inc.	14,016	460,426
Becton Dickinson and Co.	5,436	721,140
Biogen, Inc.(a)	6,184	1,804,553
Boston Scientific Corp.(a)	34,857	572,003
Bristol-Myers Squibb Co.	44,204	2,616,877
C.R. Bard, Inc.	1,935	360,510
Cardinal Health, Inc.	8,633	663,187
Celgene Corp.(a)	20,971	2,268,433

Cerner Corp.(a)	8,037	481,898
CIGNA Corp.	6,785	916,111
DaVita HealthCare Partners, Inc.(a)	4,728	341,976
DENTSPLY International, Inc.	3,834	193,885
Edwards Lifesciences Corp.(a)	2,855	405,895
Eli Lilly & Co.	25,818	2,160,708
Endo International PLC(a)	5,200	360,256
Express Scripts Holding Co.(a)	18,567	1,503,184
Gilead Sciences, Inc.	39,052	3,834,516
HCA Holdings, Inc.(a)	8,900	688,504
Henry Schein, Inc.(a)	2,100	278,712
Humana, Inc.	3,890	696,310
Intuitive Surgical, Inc.(a)	948	435,682
Johnson & Johnson	73,808	6,889,977
Laboratory Corp. of America Holdings(a)	2,675	290,157
Mallinckrodt PLC(a)	3,200	204,608
McKesson Corp.	6,124	1,133,124
Medtronic PLC	37,493	2,509,781
Merck & Co., Inc.	74,872	3,697,928
Mylan NV(a)	10,802	434,889
Patterson Cos., Inc.	1,735	75,039
PerkinElmer, Inc.	2,586	118,853
Perrigo Co. PLC	3,886	611,151
Pfizer, Inc.	164,233	5,158,559
Quest Diagnostics, Inc.	4,042	248,462
Regeneron Pharmaceuticals, Inc.(a)	2,142	996,330
St. Jude Medical, Inc.	7,273	458,854
Stryker Corp.	8,794	827,515
Tenet Healthcare Corp.(a)	2,590	95,623
Thermo Fisher Scientific, Inc.	10,512	1,285,407
UnitedHealth Group, Inc.	25,274	2,932,037
Universal Health Services, Inc.	2,500	312,025
Varian Medical Systems, Inc.(a)	2,429	179,212
Vertex Pharmaceuticals, Inc.(a)	6,752	703,153
Waters Corp.(a)	2,350	277,793
Zimmer Biomet Holdings, Inc.	4,425	415,640
Zoetis, Inc.	13,120	540,282

		65,976,044

Industrials – 9.9%
3M Co.	16,529	2,343,316
ADT Corp.	3,894	116,431
Allegion PLC	2,496	143,919
American Airlines Group, Inc.	18,200	706,706
AMETEK, Inc.	6,099	319,100
Boeing Co.	16,864	2,208,341
C.H. Robinson Worldwide, Inc.	4,079	276,475
Caterpillar, Inc.	16,624	1,086,545
Cintas Corp.	2,566	220,035
CSX Corp.	25,755	692,809
Cummins, Inc.	4,414	479,272
Danaher Corp.	16,094	1,371,370
Deere & Co.	8,483	627,742
Delta Air Lines, Inc.	21,634	970,718
Dover Corp.	4,550	260,169
Dun & Bradstreet Corp.	755	79,275
Eaton Corp. PLC	12,325	632,272
Emerson Electric Co.	17,879	789,715
Equifax, Inc.	3,288	319,528
Expeditors International of Washington, Inc.	4,576	215,301

State Street Equity 500 Index II Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Industrials – (continued)
Fastenal Co.	7,458	$273,037
FedEx Corp.	6,950	1,000,661
Flowserve Corp.	3,545	145,841
Fluor Corp.	3,504	148,394
General Dynamics Corp.	8,072	1,113,532
General Electric Co.	269,070	6,785,945
Honeywell International, Inc.	20,678	1,958,000
Illinois Tool Works, Inc.	9,300	765,483
Ingersoll-Rand PLC	7,084	359,655
Jacobs Engineering Group, Inc.(a)	2,743	102,670
JB Hunt Transport Services, Inc.	2,400	171,360
Joy Global, Inc.	2,313	34,533
Kansas City Southern	2,996	272,276
L-3 Communications Holdings, Inc.	1,938	202,560
Lockheed Martin Corp.	7,303	1,513,985
Masco Corp.	9,984	251,397
Nielsen Holdings PLC	10,125	450,259
Norfolk Southern Corp.	7,987	610,207
Northrop Grumman Corp.	5,225	867,089
PACCAR, Inc.	9,339	487,216
Parker-Hannifin Corp.	3,989	388,130
Pentair PLC	4,304	219,676
Pitney Bowes, Inc.	4,806	95,399
Precision Castparts Corp.	3,729	856,589
Quanta Services, Inc.(a)	4,707	113,956
Raytheon Co.	8,046	879,106
Republic Services, Inc.	6,489	267,347
Robert Half International, Inc.	3,166	161,973
Rockwell Automation, Inc.	3,626	367,930
Rockwell Collins, Inc.	3,631	297,161
Roper Technologies, Inc.	2,665	417,606
Ryder System, Inc.	1,366	101,139
Snap-on, Inc.	1,640	247,542
Southwest Airlines Co.	17,659	671,748
Stanley Black & Decker, Inc.	4,157	403,146
Stericycle, Inc.(a)	2,296	319,856
Textron, Inc.	7,533	283,542
Tyco International PLC	11,164	373,547
Union Pacific Corp.	23,198	2,050,935
United Continental Holdings, Inc.(a)	10,000	530,500
United Parcel Service, Inc. (Class B)	18,491	1,824,877
United Rentals, Inc.(a)	2,500	150,125
United Technologies Corp.	21,851	1,944,520
W.W. Grainger, Inc.	1,657	356,272
Waste Management, Inc.	11,135	554,634
Xylem, Inc.	4,758	156,300

		45,406,695

Information Technology – 20.3%
Accenture PLC (Class A)	17,118	1,682,015
Activision Blizzard, Inc.	13,200	407,748
Adobe Systems, Inc.(a)	13,744	1,130,032
Akamai Technologies, Inc.(a)	4,790	330,797
Alliance Data Systems Corp.(a)	1,696	439,230
Alphabet, Inc., Class A(a)	7,667	4,894,383
Alphabet, Inc., Class C(a)	7,887	4,798,609
Altera Corp.	8,400	420,672
Amphenol Corp. (Class A)	8,220	418,891
Analog Devices, Inc.	8,251	465,439
Apple, Inc.	152,324	16,801,337

Applied Materials, Inc.	31,654	464,997
Autodesk, Inc.(a)	5,606	247,449
Automatic Data Processing, Inc.	12,452	1,000,643
Avago Technologies, Ltd.	6,782	847,818
Broadcom Corp. (Class A)	15,624	803,542
CA, Inc.	8,940	244,062
Cisco Systems, Inc.	135,090	3,546,112
Citrix Systems, Inc.(a)	4,489	310,998
Cognizant Technology Solutions Corp. (Class A)(a)	16,841	1,054,415
Computer Sciences Corp.	4,012	246,257
Corning, Inc.	33,326	570,541
eBay, Inc.(a)	31,245	763,628
Electronic Arts, Inc.(a)	8,279	560,902
EMC Corp.	52,110	1,258,978
Equinix, Inc. REIT	1,600	437,440
F5 Networks, Inc.(a)	1,941	224,768
Facebook, Inc. (Class A)(a)	60,193	5,411,351
Fidelity National Information Services, Inc.	7,491	502,496
First Solar, Inc.(a)	1,821	77,848
Fiserv, Inc.(a)	6,462	559,674
FLIR Systems, Inc.	3,161	88,476
Harris Corp.	3,202	234,226
Hewlett-Packard Co.	49,753	1,274,174
Intel Corp.	126,336	3,807,767
International Business Machines Corp.	23,895	3,464,058
Intuit, Inc.	7,437	660,034
Juniper Networks, Inc.	8,849	227,508
KLA-Tencor Corp.	4,532	226,600
Lam Research Corp.	4,277	279,416
Linear Technology Corp.	6,742	272,040
Mastercard, Inc. (Class A)	26,451	2,383,764
Microchip Technology, Inc.	5,583	240,571
Micron Technology, Inc.(a)	27,834	416,953
Microsoft Corp.	213,358	9,443,225
Motorola Solutions, Inc.	3,672	251,091
NetApp, Inc.	8,514	252,014
NVIDIA Corp.	13,844	341,255
Oracle Corp.	86,335	3,118,420
Paychex, Inc.	8,507	405,188
PayPal Holdings, Inc.(a)	30,745	954,325
Qorvo, Inc.(a)	3,800	171,190
QUALCOMM, Inc.	41,626	2,236,565
Red Hat, Inc.(a)	4,770	342,868
Salesforce.com, Inc.(a)	17,095	1,186,906
SanDisk Corp.	5,861	318,428
Seagate Technology PLC	8,624	386,355
Skyworks Solutions, Inc.	4,900	412,629
SL Green Realty Corp. REIT	2,500	270,400
Symantec Corp.	18,360	357,469
TE Connectivity, Ltd.	10,551	631,899
Teradata Corp.(a)	3,407	98,667
Texas Instruments, Inc.	27,093	1,341,645
Total System Services, Inc.	4,276	194,259
VeriSign, Inc.(a)	2,501	176,471
Visa, Inc. (Class A)	51,860	3,612,568
Western Digital Corp.	6,553	520,570
Western Union Co.	14,645	268,882
Xerox Corp.	28,809	280,312
Xilinx, Inc.	7,560	320,544

State Street Equity 500 Index II Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Information Technology – (continued)
Yahoo!, Inc.(a)	22,782	$658,628

		93,051,432

Materials – 2.8%
Air Products & Chemicals, Inc.	5,002	638,155
Airgas, Inc.	1,560	139,355
Alcoa, Inc.	35,460	342,544
Avery Dennison Corp.	2,070	117,100
Ball Corp.	3,766	234,245
C.F. Industries Holdings, Inc.	6,720	301,728
Dow Chemical Co.	31,938	1,354,171
E.I. du Pont de Nemours & Co.	25,018	1,205,868
Eastman Chemical Co.	4,136	267,682
Ecolab, Inc.	7,001	768,150
FMC Corp.	3,878	131,503
Freeport-McMoRan, Inc.	27,340	264,925
International Flavors & Fragrances, Inc.	2,251	232,438
International Paper Co.	11,103	419,582
LyondellBasell Industries NV (Class A)	10,448	870,945
Martin Marietta Materials, Inc.	1,745	265,153
Monsanto Co.	12,361	1,054,888
Mosaic Co.	8,384	260,826
Newmont Mining Corp.	13,733	220,689
Nucor Corp.	7,848	294,692
Owens-Illinois, Inc.(a)	3,537	73,287
PPG Industries, Inc.	7,054	618,565
Praxair, Inc.	7,511	765,071
Sealed Air Corp.	5,523	258,918
Sherwin-Williams Co.	2,109	469,843
Sigma-Aldrich Corp.	3,173	440,793
Vulcan Materials Co.	3,671	327,453
WestRock Co.	6,836	351,644

		12,690,213

Telecommunication Services – 2.4%
AT&T, Inc.	163,787	5,336,180
CenturyLink, Inc.	15,292	384,135
Frontier Communications Corp.	29,906	142,054
Level 3 Communications, Inc.(a)	7,500	327,675
Verizon Communications, Inc.	108,215	4,708,435

		10,898,479

Utilities – 3.1%
AES Corp.	17,736	173,635
AGL Resources, Inc.	2,798	170,790
Ameren Corp.	6,604	279,151
American Electric Power Co., Inc.	12,709	722,634
CenterPoint Energy, Inc.	12,276	221,459
CMS Energy Corp.	6,555	231,523
Consolidated Edison, Inc.	7,852	524,906
Dominion Resources, Inc.	15,694	1,104,544
DTE Energy Co.	4,745	381,356
Duke Energy Corp.	18,192	1,308,732
Edison International	8,614	543,285
Entergy Corp.	4,898	318,860
Eversource Energy	8,417	426,068
Exelon Corp.	22,384	664,805
FirstEnergy Corp.	11,393	356,715
NextEra Energy, Inc.	12,664	1,235,373
NiSource, Inc.	7,704	$142,909
NRG Energy, Inc.	7,802	115,860
Pepco Holdings, Inc.	6,641	160,845
PG&E Corp.	13,714	724,099
Pinnacle West Capital Corp.	2,904	186,263
PPL Corp.	17,419	572,911
Public Service Enterprise Group, Inc.	13,288	560,222
SCANA Corp.	3,599	202,480
Sempra Energy	6,062	586,317
Southern Co.	24,059	1,075,437
TECO Energy, Inc.	6,601	173,342
WEC Energy Group, Inc.	8,282	432,486
Xcel Energy, Inc.	13,451	476,300

		14,073,307

TOTAL COMMON STOCKS (Cost $264,473,230)		452,273,463

SHORT TERM INVESTMENT – 1.0%
MONEY MARKET FUND – 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00%(b)(c)(d) (Cost $4,831,163)	4,831,163	4,831,163

TOTAL INVESTMENTS(e) – 99.7% (Cost $269,304,393)(f)		457,104,626
Other Assets in Excess of Liabilities – 0.3%		1,332,284

NET ASSETS – 100.0%		$458,436,910

(a)	Non-income producing security.

(b)	Affiliated issuer. See table that follows for more information.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	All or part of this security has been designated as collateral for futures contracts.

(e)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2015 was $192,910,470 and $5,110,237, respectively, resulting in net unrealized appreciation of investments of $187,800,233.

(f)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures.

Abbreviations:
PLC	=	Public Limited Company
REIT	=	Real Estate Investment Trust

State Street Equity 500 Index II Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Security Valuation – The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to policies and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of Investments. The members of the Committee are approved by the Board.

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•

Equity investments (including preferred stock and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940 and in accordance with Portfolio’s procedures to stabilize net asset value.

•

Exchange traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with valuation policies and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate the Portfolio’s net asset value and the prices used by the Portfolio’s underlying index, which in turn could result in a difference between the Portfolio’s performance and the performance of the Portfolio’s underlying index. Various inputs are used in determining the value of Portfolio’s investments. These inputs are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes.

The Portfolio values its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

State Street Equity 500 Index II Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the period ended September 30, 2015.

The following table summarizes the value of each of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2015. The breakdown of the Portfolio’s investments into major categories is disclosed in its portfolio of investments.

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments:
Common Stocks	$452,273,463	$–	$–	$452,273,463
Short Term Investment	4,831,163	–	–	4,831,163

Total Investments	457,104,626	–	–	457,104,626
Liabilities:
Other Financial Instruments:
Futures contracts	(169,951)	–	–	(169,951)

Total Investments and Other Financial Instruments	$456,934,675	$–	$–	$456,934,675

Derivatives

Futures – The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum intital margin requirements of the clearing house. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when a contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

Schedule of Futures Contracts	Number of Contracts	Notional Value	Unrealized (Depreciation)
S&P 500 Financial Futures Contracts (long) Expiration Date 12/2015	58	$5,535,230	$(169,951)

Total unrealized depreciation on open futures contracts purchased			$(169,951)

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the benchmark and the prices of futures contracts and the possibility of an illiquid market. To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

State Street Equity 500 Index II Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Affiliates Table

Certain investments made by the Portfolio were held in securities affiliated with State Street and SSGA Funds Management, Inc. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The Portfolio also invested in the State Street Institutional Liquid Reserves Fund. Transactions in all affiliates for the period ending September 30, 2015 were as follows:

Security Description	Number of shares held at 12/31/14	Shares purchased for the nine months ended 9/30/15	Shares sold for the nine months ended 9/30/15	Number of shares held at 9/30/15	Value at 9/30/15	Income earned for the nine months ended 9/30/15	Realized gain/loss on shares sold
State Street Corp.	9,678	1,200	–	10,878	$731,110	$8,412	$–
State Street Institutional Liquid Reserves Fund, Premier Class	10,185,685	109,536,813	119,722,498	–	–	9,125	–
State Street Institutional U.S. Government Money Market Fund, Premier Class	–	4,831,163	–	4,831,163	4,831,163	–	–

State Street Aggregate Bond Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Aggregate Bond Index Portfolio. The portfolio of investments for the Aggregate Bond Index Portfolio follows.

State Street Aggregate Bond Index Portfolio

Schedule of Investments

September 30, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – 26.7%
Aerospace & Defense – 0.4%
Boeing Co.	0.950%	05/15/2018	$25,000	$24,679
Embraer Netherlands Finance BV	5.050%	06/15/2025	35,000	32,375
Honeywell International, Inc.	5.300%	03/01/2018	25,000	27,364
L-3 Communications Corp.	4.950%	02/15/2021	25,000	26,415
Northrop Grumman Corp.	4.750%	06/01/2043	25,000	25,734
Precision Castparts Corp.	2.500%	01/15/2023	25,000	24,107
Raytheon Co.	3.125%	10/15/2020	25,000	26,066
United Technologies Corp.	1.800%	06/01/2017	25,000	25,293
United Technologies Corp.	6.125%	02/01/2019	25,000	28,390
United Technologies Corp.	6.125%	07/15/2038	50,000	61,899

				302,322

Air Freight & Logistics – 0.1%
FedEx Corp.	4.000%	01/15/2024	25,000	26,001
United Parcel Service, Inc.	2.450%	10/01/2022	25,000	24,588

				50,589

Airlines – 0.1%
American Airlines 2014-1 Pass Through Trust (Class A)	3.700%	04/01/2028	24,267	24,085
Southwest Airlines Co.	2.750%	11/06/2019	25,000	25,347

				49,432

Auto Components – 0.1%
General Motors Co.	3.500%	10/02/2018	25,000	25,377
Johnson Controls, Inc.	1.400%	11/02/2017	25,000	24,773
Johnson Controls, Inc.	3.625%	07/02/2024	25,000	24,204

				74,354

Automobiles – 0.1%
Ford Motor Co.	4.750%	01/15/2043	50,000	46,862

Banks – 3.0%
Abbey National Treasury Services PLC	3.050%	08/23/2018	25,000	25,791
Bank of Montreal	1.450%	04/09/2018	25,000	24,864
Bank of Nova Scotia	1.300%	07/21/2017	50,000	49,869
BB&T Corp.	2.250%	02/01/2019	25,000	25,238
BNP Paribas SA	1.375%	03/17/2017	25,000	24,920
BNP Paribas SA	5.000%	01/15/2021	25,000	28,109
Branch Banking & Trust Co.	1.450%	10/03/2016	25,000	25,127

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Banks – (continued)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.500%	01/11/2021	$50,000	$54,847
Credit Suisse	6.000%	02/15/2018	25,000	27,140
Deutsche Bank AG	1.350%	05/30/2017	25,000	24,838
Deutsche Bank AG	2.500%	02/13/2019	25,000	25,221
Deutsche Bank AG	2.950%	08/20/2020	50,000	50,099
Fifth Third Bancorp	2.300%	03/01/2019	50,000	50,006
HSBC Holdings PLC	5.100%	04/05/2021	50,000	55,362
International Finance Corp.	1.000%	04/24/2017	50,000	50,314
International Finance Corp.	1.750%	09/16/2019	25,000	25,438
KeyCorp	2.300%	12/13/2018	25,000	25,157
KeyCorp	2.900%	09/15/2020	50,000	50,405
KFW	0.875%	12/15/2017	75,000	74,987
KFW	1.000%	06/11/2018	25,000	24,991
KFW	4.500%	07/16/2018	75,000	82,065
KFW	1.875%	04/01/2019	25,000	25,542
KFW	2.625%	01/25/2022	50,000	52,437
KFW	2.125%	01/17/2023	100,000	101,225
KFW	2.500%	11/20/2024	50,000	51,282
KFW	2.000%	05/02/2025	100,000	98,040
Landwirtschaftliche Rentenbank	1.000%	04/04/2018	50,000	50,058
Landwirtschaftliche Rentenbank	2.250%	10/01/2021	50,000	51,360
Oesterreichische Kontrollbank AG	1.125%	05/29/2018	50,000	50,113
Oesterreichische Kontrollbank AG	1.625%	03/12/2019	25,000	25,307
PNC Financial Services Group, Inc.	3.900%	04/29/2024	50,000	50,505
PNC Funding Corp.	3.300%	03/08/2022	50,000	51,123
Royal Bank of Canada	1.200%	09/19/2017	50,000	49,997
Royal Bank of Canada	1.500%	01/16/2018	50,000	49,920
Royal Bank of Scotland PLC	6.125%	01/11/2021	50,000	58,300
Santander Holdings USA, Inc.	4.500%	07/17/2025	50,000	49,958
SunTrust Banks, Inc.	2.350%	11/01/2018	25,000	25,095
Toronto-Dominion Bank	2.375%	10/19/2016	50,000	50,808
Toronto-Dominion Bank	1.125%	05/02/2017	25,000	24,933
UBS AG of Stamford	5.875%	12/20/2017	100,000	108,831
US Bancorp	2.200%	04/25/2019	25,000	25,323
US Bancorp	3.600%	09/11/2024	25,000	25,361
Wells Fargo & Co.	2.150%	01/15/2019	25,000	25,185
Wells Fargo & Co.	3.000%	01/22/2021	50,000	50,995
Wells Fargo & Co.	4.125%	08/15/2023	25,000	25,875
Wells Fargo & Co.	4.480%	01/16/2024	25,000	26,453
Wells Fargo & Co.	3.550%	09/29/2025	50,000	50,209

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Banks – (continued)
Wells Fargo & Co.	4.300%	07/22/2027	$50,000	$50,879
Wells Fargo & Co.	5.606%	01/15/2044	50,000	55,932
Wells Fargo Capital X	5.950%	12/01/2086	25,000	25,063
Westpac Banking Corp.	1.550%	05/25/2018	100,000	99,302
Westpac Banking Corp.	2.250%	01/17/2019	25,000	25,177

				2,335,376

Beverages – 0.5%
Anheuser-Busch InBev Finance, Inc.	1.125%	01/27/2017	25,000	25,042
Anheuser-Busch InBev Finance, Inc.	2.150%	02/01/2019	25,000	25,099
Anheuser-Busch InBev Worldwide, Inc.	2.500%	07/15/2022	50,000	47,701
Anheuser-Busch InBev Worldwide, Inc.	3.750%	07/15/2042	50,000	42,723
Coca-Cola Co.	1.150%	04/01/2018	25,000	24,957
Coca-Cola Co.	1.650%	11/01/2018	25,000	25,210
Coca-Cola Co.	3.200%	11/01/2023	25,000	25,518
Diageo Capital PLC	1.500%	05/11/2017	25,000	25,069
Diageo Capital PLC	2.625%	04/29/2023	25,000	24,088
Dr Pepper Snapple Group, Inc.	2.000%	01/15/2020	25,000	24,468
PepsiCo, Inc.	0.950%	02/22/2017	25,000	24,975
PepsiCo, Inc.	1.850%	04/30/2020	25,000	24,808
PepsiCo, Inc.	3.600%	03/01/2024	25,000	25,914
PepsiCo, Inc.	4.600%	07/17/2045	25,000	26,021

				391,593

Biotechnology – 0.3%
Amgen, Inc.	2.125%	05/15/2017	50,000	50,582
Amgen, Inc.	6.375%	06/01/2037	50,000	58,795
Celgene Corp.	2.875%	08/15/2020	25,000	25,306
Celgene Corp.	3.625%	05/15/2024	25,000	24,844
Gilead Sciences, Inc.	4.400%	12/01/2021	25,000	27,059
Gilead Sciences, Inc.	3.650%	03/01/2026	35,000	35,327
Gilead Sciences, Inc.	4.500%	02/01/2045	25,000	24,085

				245,998

Capital Markets – 1.4%
Bank of New York Mellon Corp.	2.200%	03/04/2019	25,000	25,245
Bank of New York Mellon Corp.	3.000%	02/24/2025	100,000	97,511
Bear Stearns Cos. LLC	6.400%	10/02/2017	50,000	54,560
BlackRock, Inc.	3.500%	03/18/2024	25,000	25,627
Goldman Sachs Group, Inc.	2.900%	07/19/2018	50,000	51,231
Goldman Sachs Group, Inc.	2.625%	01/31/2019	50,000	50,701
Goldman Sachs Group, Inc.	2.550%	10/23/2019	25,000	25,138

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Capital Markets – (continued)
Goldman Sachs Group, Inc.	3.625%	01/22/2023	$25,000	$25,425
Goldman Sachs Group, Inc.	4.000%	03/03/2024	50,000	51,587
Goldman Sachs Group, Inc.	3.500%	01/23/2025	100,000	98,201
Goldman Sachs Group, Inc.	5.950%	01/15/2027	50,000	57,025
Goldman Sachs Group, Inc.	4.800%	07/08/2044	50,000	50,682
HSBC USA, Inc.	1.625%	01/16/2018	100,000	99,561
Morgan Stanley	4.750%	03/22/2017	50,000	52,349
Morgan Stanley	2.125%	04/25/2018	25,000	25,102
Morgan Stanley	2.200%	12/07/2018	50,000	50,059
Morgan Stanley	2.375%	07/23/2019	50,000	49,962
Morgan Stanley	2.800%	06/16/2020	50,000	50,316
Morgan Stanley	3.750%	02/25/2023	50,000	51,168
Morgan Stanley	4.350%	09/08/2026	50,000	50,171
Morgan Stanley	3.950%	04/23/2027	25,000	24,010
Svensk Exportkredit AB	1.750%	05/30/2017	25,000	25,396
TD Ameritrade Holding Corp.	5.600%	12/01/2019	25,000	28,392

				1,119,419

Chemicals – 0.5%
Airgas, Inc.	3.050%	08/01/2020	25,000	25,392
CF Industries, Inc.	3.450%	06/01/2023	25,000	23,765
Dow Chemical Co.	4.250%	11/15/2020	25,000	26,493
Dow Chemical Co.	3.000%	11/15/2022	25,000	24,049
Dow Chemical Co.	4.250%	10/01/2034	50,000	44,970
Eastman Chemical Co.	3.800%	03/15/2025	25,000	24,397
Ecolab, Inc.	4.350%	12/08/2021	25,000	26,927
EI du Pont de Nemours & Co.	6.000%	07/15/2018	25,000	27,792
EI du Pont de Nemours & Co.	3.625%	01/15/2021	25,000	26,225
Lubrizol Corp.	8.875%	02/01/2019	25,000	30,491
Monsanto Co.	4.700%	07/15/2064	25,000	20,784
PPG Industries, Inc.	2.300%	11/15/2019	25,000	24,926
Praxair, Inc.	3.200%	01/30/2026	25,000	25,194
Praxair, Inc.	3.550%	11/07/2042	25,000	22,453

				373,858

Commercial Services & Supplies – 0.1%
Republic Services, Inc.	3.550%	06/01/2022	25,000	25,562
Waste Management, Inc.	3.500%	05/15/2024	25,000	25,382
Western Union Co.	3.350%	05/22/2019	25,000	25,624

				76,568

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Communications Equipment – 0.2%
Cisco Systems, Inc.	2.125%	03/01/2019	$25,000	$25,329
Cisco Systems, Inc.	3.625%	03/04/2024	25,000	26,193
Cisco Systems, Inc.	3.500%	06/15/2025	25,000	25,768
Motorola Solutions, Inc.	4.000%	09/01/2024	25,000	22,614
QUALCOMM, Inc.	2.250%	05/20/2020	50,000	49,834

				149,738

Consumer Finance – 0.3%
Capital One Financial Corp.	2.450%	04/24/2019	50,000	49,956
Caterpillar Financial Services Corp.	1.000%	03/03/2017	25,000	24,950
Caterpillar Financial Services Corp.	3.750%	11/24/2023	25,000	25,725
Discover Financial Services	3.850%	11/21/2022	50,000	49,353
John Deere Capital Corp.	1.050%	12/15/2016	25,000	25,055
John Deere Capital Corp.	2.375%	07/14/2020	25,000	25,236
John Deere Capital Corp.	3.400%	09/11/2025	25,000	25,235
Synchrony Financial	1.875%	08/15/2017	25,000	24,980

				250,490

Diversified Consumer Services – 0.1%
Massachusetts Institute of Technology	3.959%	07/01/2038	50,000	50,931

Diversified Financial Services – 2.8%
Air Lease Corp.	4.250%	09/15/2024	25,000	24,706
American Express Credit Corp.	2.125%	03/18/2019	50,000	50,165
American Express Credit Corp.	2.250%	08/15/2019	50,000	50,136
American Honda Finance Corp.	2.250%	08/15/2019	25,000	25,022
American Honda Finance Corp.	2.450%	09/24/2020	25,000	25,028
Ameriprise Financial, Inc.	3.700%	10/15/2024	50,000	51,119
Aon PLC	4.450%	05/24/2043	25,000	23,734
Bank of America Corp.	2.600%	01/15/2019	50,000	50,573
Bank of America Corp.	2.650%	04/01/2019	50,000	50,576
Bank of America Corp.	5.625%	07/01/2020	50,000	56,344
Bank of America Corp.	5.000%	05/13/2021	50,000	54,981
Bank of America Corp.	4.125%	01/22/2024	25,000	26,007
Bank of America Corp.	4.000%	04/01/2024	50,000	51,601
Bank of America Corp.	4.200%	08/26/2024	50,000	49,961
Bank of America Corp.	3.950%	04/21/2025	50,000	48,487
Bank of America Corp.	4.250%	10/22/2026	75,000	74,280
Capital One Financial Corp.	6.750%	09/15/2017	25,000	27,318
Citigroup, Inc.	1.550%	08/14/2017	50,000	49,957
Citigroup, Inc.	2.500%	09/26/2018	50,000	50,604
Citigroup, Inc.	2.550%	04/08/2019	50,000	50,410

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Diversified Financial Services – (continued)
Citigroup, Inc.	3.750%	06/16/2024	$25,000	$25,540
Citigroup, Inc.	4.300%	11/20/2026	50,000	49,735
Citigroup, Inc.	4.450%	09/29/2027	50,000	49,862
Citigroup, Inc.	5.300%	05/06/2044	50,000	52,253
Credit Suisse USA, Inc.	7.125%	07/15/2032	50,000	65,824
Ford Motor Credit Co. LLC	6.625%	08/15/2017	100,000	108,133
General Electric Capital Corp.	5.625%	09/15/2017	50,000	54,470
General Electric Capital Corp.	2.300%	01/14/2019	25,000	25,456
General Electric Capital Corp.	5.300%	02/11/2021	25,000	28,659
General Electric Capital Corp.	4.650%	10/17/2021	50,000	56,668
General Electric Capital Corp.	3.450%	05/15/2024	50,000	52,181
General Electric Capital Corp.	5.875%	01/14/2038	50,000	63,037
General Motors Financial Co., Inc.	3.150%	01/15/2020	35,000	34,796
General Motors Financial Co., Inc.	3.200%	07/13/2020	25,000	24,763
General Motors Financial Co., Inc.	4.000%	01/15/2025	35,000	33,399
HSBC Finance Corp.	6.676%	01/15/2021	25,000	29,096
JPMorgan Chase & Co.	1.350%	02/15/2017	50,000	50,005
JPMorgan Chase & Co.	1.625%	05/15/2018	50,000	49,674
JPMorgan Chase & Co.	2.350%	01/28/2019	50,000	50,277
JPMorgan Chase & Co.	3.375%	05/01/2023	75,000	73,108
JPMorgan Chase & Co.	3.875%	02/01/2024	50,000	51,489
JPMorgan Chase & Co.	4.850%	02/01/2044	50,000	52,522
JPMorgan Chase & Co.	4.950%	06/01/2045	50,000	49,752
MUFG Americas Holdings Corp.	2.250%	02/10/2020	25,000	24,798
National Rural Utilities Cooperative Finance Corp.(a)	4.750%	04/30/2043	75,000	73,500
Toyota Motor Credit Corp.	2.100%	01/17/2019	50,000	50,484
Toyota Motor Credit Corp.	2.800%	07/13/2022	25,000	25,067

				2,195,557

Diversified Telecommunication Services – 0.6%
AT&T, Inc.	1.400%	12/01/2017	50,000	49,633
AT&T, Inc.	6.300%	01/15/2038	50,000	55,154
Verizon Communications, Inc.	4.500%	09/15/2020	50,000	54,086
Verizon Communications, Inc.	5.150%	09/15/2023	50,000	55,173
Verizon Communications, Inc.	3.500%	11/01/2024	50,000	49,195
Verizon Communications, Inc.	6.400%	09/15/2033	15,000	17,310
Verizon Communications, Inc.	4.272%	01/15/2036	28,000	25,313
Verizon Communications, Inc.	6.400%	02/15/2038	25,000	28,570
Verizon Communications, Inc.	6.900%	04/15/2038	15,000	18,086
Verizon Communications, Inc.	6.550%	09/15/2043	50,000	58,880

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Diversified Telecommunication Services – (continued)
Verizon Communications, Inc.	4.862%	08/21/2046	$50,000	$46,746
Verizon Communications, Inc.	4.522%	09/15/2048	25,000	21,908

				480,054

Electric Utilities – 1.5%
Alabama Power Co.	3.850%	12/01/2042	75,000	68,698
Appalachian Power Co.	4.400%	05/15/2044	25,000	23,706
Baltimore Gas & Electric Co.	6.350%	10/01/2036	50,000	62,626
Berkshire Hathaway Energy Co.	1.100%	05/15/2017	50,000	49,723
Berkshire Hathaway Finance Corp.	1.600%	05/15/2017	25,000	25,214
Consolidated Edison Co. of New York, Inc.	6.200%	06/15/2036	25,000	30,755
Dominion Gas Holdings LLC	3.600%	12/15/2024	50,000	49,189
Dominion Gas Holdings LLC	4.800%	11/01/2043	25,000	23,951
Duke Energy Carolinas LLC	4.250%	12/15/2041	50,000	50,928
Duke Energy Corp.	1.625%	08/15/2017	50,000	50,136
Duke Energy Florida LLC	6.400%	06/15/2038	50,000	65,979
Entergy Corp.	4.000%	07/15/2022	50,000	50,855
Exelon Corp.	4.950%	06/15/2035	25,000	25,271
Florida Power & Light Co.	3.250%	06/01/2024	25,000	25,577
Florida Power & Light Co.	4.050%	10/01/2044	50,000	49,647
Hydro-Quebec	1.375%	06/19/2017	50,000	50,445
NiSource Finance Corp.	6.800%	01/15/2019	25,000	28,606
Pacific Gas & Electric Co.	3.250%	06/15/2023	50,000	50,363
Pacific Gas & Electric Co.	6.050%	03/01/2034	50,000	60,323
PPL Capital Funding, Inc.	3.500%	12/01/2022	75,000	75,874
Public Service Co. of Colorado	3.200%	11/15/2020	25,000	26,085
Public Service Electric & Gas Co.	3.650%	09/01/2042	50,000	46,338
Southern California Edison Co.	3.900%	03/15/2043	50,000	48,187
Southern California Gas Co.	3.150%	09/15/2024	25,000	25,266
Southwestern Public Service Co.	3.300%	06/15/2024	50,000	50,615
Virginia Electric & Power Co.	3.450%	02/15/2024	50,000	51,284
WEC Energy Group, Inc.	3.550%	06/15/2025	25,000	25,240

				1,190,881

Electrical Equipment – 0.0%(b)
Emerson Electric Co.	2.625%	02/15/2023	25,000	24,579

Electronic Equipment, Instruments & Components – 0.1%
Corning, Inc.	5.750%	08/15/2040	25,000	29,725
Lam Research Corp.	2.750%	03/15/2020	25,000	24,738

				54,463

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Energy Equipment & Services – 0.1%
Halliburton Co.	7.450%	09/15/2039	$25,000	$32,938
Phillips 66	4.300%	04/01/2022	35,000	36,760
Weatherford International, Ltd.	4.500%	04/15/2022	25,000	20,125

				89,823

Food & Staples Retailing – 0.5%
Hershey Co.	3.200%	08/21/2025	25,000	25,249
Kellogg Co.	4.150%	11/15/2019	25,000	26,731
Kroger Co.	3.850%	08/01/2023	75,000	77,348
Mondelez International, Inc.	4.000%	02/01/2024	25,000	25,855
Sysco Corp.	3.750%	10/01/2025	5,000	5,065
Sysco Corp.	4.850%	10/01/2045	5,000	5,126
Tyson Foods, Inc.	4.500%	06/15/2022	25,000	26,567
Wal-Mart Stores, Inc.	1.125%	04/11/2018	25,000	24,984
Wal-Mart Stores, Inc.	1.950%	12/15/2018	25,000	25,405
Wal-Mart Stores, Inc.	5.250%	09/01/2035	25,000	28,732
Wal-Mart Stores, Inc.	4.875%	07/08/2040	50,000	54,903
Wal-Mart Stores, Inc.	4.000%	04/11/2043	25,000	24,301
Walgreen Co.	3.100%	09/15/2022	25,000	24,599
Walgreens Boots Alliance, Inc.	4.500%	11/18/2034	25,000	23,731

				398,596

Food Products – 0.2%
ConAgra Foods, Inc.	1.900%	01/25/2018	25,000	24,819
General Mills, Inc.	2.200%	10/21/2019	25,000	25,023
Kraft Foods Group, Inc.	6.125%	08/23/2018	25,000	27,833
Kraft Foods Group, Inc.	6.875%	01/26/2039	50,000	61,769
Kraft Heinz Foods Co.(c)	3.950%	07/15/2025	50,000	51,076

				190,520

Gas Utilities – 0.1%
AGL Capital Corp.	5.250%	08/15/2019	25,000	27,448
Atmos Energy Corp.	4.150%	01/15/2043	25,000	23,814

				51,262

Health Care Equipment & Supplies – 0.4%
Baxter International, Inc.	3.200%	06/15/2023	25,000	25,144
Becton Dickinson and Co.	2.675%	12/15/2019	50,000	50,554
Boston Scientific Corp.	2.650%	10/01/2018	25,000	25,273
Covidien International Finance SA	3.200%	06/15/2022	50,000	50,700
Express Scripts Holding Co.	6.125%	11/15/2041	25,000	28,549
Medtronic, Inc.	1.375%	04/01/2018	25,000	24,972

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Health Care Equipment & Supplies – (continued)
Medtronic, Inc.	4.375%	03/15/2035	$25,000	$25,305
Medtronic, Inc.	5.550%	03/15/2040	25,000	28,658
Medtronic, Inc.	4.625%	03/15/2045	25,000	25,874
Zimmer Biomet Holdings, Inc.	3.550%	04/01/2025	25,000	24,389

				309,418

Health Care Providers & Services – 0.6%
Aetna, Inc.	2.200%	03/15/2019	25,000	25,003
Aetna, Inc.	4.125%	11/15/2042	25,000	23,054
Anthem, Inc.	2.250%	08/15/2019	50,000	49,548
Anthem, Inc.	3.500%	08/15/2024	25,000	24,605
Biogen, Inc.	2.900%	09/15/2020	25,000	25,258
Cardinal Health, Inc.	1.700%	03/15/2018	25,000	24,928
Cigna Corp.	5.375%	02/15/2042	50,000	53,984
Howard Hughes Medical Institute	3.500%	09/01/2023	25,000	26,162
Humana, Inc.	2.625%	10/01/2019	25,000	25,189
Laboratory Corp. of America Holdings	2.625%	02/01/2020	25,000	24,999
Memorial Sloan-Kettering Cancer Center	4.125%	07/01/2052	25,000	22,978
Quest Diagnostics, Inc.	2.700%	04/01/2019	25,000	25,313
Quest Diagnostics, Inc.	4.700%	03/30/2045	25,000	22,838
UnitedHealth Group, Inc.	1.900%	07/16/2018	25,000	25,237
UnitedHealth Group, Inc.	2.700%	07/15/2020	5,000	5,112
UnitedHealth Group, Inc.	2.875%	03/15/2022	25,000	25,021
UnitedHealth Group, Inc.	3.750%	07/15/2025	5,000	5,191
UnitedHealth Group, Inc.	6.875%	02/15/2038	25,000	33,181
UnitedHealth Group, Inc.	4.750%	07/15/2045	5,000	5,279

				472,880

Hotels, Restaurants & Leisure – 0.2%
Marriott International, Inc.	2.875%	03/01/2021	50,000	50,320
McDonald’s Corp.	5.800%	10/15/2017	25,000	27,221
McDonald’s Corp.	1.875%	05/29/2019	25,000	24,955
Starwood Hotels & Resorts Worldwide, Inc.	3.750%	03/15/2025	25,000	24,495

				126,991

Household Products – 0.1%
Colgate-Palmolive Co.	1.750%	03/15/2019	25,000	25,148
Kimberly-Clark Corp.	2.150%	08/15/2020	25,000	25,108
Procter & Gamble Co.	5.800%	08/15/2034	50,000	61,980

				112,236

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Industrial Conglomerates – 0.1%
3M Co.	1.625%	06/15/2019	$25,000	$25,080
General Electric Co.	4.500%	03/11/2044	50,000	51,783

				76,863

Insurance – 0.7%
ACE INA Holdings, Inc.	4.150%	03/13/2043	25,000	23,887
Allstate Corp.(a)	5.750%	08/15/2053	25,000	25,500
American International Group, Inc.	2.300%	07/16/2019	25,000	25,066
American International Group, Inc.	4.875%	06/01/2022	50,000	55,116
Berkshire Hathaway, Inc.	3.000%	02/11/2023	25,000	25,313
First American Financial Corp.	4.600%	11/15/2024	25,000	25,541
Hartford Financial Services Group, Inc.	5.125%	04/15/2022	25,000	27,725
Lincoln National Corp.	6.300%	10/09/2037	50,000	59,884
Marsh & McLennan Cos., Inc.	2.550%	10/15/2018	25,000	25,450
Marsh & McLennan Cos., Inc.	3.750%	03/14/2026	25,000	25,254
MetLife, Inc.	1.756%	12/15/2017	25,000	25,158
MetLife, Inc.	4.368%	09/15/2023	50,000	53,735
Progressive Corp.	3.750%	08/23/2021	50,000	53,473
Prudential Financial, Inc.	3.500%	05/15/2024	50,000	49,962
Prudential Financial, Inc.	6.625%	06/21/2040	25,000	31,426
Travelers Cos., Inc.	6.250%	06/15/2037	25,000	31,415

				563,905

Internet Software & Services – 0.1%
Amazon.com, Inc.	2.500%	11/29/2022	25,000	24,173
eBay, Inc.	3.450%	08/01/2024	25,000	23,615

				47,788

IT Services – 0.1%
Applied Materials, Inc.	3.900%	10/01/2025	25,000	25,061
Automatic Data Processing, Inc.	2.250%	09/15/2020	20,000	20,144
Xerox Corp.	2.950%	03/15/2017	25,000	25,373

				70,578

Leisure Products – 0.0%(b)
Mattel, Inc.	2.350%	05/06/2019	25,000	24,781

Life Sciences Tools & Services – 0.1%
Thermo Fisher Scientific, Inc.	1.850%	01/15/2018	50,000	50,032
Thermo Fisher Scientific, Inc.	4.150%	02/01/2024	25,000	25,850

				75,882

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Machinery – 0.3%
Caterpillar, Inc.	4.750%	05/15/2064	$25,000	$24,571
Deere & Co.	2.600%	06/08/2022	25,000	24,532
Eaton Corp.	1.500%	11/02/2017	25,000	24,925
Illinois Tool Works, Inc.	1.950%	03/01/2019	25,000	25,102
Ingersoll-Rand Global Holding Co., Ltd.	6.875%	08/15/2018	25,000	28,219
Parker-Hannifin Corp.	3.300%	11/21/2024	50,000	50,889
Stanley Black & Decker, Inc.(a)	5.750%	12/15/2053	50,000	53,250

				231,488

Media – 1.1%
21st Century Fox America, Inc.	7.250%	05/18/2018	25,000	28,297
21st Century Fox America, Inc.	4.000%	10/01/2023	25,000	25,675
21st Century Fox America, Inc.	5.400%	10/01/2043	25,000	26,377
CBS Corp.	2.300%	08/15/2019	25,000	24,838
CCO Safari II LLC(c)	3.579%	07/23/2020	15,000	14,969
CCO Safari II LLC(c)	4.908%	07/23/2025	50,000	49,719
CCO Safari II LLC(c)	6.484%	10/23/2045	10,000	10,056
Comcast Corp.	3.600%	03/01/2024	25,000	25,788
Comcast Corp.	4.250%	01/15/2033	50,000	49,624
Comcast Corp.	4.650%	07/15/2042	25,000	25,611
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	2.400%	03/15/2017	25,000	25,306
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	4.450%	04/01/2024	25,000	25,626
Discovery Communications LLC	3.250%	04/01/2023	25,000	23,862
Interpublic Group of Cos., Inc.	4.200%	04/15/2024	25,000	25,162
NBCUniversal Media LLC	5.150%	04/30/2020	50,000	56,333
Thomson Reuters Corp.	3.850%	09/29/2024	25,000	24,981
Time Warner Cable, Inc.	6.750%	07/01/2018	25,000	27,755
Time Warner Cable, Inc.	4.000%	09/01/2021	25,000	25,284
Time Warner Cable, Inc.	5.875%	11/15/2040	50,000	46,850
Time Warner Cable, Inc.	5.500%	09/01/2041	25,000	22,518
Time Warner, Inc.	3.550%	06/01/2024	25,000	24,745
Time Warner, Inc.	6.500%	11/15/2036	50,000	59,479
Time Warner, Inc.	4.650%	06/01/2044	25,000	23,998
Viacom, Inc.	2.200%	04/01/2019	25,000	24,523
Viacom, Inc.	4.875%	06/15/2043	25,000	20,273
Walt Disney Co.	1.100%	12/01/2017	25,000	24,948
Walt Disney Co.	5.500%	03/15/2019	25,000	28,152
Walt Disney Co.	3.150%	09/17/2025	25,000	25,407
WPP Finance 2010	3.625%	09/07/2022	25,000	25,329

				841,485

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Metals & Mining – 0.5%
Barrick Gold Corp.	5.250%	04/01/2042	$25,000	$20,059
Barrick North America Finance LLC	4.400%	05/30/2021	25,000	24,356
BHP Billiton Finance USA, Ltd.	1.625%	02/24/2017	50,000	50,123
BHP Billiton Finance USA, Ltd.	4.125%	02/24/2042	25,000	22,413
Freeport-McMoRan, Inc.	2.375%	03/15/2018	25,000	21,750
Freeport-McMoRan, Inc.	3.550%	03/01/2022	25,000	18,687
Freeport-McMoRan, Inc.	4.550%	11/14/2024	25,000	18,625
Newmont Mining Corp.	3.500%	03/15/2022	25,000	22,238
Nucor Corp.	4.000%	08/01/2023	25,000	25,475
Rio Tinto Finance USA PLC	2.250%	12/14/2018	25,000	24,869
Rio Tinto Finance USA PLC	3.500%	03/22/2022	25,000	24,842
Rio Tinto Finance USA, Ltd.	3.750%	06/15/2025	50,000	48,491
Southern Copper Corp.	5.875%	04/23/2045	7,000	5,703
Teck Resources, Ltd.	5.200%	03/01/2042	50,000	27,250
Vale Overseas, Ltd.	4.375%	01/11/2022	25,000	22,306
Vale Overseas, Ltd.	8.250%	01/17/2034	25,000	23,052

				400,239

Multi-National – 1.2%
African Development Bank	0.875%	05/15/2017	25,000	25,075
Asian Development Bank	1.750%	09/11/2018	50,000	51,048
Asian Development Bank	2.125%	11/24/2021	75,000	76,654
Council Of Europe Development Bank	1.125%	05/31/2018	25,000	25,073
European Bank for Reconstruction & Development	1.000%	09/17/2018	50,000	49,851
European Bank for Reconstruction & Development	1.625%	11/15/2018	25,000	25,367
European Investment Bank	0.875%	04/18/2017	50,000	50,147
European Investment Bank	1.000%	06/15/2018	50,000	49,963
European Investment Bank	1.875%	03/15/2019	50,000	51,070
European Investment Bank	1.750%	06/17/2019	25,000	25,407
European Investment Bank	2.500%	04/15/2021	50,000	52,171
European Investment Bank	2.125%	10/15/2021	50,000	50,998
European Investment Bank	2.500%	10/15/2024	25,000	25,728
Export-Import Bank of Korea	5.125%	06/29/2020	100,000	112,024
Inter-American Development Bank	1.375%	10/18/2016	50,000	50,401
Inter-American Development Bank	1.250%	01/16/2018	25,000	25,224
Inter-American Development Bank	2.125%	11/09/2020	25,000	25,727
International Bank for Reconstruction & Development	0.750%	12/15/2016	25,000	25,031
International Bank for Reconstruction & Development	2.125%	11/01/2020	25,000	25,755
International Bank for Reconstruction & Development	2.500%	11/25/2024	50,000	51,368
International Bank for Reconstruction & Development	4.750%	02/15/2035	25,000	31,231

				905,313

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Multi-Utilities – 0.1%
American Water Capital Corp.	3.400%	03/01/2025	$25,000	$25,374
DTE Energy Co.	2.400%	12/01/2019	25,000	24,994
Midamerican Funding LLC	6.927%	03/01/2029	50,000	63,637

				114,005

Multiline Retail – 0.1%
Kohl’s Corp.	5.550%	07/17/2045	20,000	19,482
Macy’s Retail Holdings, Inc.	3.625%	06/01/2024	25,000	24,034
Target Corp.	6.000%	01/15/2018	25,000	27,688
Target Corp.	2.300%	06/26/2019	25,000	25,526

				96,730

Oil, Gas & Consumable Fuels – 3.0%
Anadarko Petroleum Corp.	3.450%	07/15/2024	50,000	48,121
Anadarko Petroleum Corp.	6.200%	03/15/2040	25,000	26,700
Apache Corp.	6.000%	01/15/2037	50,000	52,581
Baker Hughes, Inc.	3.200%	08/15/2021	25,000	25,288
BP Capital Markets PLC	1.375%	05/10/2018	25,000	24,799
BP Capital Markets PLC	2.237%	05/10/2019	25,000	25,183
BP Capital Markets PLC	3.814%	02/10/2024	25,000	25,364
Buckeye Partners L.P.	4.875%	02/01/2021	25,000	25,055
Canadian Natural Resources, Ltd.	3.450%	11/15/2021	25,000	24,028
Canadian Natural Resources, Ltd.	3.900%	02/01/2025	25,000	22,827
CenterPoint Energy, Inc.	6.500%	05/01/2018	100,000	111,030
Chevron Corp.	1.718%	06/24/2018	25,000	25,127
Chevron Corp.	3.191%	06/24/2023	25,000	25,217
ConocoPhillips	5.750%	02/01/2019	25,000	28,029
ConocoPhillips	2.200%	05/15/2020	50,000	49,725
ConocoPhillips Holding Co.	6.950%	04/15/2029	50,000	62,960
Continental Resources, Inc.	3.800%	06/01/2024	25,000	20,390
Devon Energy Corp.	3.250%	05/15/2022	25,000	23,904
Ecopetrol SA	7.375%	09/18/2043	50,000	45,125
Enbridge Energy Partners L.P.	4.200%	09/15/2021	25,000	24,836
Energy Transfer Partners L.P.	6.700%	07/01/2018	50,000	54,402
Energy Transfer Partners L.P.	4.750%	01/15/2026	25,000	22,911
Energy Transfer Partners L.P.	5.150%	02/01/2043	25,000	19,696
Enterprise Products Operating LLC	6.500%	01/31/2019	25,000	28,154
Enterprise Products Operating LLC	4.850%	03/15/2044	50,000	44,487
EOG Resources, Inc.	3.900%	04/01/2035	25,000	23,526
Hess Corp.	5.600%	02/15/2041	25,000	23,147
Kinder Morgan Energy Partners L.P.	3.500%	03/01/2021	25,000	23,779

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Kinder Morgan Energy Partners L.P.	5.400%	09/01/2044	$25,000	$20,035
Kinder Morgan, Inc.	3.050%	12/01/2019	25,000	24,542
Kinder Morgan, Inc.	5.050%	02/15/2046	50,000	38,238
Marathon Oil Corp.	2.800%	11/01/2022	25,000	22,263
Marathon Petroleum Corp.	3.625%	09/15/2024	50,000	48,197
National Oilwell Varco, Inc.	2.600%	12/01/2022	75,000	69,353
Nexen Energy ULC	5.875%	03/10/2035	100,000	109,983
Noble Energy, Inc.	5.250%	11/15/2043	25,000	21,761
Noble Holding International, Ltd.	6.200%	08/01/2040	25,000	16,143
Occidental Petroleum Corp.	4.100%	02/01/2021	25,000	26,805
ONEOK Partners L.P.	3.375%	10/01/2022	25,000	21,961
Petro-Canada	5.350%	07/15/2033	25,000	26,230
Petroleos Mexicanos	3.500%	07/18/2018	25,000	25,125
Petroleos Mexicanos	3.500%	01/30/2023	25,000	22,656
Petroleos Mexicanos(c)	4.250%	01/15/2025	25,000	23,000
Petroleos Mexicanos	2.460%	12/15/2025	25,000	24,335
Petroleos Mexicanos(c)	5.500%	06/27/2044	25,000	20,188
Petroleos Mexicanos	6.375%	01/23/2045	100,000	90,125
Plains All American Pipeline L.P. / PAA Finance Corp.	3.600%	11/01/2024	25,000	23,178
Shell International Finance BV	0.900%	11/15/2016	25,000	25,015
Shell International Finance BV	4.300%	09/22/2019	25,000	27,221
Shell International Finance BV	5.500%	03/25/2040	25,000	28,159
Shell International Finance BV	4.375%	05/11/2045	100,000	98,255
Spectra Energy Partners L.P.	2.950%	09/25/2018	25,000	25,194
Statoil ASA	1.950%	11/08/2018	25,000	25,097
Statoil ASA	2.650%	01/15/2024	75,000	71,540
Statoil ASA	3.700%	03/01/2024	25,000	25,655
Suncor Energy, Inc.	3.600%	12/01/2024	25,000	24,558
Sunoco Logistics Partners Operations L.P.	5.350%	05/15/2045	25,000	19,868
Total Capital International SA	3.750%	04/10/2024	25,000	25,717
Total Capital SA	2.125%	08/10/2018	25,000	25,371
TransCanada PipeLines, Ltd.	4.625%	03/01/2034	50,000	46,551
TransCanada PipeLines, Ltd.	7.625%	01/15/2039	25,000	32,392
TransCanada PipeLines, Ltd.(a)	6.350%	05/15/2067	25,000	21,000
Valero Energy Corp.	6.125%	02/01/2020	25,000	28,232
Williams Partners L.P.	5.250%	03/15/2020	25,000	26,656
Williams Partners L.P.	3.900%	01/15/2025	50,000	42,826
XTO Energy, Inc.	6.750%	08/01/2037	25,000	35,260

				2,285,076

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Paper & Forest Products – 0.1%
Georgia-Pacific LLC	7.750%	11/15/2029	$25,000	$33,235
International Paper Co.	3.650%	06/15/2024	25,000	24,705

				57,940

Personal Products – 0.0%(b)
Estee Lauder Cos., Inc.	3.700%	08/15/2042	25,000	22,690

Pharmaceuticals – 1.1%
Abbott Laboratories	2.950%	03/15/2025	25,000	24,433
AbbVie, Inc.	1.750%	11/06/2017	25,000	25,068
AbbVie, Inc.	2.500%	05/14/2020	25,000	24,863
AbbVie, Inc.	2.900%	11/06/2022	25,000	24,402
AbbVie, Inc.	4.500%	05/14/2035	50,000	48,094
Actavis Funding SCS	2.350%	03/12/2018	25,000	25,088
Actavis Funding SCS	3.000%	03/12/2020	25,000	25,045
Actavis Funding SCS	3.800%	03/15/2025	25,000	24,207
Actavis Funding SCS	4.750%	03/15/2045	25,000	22,509
Actavis, Inc.	1.875%	10/01/2017	25,000	24,941
AstraZeneca PLC	4.000%	09/18/2042	25,000	24,269
Baxalta, Inc.(c)	2.875%	06/23/2020	25,000	24,944
Baxalta, Inc.(c)	4.000%	06/23/2025	25,000	25,078
Bristol-Myers Squibb Co.	1.750%	03/01/2019	25,000	25,020
Danaher Corp.	2.400%	09/15/2020	25,000	25,235
Eli Lilly & Co.	5.550%	03/15/2037	25,000	29,695
Express Scripts Holding Co.	2.250%	06/15/2019	25,000	24,757
GlaxoSmithKline Capital, Inc.	2.800%	03/18/2023	25,000	24,651
GlaxoSmithKline Capital, Inc.	4.200%	03/18/2043	25,000	24,671
Johnson & Johnson	5.550%	08/15/2017	25,000	27,160
Johnson & Johnson	3.375%	12/05/2023	25,000	26,494
McKesson Corp.	2.284%	03/15/2019	25,000	25,023
Merck & Co., Inc.	2.400%	09/15/2022	25,000	24,434
Merck & Co., Inc.	3.600%	09/15/2042	25,000	22,737
Merck & Co., Inc.	3.700%	02/10/2045	25,000	22,973
Novartis Capital Corp.	3.400%	05/06/2024	25,000	25,733
Novartis Securities Investment, Ltd.	5.125%	02/10/2019	25,000	27,804
Pfizer, Inc.	3.400%	05/15/2024	25,000	25,449
Sanofi	4.000%	03/29/2021	25,000	26,946
Teva Pharmaceutical Finance IV LLC	2.250%	03/18/2020	25,000	24,298
Wyeth LLC	5.450%	04/01/2017	50,000	53,291
Wyeth LLC	6.000%	02/15/2036	25,000	29,662
Zoetis, Inc.	4.700%	02/01/2043	25,000	22,246

				881,220

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Real Estate Investment Trusts (REITs) – 0.7%
American Tower Corp.	3.400%	02/15/2019	$25,000	$25,620
American Tower Corp.	3.500%	01/31/2023	50,000	48,555
AvalonBay Communities, Inc.	2.950%	09/15/2022	25,000	24,521
Boston Properties L.P.	3.850%	02/01/2023	25,000	25,608
Brandywine Operating Partnership L.P.	4.100%	10/01/2024	25,000	24,520
DDR Corp.	3.500%	01/15/2021	25,000	25,321
Digital Realty Trust L.P.	3.950%	07/01/2022	25,000	24,992
Duke Realty L.P.	3.875%	02/15/2021	25,000	25,893
ERP Operating L.P.	2.375%	07/01/2019	50,000	50,314
HCP, Inc.	2.625%	02/01/2020	25,000	24,847
Hospitality Properties Trust	4.500%	06/15/2023	25,000	25,136
Realty Income Corp.	4.125%	10/15/2026	50,000	50,945
Simon Property Group L.P.	2.150%	09/15/2017	25,000	25,338
Simon Property Group L.P.	5.650%	02/01/2020	25,000	28,324
Tanger Properties L.P.	3.875%	12/01/2023	25,000	25,027
Welltower, Inc.	5.250%	01/15/2022	50,000	54,697
Weyerhaeuser Co.	4.625%	09/15/2023	25,000	26,598

				536,256

Road & Rail – 0.4%
Burlington Northern Santa Fe LLC	3.750%	04/01/2024	25,000	25,734
Burlington Northern Santa Fe LLC	4.450%	03/15/2043	50,000	48,219
Burlington Northern Santa Fe LLC	4.550%	09/01/2044	25,000	24,480
Canadian National Railway Co.	2.950%	11/21/2024	50,000	49,093
Canadian Pacific Railway Co.	4.800%	09/15/2035	30,000	30,680
CSX Corp.	3.400%	08/01/2024	25,000	25,148
Norfolk Southern Corp.	3.000%	04/01/2022	25,000	24,839
Ryder System, Inc.	2.450%	09/03/2019	25,000	24,976
Union Pacific Corp.	4.750%	12/15/2043	25,000	26,760

				279,929

Semiconductors & Semiconductor Equipment – 0.2%
Intel Corp.	1.950%	10/01/2016	25,000	25,312
Intel Corp.	2.450%	07/29/2020	50,000	50,647
Intel Corp.	3.300%	10/01/2021	25,000	26,071
Texas Instruments, Inc.	2.750%	03/12/2021	25,000	25,368

				127,398

Software – 0.3%
Microsoft Corp.	3.625%	12/15/2023	25,000	26,263
Microsoft Corp.	5.200%	06/01/2039	50,000	56,230
Oracle Corp.	2.375%	01/15/2019	25,000	25,468

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Software – (continued)
Oracle Corp.	2.250%	10/08/2019	$75,000	$75,762
Oracle Corp.	2.500%	05/15/2022	50,000	49,270
Oracle Corp.	2.950%	05/15/2025	10,000	9,737
Oracle Corp.	3.900%	05/15/2035	5,000	4,716
Oracle Corp.	4.375%	05/15/2055	10,000	9,330

				256,776

Specialty Retail – 0.5%
AutoNation, Inc.	3.350%	01/15/2021	25,000	25,388
AutoZone, Inc.	2.500%	04/15/2021	25,000	24,585
Costco Wholesale Corp.	1.125%	12/15/2017	25,000	24,977
CVS Health Corp.	2.800%	07/20/2020	20,000	20,314
CVS Health Corp.	4.000%	12/05/2023	25,000	26,408
CVS Health Corp.	3.375%	08/12/2024	25,000	25,083
CVS Health Corp.	3.875%	07/20/2025	20,000	20,588
CVS Health Corp.	4.875%	07/20/2035	20,000	21,008
CVS Health Corp.	5.125%	07/20/2045	10,000	10,752
Home Depot, Inc.	2.250%	09/10/2018	25,000	25,600
Home Depot, Inc.	2.000%	06/15/2019	25,000	25,275
Home Depot, Inc.	3.750%	02/15/2024	25,000	26,454
Lowe’s Cos., Inc.	4.250%	09/15/2044	25,000	24,746
Lowe’s Cos., Inc.	3.375%	09/15/2025	25,000	25,321
Lowe’s Cos., Inc.	4.375%	09/15/2045	25,000	25,472
QVC, Inc.	5.450%	08/15/2034	50,000	44,430
Starbucks Corp.	3.850%	10/01/2023	25,000	26,531

				422,932

Technology Hardware, Storage & Peripherals – 0.7%
Apple, Inc.	1.050%	05/05/2017	25,000	25,068
Apple, Inc.	1.550%	02/07/2020	25,000	24,671
Apple, Inc.	2.850%	05/06/2021	25,000	25,670
Apple, Inc.	2.400%	05/03/2023	25,000	24,237
Apple, Inc.	3.850%	05/04/2043	25,000	22,697
Apple, Inc.	4.375%	05/13/2045	75,000	73,933
EMC Corp.	1.875%	06/01/2018	25,000	25,002
Fidelity National Information Services, Inc.	3.875%	06/05/2024	25,000	23,731
Hewlett Packard Enterprise Co.	2.850%	10/05/2018	20,000	19,974
Hewlett Packard Enterprise Co.	3.600%	10/15/2020	10,000	9,997
Hewlett Packard Enterprise Co.	4.900%	10/15/2025	20,000	19,945
Hewlett Packard Enterprise Co.	6.200%	10/15/2035	10,000	9,994
Hewlett Packard Enterprise Co.	6.350%	10/15/2045	10,000	9,993

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

CORPORATE BONDS – (continued)
Technology Hardware, Storage & Peripherals – (continued)
Hewlett-Packard Co.	5.400%	03/01/2017	$25,000	$26,363
Hewlett-Packard Co.	2.750%	01/14/2019	25,000	25,373
Hewlett-Packard Co.	4.050%	09/15/2022	25,000	25,443
International Business Machines Corp.	3.625%	02/12/2024	50,000	51,547
International Business Machines Corp.	5.875%	11/29/2032	25,000	30,145
Seagate HDD Cayman	4.750%	06/01/2023	50,000	49,491

				523,274

Tobacco – 0.3%
Altria Group, Inc.	2.625%	01/14/2020	50,000	50,335
Altria Group, Inc.	4.000%	01/31/2024	25,000	25,877
Altria Group, Inc.	4.500%	05/02/2043	25,000	23,816
Philip Morris International, Inc.	1.875%	01/15/2019	50,000	50,157
Philip Morris International, Inc.	4.500%	03/26/2020	25,000	27,437
Philip Morris International, Inc.	4.125%	03/04/2043	25,000	23,713
Reynolds American, Inc.(c)	3.750%	05/20/2023	25,000	25,064
Reynolds American, Inc.	5.700%	08/15/2035	25,000	27,116

				253,515

Trading Companies & Distributors – 0.1%
GATX Corp.	2.500%	03/15/2019	50,000	49,842

Wireless Telecommunication Services – 0.5%
AT&T, Inc.	2.300%	03/11/2019	25,000	25,061
AT&T, Inc.	3.900%	03/11/2024	25,000	25,369
AT&T, Inc.	4.800%	06/15/2044	50,000	46,042
BellSouth Corp.	6.550%	06/15/2034	50,000	54,655
Orange SA	2.750%	02/06/2019	25,000	25,705
Telefonica Europe BV	8.250%	09/15/2030	25,000	32,672
Telefonos de Mexico S.A.B. de C.V.	5.500%	11/15/2019	100,000	110,926
Vodafone Group PLC	1.500%	02/19/2018	25,000	24,785
Vodafone Group PLC	2.950%	02/19/2023	25,000	23,642
Vodafone Group PLC	4.375%	02/19/2043	50,000	43,866

				412,723

TOTAL CORPORATE BONDS (Cost $21,111,197)				20,773,418

FOREIGN GOVERNMENT OBLIGATIONS – 2.2%
Brazilian Government International Bond	5.875%	01/15/2019	100,000	105,500
Canada Government International Bond	1.625%	02/27/2019	50,000	50,775
European Investment Bank	1.125%	08/15/2018	75,000	75,141
European Investment Bank	1.875%	02/10/2025	100,000	97,033
Export Development Canada	1.250%	10/26/2016	25,000	25,176

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS – (continued)
Inter-American Development Bank	1.125%	08/28/2018	$50,000	$50,152
Inter-American Development Bank	1.875%	06/16/2020	35,000	35,698
International Bank for Reconstruction & Development	2.500%	07/29/2025	50,000	51,213
Mexico Government International Bond	3.500%	01/21/2021	100,000	101,000
Mexico Government International Bond	6.050%	01/11/2040	30,000	32,925
Mexico Government International Bond	4.750%	03/08/2044	50,000	45,500
Panama Government International Bond	6.700%	01/26/2036	50,000	60,500
Peruvian Government International Bond	5.625%	11/18/2050	50,000	51,125
Philippine Government International Bond	7.750%	01/14/2031	100,000	142,000
Poland Government International Bond	5.000%	03/23/2022	50,000	55,825
Province of British Columbia Canada	2.650%	09/22/2021	50,000	52,237
Province of Manitoba Canada	1.125%	06/01/2018	25,000	24,978
Province of Nova Scotia Canada	5.125%	01/26/2017	25,000	26,383
Province of Ontario Canada	1.100%	10/25/2017	50,000	50,043
Province of Ontario Canada	4.400%	04/14/2020	50,000	55,742
Province of Ontario Canada	2.500%	09/10/2021	25,000	25,542
Province of Quebec Canada	2.750%	08/25/2021	50,000	51,821
Province of Quebec Canada	2.625%	02/13/2023	50,000	50,911
South Africa Government International Bond	6.875%	05/27/2019	100,000	111,408
Turkey Government International Bond	6.750%	04/03/2018	100,000	107,991
Turkey Government International Bond	6.875%	03/17/2036	50,000	54,028
Uruguay Government International Bond	5.100%	06/18/2050	50,000	44,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,650,090)				1,634,647

U.S. GOVERNMENT AGENCY MBS TBA – 15.7%
Fannie Mae TBA(d)	2.500%	10/01/2030	350,000	356,781
Fannie Mae TBA(d)	3.000%	10/01/2030	500,000	520,547
Fannie Mae TBA(d)	3.000%	10/01/2045	1,500,000	1,520,156
Fannie Mae TBA(d)	3.500%	10/01/2045	1,475,000	1,538,610
Fannie Mae TBA(d)	4.000%	10/01/2045	1,050,000	1,120,055
Fannie Mae TBA(d)	5.500%	10/01/2045	150,000	167,625
Freddie Mac TBA(d)	2.500%	10/01/2030	750,000	764,590
Freddie Mac TBA(d)	3.000%	10/01/2030	450,000	468,070
Freddie Mac TBA(d)	3.000%	10/01/2045	500,000	505,195
Freddie Mac TBA(d)	3.500%	10/01/2045	800,000	832,375
Freddie Mac TBA(d)	4.000%	10/01/2045	1,000,000	1,064,531
Freddie Mac TBA(d)	4.500%	10/01/2045	200,000	216,469
Government National Mortgage Association TBA(d)	3.000%	10/01/2045	700,000	714,328
Government National Mortgage Association TBA(d)	3.500%	10/01/2045	1,400,000	1,466,609
Government National Mortgage Association TBA(d)	4.000%	10/01/2045	750,000	799,453
Government National Mortgage Association TBA(d)	4.000%	10/01/2045	100,000	106,516

TOTAL U.S. GOVERNMENT AGENCY MBS TBA (Cost $12,082,518)				12,161,910

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS – 16.3%
Fannie Mae	0.750%	04/20/2017	$75,000	$75,195
Fannie Mae	2.000%	09/26/2017	75,000	76,164
Fannie Mae	1.000%	09/27/2017	100,000	100,607
Fannie Mae	1.532%	10/25/2017	55,944	56,408
Fannie Mae	0.875%	10/26/2017	75,000	75,283
Fannie Mae	4.500%	04/01/2018	66,637	69,451
Fannie Mae	0.875%	05/21/2018	50,000	49,956
Fannie Mae	4.000%	08/01/2018	113,996	119,384
Fannie Mae	1.750%	09/14/2018	200,000	202,162
Fannie Mae	4.000%	01/01/2019	104,566	109,380
Fannie Mae	4.000%	09/01/2019	164,727	172,473
Fannie Mae	1.750%	09/12/2019	75,000	76,337
Fannie Mae	4.000%	05/01/2020	109,927	115,123
Fannie Mae	4.500%	05/01/2020	76,261	79,482
Fannie Mae	1.500%	06/22/2020	100,000	100,211
Fannie Mae	4.000%	03/01/2021	112,330	117,828
Fannie Mae	2.940%	07/25/2021	140,000	146,406
Fannie Mae(a)	2.465%	03/25/2023	47,334	48,318
Fannie Mae	3.500%	11/01/2025	101,171	107,017
Fannie Mae	3.500%	01/01/2027	117,390	124,174
Fannie Mae	3.500%	05/01/2029	109,592	115,828
Fannie Mae	3.000%	08/01/2029	95,482	99,489
Fannie Mae	3.500%	10/01/2029	83,977	88,756
Fannie Mae	7.250%	05/15/2030	75,000	114,151
Fannie Mae	3.000%	06/01/2030	121,682	126,811
Fannie Mae	3.000%	09/01/2030	99,144	103,323
Fannie Mae	5.500%	02/01/2037	78,126	87,231
Fannie Mae	5.500%	09/01/2040	115,329	128,748
Fannie Mae	4.500%	12/01/2040	338,637	367,693
Fannie Mae	5.000%	07/01/2041	144,789	159,675
Fannie Mae	5.500%	09/01/2041	189,932	212,036
Fannie Mae	4.500%	01/01/2042	158,092	171,773
Fannie Mae	5.000%	05/01/2042	138,931	153,215
Fannie Mae	4.500%	09/01/2043	244,628	265,618
Fannie Mae	4.500%	09/01/2043	78,205	84,790
Fannie Mae	4.500%	11/01/2043	177,147	192,062
Fannie Mae	4.500%	06/01/2044	239,742	259,949
Fannie Mae	3.500%	10/01/2044	86,047	89,827
Fannie Mae	4.000%	10/01/2044	85,820	91,588
Fannie Mae	4.000%	10/01/2044	71,179	75,963
Fannie Mae	3.500%	01/01/2045	117,028	122,190

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS – (continued)
Fannie Mae	3.500%	01/01/2045	$140,267	$146,429
Fannie Mae	5.000%	01/01/2045	200,027	220,436
Fannie Mae	4.000%	03/01/2045	144,290	154,064
Fannie Mae	3.500%	05/01/2045	97,930	102,249
Fannie Mae	4.000%	07/01/2045	123,935	132,330
Fannie Mae	3.500%	08/01/2045	124,488	129,979
Fannie Mae	3.500%	08/01/2045	173,816	181,483
Federal Farm Credit Banks	3.500%	12/20/2023	50,000	54,520
Federal Home Loan Bank	0.625%	11/23/2016	100,000	100,113
Federal Home Loan Bank	0.625%	12/28/2016	50,000	50,047
Federal Home Loan Bank	0.875%	05/24/2017	75,000	75,316
Federal Home Loan Bank	1.000%	06/21/2017	100,000	100,639
Federal Home Loan Bank	1.200%	05/24/2018	50,000	50,037
Federal Home Loan Bank	1.875%	03/08/2019	50,000	51,242
Federal Home Loan Bank	2.250%	06/11/2021	75,000	77,622
Federal Home Loan Bank	2.875%	09/13/2024	50,000	51,534
Federal Home Loan Mortgage Corp.	0.875%	10/14/2016	100,000	100,390
Federal Home Loan Mortgage Corp.	0.875%	02/22/2017	75,000	75,292
Federal Home Loan Mortgage Corp.	5.000%	04/18/2017	100,000	106,787
Federal Home Loan Mortgage Corp.	1.000%	06/29/2017	50,000	50,315
Federal Home Loan Mortgage Corp.	1.000%	09/29/2017	100,000	100,612
Federal Home Loan Mortgage Corp.	0.875%	03/07/2018	75,000	75,064
Federal Home Loan Mortgage Corp.	1.250%	10/02/2019	75,000	74,827
Federal Home Loan Mortgage Corp.	2.375%	01/13/2022	75,000	77,297
Federal Home Loan Mortgage Corp.	6.250%	07/15/2032	35,000	49,690
Freddie Mac	3.320%	07/25/2020	50,539	52,543
Freddie Mac	3.111%	02/25/2023	100,000	104,888
Freddie Mac	4.000%	04/01/2025	222,680	234,375
Freddie Mac	2.500%	10/01/2029	88,109	89,903
Freddie Mac	5.000%	07/01/2041	409,858	449,036
Freddie Mac	4.000%	04/01/2042	82,784	88,565
Freddie Mac	4.500%	05/01/2044	172,690	186,958
Freddie Mac	3.500%	11/01/2044	109,716	114,249
Freddie Mac	4.000%	12/01/2044	134,269	143,004
Freddie Mac	3.500%	01/01/2045	140,414	146,237
Freddie Mac	4.000%	04/01/2045	96,880	103,289
Freddie Mac	3.000%	06/01/2045	148,445	150,130
Freddie Mac	3.500%	07/01/2045	99,966	104,112
Freddie Mac	3.500%	07/01/2045	99,403	103,751
Freddie Mac	3.000%	08/01/2045	299,277	302,674
Government National Mortgage Association	5.000%	06/15/2040	98,713	110,225

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS – (continued)
Government National Mortgage Association	5.000%	10/15/2041	$158,701	$174,583
Government National Mortgage Association	4.000%	02/20/2042	54,809	58,533
Government National Mortgage Association	4.000%	07/20/2042	35,688	38,113
Government National Mortgage Association	5.500%	10/20/2043	141,036	157,534
Government National Mortgage Association	4.500%	01/20/2044	349,028	375,350
Government National Mortgage Association	5.000%	03/20/2044	185,435	203,419
Government National Mortgage Association	4.000%	08/20/2044	85,294	90,887
Government National Mortgage Association	3.500%	10/20/2044	122,876	128,919
Government National Mortgage Association	4.000%	10/20/2044	110,798	118,064
Government National Mortgage Association	4.500%	11/20/2044	141,782	152,392
Government National Mortgage Association	3.000%	12/20/2044	139,323	142,398
Government National Mortgage Association	3.500%	12/20/2044	87,482	91,784
Government National Mortgage Association	4.500%	12/20/2044	112,428	120,841
Government National Mortgage Association	3.000%	03/20/2045	73,123	74,727
Government National Mortgage Association	3.500%	04/20/2045	195,334	204,937
Government National Mortgage Association	3.000%	06/20/2045	99,148	101,322
Government National Mortgage Association	3.500%	06/20/2045	148,534	155,837
Government National Mortgage Association	3.000%	07/20/2045	174,121	177,939
Tennessee Valley Authority	3.500%	12/15/2042	50,000	48,183

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $12,591,068)				12,620,090

U.S. TREASURY OBLIGATIONS – 37.3%
U.S. Treasury Note(e)	0.375%	10/31/2016	300,000	299,916
U.S. Treasury Note(e)	0.500%	11/30/2016	300,000	300,198
U.S. Treasury Note(e)	0.875%	11/30/2016	250,000	251,268
U.S. Treasury Note(e)	2.750%	11/30/2016	500,000	513,420
U.S. Treasury Note(e)	0.625%	12/31/2016	350,000	350,679
U.S. Treasury Note(e)	0.875%	01/31/2017	750,000	753,937
U.S. Treasury Note(e)	0.500%	02/28/2017	500,000	500,080
U.S. Treasury Note(e)	1.000%	03/31/2017	750,000	755,423
U.S. Treasury Note(e)	0.625%	05/31/2017	750,000	750,593
U.S. Treasury Note(e)	0.625%	06/30/2017	100,000	100,059
U.S. Treasury Note(e)	0.500%	07/31/2017	750,000	748,598
U.S. Treasury Note(e)	0.625%	07/31/2017	250,000	250,107
U.S. Treasury Note(e)	0.625%	08/31/2017	300,000	299,988
U.S. Treasury Note(e)	1.875%	09/30/2017	1,000,000	1,024,190
U.S. Treasury Note(e)	1.875%	10/31/2017	500,000	512,285
U.S. Treasury Note(e)	0.875%	11/15/2017	750,000	752,707
U.S. Treasury Note(e)	0.875%	01/15/2018	250,000	250,660
U.S. Treasury Note(e)	1.000%	02/15/2018	500,000	502,645
U.S. Treasury Note(e)	0.750%	04/15/2018	200,000	199,682

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

U.S. TREASURY OBLIGATIONS – (continued)
U.S. Treasury Note(e)	1.000%	05/31/2018	$500,000	$501,870
U.S. Treasury Note(e)	1.125%	06/15/2018	150,000	151,032
U.S. Treasury Note(e)	0.875%	07/15/2018	350,000	349,993
U.S. Treasury Note(e)	4.000%	08/15/2018	250,000	272,270
U.S. Treasury Note(e)	1.000%	09/15/2018	100,000	100,229
U.S. Treasury Note(e)	1.375%	09/30/2018	100,000	101,309
U.S. Treasury Note(e)	1.750%	10/31/2018	500,000	512,050
U.S. Treasury Note(e)	1.500%	12/31/2018	750,000	761,610
U.S. Treasury Note(e)	1.375%	02/28/2019	500,000	505,155
U.S. Treasury Note(e)	1.000%	08/31/2019	500,000	496,500
U.S. Treasury Note(e)	1.625%	08/31/2019	800,000	813,792
U.S. Treasury Note(e)	1.000%	09/30/2019	500,000	496,020
U.S. Treasury Note(e)	1.625%	12/31/2019	1,000,000	1,015,120
U.S. Treasury Note(e)	1.250%	01/31/2020	250,000	249,763
U.S. Treasury Note(e)	1.375%	02/29/2020	500,000	502,310
U.S. Treasury Note(e)	1.125%	04/30/2020	100,000	99,133
U.S. Treasury Note(e)	1.375%	04/30/2020	350,000	350,956
U.S. Treasury Note(e)	1.375%	05/31/2020	500,000	501,000
U.S. Treasury Note(e)	1.500%	05/31/2020	300,000	302,679
U.S. Treasury Note(e)	1.625%	06/30/2020	75,000	75,954
U.S. Treasury Note(e)	1.625%	07/31/2020	100,000	101,230
U.S. Treasury Note(e)	2.625%	08/15/2020	150,000	158,754
U.S. Treasury Note(e)	1.375%	08/31/2020	200,000	200,228
U.S. Treasury Note(e)	2.125%	08/31/2020	500,000	517,470
U.S. Treasury Note(e)	1.375%	09/30/2020	250,000	249,941
U.S. Treasury Note(e)	1.750%	10/31/2020	150,000	152,379
U.S. Treasury Note(e)	2.000%	02/28/2021	750,000	768,900
U.S. Treasury Note(e)	2.000%	05/31/2021	750,000	768,022
U.S. Treasury Note(e)	2.000%	11/15/2021	500,000	510,380
U.S. Treasury Note(e)	1.500%	01/31/2022	200,000	197,828
U.S. Treasury Note(e)	1.750%	02/28/2022	600,000	602,142
U.S. Treasury Note(e)	1.750%	03/31/2022	250,000	250,722
U.S. Treasury Note(e)	1.750%	04/30/2022	300,000	300,714
U.S. Treasury Note(e)	1.875%	05/31/2022	100,000	100,962
U.S. Treasury Note(e)	2.125%	06/30/2022	150,000	153,918
U.S. Treasury Note(e)	2.000%	07/31/2022	100,000	101,736
U.S. Treasury Note(e)	1.875%	08/31/2022	150,000	151,286
U.S. Treasury Note(e)	2.000%	02/15/2023	500,000	506,635
U.S. Treasury Note(e)	1.750%	05/15/2023	250,000	247,900
U.S. Treasury Note(e)	2.750%	02/15/2024	100,000	106,286
U.S. Treasury Note(e)	2.250%	11/15/2024	75,000	76,409

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

U.S. TREASURY OBLIGATIONS – (continued)
U.S. Treasury Note(e)	2.000%	02/15/2025	$625,000	$622,550
U.S. Treasury Note(e)	2.125%	05/15/2025	300,000	301,839
U.S. Treasury Bond(e)	5.250%	11/15/2028	650,000	870,077
U.S. Treasury Bond(e)	4.375%	02/15/2038	350,000	450,226
U.S. Treasury Bond(e)	4.375%	05/15/2040	750,000	962,955
U.S. Treasury Bond(e)	3.000%	05/15/2042	200,000	205,220
U.S. Treasury Bond(e)	2.750%	08/15/2042	150,000	146,330
U.S. Treasury Bond(e)	2.750%	11/15/2042	350,000	340,931
U.S. Treasury Bond(e)	3.625%	08/15/2043	100,000	115,148
U.S. Treasury Bond(e)	3.125%	08/15/2044	500,000	523,345
U.S. Treasury Bond(e)	3.000%	11/15/2044	175,000	178,741
U.S. Treasury Bond(e)	2.500%	02/15/2045	600,000	552,468
U.S. Treasury Bond(e)	3.000%	05/15/2045	100,000	102,343
U.S. Treasury Bond(e)	2.875%	08/15/2045	80,000	79,960

TOTAL U.S. TREASURY OBLIGATIONS (Cost $28,726,310)				28,951,155

COMMERCIAL MORTGAGE BACKED SECURITIES – 1.1%
Citigroup Commercial Mortgage Trust 2013-GC11	3.093%	04/10/2046	75,000	76,112
COMM 2013-CCRE8 Mortgage Trust	3.334%	06/10/2046	65,000	67,418
COMM 2013-LC6 Mortgage Trust	1.906%	01/10/2046	75,000	75,469
COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/2047	100,000	104,025
COMM 2015-LC21 Mortgage Trust	3.708%	07/10/2048	50,000	52,024
GS Mortgage Securities Trust 2013-GC13(a)	4.172%	07/10/2046	80,000	87,118
JPMBB Commercial Mortgage Securities Trust 2014-C18	4.079%	02/15/2047	50,000	53,968
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8	1.689%	12/15/2048	90,000	89,976
Morgan Stanley Capital I Trust 2007-HQ11(a)	5.447%	02/12/2044	100,000	103,643
Wells Fargo Commercial Mortgage Trust 2014-LC16	1.294%	08/15/2050	73,069	72,775
WFRBS Commercial Mortgage Trust 2014-C19	3.660%	03/15/2047	75,000	79,004

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $862,222)				861,532

ASSET BACKED SECURITIES – 0.5%
Automobiles – 0.2%
CarMax Auto Owner Trust 2015-1	1.380%	11/15/2019	75,000	75,213
Volkswagen Auto Loan Enhanced Trust 2014-1	0.910%	10/22/2018	65,000	64,768

				139,981

Credit Card Receivables – 0.3%
Capital One Multi-Asset Execution Trust	1.480%	07/15/2020	30,000	30,114
Citibank Credit Card Issuance Trust	5.350%	02/07/2020	100,000	109,542

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Security Description	Interest Rate	Maturity Date	Principal Amount	Value

ASSET BACKED SECURITIES – (continued)
Credit Card Receivables – (continued)
Citibank Credit Card Issuance Trust	2.880%	01/23/2023	$100,000	$104,405

				244,061

TOTAL ASSET BACKED SECURITIES (Cost: $378,967)				384,042

MUNICIPAL BONDS – 0.5%
California – 0.4%
Los Angeles Department of Water & Power	5.716%	07/01/2039	100,000	120,383
Los Angeles Unified School District	5.750%	07/01/2034	25,000	29,991
State of California	7.500%	04/01/2034	100,000	140,109

				290,483

Pennsylvania – 0.0%(b)
Commonwealth of Pennsylvania	5.450%	02/15/2030	20,000	22,932

New Jersey – 0.1%
New Jersey Turnpike Authority	7.102%	01/01/2041	50,000	67,304

TOTAL MUNICIPAL BONDS (Cost: $384,446)				380,719

SHORT TERM INVESTMENT – 17.2%
MONEY MARKET FUND – 17.2%
State Street Institutional Liquid Reserve Fund, Premier Class 0.13%(f)(g)(h) (Cost $13,352,437)			13,352,437	13,352,437

TOTAL INVESTMENTS – 117.5% (Cost $91,139,255)(i)(j)				91,119,950
Other Liabilities in Excess of Assets – (17.5)%				(13,573,176)

NET ASSETS – 100.0%				$77,546,774

(a)	Variable Rate Security – Interest rate shown is rate in effect as of September 30, 2015.

(b)	Amount represents less than 0.05% of net assets

(c)

Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $244,094 or 0.31% of net assets as of September 30, 2015.

(d)	When-issued security.

(e)	All or portion of this security has been designated as collateral for TBA securities.

(f)	The rate shown is the annualized seven-day yield at period end.

(g)	Affiliated issuer. See table that follows for more information.

(h)	Value determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures.

(i)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.

(j)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2015 was $582,614 and $601,919, respectively, resulting in net unrealized depreciation of investments of $19,305.

Abbreviations:

PLC	=	Public Limited Company
TBA	=	To Be Announced

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Security Valuation – The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to policies and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments. The members of the Committee are approved by the Board.

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the Invesment Company Act of 1940 and in accordance with Portfolio’s procedures to stabilize net asset value.

•

Debt obligations (both governmental and non-governmental) purchased with greater than sixty days to maturity and not investment grade are valued at last reported evaluated bid prices obtained from independent pricing services or brokers. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with valuation policies and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Portfolio’s net asset value and the prices used by the Portfolio’s underlying index, which in turn could result in a difference between the Portfolio’s performance and the performance of the Portfolio’s underlying indices index. Various inputs are used in determining the value of Portfolio’s investments. These inputs are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes. The Funds value its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

The following table summarizes the value of each of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2015.

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments:
Corporate Bonds	$–	$20,773,418	$–	$20,773,418
Foreign Government Obligations	–	1,634,647	–	1,634,647
U.S. Government Agency MBS TBA	–	12,161,910	–	12,161,910
U.S. Government Agency Obligations	–	12,620,090	–	12,620,090
U.S. Treasury Obligations	–	28,951,155	–	28,951,155
Commercial Mortgage Backed Securities	–	861,532	–	861,532
Asset Backed Securities	–	384,042	–	384,042
Municipal Bonds & Notes	–	380,719	–	380,719
Short Term Investment	13,352,437	–	–	13,352,437

Total Investments	$13,352,437	$77,767,513	$–	$91,119,950

Affiliates Table

Certain investments made by the Portfolio were held in securities affiliated with State Street and SSGA Funds Management, Inc. The Portfolio invested in the State Street Institutional Liquid Reserves Fund. Transactions in all affiliates for the period ending September 30, 2015 were as follows:

Security Description	Number of shares held at 12/31/14	Shares purchased for the nine months ended 9/30/15	Shares sold for the nine months ended 9/30/15	Number of shares held at 9/30/15	Value at 9/30/15	Income earned for the nine months ended 9/30/15	Realized gain/loss on shares sold
State Street Institutional Liquid Reserves Fund, Premier Class	19,953,875	77,605,600	84,207,038	13,352,437	$13,352,437	$9,215	$–

State Street Global Equity ex-U.S. Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Global Equity ex-U.S. Index Portfolio. The portfolio of investments for the State Street Global Equity ex-U.S. Index Portfolio follows.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS – 93.4%
Australia – 4.3%
AGL Energy, Ltd.(i)	3,284	$36,978
Alumina, Ltd.(i)	12,851	10,229
Amcor, Ltd.(i)	5,898	54,878
AMP, Ltd.(i)	14,590	57,332
APA Group(i)	5,387	32,529
Aristocrat Leisure, Ltd.(i)	2,686	16,344
Asciano, Ltd.(i)	4,715	27,928
ASX, Ltd.(i)	936	25,001
Aurizon Holdings, Ltd.(i)	10,331	36,516
AusNet Services(i)	4,065	3,909
Australia & New Zealand Banking Group, Ltd.(i)	14,273	272,838
Bank of Queensland, Ltd.(i)	1,822	14,923
Bendigo & Adelaide Bank, Ltd.(i)	2,205	15,418
BHP Billiton, Ltd.(i)	16,199	255,979
Boral, Ltd.(i)	3,784	14,080
Brambles, Ltd.(i)	7,570	52,028
Caltex Australia, Ltd.(i)	1,526	33,703
CIMIC Group, Ltd.(i)	229	3,806
Coca-Cola Amatil, Ltd.(i)	2,795	17,728
Cochlear, Ltd.(i)	276	16,248
Commonwealth Bank of Australia(i)	8,751	449,400
Computershare, Ltd.(i)	2,285	17,072
Crown Resorts, Ltd.(i)	1,760	12,317
CSL, Ltd.(i)	2,467	155,334
Dexus Property Group REIT(i)	4,377	22,084
Federation Centres REIT(i)	16,778	32,415
Flight Centre Travel Group, Ltd.(i)	125	3,185
Fortescue Metals Group, Ltd.(i)	7,526	9,720
Goodman Group REIT(i)	8,585	35,504
GPT Group REIT(i)	8,354	26,564
Harvey Norman Holdings, Ltd.(i)	4,776	13,089
Healthscope, Ltd.(i)	5,442	9,786
Iluka Resources, Ltd.(i)	2,024	8,896
Incitec Pivot, Ltd.(i)	8,090	22,309
Insurance Australia Group, Ltd.(i)	11,319	38,720
Lend Lease Group(i)	2,681	23,747
Macquarie Group, Ltd.(i)	1,606	87,081
Medibank Pvt, Ltd.(i)	11,545	19,678
Mirvac Group REIT(i)	17,872	21,710
National Australia Bank, Ltd.(i)	13,626	288,510
Newcrest Mining, Ltd.(a)(i)	3,705	33,357
Orica, Ltd.(i)	1,802	19,135
Origin Energy, Ltd.(i)	5,400	21,469
Platinum Asset Management, Ltd.(i)	1,125	5,378
Qantas Airways, Ltd.(a)(i)	2,430	6,383
QBE Insurance Group, Ltd.(i)	6,598	60,117
Ramsay Health Care, Ltd.(i)	635	26,203
REA Group, Ltd.(i)	119	3,728
Rio Tinto, Ltd.(i)	2,106	72,492
Santos, Ltd.(i)	4,961	14,046

Scentre Group REIT(i)	25,737	70,871
Seek, Ltd.(i)	1,572	13,329
Sonic Healthcare, Ltd.(i)	1,842	23,704
South32, Ltd.(a)(b)(i)	10,757	10,329
South32, Ltd.(a)(b)(i)	16,199	15,666
Stockland REIT(i)	11,682	31,754
Suncorp Group, Ltd.(i)	6,219	53,527
Sydney Airport(i)	5,249	22,071
Tabcorp Holdings, Ltd.(i)	5,788	19,065
Tatts Group, Ltd.(i)	7,151	18,982
Telstra Corp., Ltd.(i)	20,684	81,819
TPG Telecom, Ltd.(i)	627	4,808
Transurban Group(i)	10,713	75,080
Treasury Wine Estates, Ltd.(i)	3,148	14,594
Wesfarmers, Ltd.(i)	5,813	160,770
Westfield Corp. REIT(i)	9,543	67,185
Westpac Banking Corp.(i)	16,209	340,671
Woodside Petroleum, Ltd.(i)	4,035	82,623
Woolworths, Ltd.(i)	6,592	115,606
WorleyParsons, Ltd.(i)	468	1,960

		3,782,238

Austria – 0.1%
ANDRITZ AG(i)	352	15,845
Erste Group Bank AG(a)(i)	1,350	39,192
OMV AG(i)	712	17,307
Raiffeisen Bank International AG(a)(i)	265	3,479
voestalpine AG(i)	542	18,616

		94,439

Belgium – 0.9%
Ageas(i)	1,061	43,559
Anheuser-Busch InBev SA(i)	4,105	436,140
Colruyt SA(i)	340	16,370
Delhaize Group(i)	497	44,009
Groupe Bruxelles Lambert SA(i)	390	29,401
KBC Groep NV(i)	1,211	76,507
Proximus(i)	735	25,399
Solvay SA(i)	287	29,301
Telenet Group Holding NV(a)(i)	254	14,576
UCB SA(i)	611	47,818
Umicore SA(i)	460	17,722

		780,802

Brazil – 1.2%
Ambev SA	24,565	119,804
B2W Cia Digital(a)	1,200	4,478
Banco Bradesco SA	6,360	37,726
Banco Bradesco SA Preference Shares	10,680	57,451
Banco do Brasil SA	4,200	16,032
Banco do Estado do Rio Grande do Sul SA Preference Shares	1,900	2,663
Banco Santander Brasil SA	2,000	6,334
BB Seguridade Participacoes SA	3,400	21,184

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS – (continued)
Brazil – (continued)
BM&FBovespa SA – Bolsa de Valores Mercadorias e Futuros	8,700	$24,208
BR Malls Participacoes SA	2,100	5,516
Braskem SA Preference Shares	1,800	7,536
BRF SA	3,200	56,728
CCR SA	5,100	15,587
CETIP SA – Mercados Organizados	900	7,436
Cia Brasileira de Distribuicao Preference Shares	600	7,581
Cia de Saneamento Basico do Estado de Sao Paulo	1,700	6,763
Cia Energetica de Minas Gerais Preference Shares	3,900	6,846
Cia Energetica de Sao Paulo Preference Shares	900	3,438
Cia Paranaense de Energia Preference Shares	900	7,377
Cia Siderurgica Nacional SA	3,400	3,347
Cielo SA	4,080	37,563
Cosan SA Industria e Comercio	1,100	5,561
CPFL Energia SA(a)	1,238	4,623
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,400	4,984
Duratex SA	3,200	4,725
EcoRodovias Infraestrutura e Logistica SA	2,300	3,523
EDP – Energias do Brasil SA	2,600	7,496
Embraer SA	3,800	24,335
Estacio Participacoes SA	2,500	8,852
Fibria Celulose SA	1,000	13,511
Gerdau SA Preference Shares	6,200	8,517
Hypermarcas SA(a)	1,700	6,523
Itau Unibanco Holding SA Preference Shares	15,290	101,794
Itausa – Investimentos Itau SA Preference Shares	17,127	30,710
JBS SA	3,600	15,189
Klabin SA	2,227	12,237
Kroton Educacional SA	6,300	12,198
Localiza Rent a Car SA	1,800	11,048
Lojas Americanas SA	5,500	16,285
Lojas Renner SA	5,000	23,104
M Dias Branco SA	300	4,377
Multiplan Empreendimentos Imobiliarios SA	400	4,259
Natura Cosmeticos SA	800	3,918
Odontoprev SA	2,400	5,756
Petroleo Brasileiro SA(a)	14,400	30,883
Petroleo Brasileiro SA Preference Shares(a)	20,300	36,910
Porto Seguro SA	500	3,780
Qualicorp SA	991	3,693
Raia Drogasil SA	1,000	9,819
Souza Cruz SA	1,600	10,769
Sul America SA	1,900	8,517
Suzano Papel e Celulose SA Preference Shares	1,600	7,751

Telefonica Brasil SA Preference Shares(i)	1,685	15,517
Tim Participacoes SA	3,900	7,355
TOTVS SA	600	4,541
Tractebel Energia SA	1,900	16,109
Ultrapar Participacoes SA	1,700	28,519
Vale SA	6,200	25,816
Vale SA Preference Shares	9,300	31,109
Via Varejo SA	1,356	1,349
WEG SA	2,800	10,864

		1,042,424

Canada – 5.9%
Agnico Eagle Mines, Ltd.	1,000	25,233
Agrium, Inc.	700	62,445
Alimentation Couche-Tard, Inc. (Class B)	2,000	91,549
AltaGas, Ltd.	600	14,715
ARC Resources, Ltd.	1,500	19,736
Atco, Ltd. (Class I)	400	11,695
Bank of Montreal	3,300	179,141
Bank of Nova Scotia	6,100	267,668
Barrick Gold Corp.	5,600	35,462
Baytex Energy Corp.	800	2,548
BCE, Inc.	679	27,662
BlackBerry, Ltd.(a)	2,400	14,661
Bombardier, Inc. (Class B)	13,300	16,567
Brookfield Asset Management, Inc. (Class A)	4,350	136,240
CAE, Inc.	1,300	13,711
Cameco Corp.	1,900	23,057
Canadian Imperial Bank of Commerce	2,000	143,030
Canadian National Railway Co.	4,100	231,743
Canadian Natural Resources, Ltd.	5,700	110,497
Canadian Oil Sands, Ltd.	2,300	10,825
Canadian Pacific Railway, Ltd.	800	114,293
Canadian Tire Corp., Ltd. (Class A)	400	35,817
Canadian Utilities, Ltd. (Class A)	600	16,160
Cenovus Energy, Inc.	4,500	67,935
CGI Group, Inc. (Class A)(a)	1,100	39,670
CI Financial Corp.	1,100	24,860
Constellation Software, Inc.	100	41,721
Crescent Point Energy Corp.	2,000	22,779
Dollarama, Inc.	600	40,336
Eldorado Gold Corp.	3,500	11,173
Empire Co., Ltd.	900	18,427
Enbridge, Inc.	4,300	158,921
Encana Corp.	4,500	28,832
Enerplus Corp.	1,500	7,272
Fairfax Financial Holdings, Ltd.	100	45,330
Finning International, Inc.	800	11,684
First Capital Realty, Inc.	800	11,158
First Quantum Minerals, Ltd.	4,000	14,589
Fortis, Inc.	1,300	37,011
Franco-Nevada Corp.	800	35,092
George Weston, Ltd.	300	24,158
Gildan Activewear, Inc.	1,200	36,053
Goldcorp, Inc.	3,900	48,666
Great-West Lifeco, Inc.	1,400	33,384

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS – (continued)
Canada – (continued)
H&R Real Estate Investment Trust REIT	600	$9,206
Husky Energy, Inc.	1,700	26,387
IGM Financial, Inc.	500	12,628
Imperial Oil, Ltd.	1,600	50,457
Industrial Alliance Insurance & Financial Services, Inc.	500	14,851
Intact Financial Corp.	700	48,933
Inter Pipeline, Ltd.	1,600	29,382
Jean Coutu Group PJC, Inc. (Class A)	400	6,000
Keyera Corp.	800	21,929
Kinross Gold Corp.(a)	5,500	9,517
Loblaw Cos., Ltd.	1,100	56,374
Magna International, Inc.	2,000	95,487
Manulife Financial Corp.	10,000	153,949
MEG Energy Corp.(a)	800	4,917
Methanex Corp.	500	16,491
Metro, Inc.	1,200	32,544
National Bank of Canada	1,600	50,839
Onex Corp.	400	22,982
Open Text Corp.	600	26,744
Paramount Resources, Ltd. (Class A)(a)	300	2,202
Pembina Pipeline Corp.	1,600	38,320
Peyto Exploration & Development Corp.	700	14,489
Potash Corp. of Saskatchewan, Inc.	4,200	85,930
Power Corp. of Canada	1,800	37,149
Power Financial Corp.	1,200	27,389
PrairieSky Royalty, Ltd.	600	11,349
Restaurant Brands International, Inc.	946	33,897
RioCan Real Estate Investment Trust REIT	700	13,298
Rogers Communications, Inc. (Class B)	1,800	61,732
Royal Bank of Canada	7,400	407,284
Saputo, Inc.	1,200	26,225
Shaw Communications, Inc. (Class B)	1,900	36,620
Silver Wheaton Corp.	1,800	21,535
SNC-Lavalin Group, Inc.	700	19,830
Sun Life Financial, Inc.	3,000	96,308
Suncor Energy, Inc.	7,300	194,329
Teck Resources, Ltd. (Class B)	2,700	12,828
TELUS Corp.	1,000	31,364
Thomson Reuters Corp.	1,900	76,017
Toronto-Dominion Bank	9,600	376,639
Tourmaline Oil Corp.(a)	800	18,540
TransAlta Corp.	1,300	6,012
TransCanada Corp.	3,600	113,314
Turquoise Hill Resources, Ltd.(a)	3,900	9,919
Valeant Pharmaceuticals International, Inc.(a)	1,700	302,036
Veresen, Inc.	1,400	10,651
Vermilion Energy, Inc.	500	16,025
West Fraser Timber Co., Ltd.	300	9,488
Yamana Gold, Inc.	4,500	7,552

		5,171,394

Chile – 0.3%
AES Gener SA(i)	12,812	5,976
Aguas Andinas SA (Class A)	12,641	6,560
Banco de Chile	104,977	10,916
Banco de Credito e Inversiones	161	6,520
Banco Santander Chile(i)	318,826	14,428
Cencosud SA(i)	9,119	17,713
Cia Cervecerias Unidas SA	714	7,855
Colbun SA	39,137	10,061
Corpbanca SA(i)	658,104	5,790
Empresa Nacional de Electricidad SA	26,443	31,052
Empresa Nacional de Telecomunicaciones SA	572	5,388
Empresas CMPC SA	6,042	15,514
Empresas COPEC SA	1,918	17,363
Enersis SA	116,837	29,355
Latam Airlines Group SA(a)(i)	2,319	11,125
SACI Falabella	4,707	29,099
Sociedad Quimica y Minera de Chile SA (Class B) Preference Shares(i)	466	6,749
SONDA SA	2,316	3,458

		234,922

China – 3.5%
AAC Technologies Holdings, Inc.(i)	3,500	21,916
Agricultural Bank of China, Ltd.(i)	131,000	49,583
Air China, Ltd.(i)	8,000	6,398
Aluminum Corp. of China, Ltd.(a)(i)	20,000	6,248
Anhui Conch Cement Co., Ltd.(i)	6,000	17,739
ANTA Sports Products, Ltd.(i)	5,000	13,012
AviChina Industry & Technology Co., Ltd.(i)	12,000	8,949
Bank of China, Ltd.(i)	403,000	173,787
Bank of Communications Co., Ltd.(i)	41,000	28,579
BBMG Corp.(i)	10,000	6,927
Beijing Capital International Airport Co., Ltd.(i)	8,000	7,498
Brilliance China Automotive Holdings, Ltd.(i)	20,000	23,673
Byd Co., Ltd.(a)(i)	3,000	15,949
CGN Power Co., Ltd.(c)(i)	25,600	10,742
China Cinda Asset Management Co., Ltd.(i)	43,592	15,159
China CITIC Bank Corp., Ltd.(a)(i)	48,000	28,013
China Coal Energy Co., Ltd.(i)	20,000	8,168
China Communications Construction Co., Ltd.(i)	21,000	25,994
China Communications Services Corp., Ltd.(i)	20,000	7,720
China Conch Venture Holdings, Ltd.(i)	3,500	7,464
China Construction Bank Corp.(i)	437,000	291,624
China COSCO Holdings Co., Ltd.(a)(i)	12,500	7,968
China Everbright Bank Co., Ltd.(i)	13,300	5,794
China Galaxy Securities Co., Ltd.(i)	19,300	13,673
China Huishan Dairy Holdings Co., Ltd.(i)	52,000	18,722

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
China – (continued)
China International Marine Containers Group Co., Ltd.(i)	4,400	$7,754
China Life Insurance Co., Ltd.(b)(i)	15,400	11,731
China Life Insurance Co., Ltd.(b)(i)	39,000	135,891
China Longyuan Power Group Corp., Ltd.(i)	29,000	31,366
China Medical System Holdings, Ltd.(i)	5,000	5,710
China Mengniu Dairy Co., Ltd.(i)	6,000	21,274
China Merchants Bank Co., Ltd.(i)	22,000	53,621
China Minsheng Banking Corp., Ltd.(i)	32,000	29,661
China National Building Material Co., Ltd.(i)	22,000	12,747
China Oilfield Services, Ltd.(i)	12,000	12,096
China Pacific Insurance Group Co., Ltd.(i)	12,800	47,748
China Petroleum & Chemical Corp.(i)	124,000	76,278
China Railway Construction Corp., Ltd.(i)	9,500	14,054
China Railway Group, Ltd.(i)	19,000	17,403
China Shenhua Energy Co., Ltd.(i)	16,500	25,385
China Shipping Container Lines Co., Ltd.(a)	28,000	11,236
China Southern Airlines Co., Ltd.(i)	10,000	7,354
China Telecom Corp., Ltd.(i)	68,000	32,771
China Vanke Co., Ltd.(i)	5,500	11,773
Chongqing Changan Automobile Co., Ltd. (Class B)(i)	4,100	6,927
Chongqing Rural Commercial Bank Co., Ltd.(i)	7,000	4,007
CITIC Securities Co., Ltd.(i)	5,000	9,013
Country Garden Holdings Co., Ltd.(i)	25,000	9,058
CRRC Corp., Ltd.(a)(i)	19,350	24,701
CSPC Pharmaceutical Group, Ltd.(i)	26,000	22,892
Dalian Wanda Commercial Properties Co., Ltd.(c)(i)	1,500	8,647
Datang International Power Generation Co., Ltd.(i)	14,000	5,279
Dongfeng Motor Group Co., Ltd.(i)	20,000	25,127
ENN Energy Holdings, Ltd.(i)	4,000	19,289
Evergrande Real Estate Group, Ltd.(i)	28,000	16,000
Fosun International, Ltd.(i)	7,500	12,931
Geely Automobile Holdings, Ltd.(i)	25,000	11,918
GF Securities Co., Ltd.(a)(i)	4,600	8,424
Glencore PLC(a)(i)	56,620	78,696
GOME Electrical Appliances Holding, Ltd.(i)	49,000	7,609
Great Wall Motor Co., Ltd.(i)	13,500	15,186
Guangzhou Automobile Group Co., Ltd.(i)	10,000	8,151
Guangzhou R&F Properties Co., Ltd.(i)	8,800	7,972
Haitian International Holdings, Ltd.(i)	3,000	4,965
Haitong Securities Co., Ltd.(i)	15,600	22,733
Hengan International Group Co., Ltd.(i)	3,500	34,224
Huadian Power International Corp., Ltd.(i)	8,000	6,277
Huaneng Power International, Inc.(i)	26,000	28,220
Huaneng Renewables Corp., Ltd.(i)	18,629	6,954
Industrial & Commercial Bank of China, Ltd.(i)	375,000	216,639
Inner Mongolia Yitai Coal Co., Ltd. (Class B)(i)	5,100	4,175
Jiangsu Expressway Co., Ltd.(i)	6,000	7,709
Jiangxi Copper Co., Ltd.(i)	6,000	7,347
Kerry Properties, Ltd.(i)	5,500	15,101
Kingsoft Corp., Ltd.(i)	3,000	5,905
Lenovo Group, Ltd.(i)	32,000	27,052
Longfor Properties Co., Ltd.(i)	7,000	8,873
Luye Pharma Group, Ltd.(a)(i)	6,500	5,812
New China Life Insurance Co., Ltd.(i)	4,700	20,373
People’s Insurance Co. Group of China, Ltd.(i)	27,000	13,286
PetroChina Co., Ltd.(i)	114,000	79,242
PICC Property & Casualty Co., Ltd.(i)	21,800	42,813
Ping An Insurance Group Co. of China, Ltd.(i)	27,000	135,094
Shandong Weigao Group Medical Polymer Co., Ltd.(i)	8,000	5,092
Shanghai Electric Group Co., Ltd.(i)	14,000	7,677
Shanghai Fosun Pharmaceutical Group Co., Ltd.(i)	2,000	6,306
Shanghai Industrial Holdings, Ltd.(i)	1,000	2,219
Shanghai Pharmaceuticals Holding Co., Ltd.(i)	3,300	6,925
Shenzhou International Group Holdings, Ltd.(i)	3,000	15,544
Shui On Land, Ltd.(i)	32,500	7,544
Sihuan Pharmaceutical Holdings Group, Ltd.	1,000	129
Sino Land Co., Ltd.(i)	14,181	21,703
Sino-Ocean Land Holdings, Ltd.(i)	16,500	8,923
Sinopec Engineering Group Co., Ltd.(i)	10,500	9,172
Sinopec Shanghai Petrochemical Co., Ltd.(a)(i)	38,000	14,620
Sinopharm Group Co., Ltd.(i)	8,000	28,191
Sinotrans, Ltd.(i)	9,000	4,282
SOHO China, Ltd.(i)	38,500	15,012
Sun Art Retail Group, Ltd.(i)	11,500	8,860
Sunac China Holdings, Ltd.(i)	9,000	4,768
Tencent Holdings, Ltd.(i)	26,700	450,767
Tingyi Cayman Islands Holding Corp.(i)	12,000	19,200
Tsingtao Brewery Co., Ltd.(i)	4,000	17,646
Want Want China Holdings, Ltd.(i)	25,000	20,495
Weichai Power Co., Ltd.(i)	4,000	3,737
Yanzhou Coal Mining Co., Ltd.(i)	8,000	3,560
Zhejiang Expressway Co., Ltd.(i)	6,000	6,609

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
China – (continued)
Zhuzhou CSR Times Electric Co., Ltd.(i)	2,000	$14,934
Zijin Mining Group Co., Ltd.(i)	28,000	7,382
ZTE Corp.(i)	3,600	8,262

		3,101,332

Colombia – 0.1%
Almacenes Exito SA	974	4,184
Banco Davivienda SA Preference Shares	929	7,216
Bancolombia SA ADR	500	16,100
Cementos Argos SA	1,948	5,957
Corp. Financiera Colombiana SA	393	4,835
Ecopetrol SA	9,851	4,244
Ecopetrol SA ADR	700	6,020
Grupo Argos SA	1,404	8,141
Grupo Aval Acciones y Valores SA Preference Shares	16,055	6,111
Grupo de Inversiones Suramericana SA	1,089	12,657
Grupo de Inversiones Suramericana SA Preference Shares	463	5,309
Interconexion Electrica SA ESP	1,874	4,340
Isagen SA ESP	7,521	7,016

		92,130

Czech Republic – 0.0%(d)
CEZ(i)	1,178	24,491
Komercni banka AS(i)	73	15,815

		40,306

Denmark – 1.2%
AP Moeller – Maersk AS (Class A)(i)	19	28,595
AP Moeller – Maersk AS (Class B)(i)	35	53,904
Carlsberg AS (Class B)(i)	517	39,692
Coloplast AS (Class B)(i)	537	38,039
Danske Bank AS(i)	3,520	106,282
DSV AS(i)	856	31,958
Novo Nordisk AS (Class B)(i)	9,969	537,498
Novozymes AS (Class B)(i)	1,157	50,449
Pandora AS(i)	557	65,011
TDC AS(i)	3,900	20,096
Tryg AS(i)	505	9,803
Vestas Wind Systems AS(i)	1,083	56,254
William Demant Holding AS(a)(i)	213	17,680

		1,055,261

Egypt – 0.0%(d)
Commercial International Bank Egypt SAE(i)	5,185	34,948
Global Telecom Holding SAE.(a)(i)	12,679	3,047
Talaat Moustafa Group(i)	4,988	4,313

		42,308

Finland – 0.6%
Elisa Oyj(i)	688	23,249
Fortum Oyj(i)	2,147	31,734
Kone Oyj (Class B)(i)	1,515	57,598

Metso Oyj(i)	545	11,326
Neste Oyj(i)	620	14,255
Nokia Oyj(i)	18,103	123,657
Nokian Renkaat Oyj(i)	548	17,721
Orion Oyj (Class B)(i)	487	18,409
Sampo Oyj (Class A)(i)	2,430	117,484
Stora Enso Oyj(i)	2,661	20,114
UPM-Kymmene Oyj(i)	2,580	38,688
Wartsila Oyj Abp(i)	715	28,344

		502,579

France – 6.6%
Accor SA(i)	1,140	53,396
Aeroports de Paris(i)	144	16,327
Air Liquide SA(i)	1,754	207,727
Alcatel-Lucent(a)(i)	13,603	50,139
Alstom SA(a)(i)	1,047	32,352
Arkema SA(i)	326	21,109
Atos SE(i)	394	30,254
AXA SA(i)	10,248	248,555
BNP Paribas SA(i)	5,365	315,534
Bollore SA(i)	5,542	26,992
Bouygues SA(i)	1,212	42,968
Bureau Veritas SA(i)	1,539	32,455
Cap Gemini SA(i)	874	77,970
Carrefour SA(i)	3,091	91,512
Casino Guichard Perrachon SA(i)	273	14,524
Christian Dior SE(i)	264	49,411
Cie de Saint-Gobain(i)	2,421	104,964
Cie Generale des Etablissements Michelin(i)	1,011	92,406
CNP Assurances(i)	830	11,521
Credit Agricole SA(i)	5,082	58,447
Danone SA(i)	3,029	191,003
Dassault Systemes(i)	621	45,848
Edenred(i)	1,014	16,587
Electricite de France SA(i)	1,169	20,620
Engie(i)	7,555	122,118
Essilor International SA(i)	1,105	134,857
Eurazeo SA(i)	193	12,841
Eutelsat Communications SA(i)	745	22,826
Fonciere Des Regions REIT(i)	144	12,543
Gecina SA REIT(i)	137	16,690
Groupe Eurotunnel SE(i)	2,260	30,760
Hermes International(i)	128	46,546
ICADE REIT(i)	179	12,132
Iliad SA(i)	126	25,463
Imerys SA(i)	166	10,653
Ingenico Group(i)	279	33,679
JCDecaux SA(i)	324	11,766
Kering(i)	366	59,850
Klepierre REIT(i)	836	37,850
L’Oreal SA(i)	1,283	222,774
Lagardere SCA(i)	570	15,778
Legrand SA(i)	1,280	68,030
LVMH Moet Hennessy Louis Vuitton SE(i)	1,422	241,836
Natixis SA(i)	4,519	24,995
Numericable-SFR SAS(a)(i)	435	20,117
Orange SA(i)	9,667	146,394
Pernod Ricard SA(i)	1,112	112,161
Peugeot SA(a)(i)	2,547	38,554

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
France – (continued)
Publicis Groupe SA(i)	908	$61,991
Remy Cointreau SA(i)	54	3,545
Renault SA(i)	929	66,961
Rexel SA(i)	1,411	17,352
Safran SA(i)	1,543	115,901
Sanofi(i)	6,086	578,791
Schneider Electric SE(i)	2,931	163,964
SCOR SE(i)	742	26,618
Societe BIC SA(i)	138	21,422
Societe Generale SA(i)	3,759	167,820
Sodexo SA(i)	456	37,797
Suez Environnement Co.(i)	1,436	25,777
Technip SA(i)	514	24,299
Thales SA(i)	450	31,344
TOTAL SA(i)	11,069	497,403
Unibail-Rodamco SE REIT(b)(i)	293	75,863
Unibail-Rodamco SE REIT(b)	220	56,802
Valeo SA(i)	448	60,766
Veolia Environnement SA(i)	2,039	46,454
Vinci SA(i)	2,466	156,648
Vivendi SA(i)	6,324	149,672
Wendel SA(i)	150	17,569
Zodiac Aerospace(i)	899	20,620

		5,759,213

Germany – 6.0%
adidas AG(i)	1,011	81,430
Allianz SE(i)	2,304	361,569
Axel Springer SE(i)	191	10,670
BASF SE(i)	4,762	363,839
Bayer AG(i)	4,213	539,965
Bayerische Motoren Werke AG(i)	1,690	147,288
Bayerische Motoren Werke AG Preference Shares(i)	262	18,000
Beiersdorf AG(i)	487	43,124
Brenntag AG(i)	747	40,262
Commerzbank AG(a)(i)	5,650	59,613
Continental AG(i)	591	126,099
Daimler AG(i)	4,988	362,768
Deutsche Bank AG(i)	7,033	189,606
Deutsche Boerse AG(i)	933	80,383
Deutsche Lufthansa AG(a)(i)	1,118	15,547
Deutsche Post AG(i)	5,045	139,618
Deutsche Telekom AG(i)	16,106	286,416
Deutsche Wohnen AG(i)	1,603	42,827
E.ON SE(i)	10,421	89,335
Evonik Industries AG(i)	465	15,553
Fraport AG Frankfurt Airport Services Worldwide(i)	179	11,057
Fresenius Medical Care AG & Co. KGaA(i)	1,051	82,056
Fresenius SE & Co. KGaA(i)	2,049	137,403
Fuchs Petrolub SE Preference Shares(i)	336	14,856
GEA Group AG(i)	884	33,673
Hannover Rueck SE(i)	291	29,777
HeidelbergCement AG(i)	681	46,717
Henkel AG & Co. KGaA(i)	565	49,888
Henkel AG & Co. KGaA Preference Shares(i)	968	99,597
HUGO BOSS AG(i)	386	43,357
Infineon Technologies AG(i)	5,451	61,181
ISS AS(i)	966	32,059
K+S AG(i)	833	27,921
Kabel Deutschland Holding AG(a)(i)	107	13,939
LANXESS AG(i)	442	20,675
Linde AG(i)	963	156,254
MAN SE(i)	170	17,300
Merck KGaA(i)	625	55,278
METRO AG(i)	783	21,642
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen(i)	899	167,728
OSRAM Licht AG(i)	430	22,255
Porsche Automobil Holding SE Preference Shares(i)	740	31,451
ProSiebenSat.1 Media SE(i)	1,058	51,879
RWE AG(i)	2,366	26,859
SAP SE(i)	5,111	330,769
Siemens AG(i)	4,112	366,975
Symrise AG(i)	596	35,874
Telefonica Deutschland Holding AG(i)	2,876	17,569
ThyssenKrupp AG(i)	2,189	38,425
United Internet AG(i)	595	30,135
Volkswagen AG(i)	177	20,833
Volkswagen AG Preference Shares(i)	829	90,970
Vonovia SE(i)	2,167	69,675

		5,269,939

Greece – 0.1%
Alpha Bank AE(a)(i)	18,517	2,219
Eurobank Ergasias SA(a)(i)	56,090	1,388
Hellenic Telecommunications Organization SA(i)	2,078	18,240
JUMBO SA(i)	493	4,337
National Bank of Greece SA(a)(i)	11,861	5,092
OPAP SA(i)	1,974	17,875
Piraeus Bank SA(a)(i)	17,027	1,489
Titan Cement Co. SA(i)	224	5,095

		55,735

Hong Kong – 3.2%
AIA Group, Ltd.(i)	60,800	316,205
Alibaba Health Information Technology, Ltd.(a)(i)	11,500	7,286
Alibaba Pictures Group, Ltd.(a)(i)	50,000	11,239
ASM Pacific Technology, Ltd.(i)	1,200	7,871
Bank of East Asia, Ltd.(i)	6,436	21,639
Beijing Enterprises Holdings, Ltd.	3,500	21,108
Beijing Enterprises Water Group, Ltd.(a)(i)	22,000	15,475
Belle International Holdings, Ltd.(i)	25,000	21,742
BOC Hong Kong Holdings, Ltd.(i)	18,000	52,970
Cathay Pacific Airways, Ltd.(i)	6,000	11,283
Chailease Holding Co., Ltd.(i)	12,480	19,622
Cheung Kong Infrastructure Holdings, Ltd.(i)	3,000	26,908
Cheung Kong Property Holdings, Ltd.(i)	14,524	106,407
China Agri-Industries Holdings, Ltd.(a)(i)	19,000	6,563

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Hong Kong – (continued)
China Everbright International, Ltd.(i)	12,000	$16,951
China Everbright, Ltd.(i)	4,000	9,187
China Gas Holdings, Ltd.(i)	14,000	19,274
China Jinmao Holdings Group, Ltd.(i)	30,000	7,510
China Merchants Holdings International Co., Ltd.(i)	10,090	29,791
China Mobile, Ltd.(i)	32,000	381,780
China Overseas Land & Investment, Ltd.(i)	20,000	60,937
China Power International Development, Ltd.(i)	16,000	10,458
China Resources Cement Holdings, Ltd.(i)	18,000	8,170
China Resources Enterprise, Ltd.(i)	6,041	11,240
China Resources Gas Group, Ltd.(i)	4,000	10,282
China Resources Land, Ltd.(i)	17,333	40,929
China Resources Power Holdings Co., Ltd.(i)	10,000	22,803
China State Construction International Holdings, Ltd.(i)	8,000	11,501
China Taiping Insurance Holdings Co., Ltd.(a)(i)	8,000	25,037
China Unicom Hong Kong, Ltd.(i)	28,000	35,585
CITIC, Ltd.(i)	17,000	31,037
CK Hutchison Holdings, Ltd.(i)	14,524	189,677
CLP Holdings, Ltd.(i)	9,000	76,999
CNOOC, Ltd.(i)	93,000	95,876
COSCO Pacific, Ltd.	22,000	28,464
Far East Horizon, Ltd.(i)	6,000	4,667
First Pacific Co., Ltd.(i)	6,000	3,673
Galaxy Entertainment Group, Ltd.(i)	12,000	30,735
GCL-Poly Energy Holdings, Ltd.(a)(i)	49,000	9,556
Goldin Properties Holdings, Ltd.(a)(i)	8,000	7,244
Guangdong Investment, Ltd.(i)	12,000	17,975
Haier Electronics Group Co., Ltd.(i)	5,000	8,382
Hanergy Thin Film Power Group, Ltd.(a)	68,000	–
Hang Lung Properties, Ltd.(i)	11,000	24,743
Hang Seng Bank, Ltd.(i)	3,700	66,790
Henderson Land Development Co., Ltd.(i)	5,500	32,960
HKT Trust & HKT, Ltd.	13,000	15,415
Hong Kong & China Gas Co., Ltd.(i)	33,000	61,881
Hong Kong Exchanges and Clearing, Ltd.(i)	5,740	131,607
Hysan Development Co., Ltd.(i)	3,000	12,511
Kunlun Energy Co., Ltd.(i)	12,000	8,622
Li & Fung, Ltd.(i)	28,000	21,485
Link REIT(i)	11,000	60,417
MTR Corp., Ltd.(i)	7,000	30,391
New World China Land, Ltd.(i)	12,000	7,182
New World Development Co., Ltd.(i)	25,327	24,633
Nine Dragons Paper Holdings, Ltd.(i)	8,000	4,173
Noble Group, Ltd.(i)	21,000	6,150
NWS Holdings, Ltd.(i)	7,144	9,361
PCCW, Ltd.(i)	20,000	10,347
Power Assets Holdings, Ltd.(i)	6,500	61,551
Sands China, Ltd.(i)	11,600	35,159
Shangri-La Asia, Ltd.(i)	4,000	3,468
Shimao Property Holdings, Ltd.(i)	6,000	9,083
Sino Biopharmaceutical, Ltd.(i)	12,000	14,829
SJM Holdings, Ltd.(i)	10,000	7,133
Sun Hung Kai Properties, Ltd.(i)	9,000	117,390
Swire Pacific, Ltd. (Class A)(i)	3,000	33,684
Swire Properties, Ltd.(i)	5,600	15,521
Techtronic Industries Co., Ltd.(i)	6,500	24,190
WH Group, Ltd.(a)(c)(i)	39,500	19,606
Wharf Holdings, Ltd.(i)	7,000	39,588
Wheelock & Co., Ltd.(i)	4,000	17,398
Wynn Macau, Ltd.(i)	7,600	8,695
Yangzijiang Shipbuilding Holdings, Ltd.(i)	14,000	11,203
Yue Yuen Industrial Holdings, Ltd.(i)	3,500	13,090
Yuexiu Property Co., Ltd.(i)	34,000	5,601

		2,817,895

Hungary – 0.0%(d)
MOL Hungarian Oil & Gas PLC(i)	202	8,801
OTP Bank PLC(i)	1,083	20,902
Richter Gedeon Nyrt(i)	676	10,746

		40,449

India – 1.9%
Bharti Airtel, Ltd.(i)	6,100	31,469
Dr Reddy’s Laboratories, Ltd.(i)	598	38,008
GAIL India, Ltd. GDR	400	10,920
HCL Technologies, Ltd.(i)	2,858	42,986
Hindustan Unilever, Ltd.(i)	3,850	47,911
Housing Development Finance Corp., Ltd.(i)	7,583	140,407
ICICI Bank, Ltd. ADR	21,500	180,170
Infosys, Ltd. ADR	9,834	187,731
ITC, Ltd.(i)	11,410	57,247
Larsen & Toubro, Ltd. GDR(b)	750	16,762
Larsen & Toubro, Ltd. GDR(b)(i)	7,000	156,153
Lupin, Ltd.(i)	1,121	34,820
Mahindra & Mahindra, Ltd. GDR(i)	1,651	31,836
Reliance Industries, Ltd. GDR(c)	9,500	247,000
State Bank of India GDR	1,020	37,077
Sun Pharmaceutical Industries, Ltd.(i)	4,890	64,901
Tata Consultancy Services, Ltd.(i)	2,382	94,048
Tata Motors, Ltd. ADR(a)	4,642	104,445
Tata Steel, Ltd. GDR(i)	1,300	4,291
Vedanta, Ltd. ADR	1,433	7,423
Wipro, Ltd. ADR	11,200	137,648

		1,673,253

Indonesia – 0.4%
Astra International Tbk PT(i)	98,000	35,103
Bank Central Asia Tbk PT(i)	59,500	49,955
Bank Danamon Indonesia Tbk PT(i)	16,000	3,167

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Indonesia – (continued)
Bank Mandiri Persero Tbk PT(i)	45,000	$24,410
Bank Negara Indonesia Persero Tbk PT(i)	37,000	10,482
Bank Rakyat Indonesia Persero Tbk PT(i)	53,500	31,677
Bumi Serpong Damai Tbk PT(i)	75,500	7,269
Charoen Pokphand Indonesia Tbk PT(i)	35,500	4,861
Gudang Garam Tbk PT(i)	2,500	7,177
Indocement Tunggal Prakarsa Tbk PT(i)	6,500	7,319
Indofood CBP Sukses Makmur Tbk PT(i)	5,500	4,664
Indofood Sukses Makmur Tbk PT(i)	57,000	21,452
Jasa Marga Persero Tbk PT(i)	5,500	1,817
Kalbe Farma Tbk PT(i)	87,500	8,233
Lippo Karawaci Tbk PT(i)	95,000	7,338
Matahari Department Store Tbk PT(i)	9,000	9,941
Perusahaan Gas Negara Persero Tbk PT(i)	58,000	10,036
Semen Indonesia Persero Tbk PT(i)	21,500	13,297
Summarecon Agung Tbk PT(i)	50,500	3,878
Surya Citra Media Tbk PT(i)	28,500	5,359
Telekomunikasi Indonesia Persero Tbk PT(i)	243,500	43,976
Tower Bersama Infrastructure Tbk PT(a)(i)	9,500	4,248
Unilever Indonesia Tbk PT(i)	7,000	18,184
United Tractors Tbk PT(i)	8,000	9,577

		343,420

Ireland – 0.3%
Bank of Ireland(a)(i)	132,975	51,939
CRH PLC(i)	3,994	105,325
James Hardie Industries PLC(i)	2,171	26,219
Kerry Group PLC (Class A)(i)	765	57,492

		240,975

Israel – 0.4%
Azrieli Group(i)	360	14,385
Bank Hapoalim BM(i)	5,112	25,712
Bank Leumi Le-Israel BM(a)(i)	6,411	23,918
Bezeq The Israeli Telecommunication Corp., Ltd.(i)	9,273	17,738
Delek Group, Ltd.(i)	11	2,403
Israel Chemicals, Ltd.(i)	2,151	11,063
Israel Corp., Ltd.(i)	6	1,438
Mizrahi Tefahot Bank, Ltd.(i)	312	3,687
NICE-Systems, Ltd.(i)	277	15,507
Teva Pharmaceutical Industries, Ltd.(i)	4,375	247,126

		362,977

Italy – 1.6%
Assicurazioni Generali SpA(i)	6,334	115,769
Atlantia SpA(i)	1,996	55,776
Banca Monte dei Paschi di Siena SpA(a)(i)	12,884	22,934
Banco Popolare(a)	1,751	25,880

Enel Green Power SpA(i)	8,459	15,978
Enel SpA(i)	37,474	167,037
Eni SpA(i)	12,935	203,263
EXOR SpA(i)	476	20,730
Finmeccanica SpA(a)(i)	1,956	24,469
Intesa Sanpaolo SpA(i)	64,577	227,896
Intesa Sanpaolo SpA(i)	4,508	14,512
Luxottica Group SpA(i)	814	56,356
Mediobanca SpA(i)	2,915	28,651
Pirelli & C. SpA(i)	1,150	19,224
Prysmian SpA(i)	994	20,524
Saipem SpA(a)(i)	1,280	10,253
Snam SpA(i)	10,153	52,091
Telecom Italia SpA(a)(b)(i)	48,838	60,122
Telecom Italia SpA(b)(i)	29,130	29,845
Terna Rete Elettrica Nazionale SpA(i)	7,287	35,380
UniCredit SpA(i)	25,408	158,235
Unione di Banche Italiane SCpA(i)	4,141	29,352
UnipolSai SpA(i)	4,400	9,558

		1,403,835

Japan – 15.3%
ABC-Mart, Inc.(i)	100	5,600
Acom Co., Ltd.(a)(i)	900	4,613
Aeon Co., Ltd.(i)	3,200	49,727
AEON Financial Service Co., Ltd.(i)	900	17,837
Aeon Mall Co., Ltd.(i)	300	4,616
Air Water, Inc.(i)	1,000	15,046
Aisin Seiki Co., Ltd.(i)	900	30,247
Ajinomoto Co., Inc.(i)	3,000	63,370
Alfresa Holdings Corp.(i)	900	15,395
Alps Electric Co., Ltd.(i)	900	25,458
Amada Holdings Co., Ltd.(i)	1,700	12,983
ANA Holdings, Inc.(i)	6,000	16,837
Aozora Bank, Ltd.(i)	6,000	20,845
Asahi Glass Co., Ltd.(i)	5,000	29,265
Asahi Group Holdings, Ltd.(i)	1,900	61,745
Asahi Kasei Corp.(i)	6,000	42,379
Asics Corp.(i)	800	19,099
Astellas Pharma, Inc.(i)	11,200	145,216
Bandai Namco Holdings, Inc.(i)	900	20,923
Bank of Kyoto, Ltd.(i)	2,000	20,375
Bank of Yokohama, Ltd.(i)	6,000	36,529
Benesse Holdings, Inc.(i)	200	5,356
Bridgestone Corp.(i)	3,400	117,857
Brother Industries, Ltd.(i)	1,100	13,282
Calbee, Inc.(i)	500	16,207
Canon, Inc.(i)	5,900	170,957
Casio Computer Co., Ltd.(i)	1,000	18,232
Central Japan Railway Co.(i)	800	129,198
Chiba Bank, Ltd.(i)	4,000	28,452
Chubu Electric Power Co., Inc.(i)	3,100	45,783
Chugai Pharmaceutical Co., Ltd.(i)	1,100	33,841
Chugoku Bank, Ltd.(i)	800	11,893
Chugoku Electric Power Co., Inc.(i)	1,400	19,329
Citizen Holdings Co., Ltd.(i)	600	4,154
Credit Saison Co., Ltd.(i)	700	12,738
Dai Nippon Printing Co., Ltd.(i)	3,000	29,036
Dai-ichi Life Insurance Co., Ltd.(i)	5,200	82,921
Daicel Corp.(i)	2,100	25,822

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Daihatsu Motor Co., Ltd.(i)	900	$10,428
Daiichi Sankyo Co., Ltd.(i)	3,100	53,881
Daikin Industries, Ltd.(i)	1,300	73,034
Daito Trust Construction Co., Ltd.(i)	400	40,710
Daiwa House Industry Co., Ltd.(i)	2,900	72,014
Daiwa Securities Group, Inc.(i)	8,000	51,851
Denso Corp.(i)	2,400	101,831
Dentsu, Inc.(i)	1,000	51,406
Don Quijote Holdings Co., Ltd.(i)	600	22,643
East Japan Railway Co.(i)	1,700	143,491
Eisai Co., Ltd.(i)	1,200	70,920
Electric Power Development Co., Ltd.(i)	600	18,342
FamilyMart Co., Ltd.(i)	300	13,701
FANUC Corp.(i)	1,100	169,505
Fast Retailing Co., Ltd.(i)	300	122,232
Fuji Electric Co., Ltd.(i)	3,000	10,898
Fuji Heavy Industries, Ltd.(i)	3,100	111,738
FUJIFILM Holdings Corp.(i)	2,600	97,356
Fujitsu, Ltd.(i)	9,000	39,214
Fukuoka Financial Group, Inc.(i)	4,000	19,083
GungHo Online Entertainment, Inc.(i)	900	2,678
Gunma Bank, Ltd.(i)	2,000	12,822
Hachijuni Bank, Ltd.(i)	2,000	14,220
Hakuhodo DY Holdings, Inc.(i)	1,100	10,446
Hamamatsu Photonics KK(i)	600	13,601
Hankyu Hanshin Holdings, Inc.(i)	6,000	36,758
Hikari Tsushin, Inc.(i)	200	14,022
Hino Motors, Ltd.(i)	1,200	12,249
Hirose Electric Co., Ltd.(i)	200	21,809
Hiroshima Bank, Ltd.(i)	2,000	11,578
Hisamitsu Pharmaceutical Co., Inc.(i)	300	10,048
Hitachi Chemical Co., Ltd.(i)	500	6,910
Hitachi Construction Machinery Co., Ltd.(i)	500	6,712
Hitachi High-Technologies Corp.(i)	300	6,507
Hitachi Metals, Ltd.(i)	1,000	11,632
Hitachi, Ltd.(i)	25,000	126,361
Hokuhoku Financial Group, Inc.(i)	6,000	13,761
Hokuriku Electric Power Co.(i)	1,300	17,514
Honda Motor Co., Ltd.(i)	8,300	248,141
Hoya Corp.(i)	2,100	68,894
Hulic Co., Ltd.(i)	1,200	10,874
Ibiden Co., Ltd.(i)	900	11,802
Idemitsu Kosan Co., Ltd.(i)	200	3,069
IHI Corp.(i)	7,000	18,018
Iida Group Holdings Co., Ltd.(i)	1,000	15,671
Inpex Corp.(i)	5,400	48,361
Isetan Mitsukoshi Holdings, Ltd.(i)	1,600	24,047
Isuzu Motors, Ltd.(i)	2,900	29,171
ITOCHU Corp.(i)	8,600	91,064
Itochu Techno-Solutions Corp.(i)	200	4,273
Iyo Bank, Ltd.(i)	1,200	13,818
J Front Retailing Co., Ltd.(i)	1,200	19,471
Japan Airlines Co., Ltd.(i)	1,000	35,444
Japan Airport Terminal Co., Ltd.(i)	200	8,659
Japan Exchange Group, Inc.(i)	2,600	38,071

Japan Prime Realty Investment Corp. REIT(i)	4	13,024
Japan Real Estate Investment Corp. REIT(i)	6	27,684
Japan Retail Fund Investment Corp. REIT(i)	12	23,257
Japan Tobacco, Inc.(i)	5,600	174,003
JFE Holdings, Inc.(i)	2,400	31,574
JGC Corp.(i)	1,000	13,289
Joyo Bank, Ltd.(i)	3,000	15,831
JSR Corp.(i)	900	12,995
JTEKT Corp.(i)	1,000	14,024
JX Holdings, Inc.(i)	10,900	39,425
Kajima Corp.(i)	4,000	21,263
Kakaku.com, Inc.(i)	700	11,387
Kamigumi Co., Ltd.(i)	1,000	8,208
Kaneka Corp.(i)	1,000	7,376
Kansai Electric Power Co., Inc.(a)(i)	3,400	37,862
Kansai Paint Co., Ltd.(i)	1,000	13,623
Kao Corp.(i)	2,500	113,516
Kawasaki Heavy Industries, Ltd.(i)	7,000	24,207
KDDI Corp.(i)	9,000	201,784
Keihan Electric Railway Co., Ltd.(i)	2,000	13,362
Keikyu Corp.(i)	2,000	15,946
Keio Corp.(i)	3,000	21,364
Keisei Electric Railway Co., Ltd.(i)	1,000	10,988
Keyence Corp.(i)	200	89,465
Kikkoman Corp.(i)	1,000	27,589
Kintetsu Group Holdings Co., Ltd.(i)	9,000	32,381
Kirin Holdings Co., Ltd.(i)	4,000	52,555
Kobe Steel, Ltd.(i)	15,000	16,291
Koito Manufacturing Co., Ltd.(i)	500	16,366
Komatsu, Ltd.(i)	4,500	66,163
Konami Corp.(i)	800	17,319
Konica Minolta, Inc.(i)	2,200	23,215
Kubota Corp.(i)	6,000	82,712
Kuraray Co., Ltd.(i)	1,700	21,223
Kurita Water Industries, Ltd.(i)	500	10,633
Kyocera Corp.(i)	1,600	73,402
Kyowa Hakko Kirin Co., Ltd.(i)	1,000	14,933
Kyushu Electric Power Co., Inc.(a)(i)	2,100	22,950
Lawson, Inc.(i)	300	22,172
LIXIL Group Corp.(i)	1,300	26,502
M3, Inc.(i)	900	17,915
Mabuchi Motor Co., Ltd.(i)	200	8,698
Makita Corp.(i)	600	31,969
Marubeni Corp.(i)	8,000	39,260
Marui Group Co., Ltd.(i)	1,200	14,499
Maruichi Steel Tube, Ltd.(i)	100	2,267
Mazda Motor Corp.(i)	2,600	41,152
McDonald’s Holdings Co. Japan, Ltd.(i)	200	4,497
Medipal Holdings Corp.(i)	1,100	17,483
MEIJI Holdings Co., Ltd.(i)	600	44,072
Minebea Co., Ltd.(i)	2,000	21,266
Miraca Holdings, Inc.(i)	300	12,744
Mitsubishi Chemical Holdings Corp.(i)	6,600	34,520
Mitsubishi Corp.(i)	7,200	118,216
Mitsubishi Electric Corp.(i)	10,000	91,758

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Mitsubishi Estate Co., Ltd.(i)	7,000	$143,231
Mitsubishi Gas Chemical Co., Inc.(i)	3,000	13,871
Mitsubishi Heavy Industries, Ltd.(i)	15,000	67,196
Mitsubishi Logistics Corp.(i)	1,000	11,615
Mitsubishi Materials Corp.(i)	5,000	15,218
Mitsubishi Motors Corp.(i)	3,100	23,749
Mitsubishi Tanabe Pharma Corp.(i)	1,100	19,445
Mitsubishi UFJ Financial Group, Inc.(i)	66,100	400,059
Mitsubishi UFJ Lease & Finance Co., Ltd.(i)	2,400	10,591
Mitsui & Co., Ltd.(i)	9,000	101,324
Mitsui Chemicals, Inc.(i)	4,000	12,841
Mitsui Fudosan Co., Ltd.(i)	5,000	137,286
Mitsui OSK Lines, Ltd.(i)	5,000	12,030
Mixi, Inc.(i)	200	6,856
Mizuho Financial Group, Inc.(i)	118,100	221,287
MS&AD Insurance Group Holdings, Inc.(i)	2,800	75,249
Murata Manufacturing Co., Ltd.(i)	1,000	129,390
Nabtesco Corp.(i)	600	10,980
Nagoya Railroad Co., Ltd.(i)	4,000	15,746
NEC Corp.(i)	13,000	40,091
Nexon Co., Ltd.(i)	300	4,018
NGK Insulators, Ltd.(i)	2,000	38,335
NGK Spark Plug Co., Ltd.(i)	900	20,695
NH Foods, Ltd.(i)	1,000	20,441
NHK Spring Co., Ltd.(i)	400	3,885
Nidec Corp.(i)	1,100	75,769
Nikon Corp.(i)	1,600	19,382
Nintendo Co., Ltd.(i)	600	101,300
Nippon Building Fund, Inc. REIT(i)	7	33,928
Nippon Electric Glass Co., Ltd.(i)	1,000	4,838
Nippon Express Co., Ltd.(i)	4,000	19,145
Nippon Paint Holdings Co., Ltd.(i)	1,000	17,519
Nippon Prologis REIT, Inc. REIT(i)	7	12,723
Nippon Steel & Sumitomo Metal Corp.(i)	3,700	67,537
Nippon Telegraph & Telephone Corp.(i)	4,000	141,130
Nippon Yusen KK(i)	8,000	18,570
Nissan Motor Co., Ltd.(i)	13,000	119,729
Nisshin Seifun Group, Inc.(i)	1,000	14,566
Nissin Foods Holdings Co., Ltd.(i)	300	13,824
Nitori Holdings Co., Ltd.(i)	500	39,218
Nitto Denko Corp.(i)	800	47,994
NOK Corp.(i)	500	10,836
Nomura Holdings, Inc.(i)	19,600	113,956
Nomura Real Estate Holdings, Inc.(i)	1,000	20,138
Nomura Research Institute, Ltd.(i)	550	21,148
NSK, Ltd.(i)	2,700	26,215
NTT Data Corp.(i)	600	30,300
NTT DOCOMO, Inc.(i)	7,300	123,335
NTT Urban Development Corp.(i)	300	2,769
Obayashi Corp.(i)	3,000	25,639
Odakyu Electric Railway Co., Ltd.(i)	3,000	27,061
Oji Holdings Corp.(i)	4,000	17,197
Olympus Corp.(i)	1,200	37,501
Omron Corp.(i)	1,000	30,152
Ono Pharmaceutical Co., Ltd.(i)	400	47,505
Oracle Corp. Japan(i)	100	4,230
Oriental Land Co., Ltd.(i)	1,200	67,124
ORIX Corp.(i)	6,400	82,694
Osaka Gas Co., Ltd.(i)	9,000	34,180
Otsuka Corp.(i)	400	19,522
Otsuka Holdings Co., Ltd.(i)	1,900	60,771
Panasonic Corp.(i)	11,500	116,576
Park24 Co., Ltd.(i)	200	3,760
Rakuten, Inc.(i)	3,900	49,935
Recruit Holdings Co., Ltd.(i)	1,000	30,034
Resona Holdings, Inc.(i)	10,700	54,610
Ricoh Co., Ltd.(i)	3,400	34,373
Rinnai Corp.(i)	300	22,927
Rohm Co., Ltd.(i)	500	22,272
Ryohin Keikaku Co., Ltd.(i)	100	20,395
Sankyo Co., Ltd.(i)	100	3,564
Sanrio Co., Ltd.(i)	100	2,736
Santen Pharmaceutical Co., Ltd.(i)	2,000	26,896
SBI Holdings, Inc.(i)	1,500	16,977
Secom Co., Ltd.(i)	1,000	60,241
Sega Sammy Holdings, Inc.(i)	900	8,798
Seibu Holdings, Inc.(i)	1,000	20,299
Seiko Epson Corp.(i)	1,200	17,004
Sekisui Chemical Co., Ltd.(i)	2,000	21,086
Sekisui House, Ltd.(i)	2,700	42,363
Seven & i Holdings Co., Ltd.(i)	3,900	178,266
Seven Bank, Ltd.(i)	2,900	12,572
Sharp Corp.(a)(i)	7,000	8,042
Shikoku Electric Power Co., Inc.(i)	900	14,702
Shimadzu Corp.(i)	1,000	14,461
Shimamura Co., Ltd.(i)	100	10,789
Shimano, Inc.(i)	400	56,292
Shimizu Corp.(i)	3,000	25,802
Shin-Etsu Chemical Co., Ltd.(i)	2,000	102,739
Shinsei Bank, Ltd.(i)	8,000	16,473
Shionogi & Co., Ltd.(i)	1,400	50,267
Shiseido Co., Ltd.(i)	1,700	37,133
Shizuoka Bank, Ltd.(i)	3,000	30,158
Showa Shell Sekiyu KK(i)	400	3,158
SMC Corp.(i)	300	65,797
SoftBank Group Corp.(i)	5,000	231,585
Sompo Japan Nipponkoa Holdings, Inc.(i)	1,600	46,549
Sony Corp.(i)	6,000	147,318
Sony Financial Holdings, Inc.(i)	800	13,152
Stanley Electric Co., Ltd.(i)	700	13,989
Sumitomo Chemical Co., Ltd.(i)	7,000	35,456
Sumitomo Corp.(i)	5,400	52,307
Sumitomo Dainippon Pharma Co., Ltd.(i)	400	4,006
Sumitomo Electric Industries, Ltd.(i)	3,600	46,132
Sumitomo Heavy Industries, Ltd.(i)	3,000	11,908
Sumitomo Metal Mining Co., Ltd.(i)	3,000	34,136
Sumitomo Mitsui Financial Group, Inc.(i)	6,500	246,893
Sumitomo Mitsui Trust Holdings, Inc.(i)	16,000	58,739

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Sumitomo Realty & Development Co., Ltd.(i)	2,000	$63,761
Sumitomo Rubber Industries, Ltd.(i)	800	11,124
Suntory Beverage & Food, Ltd.(i)	1,000	38,483
Suruga Bank, Ltd.(i)	900	16,775
Suzuken Co. Ltd/Aichi Japan(i)	500	16,701
Suzuki Motor Corp.(i)	1,800	55,442
Sysmex Corp.(i)	700	37,030
T&D Holdings, Inc.(i)	2,800	33,128
Taiheiyo Cement Corp.(i)	6,000	18,008
Taisei Corp.(i)	5,000	32,650
Taisho Pharmaceutical Holdings Co., Ltd.(i)	100	5,759
Taiyo Nippon Sanso Corp.(i)	1,000	9,516
Takashimaya Co., Ltd.(i)	1,000	8,093
Takeda Pharmaceutical Co., Ltd.(i)	4,000	175,782
TDK Corp.(i)	600	33,991
Teijin, Ltd.(i)	5,000	15,213
Terumo Corp.(i)	1,500	42,525
THK Co., Ltd.(i)	500	7,978
Tobu Railway Co., Ltd.(i)	5,000	21,514
Toho Co., Ltd.(i)	500	11,416
Toho Gas Co., Ltd.(i)	3,000	17,720
Tohoku Electric Power Co., Inc.(i)	2,200	29,863
Tokio Marine Holdings, Inc.(i)	3,600	134,721
Tokyo Electric Power Co., Inc.(a)(i)	7,000	46,835
Tokyo Electron, Ltd.(i)	800	37,835
Tokyo Gas Co., Ltd.(i)	11,000	53,299
Tokyo Tatemono Co., Ltd.(i)	1,000	11,943
Tokyu Corp.(i)	5,000	36,754
Tokyu Fudosan Holdings Corp.(i)	2,300	15,329
TonenGeneral Sekiyu KK(i)	1,000	9,707
Toppan Printing Co., Ltd.(i)	3,000	24,207
Toray Industries, Inc.(i)	7,000	60,618
Toshiba Corp.(a)(i)	19,000	47,946
TOTO, Ltd.(i)	1,000	31,216
Toyo Seikan Group Holdings, Ltd.(i)	1,300	20,727
Toyo Suisan Kaisha, Ltd.(i)	400	15,190
Toyoda Gosei Co., Ltd.(i)	600	11,813
Toyota Industries Corp.(i)	800	38,119
Toyota Motor Corp.(i)	13,900	815,175
Toyota Tsusho Corp.(i)	1,000	21,113
Trend Micro, Inc.(i)	500	17,692
Unicharm Corp.(i)	1,800	31,935
United Urban Investment Corp. REIT(i)	12	16,053
USS Co., Ltd.(i)	1,100	18,326
West Japan Railway Co.(i)	800	50,225
Yahoo Japan Corp.(i)	6,900	26,312
Yakult Honsha Co., Ltd.(i)	400	19,958
Yamada Denki Co., Ltd.(i)	4,200	16,961
Yamaguchi Financial Group, Inc.(i)	1,000	12,278
Yamaha Corp.(i)	800	17,748
Yamaha Motor Co., Ltd.(i)	1,300	26,197
Yamato Holdings Co., Ltd.(i)	1,700	32,603
Yamazaki Baking Co., Ltd.(i)	1,000	15,435
Yaskawa Electric Corp.(i)	1,100	11,244
Yokogawa Electric Corp.(i)	1,000	10,485
Yokohama Rubber Co., Ltd.(i)	500	8,833

		13,453,941

Luxembourg – 0.2%
ArcelorMittal(i)	4,830	25,022
Millicom International Cellular SA(i)	320	19,971
RTL Group NPV(a)(i)	187	16,104
SES SA(i)	1,841	58,041
Subsea 7 SA(a)(i)	1,360	10,217
Tenaris SA(i)	2,283	27,419

		156,774

Macau – 0.0%(d)
MGM China Holdings, Ltd.(i)	4,400	5,126

Malaysia – 0.5%
Alliance Financial Group Bhd(i)	5,200	3,968
AMMB Holdings Bhd(i)	9,500	9,873
Astro Malaysia Holdings Bhd(i)	7,500	4,808
Axiata Group Bhd(i)	11,048	14,593
British American Tobacco Malaysia Bhd(i)	600	8,239
CIMB Group Holdings Bhd(i)	24,621	25,007
Dialog Group BHD(i)	16,800	6,134
DiGi.Com Bhd(i)	15,000	18,938
Gamuda Bhd(i)	8,500	8,488
Genting Bhd(i)	10,000	16,558
Genting Malaysia Bhd(i)	14,600	13,796
Hong Leong Bank Bhd(i)	2,700	8,079
IHH Healthcare Bhd(i)	12,100	16,425
IJM Corp. Bhd(i)	11,600	8,497
IOI Corp. Bhd(i)	13,700	12,680
Kuala Lumpur Kepong Bhd	2,300	11,354
Lafarge Malaysia Bhd	2,100	4,300
Malayan Banking Bhd(i)	23,094	45,053
Malaysia Airports Holdings Bhd(i)	4,024	4,815
Maxis Bhd(i)	9,000	13,426
MISC Bhd(i)	5,400	10,837
Petronas Chemicals Group Bhd(i)	12,600	17,620
Petronas Dagangan Bhd(i)	1,200	5,970
Petronas Gas Bhd(i)	3,100	15,536
PPB Group Bhd(i)	2,300	8,078
Public Bank Bhd(i)	13,100	52,235
RHB Capital Bhd(i)	4,800	6,505
SapuraKencana Petroleum Bhd(i)	15,300	6,567
Sime Darby Bhd(i)	14,658	25,961
Telekom Malaysia Bhd(i)	5,503	8,369
Tenaga Nasional Bhd(i)	16,400	44,855
UMW Holdings Bhd(i)	2,800	4,788
Westports Holdings Bhd(i)	5,100	4,928
YTL Corp. Bhd(i)	20,800	7,575

		474,855

Mexico – 1.0%
Alfa S.A.B. de C.V. (Class A)	13,700	26,581
America Movil S.A.B. de C.V.	167,900	139,201
Arca Continental S.A.B. de C.V.	4,100	23,032
Cemex S.A.B. de C.V.(a)	67,496	46,997
Coca-Cola Femsa S.A.B. de C.V.	2,800	19,420
Controladora Comercial Mexicana S.A.B. de C.V.	2,300	6,653

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Mexico – (continued)
El Puerto de Liverpool S.A.B. de C.V.	900	$11,655
Fibra Uno Administracion SA de C.V. REIT	11,100	22,866
Fomento Economico Mexicano S.A.B. de C.V.	10,100	90,077
Gentera S.A.B. de C.V.	5,200	8,475
Gruma S.A.B. de C.V. (Class B)	800	10,976
Grupo Aeroportuario del Pacifico S.A.B. de C.V. (Class B)	1,500	13,011
Grupo Aeroportuario del Sureste S.A.B. de C.V. (Class B)	1,400	21,311
Grupo Bimbo S.A.B. de C.V.(a)	9,800	24,745
Grupo Carso S.A.B. de C.V.	5,000	22,423
Grupo Comercial Chedraui SA de C.V.	3,100	8,067
Grupo Financiero Banorte S.A.B. de C.V.	13,100	64,098
Grupo Financiero Inbursa S.A.B. de C.V.	13,100	27,001
Grupo Financiero Santander Mexico S.A.B. de C.V. (Class B)	12,300	18,152
Grupo Lala S.A.B. de C.V.	3,000	7,079
Grupo Mexico S.A.B. de C.V.	20,300	48,981
Grupo Televisa S.A.B.	13,300	69,095
Industrias Penoles S.A.B. de C.V.	910	12,416
Kimberly-Clark de Mexico S.A.B. de C.V. (Class A)	12,500	28,199
Mexichem S.A.B. de C.V.	7,300	17,898
OHL Mexico S.A.B. de C.V.(a)	3,800	4,888
Promotora y Operadora de Infraestructura S.A.B. de C.V.(a)	2,200	24,042
Wal-Mart de Mexico S.A.B. de C.V.	27,700	68,176

		885,515

Netherlands – 2.2%
Aegon NV(i)	9,115	52,213
Airbus Group SE(i)	3,002	177,595
Akzo Nobel NV(i)	1,205	78,292
Altice NV (Class A)(a)	1,257	26,273
Altice NV (Class B)(a)	419	9,338
ASML Holding NV(i)	1,814	159,292
Boskalis Westminster(i)	430	18,803
CNH Industrial NV(i)	4,582	29,836
Delta Lloyd NV(i)	1,003	8,419
Gemalto NV(i)	383	24,874
Heineken Holding NV(i)	487	34,686
Heineken NV(i)	1,114	90,106
ING Groep NV	19,581	276,495
Koninklijke Ahold NV(i)	4,323	84,246
Koninklijke DSM NV(i)	859	39,603
Koninklijke KPN NV(i)	15,482	58,004
Koninklijke Philips NV(i)	5,025	118,101
Koninklijke Vopak NV(i)	340	13,580
NN Group NV(i)	1,062	30,456
OCI NV(a)(i)	407	10,430
QIAGEN NV(a)(i)	1,124	28,964
Randstad Holding NV(i)	609	36,363
RELX NV(i)	5,203	84,914
STMicroelectronics NV(i)	3,081	21,027
TNT Express NV(i)	2,128	16,222
Unilever NV(i)	8,232	329,640
Wolters Kluwer NV(i)	1,459	44,948

		1,902,720

New Zealand – 0.1%
Auckland International Airport, Ltd.(i)	4,604	14,422
Contact Energy, Ltd.(i)	828	2,629
Fletcher Building, Ltd.(i)	3,325	14,506
Meridian Energy, Ltd.(i)	6,069	8,177
Mighty River Power, Ltd.(i)	3,384	5,455
Ryman Healthcare, Ltd.(i)	2,941	13,784
Spark New Zealand, Ltd.(i)	8,869	16,959

		75,932

Norway – 0.4%
DNB ASA(i)	4,724	61,359
Gjensidige Forsikring ASA(i)	967	12,995
Norsk Hydro ASA(i)	6,501	21,635
Orkla ASA(i)	3,940	29,080
Seadrill, Ltd.(a)(i)	1,907	11,115
Statoil ASA(i)	5,395	78,499
Telenor ASA(i)	3,629	67,680
Yara International ASA(i)	868	34,559

		316,922

Peru – 0.1%
Cia de Minas Buenaventura SAA ADR	900	5,364
Credicorp, Ltd.	400	42,544

		47,908

Philippines – 0.3%
Aboitiz Equity Ventures, Inc.(i)	9,370	11,587
Aboitiz Power Corp.	7,100	6,562
Alliance Global Group, Inc.(i)	21,700	7,129
Ayala Corp.(i)	1,050	17,242
Ayala Land, Inc.(i)	48,300	35,238
Bank of the Philippine Islands(i)	3,800	6,535
BDO Unibank, Inc.(i)	7,460	16,545
DMCI Holdings, Inc.(i)	19,230	5,259
Energy Development Corp.(i)	45,300	5,339
Globe Telecom, Inc.(i)	160	8,053
GT Capital Holdings, Inc.(i)	390	10,579
International Container Terminal Services, Inc.(i)	2,460	3,946
JG Summit Holdings, Inc.(i)	11,800	17,945
Jollibee Foods Corp.(i)	2,060	8,513
Megaworld Corp.(i)	54,000	5,055
Metro Pacific Investments Corp.(i)	57,000	6,076
Philippine Long Distance Telephone Co.(i)	570	26,729
SM Investments Corp.(i)	650	12,390
SM Prime Holdings, Inc.(i)	56,400	24,986
Universal Robina Corp.(i)	4,090	16,816

		252,524

Poland – 0.3%
Alior Bank SA(a)(i)	410	8,551
Bank Millennium SA(a)(i)	3,024	4,680

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Poland – (continued)
Bank Pekao SA(i)	778	$31,602
Bank Zachodni WBK SA(a)(i)	230	17,779
CCC SA(i)	209	9,022
Cyfrowy Polsat SA(a)(i)	927	5,700
Enea SA(i)	1,101	3,913
Energa SA(i)	1,052	4,666
Grupa Azoty SA(a)	463	10,776
KGHM Polska Miedz SA(i)	698	15,068
LPP SA(i)	4	8,241
mBank SA(a)(i)	71	6,486
Orange Polska SA(i)	3,172	6,060
PGE Polska Grupa Energetyczna SA(i)	4,169	14,803
Polski Koncern Naftowy Orlen SA(i)	1,631	28,459
Polskie Gornictwo Naftowe i Gazownictwo SA(i)	8,556	14,699
Powszechna Kasa Oszczednosci Bank Polski SA(a)(i)	4,230	32,779
Powszechny Zaklad Ubezpieczen SA(i)	271	27,807
Tauron Polska Energia SA(i)	17,518	15,122

		266,213

Portugal – 0.1%
Banco Comercial Portugues SA(a)(i)	170,282	8,313
EDP – Energias de Portugal SA(i)	11,194	40,967
Galp Energia SGPS SA(i)	1,864	18,375
Jeronimo Martins SGPS SA(i)	1,217	16,408

		84,063

Qatar – 0.2%
Barwa Real Estate Co.(i)	470	5,529
Commercial Bank QSC(i)	394	6,111
Doha Bank QSC(i)	1,139	15,719
Ezdan Holding Group QSC(i)	4,907	25,262
Gulf International Services QSC(i)	511	9,150
Industries Qatar QSC(i)	731	24,746
Masraf Al Rayan QSC(i)	1,940	22,950
Ooredoo QSC(i)	387	8,195
Qatar Electricity & Water Co. QSC	133	7,647
Qatar Insurance Co. SAQ	730	18,661
Qatar Islamic Bank SAQ(i)	286	8,992
Qatar National Bank SAQ(i)	846	43,603
Vodafone Qatar QSC(i)	1,635	6,110

		202,675

Russia – 0.8%
AK Transneft OAO Preference Shares(a)	8	17,986
Alrosa PAO(a)	14,500	12,686
Gazprom PAO	61,380	124,854
Lukoil PJSC(a)	1,461	49,661
Lukoil PJSC ADR(i)	1,209	41,179
Magnit PJSC GDR(i)	1,257	60,130
MegaFon PJSC GDR	450	5,468
MMC Norilsk Nickel PJSC(a)	268	38,513
Mobile TeleSystems PJSC ADR	2,500	18,050
Moscow Exchange MICEX-RTS PJ(a)	13,013	15,858
Novatek OAO GDR(i)	440	40,821
Rosneft OAO(a)	4,950	18,146
Sberbank(a)	52,170	59,815
Sberbank Preference Shares(a)	28,500	25,118
Severstal PAO(a)	1,640	17,286
Sistema JSFC GDR(i)	1,855	12,818
Surgutneftegas OAO(a)	51,000	25,848
Surgutneftegas OAO ADR Preference Shares(a)	43,800	26,071
Tatneft OAO ADR(a)	6,850	31,981
Uralkali PJSC(a)	3,440	10,109
VTB Bank PJSC(a)	29,280,000	30,129

		682,527

Singapore – 0.9%
Ascendas Real Estate Investment Trust REIT(i)	10,000	16,488
CapitaLand Commercial Trust, Ltd. REIT(i)	10,000	9,449
CapitaLand Mall Trust REIT(i)	12,000	16,059
CapitaLand, Ltd.(i)	12,000	22,677
City Developments, Ltd.(i)	2,000	10,846
ComfortDelGro Corp., Ltd.(i)	10,000	20,218
DBS Group Holdings, Ltd.(i)	9,128	104,274
Genting Singapore PLC(i)	29,000	14,825
Global Logistic Properties, Ltd.(i)	15,000	21,583
Golden Agri-Resources, Ltd.(i)	50,000	11,631
Hutchison Port Holdings Trust(i)	27,000	14,866
Jardine Cycle & Carriage, Ltd.(i)	1,111	21,126
Keppel Corp., Ltd.(i)	7,000	33,504
Oversea-Chinese Banking Corp., Ltd.(i)	16,637	103,104
Sembcorp Industries, Ltd.(i)	5,000	12,213
Sembcorp Marine, Ltd.(i)	2,000	3,232
Singapore Airlines, Ltd.(i)	3,000	22,602
Singapore Exchange, Ltd.(i)	4,000	19,804
Singapore Press Holdings, Ltd.(i)	8,000	21,610
Singapore Technologies Engineering, Ltd.(i)	8,000	16,797
Singapore Telecommunications, Ltd.(i)	39,000	98,793
StarHub, Ltd.(i)	3,000	7,311
Suntec Real Estate Investment Trust REIT(i)	12,000	12,686
United Overseas Bank, Ltd.(i)	7,000	91,474
UOL Group, Ltd.(i)	2,040	8,644
Wilmar International, Ltd.(i)	9,000	16,298

		752,114

South Africa – 1.6%
Anglo American Platinum, Ltd.(a)(i)	261	4,334
AngloGold Ashanti, Ltd.(a)(i)	1,769	14,311
Aspen Pharmacare Holdings, Ltd.(a)(i)	1,992	42,481
Barclays Africa Group, Ltd.(i)	1,540	18,979
Barloworld, Ltd.(i)	1,061	5,803
Bidvest Group, Ltd.(i)	1,538	36,380
Brait SE(a)(i)	1,637	16,670
Capitec Bank Holdings, Ltd.(i)	173	6,275
Coronation Fund Managers, Ltd.(i)	1,099	5,198
Discovery, Ltd.(i)	1,722	17,171
Exxaro Resources, Ltd.(i)	692	2,638

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
South Africa – (continued)
FirstRand, Ltd.(i)	16,269	$57,944
Foschini Group, Ltd.(i)	838	8,530
Gold Fields, Ltd.(i)	6,904	18,215
Growthpoint Properties, Ltd. REIT(i)	13,109	24,344
Hyprop Investments, Ltd. REIT	1,213	10,589
Impala Platinum Holdings, Ltd.(a)(i)	2,581	7,184
Imperial Holdings, Ltd.(i)	763	9,377
Investec, Ltd.(i)	1,235	9,474
Kumba Iron Ore, Ltd.(i)	311	1,773
Liberty Holdings, Ltd.(i)	553	5,064
Life Healthcare Group Holdings, Ltd.(i)	7,034	18,136
Massmart Holdings, Ltd.(i)	525	4,117
Mediclinic International, Ltd.(i)	3,874	30,994
MMI Holdings, Ltd.(i)	4,341	7,486
Mondi PLC(i)	1,831	38,427
Mondi, Ltd.(i)	590	12,399
Mr Price Group, Ltd.(i)	1,504	21,043
MTN Group, Ltd.(i)	8,655	111,551
Nampak, Ltd.(i)	2,879	5,366
Naspers, Ltd.(i)	2,011	252,607
Nedbank Group, Ltd.(i)	1,555	24,751
Netcare, Ltd.(i)	4,888	12,864
Pick n Pay Stores, Ltd.(i)	2,239	10,764
PSG Group, Ltd.(i)	440	7,083
Rand Merchant Insurance Holdings, Ltd.(i)	3,232	9,700
Redefine Properties, Ltd. REIT(i)	34,623	29,332
Remgro, Ltd.(i)	2,326	42,520
Resilient Property Income Fund, Ltd. REIT(i)	1,241	10,423
RMB Holdings, Ltd.(i)	5,831	27,863
Sanlam, Ltd.(i)	8,902	38,584
Sappi, Ltd.(a)(i)	2,617	8,055
Sasol, Ltd.(i)	2,674	75,077
Shoprite Holdings, Ltd.(i)	2,219	25,258
SPAR Group, Ltd.(i)	721	9,668
Standard Bank Group, Ltd.(i)	5,865	57,397
Steinhoff International Holdings, Ltd.(i)	12,967	79,804
Telkom SA SOC, Ltd.(i)	1,133	5,460
Tiger Brands, Ltd.(i)	1,010	22,289
Truworths International, Ltd.(i)	1,639	10,095
Vodacom Group, Ltd.(i)	2,734	27,257
Woolworths Holdings, Ltd.(i)	4,461	31,293

		1,390,397

South Korea – 3.0%
Amorepacific Corp.(i)	180	58,656
Amorepacific Corp. Preference Shares(i)	40	6,304
AMOREPACIFIC Group(i)	120	16,573
BNK Financial Group, Inc.(i)	1,770	20,523
Celltrion, Inc.(a)(i)	394	22,690
Cheil Worldwide, Inc.(a)(i)	390	6,026
CJ CheilJedang Corp.(i)	34	10,955
CJ Corp.(i)	70	15,631
CJ Korea Express Co., Ltd.(a)(i)	75	12,659
Coway Co., Ltd.(i)	240	16,983
Daelim Industrial Co., Ltd.(i)	135	7,688
Daewoo International Corp.(i)	400	7,037
Daewoo Securities Co., Ltd.(i)	870	8,814
Daewoo Shipbuilding & Marine Engineering Co., Ltd.(i)	510	2,758
Daum Kakao Corp.(i)	102	10,867
DGB Financial Group, Inc.(i)	2,079	18,488
Dongbu Insurance Co., Ltd.(i)	210	10,891
Doosan Heavy Industries & Construction Co., Ltd.(i)	282	5,052
Doosan Infracore Co., Ltd.(a)(i)	650	3,625
E-Mart Co., Ltd.(i)	130	25,365
GS Engineering & Construction Corp.(a)(i)	240	5,004
GS Holdings Corp.(i)	247	9,529
Hana Financial Group, Inc.(i)	1,700	37,982
Hankook Tire Co., Ltd.(i)	360	12,052
Hanmi Pharm Co., Ltd.(a)(i)	26	8,188
Hanon Systems Corp.(i)	180	5,984
Hanssem Co., Ltd.(i)	50	12,106
Hanwha Chemical Corp.(i)	510	9,352
Hanwha Corp.(i)	460	15,151
Hanwha Life Insurance Co., Ltd.	1,050	7,229
Hotel Shilla Co., Ltd.(i)	140	13,646
Hyosung Corp.(i)	110	10,507
Hyundai Department Store Co., Ltd.(i)	74	8,386
Hyundai Development Co-Engineering & Construction(i)	270	12,468
Hyundai Engineering & Construction Co., Ltd.(i)	487	14,124
Hyundai Glovis Co., Ltd.(i)	100	18,955
Hyundai Heavy Industries Co., Ltd.(a)(i)	280	22,927
Hyundai Marine & Fire Insurance Co., Ltd.(i)	300	7,654
Hyundai Mobis Co., Ltd.(i)	329	64,374
Hyundai Motor Co.(i)	745	103,525
Hyundai Motor Co. Preference Shares(b)(i)	165	15,907
Hyundai Motor Co. Preference Shares(b)(i)	115	10,754
Hyundai Steel Co.(i)	388	16,912
Hyundai Wia Corp.(i)	79	8,633
Industrial Bank of Korea(i)	1,780	20,501
Kangwon Land, Inc.(i)	590	21,087
KB Financial Group, Inc.(i)	1,868	55,526
KCC Corp.(i)	24	8,385
KEPCO Plant Service & Engineering Co., Ltd.	100	10,208
Kia Motors Corp.(i)	1,274	57,752
Korea Aerospace Industries, Ltd.(i)	210	12,096
Korea Electric Power Corp.(i)	1,240	51,124
Korea Gas Corp.(i)	240	8,060
Korea Investment Holdings Co., Ltd.(i)	190	9,827
Korea Zinc Co., Ltd.(i)	41	16,123
Korean Air Lines Co., Ltd.(a)(i)	169	4,479
KT&G Corp.	531	49,951
Kumho Petrochemical Co., Ltd.(i)	68	3,060
LG Chem, Ltd.(i)	224	54,297
LG Chem, Ltd. Preference Shares(i)	65	10,466

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
South Korea – (continued)
LG Corp.(i)	539	$27,751
LG Display Co., Ltd.(i)	1,120	21,382
LG Electronics, Inc.(i)	445	17,190
LG Household & Health Care, Ltd.(i)	48	34,737
LG Innotek Co., Ltd.(i)	63	4,701
LG Uplus Corp.(i)	1,030	10,543
Lotte Chemical Corp.(i)	68	15,583
Lotte Confectionery Co., Ltd.(i)	6	11,143
Lotte Shopping Co., Ltd.(i)	48	11,601
Mirae Asset Securities Co., Ltd.(i)	210	4,970
NAVER Corp.(i)	135	58,514
NCSoft Corp.(i)	64	10,233
NH Investment & Securities Co., Ltd.(i)	680	5,749
OCI Co., Ltd.(i)	81	5,667
Orion Corp/Republic of Korea(i)	34	27,075
Paradise Co., Ltd.(a)(i)	409	7,786
POSCO(i)	390	55,144
S-1 Corp.	92	7,242
S-Oil Corp.(i)	197	10,483
Samsung C&T Corp.(a)(i)	341	42,412
Samsung Card Co., Ltd.(i)	374	11,452
Samsung Electro-Mechanics Co., Ltd.(i)	235	12,808
Samsung Electronics Co., Ltd.(i)	570	546,888
Samsung Electronics Co., Ltd. Preference Shares(i)	99	76,850
Samsung Fire & Marine Insurance Co., Ltd.(i)	208	49,118
Samsung Heavy Industries Co., Ltd.(i)	690	7,195
Samsung Life Insurance Co., Ltd.(i)	378	31,610
Samsung SDI Co., Ltd.(i)	266	24,472
Samsung SDS Co., Ltd.(i)	190	46,321
Samsung Securities Co., Ltd.(i)	263	10,151
Shinhan Financial Group Co., Ltd.(i)	2,060	72,042
Shinsegae Co., Ltd.(i)	59	11,814
SK Holdings Co., Ltd.(i)	179	36,948
SK Hynix, Inc.(i)	3,140	89,554
SK Innovation Co., Ltd.(a)(i)	444	36,980
SK Telecom Co., Ltd.(i)	47	10,426
Woori Bank(i)	1,320	10,491
Yuhan Corp.(i)	38	7,819

		2,614,721

Spain – 2.3%
Abertis Infraestructuras SA(i)	2,798	44,225
ACS Actividades de Construccion y Servicios SA(i)	869	24,977
Aena SA(a)(c)(i)	411	45,416
Amadeus IT Holding SA (Class A)(i)	2,164	92,621
Banco Bilbao Vizcaya Argentaria SA(i)	32,012	270,409
Banco de Sabadell SA(i)	21,489	39,511
Banco Popular Espanol SA(i)	8,700	31,749
Banco Santander SA(i)	73,355	389,657
Bankia SA(i)	22,269	28,872
Bankinter SA(i)	2,736	20,136
CaixaBank SA(b)(i)	11,168	43,056
CaixaBank SA(a)(b)	118	452
Distribuidora Internacional de Alimentacion SA(a)(i)	2,990	18,081
Enagas SA(i)	981	28,102
Endesa SA(i)	1,535	32,337
Ferrovial SA(i)	2,601	62,152
Gas Natural SDG SA(i)	1,693	33,000
Grifols SA(i)	721	29,780
Iberdrola SA(i)	29,270	194,832
Industria de Diseno Textil SA(i)	5,661	189,626
International Consolidated Airlines Group SA(a)(i)	3,945	35,307
Mapfre SA(i)	4,466	11,666
Red Electrica Corp. SA(i)	523	43,383
Repsol SA(i)	5,187	60,435
Telefonica SA	22,678	274,846
Zardoya Otis SA(i)	1,446	15,610

		2,060,238

Sweden – 2.0%
Alfa Laval AB(i)	1,521	24,849
Assa Abloy AB (Class B)(i)	4,845	86,722
Atlas Copco AB (Class A)(i)	3,246	77,904
Atlas Copco AB (Class B)(i)	1,886	42,100
Boliden AB(i)	1,322	20,658
Electrolux AB(i)	1,163	32,796
Getinge AB (Class B)(i)	967	21,539
Hennes & Mauritz AB (Class B)(i)	4,916	179,247
Hexagon AB (Class B)(i)	1,235	37,654
Husqvarna AB (Class B)(i)	1,975	12,926
ICA Gruppen AB(i)	325	10,980
Industrivarden AB(i)	794	13,918
Investment AB Kinnevik (Class B)(i)	1,138	32,464
Investor AB (Class B)(i)	2,202	75,509
Lundin Petroleum AB(a)(i)	1,053	13,562
Nordea Bank AB(i)	15,717	174,989
Sandvik AB(i)	5,154	43,814
Securitas AB (Class B)(i)	1,514	18,478
Skandinaviska Enskilda Banken AB (Class A)(i)	7,343	78,375
Skanska AB (Class B)(i)	1,837	35,992
SKF AB (Class B)(i)	1,918	35,178
Svenska Cellulosa AB SCA (Class B)(i)	2,843	79,391
Svenska Handelsbanken AB (Class A)(i)	8,115	116,171
Swedbank AB(i)	4,920	108,610
Swedish Match AB(i)	969	29,232
Tele2 AB (Class B)(i)	1,543	15,018
Telefonaktiebolaget LM Ericsson (Class B)(i)	15,800	154,676
TeliaSonera AB(i)	12,559	67,652
Volvo AB (Class B)(i)	8,355	79,871

		1,720,275

Switzerland – 6.6%
ABB, Ltd.(a)(i)	11,216	197,943
Actelion, Ltd.(a)(i)	497	63,005
Adecco SA(a)(i)	822	60,046

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Switzerland – (continued)
Aryzta AG(a)(i)	422	$17,840
Baloise Holding AG(i)	230	26,291
Barry Callebaut AG(a)(i)	11	11,947
Chocoladefabriken Lindt & Spruengli AG(b)(i)	5	29,241
Chocoladefabriken Lindt & Spruengli AG(b)(i)	1	70,756
Cie Financiere Richemont SA(i)	2,657	206,215
Coca-Cola HBC AG(a)(i)	969	20,540
Credit Suisse Group AG(a)(i)	7,898	189,357
Dufry AG(a)(i)	205	23,943
EMS-Chemie Holding AG(i)	40	16,414
Geberit AG(i)	183	55,839
Givaudan SA(a)(i)	45	73,035
Julius Baer Group, Ltd.(a)(i)	1,082	49,010
Kuehne + Nagel International AG(i)	261	33,475
LafargeHolcim, Ltd.(a)(b)	852	44,338
LafargeHolcim, Ltd.(a)(b)(i)	1,162	60,756
Lonza Group AG(a)(i)	256	33,505
Nestle SA(i)	16,549	1,241,394
Novartis AG(i)	11,568	1,060,516
Pargesa Holding SA(i)	149	8,722
Partners Group Holding AG(i)	84	28,398
Roche Holding AG(i)	3,568	944,779
Schindler Holding AG(b)(i)	216	30,948
Schindler Holding AG(b)(i)	99	14,483
Semiconductor Manufacturing International Corp.(a)(i)	121,000	11,142
SGS SA(i)	26	45,316
Sika AG(i)	10	30,767
Sonova Holding AG(i)	260	33,394
Sulzer AG(i)	116	11,337
Swatch Group AG(b)(i)	149	55,118
Swatch Group AG(b)(i)	240	17,269
Swiss Life Holding AG(a)(i)	155	34,487
Swiss Prime Site AG(a)(i)	278	20,260
Swiss Re AG(i)	1,834	156,949
Swisscom AG(i)	129	64,215
Syngenta AG(i)	481	153,723
Transocean, Ltd.(i)	1,751	22,529
UBS Group AG(i)	18,460	340,417
Zurich Insurance Group AG(a)(i)	761	186,352

		5,796,011

Taiwan – 2.4%
Acer, Inc.(a)(i)	13,000	5,105
Advanced Semiconductor Engineering, Inc.(i)	28,000	30,508
Advantech Co., Ltd.(i)	2,000	13,734
Asia Cement Corp.(i)	9,000	8,828
Asustek Computer, Inc.(i)	4,000	34,392
AU Optronics Corp.(i)	40,000	11,843
Catcher Technology Co., Ltd.(i)	3,000	32,072
Cathay Financial Holding Co., Ltd.(i)	39,000	53,416
Chang Hwa Commercial Bank, Ltd.(i)	21,400	10,568
Cheng Shin Rubber Industry Co., Ltd.(i)	8,000	13,155
Chicony Electronics Co., Ltd.(i)	2,010	4,647
China Airlines, Ltd.(a)(i)	13,000	4,457
China Development Financial Holding Corp.(i)	90,000	24,279
China Steel Corp.(i)	57,000	33,310
Chunghwa Telecom Co., Ltd.(i)	18,000	54,091
Compal Electronics, Inc.(i)	17,000	9,657
CTBC Financial Holding Co., Ltd.(i)	71,342	36,879
CTCI Corp.(i)	3,000	3,595
Delta Electronics, Inc.(i)	9,000	42,451
E.Sun Financial Holding Co., Ltd.(i)	32,608	19,220
Eclat Textile Co., Ltd.(i)	1,000	15,879
Epistar Corp.(i)	5,000	3,869
Eva Airways Corp.(a)(i)	9,000	5,049
Evergreen Marine Corp. Taiwan, Ltd.(i)	17,170	7,254
Far Eastern New Century Corp.(i)	31,620	28,233
Far EasTone Telecommunications Co., Ltd.(i)	8,000	17,253
Feng TAY Enterprise Co., Ltd.(i)	1,030	6,420
First Financial Holding Co., Ltd.(i)	63,313	28,909
Formosa Chemicals & Fibre Corp.(i)	16,000	32,606
Formosa Petrochemical Corp.(i)	6,000	14,318
Formosa Plastics Corp.(i)	20,000	42,301
Foxconn Technology Co., Ltd.(i)	4,040	11,612
Fubon Financial Holding Co., Ltd.(i)	32,000	50,094
Giant Manufacturing Co., Ltd.(i)	1,000	7,292
Highwealth Construction Corp.(i)	3,900	5,524
Hiwin Technologies Corp.(i)	1,030	5,499
Hon Hai Precision Industry Co., Ltd.(i)	73,500	192,015
Hotai Motor Co., Ltd.(i)	1,000	10,670
HTC Corp.(i)	3,000	5,808
Hua Nan Financial Holdings Co., Ltd.(i)	31,860	14,871
Innolux Corp.(i)	38,000	11,901
Inotera Memories, Inc.(a)(i)	11,000	6,915
Inventec Corp.(i)	11,000	5,241
Largan Precision Co., Ltd.(i)	1,000	78,045
Lite-On Technology Corp.(i)	9,045	8,333
MediaTek, Inc.(i)	8,000	59,533
Mega Financial Holding Co., Ltd.(i)	46,000	31,953
Merida Industry Co., Ltd.(i)	1,000	5,400
Nan Ya Plastics Corp.(i)	23,000	39,032
Novatek Microelectronics Corp.(i)	2,000	6,279
Pegatron Corp.(i)	8,000	19,578
Phison Electronics Corp.(i)	1,000	6,318
Pou Chen Corp.(i)	9,000	13,539
Powertech Technology, Inc.(i)	7,000	12,681
President Chain Store Corp.(i)	4,000	24,947
Quanta Computer, Inc.(i)	16,000	27,850
Radiant Opto-Electronics Corp.(i)	2,000	6,211
Realtek Semiconductor Corp.(i)	2,000	3,405
Ruentex Development Co., Ltd.(i)	19,280	21,056
Ruentex Industries, Ltd.(i)	3,000	5,331
Shin Kong Financial Holding Co., Ltd.(i)	39,551	9,407
Siliconware Precision Industries Co., Ltd.(i)	17,135	21,361

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Taiwan – (continued)
Simplo Technology Co., Ltd.(i)	1,000	$3,225
SinoPac Financial Holdings Co., Ltd.(i)	66,563	21,100
Synnex Technology International Corp.(i)	6,000	6,002
Taishin Financial Holding Co., Ltd.(i)	60,000	21,324
Taiwan Business Bank(a)(i)	45,066	11,201
Taiwan Cement Corp.(i)	15,000	15,249
Taiwan Cooperative Financial Holding Co., Ltd.(i)	28,350	11,734
Taiwan Fertilizer Co., Ltd.(i)	4,000	4,997
Taiwan Mobile Co., Ltd.(i)	7,000	21,431
Taiwan Semiconductor Manufacturing Co., Ltd.(i)	126,000	504,967
Teco Electric and Machinery Co., Ltd.(i)	9,000	7,097
TPK Holding Co., Ltd.(i)	1,000	2,394
Uni-President Enterprises Corp.(i)	22,880	39,732
United Microelectronics Corp.(i)	82,000	26,936
Vanguard International Semiconductor Corp.(i)	4,000	4,556
Wistron Corp.(i)	11,338	5,928
WPG Holdings, Ltd.(i)	7,000	6,762
Yuanta Financial Holding Co., Ltd.(i)	40,022	14,881
Yulon Motor Co., Ltd.(i)	4,000	3,588
Zhen Ding Technology Holding, Ltd.(i)	2,000	5,733

		2,114,836

Thailand – 0.4%
Advanced Info Service PCL	5,900	36,738
Airports of Thailand PCL	1,900	14,710
Bangkok Bank PCL NVDR(i)	5,100	22,530
Bangkok Dusit Medical Services PCL	15,000	7,646
BEC World PCL	4,700	4,144
BTS Group Holdings PCL	27,900	7,495
Bumrungrad Hospital PCL	1,700	10,117
Central Pattana PCL	5,900	7,274
Charoen Pokphand Foods PCL	13,100	7,471
CP ALL PCL	27,600	36,311
Delta Electronics Thailand PCL	5,400	13,093
Glow Energy PCL	2,500	5,855
Indorama Ventures PCL	6,600	4,182
IRPC PCL	48,400	5,014
Kasikornbank PCL NVDR(i)	11,000	51,959
Krung Thai Bank PCL	15,600	7,350
Minor International PCL	8,250	6,478
PTT Exploration & Production PCL	8,100	15,622
PTT Global Chemical PCL	6,900	10,218
PTT PCL	5,500	36,369
Siam Cement PCL(i)	2,900	37,269
Siam Commercial Bank PCL	8,000	29,536
Thai Oil PCL	3,900	5,668
Thai Union Group PCL	9,200	4,664
TMB Bank PCL	63,300	4,220
True Corp. PCL(a)	34,300	9,214

		401,147

Turkey – 0.3%
Akbank TAS(i)	13,031	29,209
Anadolu Efes Biracilik Ve Malt Sanayii(i)	1,002	7,068
Arcelik(i)	1,143	5,568
BIM Birlesik Magazalar	1,296	22,964
Coca-Cola Icecek(i)	369	4,220
Emlak Konut Gayrimenkul Yatirim Ortakligi REIT(i)	9,184	7,620
Enka Insaat ve Sanayi(i)	2,593	4,281
Eregli Demir ve Celik Fabrikalari TAS(i)	6,767	8,347
Haci Omer Sabanci Holding(i)	7,057	20,690
KOC Holding(i)	6,204	24,202
TAV Havalimanlari Holding(i)	790	6,203
Tupras Turkiye Petrol Rafinerileri(a)(i)	535	13,102
Turk Hava Yollari AO(a)(i)	2,668	7,033
Turk Telekomunikasyon(i)	2,538	5,005
Turkcell Iletisim Hizmetleri(i)	4,027	14,041
Turkiye Garanti Bankasi(i)	10,477	24,363
Turkiye Halk Bankasi(i)	4,682	15,645
Turkiye Is Bankasi(i)	12,616	19,652
Turkiye Sise ve Cam Fabrikalari(i)	3,298	3,128
Turkiye Vakiflar Bankasi TAO(i)	3,625	4,592
Ulker Biskuvi Sanayi(i)	744	4,709
Yapi ve Kredi Bankasi(i)	4,203	4,684

		256,326

United Arab Emirates – 0.2%
Abu Dhabi Commercial Bank PJSC(i)	13,495	28,214
Aldar Properties PJSC(i)	15,203	10,016
Arabtec Holding PJSC(a)(i)	10,931	5,528
DP World, Ltd.(i)	798	16,970
Dubai Financial Market PJSC(i)	23,678	10,903
Dubai Islamic Bank PJSC(i)	4,778	8,747
Emaar Malls Group PJSC(a)(i)	17,826	15,056
Emaar Properties PJSC(i)	16,959	30,056
First Gulf Bank PJSC(i)	4,341	16,512
National Bank of Abu Dhabi PJSC(i)	3,273	8,502

		150,504

United Kingdom – 13.6%
3i Group PLC(i)	4,700	33,244
Aberdeen Asset Management PLC(i)	4,447	20,002
Admiral Group PLC(i)	943	21,476
Aggreko PLC(i)	1,238	17,871
Amec Foster Wheeler PLC(i)	1,853	20,155
Anglo American PLC(i)	7,584	63,434
Antofagasta PLC(i)	1,906	14,456
ARM Holdings PLC(i)	7,610	109,479
Ashtead Group PLC(i)	2,433	34,452
Associated British Foods PLC(i)	1,722	87,264
AstraZeneca PLC(i)	6,554	416,195
Aviva PLC(i)	20,803	142,472
Babcock International Group PLC(i)	1,132	15,681

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
United Kingdom – (continued)
BAE Systems PLC(i)	17,035	$115,626
Barclays PLC(i)	83,660	310,017
Barratt Developments PLC(i)	4,946	48,376
BG Group PLC(i)	17,287	249,710
BHP Billiton PLC(i)	10,757	163,955
BP PLC(i)	92,881	471,843
British American Tobacco PLC(i)	9,509	525,360
British Land Co. PLC REIT(i)	4,719	60,009
BT Group PLC(i)	43,734	278,715
Bunzl PLC(i)	1,617	43,448
Burberry Group PLC(i)	2,149	44,605
Capita PLC(i)	3,198	58,159
Carnival PLC(i)	890	46,106
Centrica PLC(i)	24,811	86,308
Cobham PLC(i)	5,504	23,856
Compass Group PLC(i)	8,702	139,180
Croda International PLC(i)	656	26,954
Diageo PLC(i)	12,695	341,526
Direct Line Insurance Group PLC(i)	6,646	37,760
Dixons Carphone PLC(i)	4,730	30,440
easyJet PLC(i)	767	20,732
Experian PLC(i)	4,786	76,932
Fiat Chrysler Automobiles NV(a)(i)	4,348	56,455
Fresnillo PLC(i)	1,069	9,589
G4S PLC(i)	7,500	26,254
GKN PLC(i)	7,940	32,294
GlaxoSmithKline PLC(i)	24,783	476,311
Hammerson PLC REIT(i)	3,791	35,844
Hargreaves Lansdown PLC(i)	1,146	20,986
HSBC Holdings PLC(i)	98,816	746,425
ICAP PLC(i)	2,664	18,475
IMI PLC(i)	1,314	18,906
Imperial Tobacco Group PLC(i)	4,867	251,951
Inmarsat PLC(i)	2,059	30,671
InterContinental Hotels Group PLC(i)	1,141	39,582
Intertek Group PLC(i)	780	28,822
Intu Properties PLC REIT(i)	4,573	22,855
Investec PLC(i)	2,670	20,471
ITV PLC(i)	18,515	69,086
J Sainsbury PLC(i)	6,014	23,816
Johnson Matthey PLC(i)	991	36,791
Kingfisher PLC(i)	11,380	61,901
Land Securities Group PLC REIT(i)	3,821	72,940
Legal & General Group PLC(i)	32,053	115,729
Lloyds Banking Group PLC(i)	288,696	329,104
London Stock Exchange Group PLC(i)	1,677	61,550
Marks & Spencer Group PLC(i)	7,904	60,077
Meggitt PLC(i)	3,896	28,143
Melrose Industries PLC(i)	4,811	19,272
Merlin Entertainments PLC(c)(i)	4,651	26,241
National Grid PLC(i)	19,172	267,364
Next PLC(i)	739	85,276
Old Mutual PLC(i)	23,718	68,062
Pearson PLC(i)	3,963	67,829
Persimmon PLC(a)(i)	1,479	45,075
Petrofac, Ltd.(i)	1,254	14,624
Prudential PLC(i)	12,984	274,279
Randgold Resources, Ltd.(i)	429	25,312
Reckitt Benckiser Group PLC(i)	3,282	298,024
RELX PLC(i)	5,491	94,303
Rexam PLC(i)	3,404	27,062
Rio Tinto PLC(i)	6,463	217,141
Rolls-Royce Holdings PLC(a)(i)	9,838	101,053
Royal Bank of Scotland Group PLC(a)(i)	16,457	78,622
Royal Dutch Shell PLC (Class A)(i)	19,796	467,943
Royal Dutch Shell PLC (Class B)(i)	12,302	291,268
Royal Mail PLC(i)	3,142	21,861
RSA Insurance Group PLC(i)	4,903	29,931
SABMiller PLC(i)	4,922	279,091
Sage Group PLC(i)	5,203	39,416
Schroders PLC(i)	601	25,572
Segro PLC REIT(i)	3,657	23,824
Severn Trent PLC(i)	1,158	38,357
Shire PLC(i)	3,005	205,699
Sky PLC(i)	4,991	79,067
Smith & Nephew PLC(i)	4,318	75,540
Smiths Group PLC(i)	1,908	29,110
Sports Direct International PLC(a)(i)	1,302	14,957
SSE PLC(i)	5,546	125,689
St James’s Place PLC(i)	2,660	34,280
Standard Chartered PLC(i)	12,426	120,753
Standard Life PLC(i)	9,458	55,622
Tate & Lyle PLC(i)	2,259	20,156
Taylor Wimpey PLC(i)	16,222	48,126
Tesco PLC(i)	42,414	117,965
Travis Perkins PLC(i)	1,194	35,668
TUI AG(i)	2,133	39,463
Tullow Oil PLC(a)(i)	4,402	11,330
Unilever PLC(i)	6,519	265,868
United Utilities Group PLC(i)	3,296	46,258
Vodafone Group PLC(i)	137,212	433,350
Weir Group PLC(i)	1,031	18,316
Whitbread PLC(i)	877	62,214
William Hill PLC(i)	4,238	22,570
WM Morrison Supermarkets PLC(i)	10,159	25,598
Wolseley PLC(i)	1,261	73,858
WPP PLC(i)	6,852	142,840

		11,921,925

United States – 0.0%(d)
Southern Copper Corp.	700	18,704

TOTAL COMMON STOCKS (Cost $97,220,870)		81,912,719

RIGHTS – 0.0%(d)
Hong Kong – 0.0%(d)
Fosun International, Ltd. (expiring 10/19/15)(a)	840	–

South Korea – 0.0%(d)
Mirae Asset Securities Co., Ltd. (expiring 11/5/15)(a)	183	788

Spain – 0.0%(d)
Banco Popular Espanol SA (expiring 9/25/15)(a)	8,700	174

TOTAL RIGHTS (Cost $1,734)		962

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value
SHORT TERM INVESTMENT – 1.5%
MONEY MARKET FUND – 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00%(e)(f)(g) (Cost $1,329,623)	1,329,623	$1,329,623

TOTAL INVESTMENTS – 94.9%(h) (Cost $98,552,227)(j)		83,243,304
Other Assets in Excess of Liabilities – 5.1%		4,469,532

NET ASSETS – 100.0%		$87,712,836

(a)	Non-income producing security.

(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(c)

Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $357,652 or 0.41% of net assets as of September 30, 2015.

(d)	Amount represents less than 0.05% of net assets

(e)	The rate shown is the annualized seven-day yield at period end.

(f)	All or part of this security has been designated as collateral for futures contracts.

(g)	Affiliated issuer. See table that follows for more information.

(h)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures.

(i)

Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs.

(j)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at September 30,2015 was $1,575,211 and $16,884,134, respectively, resulting in net unrealized depreciation of investments of $15,308,923.

Abbreviations:
ADR	=	American Depositary Receipt
GDR	=	Global Depositary Receipt
NVDR	=	Non Voting Depositary Receipt
PCL	=	Public Company Limited
PLC	=	Public Limited Company
REIT	=	Real Estate Investment Trust
SCA	=	Societe en Commandite par Actions
UFJ	=	United Financial of Japan

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Security Valuation – The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to policies and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments. The members of the Committee are approved by the Board.

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•

Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Rights and warrants are valued at the last reported sale price obtained from independent pricing service or brokers on the valuation date. If no prices are obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to valuation policies and procedures approved by the Board.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940 and in accordance with Portfolio’s procedures to stabilize net asset value.

•

Exchange traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with valuation policies and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Portfolio’s net asset value and the prices used by the Portfolio’s underlying index, which in turn could result in a difference between the Portfolio’s performance and the performance of the Portfolio’s underlying indices index. Various inputs are used in determining the value of Portfolio’s investments. These inputs are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes.

The Portfolio values its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. As of September 30, 2015, the Portfolio had transfers that occurred as a result of fair value pricing using significant observable inputs in Level 2 securities. The aggregate value of investments by input level as of September 30, 2015, is included at the end of the Portfolio’s Schedule of Investments.

The following table summarizes the value of each of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2015. The breakdown of the Portfolio’s investments into major categories is disclosed in its schedule of investments.

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments:
Common Stocks	$9,773,956	$72,138,763	$–	$81,912,719
Rights	962	–	–	962
Short Term Investment	1,329,623	–	–	1,329,623

Total Investments	11,104,541	72,138,763	–	83,243,304
Liabilities:
Other Financial Instruments:
Futures contracts	(68,553)	–	–	(68,553)

Total Investments and Other Financial Instruments	$11,035,988	$72,138,763	$–	$83,174,751

Derivatives

Futures – The Portfolio may enter into financial futures contracts as part of its strategy to track, before fees and expenses, the total return performance of the MSCI ACWI ex-USA Index (the “MSCI ACWI ex-USA Index” or sometimes referred to in context as the “Index”) over the long term. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

Schedule of Futures Contracts	Number of Contracts	Notional Value	Unrealized (Depreciation)
Mini MSCI EAFE Futures Contracts (long) Expiration Date 12/2015	$23	$1,896,925	$(61,557)
Mini MSCI Emerging Markets Futures Contracts (long) Expiration Date 12/2015	7	276,885	(6,996)

Total unrealized appreciation/(depreciation) on open futures contracts purchased			$(68,553)

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the benchmark and the prices of futures contracts and the possibility of an illiquid market. To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Affiliates Table

Certain investments made by the Portfolio were held in securities affiliated with State Street and SSGA Funds Management, Inc. The Portfolio invested in the State Street Institutional Liquid Reserves Fund. Transactions in all affiliates for the period ending September 30, 2015 were as follows:

Security Description	Number of shares held at 12/31/14	Shares purchased for the period ended 9/30/15	Shares sold for the period ended 9/30/15	Number of shares held at 9/30/15	Value at 9/30/15	Income earned for the period ended 9/30/15	Realized gain/loss on shares sold
State Street Institutional Liquid Reserves Fund, Premier Class	597,024	50,626,084	51,223,108	–	$–	$1,170	$–
State Street Institutional U.S. Government Money Market Fund, Premier Class	–	1,396,841	67,218	1,329,623	1,329,623	–	–

State Street Small/Mid Cap Equity Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Small/Mid Cap Equity Index Portfolio. The portfolio of investments for the State Street Small/Mid Cap Equity Index Portfolio follows.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – 94.7%
Aerospace & Defense – 1.6%
AAR Corp.	200	$3,794
Aerojet Rocketdyne Holdings, Inc.(a)	300	4,854
Aerovironment, Inc.(a)	100	2,004
American Science & Engineering, Inc.	39	1,387
Astronics Corp.(a)	100	4,043
B/E Aerospace, Inc.	554	24,321
BWX Technologies, Inc.	558	14,709
Cubic Corp.	100	4,194
Curtiss-Wright Corp.	248	15,480
DigitalGlobe, Inc.(a)	400	7,608
Ducommun, Inc.(a)	100	2,007
Engility Holdings, Inc.(a)	100	2,578
Esterline Technologies Corp.(a)	200	14,378
HEICO Corp.	100	4,888
HEICO Corp. (Class A)	200	9,082
Hexcel Corp.	500	22,430
KEYW Holding Corp.(a)	200	1,230
KLX, Inc.(a)	300	10,722
Kratos Defense & Security Solutions, Inc.(a)	300	1,266
Moog, Inc. (Class A)(a)	200	10,814
National Presto Industries, Inc.(a)	25	2,107
Orbital ATK, Inc.	300	21,561
Sparton Corp.(a)	100	2,140
Spirit AeroSystems Holdings, Inc. (Class A)(a)	738	35,675
TASER International, Inc.(a)	300	6,607
Teledyne Technologies, Inc.(a)	200	18,060
TransDigm Group, Inc.(a)	300	63,723
Triumph Group, Inc.	300	12,624
Vectrus, Inc.(a)	100	2,204
Huntington Ingalls Industries, Inc.	254	27,216

		353,706

Air Freight & Logistics – 0.2%
Air Transport Services Group, Inc.(a)	300	2,565
Atlas Air Worldwide Holdings, Inc.(a)	100	3,456
Echo Global Logistics, Inc.(a)	200	3,920
Forward Air Corp.	200	8,298
Hub Group, Inc. (Class A)(a)	200	7,282
Park-Ohio Holdings Corp.	46	1,328
Radiant Logistics, Inc.(a)	200	892
UTi Worldwide, Inc.(a)	500	2,295
XPO Logistics, Inc.(a)	400	9,532

		39,568

Airlines – 0.7%
Alaska Air Group, Inc.	700	55,615
Allegiant Travel Co.	70	15,138
Copa Holdings SA (Class A)	200	8,386
Hawaiian Holdings, Inc.(a)	300	7,404
JetBlue Airways Corp.(a)	1,700	43,809
Republic Airways Holdings, Inc.(a)	300	1,734
SkyWest, Inc.	300	5,004
Spirit Airlines, Inc.(a)	400	18,920
Virgin America, Inc.(a)	100	3,423

		159,433

Auto Components – 0.8%
American Axle & Manufacturing Holdings, Inc.(a)	400	7,976
Cooper-Standard Holding, Inc.(a)	100	5,800
Dana Holding Corp.	900	14,292
Dorman Products, Inc.(a)	139	7,074
Drew Industries, Inc.(a)	126	6,881
Federal-Mogul Holdings Corp.(a)	200	1,366
Fox Factory Holding Corp.(a)	100	1,686
Gentex Corp.	1,500	23,250
Gentherm, Inc.(a)	200	8,984
Lear Corp.	400	43,512
Metaldyne Performance Group, Inc.	100	2,101
Modine Manufacturing Co.(a)	200	1,574
Motorcar Parts of America, Inc.(a)	100	3,134
Remy International, Inc.	149	4,358
Standard Motor Products, Inc.	100	3,488
Stoneridge, Inc.(a)	100	1,234
Superior Industries International, Inc.	100	1,868
Tenneco, Inc.(a)	300	13,431
Tower International, Inc.(a)	100	2,376
Visteon Corp.(a)	233	23,589
Cooper Tire & Rubber Co.	300	11,853

		189,827

Automobiles – 0.6%
Tesla Motors, Inc.(a)	508	126,187
Thor Industries, Inc.	238	12,329
Winnebago Industries, Inc.	100	1,915

		140,431

Banks – 5.7%
1st Source Corp.	100	3,080
Ameris Bancorp	200	5,750
Ames National Corp.	100	2,293
Arrow Financial Corp.	102	2,723
Associated Banc-Corp.	800	14,376
Banc of California, Inc.	200	2,454
BancFirst Corp.	38	2,398
Banco Latinoamericano de Comercio Exterior SA	200	4,630
Bancorp, Inc.(a)	200	1,524
BancorpSouth, Inc.	500	11,885
Bank of Hawaii Corp.	227	14,412
Bank of Marin Bancorp	31	1,488
Bank of the Ozarks, Inc.	400	17,504
BankUnited, Inc.	540	19,305
Banner Corp.	100	4,777
BBCN Bancorp, Inc.	400	6,008
Berkshire Hills Bancorp, Inc.	200	5,508
Blue Hills Bancorp, Inc.	100	1,385
BNC Bancorp	200	4,446
BOK Financial Corp.	147	9,512

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
Boston Private Financial Holdings, Inc.	400	$4,680
Bridge Bancorp, Inc.	100	2,671
Bryn Mawr Bank Corp.	100	3,107
Camden National Corp.	39	1,576
Capital Bank Financial Corp. (Class A)(a)	100	3,023
Capital City Bank Group, Inc.	100	1,492
Cardinal Financial Corp.	200	4,602
Cathay General Bancorp	400	11,984
CenterState Banks, Inc.	200	2,940
Central Pacific Financial Corp.	100	2,097
Chemical Financial Corp.	200	6,470
CIT Group, Inc.	900	36,027
Citizens & Northern Corp.	100	1,952
Citizens Financial Group, Inc.	1,700	40,562
City Holding Co.	100	4,930
City National Corp.	251	22,103
CNB Financial Corp.	100	1,817
CoBiz Financial, Inc.	200	2,602
Columbia Banking System, Inc.	300	9,363
Commerce Bancshares, Inc.	400	18,224
Community Bank System, Inc.	200	7,434
Community Trust Bancorp, Inc.	100	3,551
ConnectOne Bancorp, Inc.	200	3,860
CU Bancorp(a)	100	2,246
Cullen/Frost Bankers, Inc.	300	19,074
Customers Bancorp, Inc.(a)	100	2,570
CVB Financial Corp.	600	10,020
Eagle Bancorp, Inc.(a)	200	9,100
East West Bancorp, Inc.	750	28,815
Enterprise Financial Services Corp.	100	2,517
FCB Financial Holdings, Inc. (Class A)(a)	146	4,763
Fidelity Southern Corp.	100	2,114
Financial Institutions, Inc.	100	2,478
First BanCorp(a)	600	2,136
First Bancorp, Inc.	100	1,910
First Bancorp	100	1,700
First Busey Corp.	133	2,643
First Citizens BancShares, Inc. (Class A)	40	9,040
First Commonwealth Financial Corp.	500	4,545
First Community Bancshares, Inc.	100	1,790
First Connecticut Bancorp, Inc.	100	1,612
First Financial Bancorp	300	5,724
First Financial Bankshares, Inc.	400	12,712
First Financial Corp.	100	3,235
First Interstate BancSystem, Inc. (Class A)	100	2,784
First Merchants Corp.	200	5,244
First Midwest Bancorp, Inc.	400	7,016
First NBC Bank Holding Co.(a)	100	3,504
First Niagara Financial Group, Inc.	1,800	18,378
First of Long Island Corp.	100	2,703
First Republic Bank	742	46,575
FirstMerit Corp.	900	15,903
Flushing Financial Corp.	200	4,004
FNB Corp.	900	11,655
Fulton Financial Corp.	900	10,890
German American Bancorp, Inc.	100	2,927
Glacier Bancorp, Inc.	400	10,556
Great Southern Bancorp, Inc.	100	4,330
Great Western Bancorp, Inc.	200	5,074
Green Bancorp, Inc.(a)	100	1,146
Guaranty Bancorp	100	1,647
Hancock Holding Co.	400	10,820
Hanmi Financial Corp.	200	5,040
Heartland Financial USA, Inc.	100	3,629
Heritage Commerce Corp.	200	2,268
Heritage Financial Corp.	200	3,764
Hilltop Holdings, Inc.(a)	400	7,924
Home BancShares, Inc.	300	12,150
HomeTrust Bancshares, Inc.(a)	100	1,855
Horizon Bancorp	100	2,375
IBERIABANK Corp.	200	11,642
Independent Bank Corp.(b)	136	6,270
Independent Bank Corp.(b)	100	1,476
Independent Bank Group, Inc.	51	1,960
International Bancshares Corp.	300	7,509
Investors Bancorp, Inc.	1,800	22,212
Lakeland Bancorp, Inc.	200	2,222
Lakeland Financial Corp.	100	4,515
LegacyTexas Financial Group, Inc.	248	7,559
MainSource Financial Group, Inc.	100	2,036
MB Financial, Inc.	400	13,056
Mercantile Bank Corp.	100	2,078
Metro Bancorp, Inc.	100	2,939
MidWestOne Financial Group, Inc.	100	2,926
National Bank Holdings Corp. (Class A)	200	4,106
National Penn Bancshares, Inc.	700	8,225
NBT Bancorp, Inc.	200	5,388
NewBridge Bancorp	200	1,706
OFG Bancorp	200	1,746
Old National Bancorp	600	8,358
Old Second Bancorp, Inc.(a)	200	1,246
Opus Bank	100	3,824
Pacific Continental Corp.	100	1,331
Pacific Premier Bancorp, Inc.(a)	100	2,032
PacWest Bancorp	532	22,775
Park National Corp.	100	9,022
Park Sterling Corp.	200	1,360
Peapack Gladstone Financial Corp.	100	2,117
Peoples Bancorp, Inc.	100	2,079
Peoples Financial Services Corp.	39	1,362
Pinnacle Financial Partners, Inc.	200	9,882
Popular, Inc.	600	18,138
Preferred Bank	100	3,160
PrivateBancorp, Inc.	400	15,332
Prosperity Bancshares, Inc.	400	19,644
QCR Holdings, Inc.	100	2,187
Renasant Corp.	200	6,570
Republic Bancorp, Inc. (Class A)	100	2,455
S&T Bancorp, Inc.	200	6,524
Sandy Spring Bancorp, Inc.	100	2,618
Seacoast Banking Corp. of Florida(a)	100	1,468
ServisFirst Bancshares, Inc.	100	4,153
Sierra Bancorp	100	1,596
Signature Bank(a)	264	36,316
Simmons First National Corp. (Class A)	200	9,586
South State Corp.	126	9,686

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
Southside Bancshares, Inc.	100	$2,755
Southwest Bancorp, Inc.	100	1,641
Square 1 Financial, Inc. (Class A)(a)	100	2,567
State Bank Financial Corp.	200	4,136
Sterling Bancorp	600	8,922
Stock Yards Bancorp, Inc.	100	3,635
Stonegate Bank	100	3,181
Suffolk Bancorp	100	2,732
SVB Financial Group(a)	300	34,662
Synovus Financial Corp.	700	20,720
Talmer Bancorp, Inc. (Class A)	300	4,995
TCF Financial Corp.	900	13,644
Texas Capital Bancshares, Inc.(a)	239	12,528
Tompkins Financial Corp.	100	5,336
Towne Bank	200	3,770
TriCo Bancshares	100	2,457
TriState Capital Holdings, Inc.(a)	100	1,247
Triumph Bancorp, Inc.(a)	100	1,680
Trustmark Corp.	400	9,268
UMB Financial Corp.	200	10,162
Umpqua Holdings Corp.	1,200	19,560
Union Bankshares Corp.	200	4,800
United Bankshares, Inc.	400	15,196
United Community Banks, Inc.	300	6,132
Univest Corp. of Pennsylvania	100	1,922
Valley National Bancorp	1,200	11,808
Washington Trust Bancorp, Inc.	100	3,845
Webster Financial Corp.	500	17,815
WesBanco, Inc.	200	6,290
West Bancorp., Inc.	100	1,875
Westamerica Bancorp	133	5,911
Western Alliance Bancorp(a)	448	13,758
Wilshire Bancorp, Inc.	400	4,204
Wintrust Financial Corp.	247	13,197
Yadkin Financial Corp.	100	2,149
First Horizon National Corp.	1,200	17,016

		1,277,338

Beverages – 0.1%
Boston Beer Co., Inc. (Class A)(a)	47	9,899
Coca-Cola Bottling Co. Consolidated	24	4,641
MGP Ingredients, Inc.	100	1,601
National Beverage Corp.(a)	100	3,073

		19,214

Biotechnology – 4.3%
ACADIA Pharmaceuticals, Inc.(a)	400	13,228
Acceleron Pharma, Inc.(a)	100	2,490
Achillion Pharmaceuticals, Inc.(a)	600	4,146
Acorda Therapeutics, Inc.(a)	200	5,302
Adamas Pharmaceuticals, Inc.(a)	100	1,674
Advaxis, Inc.(a)	200	2,046
Aegerion Pharmaceuticals, Inc.(a)	100	1,360
Affimed NV(a)	100	617
Agenus, Inc.(a)	400	1,840
Agios Pharmaceuticals, Inc.(a)	135	9,530
Aimmune Therapeutics, Inc.(a)	100	2,532
Akebia Therapeutics, Inc.(a)	200	1,932
Alder Biopharmaceuticals, Inc.(a)	100	3,276
Alkermes PLC(a)	800	46,936
Alnylam Pharmaceuticals, Inc.(a)	400	32,144
AMAG Pharmaceuticals, Inc.(a)	200	7,946
Amicus Therapeutics, Inc.(a)	600	8,394
Anacor Pharmaceuticals, Inc.(a)	214	25,190
Anthera Pharmaceuticals, Inc.(a)	200	1,218
Ardelyx, Inc.(a)	100	1,728
Arena Pharmaceuticals, Inc.(a)	1,200	2,292
ARIAD Pharmaceuticals, Inc.(a)	900	5,256
Array BioPharma, Inc.(a)	700	3,192
Arrowhead Research Corp.(a)	300	1,728
Atara Biotherapeutics, Inc.(a)	100	3,144
Avalanche Biotechnologies, Inc.(a)	100	824
BioCryst Pharmaceuticals, Inc.(a)	400	4,560
BioMarin Pharmaceutical, Inc.(a)	836	88,048
BioSpecifics Technologies Corp.(a)	26	1,132
Bluebird Bio, Inc.(a)	200	17,110
Blueprint Medicines Corp.(a)	100	2,134
Cara Therapeutics, Inc.(a)	100	1,429
Catalyst Pharmaceuticals, Inc.(a)	400	1,200
Celldex Therapeutics, Inc.(a)	500	5,270
Cellular Biomedicine Group, Inc.(a)	100	1,693
Cepheid(a)	400	18,080
Chimerix, Inc.(a)	238	9,092
Clovis Oncology, Inc.(a)	145	13,334
Coherus Biosciences, Inc.(a)	100	2,004
Concert Pharmaceuticals, Inc.(a)	100	1,877
CTI BioPharma Corp.(a)	800	1,168
Curis, Inc.(a)	600	1,212
Cytokinetics, Inc.(a)	200	1,338
Dyax Corp.(a)	760	14,508
Dynavax Technologies Corp.(a)	200	4,908
Eagle Pharmaceuticals, Inc.(a)	45	3,331
Emergent BioSolutions, Inc.(a)	200	5,698
Enanta Pharmaceuticals, Inc.(a)	100	3,614
Epizyme, Inc.(a)	100	1,286
Esperion Therapeutics, Inc.(a)	100	2,359
Exact Sciences Corp.(a)	500	8,995
Exelixis, Inc.(a)	1,000	5,610
FibroGen, Inc.(a)	300	6,576
Five Prime Therapeutics, Inc.(a)	100	1,539
Flexion Therapeutics, Inc.(a)	100	1,486
Foundation Medicine, Inc.(a)	100	1,845
Galena Biopharma, Inc.(a)	800	1,264
Genocea Biosciences, Inc.(a)	100	685
Genomic Health, Inc.(a)	100	2,116
Geron Corp.(a)	800	2,208
Halozyme Therapeutics, Inc.(a)	600	8,058
Heron Therapeutics, Inc.(a)	152	3,709
Idera Pharmaceuticals, Inc.(a)	600	2,010
Ignyta, Inc.(a)	100	878
Immune Design Corp.(a)	100	1,220
ImmunoGen, Inc.(a)	400	3,840
Incyte Corp.(a)	816	90,029
Infinity Pharmaceuticals, Inc.(a)	300	2,535
Inovio Pharmaceuticals, Inc.(a)	400	2,312
Insmed, Inc.(a)	300	5,571
Insys Therapeutics, Inc.(a)	100	2,846
Intercept Pharmaceuticals, Inc.(a)	100	16,586
Intrexon Corp.(a)	241	7,664
Ironwood Pharmaceuticals, Inc.(a)	600	6,252
Isis Pharmaceuticals, Inc.(a)	600	24,252
Juno Therapeutics, Inc.(a)	100	4,069

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Biotechnology – (continued)
Karyopharm Therapeutics, Inc.(a)	100	$1,053
Keryx Biopharmaceuticals, Inc.(a)	500	1,760
Kite Pharma, Inc.(a)	150	8,352
KYTHERA Biopharmaceuticals, Inc.(a)	135	10,122
La Jolla Pharmaceutical Co.(a)	100	2,779
Lexicon Pharmaceuticals, Inc.(a)	200	2,148
Ligand Pharmaceuticals, Inc.(a)	100	8,565
Lion Biotechnologies, Inc.(a)	200	1,152
MacroGenics, Inc.(a)	200	4,284
MannKind Corp.(a)	1,300	4,173
Medivation, Inc.(a)	800	34,000
Merrimack Pharmaceuticals, Inc.(a)	600	5,106
MiMedx Group, Inc.(a)	600	5,790
Mirati Therapeutics, Inc.(a)	100	3,442
Momenta Pharmaceuticals, Inc.(a)	300	4,923
Myriad Genetics, Inc.(a)	400	14,992
Navidea Biopharmaceuticals, Inc.(a)	800	1,824
Neurocrine Biosciences, Inc.(a)	445	17,707
NewLink Genetics Corp.(a)	100	3,584
Northwest Biotherapeutics, Inc.(a)	200	1,250
Novavax, Inc.(a)	1,400	9,898
OncoMed Pharmaceuticals, Inc.(a)	100	1,659
Oncothyreon, Inc.(a)	500	1,370
Ophthotech Corp.(a)	100	4,052
OPKO Health, Inc.(a)	1,475	12,405
Orexigen Therapeutics, Inc.(a)	500	1,055
Organovo Holdings, Inc.(a)	500	1,340
Osiris Therapeutics, Inc.(a)	100	1,847
Otonomy, Inc.(a)	100	1,781
OvaScience, Inc.(a)	100	849
PDL BioPharma, Inc.	800	4,024
Peregrine Pharmaceuticals, Inc.(a)	1,500	1,530
Pfenex, Inc.(a)	100	1,501
Portola Pharmaceuticals, Inc.(a)	241	10,271
Progenics Pharmaceuticals, Inc.(a)	400	2,288
Prothena Corp. PLC(a)	200	9,068
PTC Therapeutics, Inc.(a)	200	5,340
Puma Biotechnology, Inc.(a)	130	9,797
Radius Health, Inc.(a)	153	10,604
Raptor Pharmaceutical Corp.(a)	400	2,420
Repligen Corp.(a)	200	5,570
Retrophin, Inc.(a)	200	4,052
Rigel Pharmaceuticals, Inc.(a)	700	1,729
Sage Therapeutics, Inc.(a)	100	4,232
Sangamo BioSciences, Inc.(a)	400	2,256
Sarepta Therapeutics, Inc.(a)	200	6,422
Seattle Genetics, Inc.(a)	600	23,136
Sorrento Therapeutics, Inc.(a)	100	839
Spark Therapeutics, Inc.(a)	42	1,753
Spectrum Pharmaceuticals, Inc.(a)	300	1,794
Synergy Pharmaceuticals, Inc.(a)	500	2,650
TESARO, Inc.(a)	100	4,010
TG Therapeutics, Inc.(a)	200	2,016
Threshold Pharmaceuticals, Inc.(a)	300	1,221
Trevena, Inc.(a)	200	2,070
Trovagene, Inc.(a)	200	1,138
Ultragenyx Pharmaceutical, Inc.(a)	200	19,262
United Therapeutics Corp.(a)	241	31,629
Vanda Pharmaceuticals, Inc.(a)	200	2,256
Verastem, Inc.(a)	200	358
Versartis, Inc.(a)	100	1,153
Vital Therapies, Inc.(a)	100	404
Xencor, Inc.(a)	100	1,223
Zafgen, Inc.(a)	100	3,195
ZIOPHARM Oncology, Inc.(a)	600	5,406

		970,384

Building Products – 1.0%
AAON, Inc.	200	3,876
Advanced Drainage Systems, Inc.	200	5,786
American Woodmark Corp.(a)	100	6,487
AO Smith Corp.	400	26,076
Apogee Enterprises, Inc.	152	6,787
Armstrong World Industries, Inc.(a)	200	9,548
Builders FirstSource, Inc.(a)	200	2,536
Continental Building Products, Inc.(a)	200	4,108
Gibraltar Industries, Inc.(a)	200	3,670
Griffon Corp.	200	3,154
Insteel Industries, Inc.	100	1,608
Lennox International, Inc.	200	22,666
Masonite International Corp.(a)	200	12,116
NCI Building Systems, Inc.(a)	100	1,057
Nortek, Inc.(a)	50	3,165
Owens Corning	600	25,146
Patrick Industries, Inc.(a)	100	3,949
PGT, Inc.(a)	200	2,456
Ply Gem Holdings, Inc.(a)	100	1,170
Quanex Building Products Corp.	200	3,634
Simpson Manufacturing Co., Inc.	200	6,698
Trex Co., Inc.(a)	200	6,666
Universal Forest Products, Inc.	100	5,768
USG Corp.(a)	500	13,310
Fortune Brands Home & Security, Inc.	831	39,448

		220,885

Capital Markets – 1.6%
Arlington Asset Investment Corp.	100	1,405
Artisan Partners Asset Management, Inc. (Class A)	200	7,046
BGC Partners, Inc. (Class A)	900	7,398
Calamos Asset Management, Inc. (Class A)	100	948
Cohen & Steers, Inc.	100	2,745
Cowen Group, Inc. (Class A)(a)	600	2,736
Diamond Hill Investment Group, Inc.(a)	16	2,977
Eaton Vance Corp.	600	20,052
Evercore Partners, Inc. (Class A)	200	10,048
Financial Engines, Inc.	300	8,841
GAMCO Investors, Inc. (Class A)	33	1,812
Greenhill & Co., Inc.	153	4,356
HFF, Inc. (Class A)(a)	200	6,752
Houlihan Lokey, Inc.(a)	100	2,180
Interactive Brokers Group, Inc. (Class A)	300	11,841
INTL. FCStone, Inc.(a)	100	2,469
Investment Technology Group, Inc.	200	2,668
KCG Holdings, Inc. (Class A)(a)	200	2,194
Ladenburg Thalmann Financial Services, Inc.(a)	500	1,055
Lazard, Ltd. (Class A)(a)	657	28,448

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Capital Markets – (continued)
LPL Financial Holdings, Inc.	400	$15,908
Moelis & Co. (Class A)	100	2,626
NorthStar Asset Management Group, Inc.	1,000	14,360
OM Asset Management PLC	100	1,542
Oppenheimer Holdings, Inc. (Class A)	100	2,001
Piper Jaffray Cos.(a)	100	3,617
Raymond James Financial, Inc.	700	34,741
Safeguard Scientifics, Inc.(a)	100	1,554
SEI Investments Co.	727	35,063
Stifel Financial Corp.(a)	354	14,903
TD Ameritrade Holding Corp.	1,400	44,576
Virtu Financial, Inc. (Class A)	100	2,292
Virtus Investment Partners, Inc.	36	3,618
Waddell & Reed Financial, Inc. (Class A)	439	15,264
Westwood Holdings Group, Inc.	40	2,174
WisdomTree Investments, Inc.	600	9,678
Federated Investors, Inc. (Class B)	500	14,450
Janus Capital Group, Inc.	800	10,880

		357,218

Chemicals – 2.2%
A Schulman, Inc.	153	4,968
Albemarle Corp.	600	26,460
American Vanguard Corp.(a)	152	1,757
Axalta Coating Systems, Ltd.(a)	600	15,204
Axiall Corp.	400	6,276
Balchem Corp.	200	12,154
Cabot Corp.	300	9,468
Calgon Carbon Corp.	300	4,674
Celanese Corp.	800	47,336
Chemours Co.	900	5,823
Chemtura Corp.(a)	400	11,448
Cytec Industries, Inc.	400	29,540
Ferro Corp.(a)	400	4,380
Flotek Industries, Inc.(a)	300	5,010
FutureFuel Corp.	200	1,976
Hawkins, Inc.	100	3,850
HB Fuller Co.	300	10,182
Huntsman Corp.	1,100	10,659
Innophos Holdings, Inc.	100	3,964
Innospec, Inc.	100	4,651
Intrepid Potash, Inc.(a)	300	1,662
Koppers Holdings, Inc.(a)	100	2,017
Kraton Performance Polymers, Inc.(a)	200	3,580
LSB Industries, Inc.(a)	100	1,532
Minerals Technologies, Inc.	200	9,632
NewMarket Corp.	44	15,708
Olin Corp.	400	6,724
OM Group, Inc.	200	6,578
OMNOVA Solutions, Inc.(a)	200	1,108
Platform Specialty Products Corp.(a)	700	8,855
PolyOne Corp.	500	14,670
Quaker Chemical Corp.	100	7,708
Rayonier Advanced Materials, Inc.	200	1,224
RPM International, Inc.	700	29,323
Scotts Miracle-Gro Co. (Class A)	235	14,293
Senomyx, Inc.(a)	200	892
Sensient Technologies Corp.	244	14,957
Stepan Co.	100	4,161
Trecora Resources(a)	100	1,242
Tredegar Corp.	100	1,308
Trinseo SA(a)	100	2,525
Tronox, Ltd. (Class A)	300	1,311
Valspar Corp.	424	30,477
Westlake Chemical Corp.	200	10,378
WR Grace & Co.(a)	400	37,220
Ashland, Inc.	352	35,418

		484,283

Commercial Services & Supplies – 1.4%
ABM Industries, Inc.	300	8,193
ARC Document Solutions, Inc.(a)	200	1,190
Brady Corp. (Class A)	300	5,898
Brink’s Co.	254	6,861
Casella Waste Systems, Inc. (Class A)(a)	200	1,160
Clean Harbors, Inc.(a)	300	13,191
Copart, Inc.(a)	660	21,714
Covanta Holding Corp.	600	10,470
Deluxe Corp.	300	16,722
Ennis, Inc.	100	1,736
Essendant, Inc.	200	6,486
G&K Services, Inc. (Class A)	100	6,662
Healthcare Services Group, Inc.	400	13,480
Heritage-Crystal Clean, Inc.(a)	100	1,027
Herman Miller, Inc.	300	8,652
HNI Corp.	232	9,953
InnerWorkings, Inc.(a)	200	1,250
Interface, Inc.	400	8,976
KAR Auction Services, Inc.	739	26,234
Kimball International, Inc. (Class B)	200	1,892
Knoll, Inc.	300	6,594
Matthews International Corp. (Class A)	200	9,794
McGrath RentCorp	100	2,669
Mobile Mini, Inc.	300	9,237
MSA Safety, Inc.	153	6,115
Multi-Color Corp.	100	7,649
Quad/Graphics, Inc.	100	1,210
Rollins, Inc.	500	13,435
SP Plus Corp.(a)	100	2,315
Steelcase, Inc. (Class A)	400	7,364
Team, Inc.(a)	100	3,212
Tetra Tech, Inc.	300	7,293
UniFirst Corp.	100	10,681
US Ecology, Inc.	100	4,365
Viad Corp.	100	2,899
Waste Connections, Inc.	646	31,383
West Corp.	300	6,720
ACCO Brands Corp.(a)	600	4,242
RR Donnelley & Sons Co.	1,100	16,016

		324,940

Communications Equipment – 1.4%
ADTRAN, Inc.	300	4,380
Alliance Fiber Optic Products, Inc.	100	1,709
Applied Optoelectronics, Inc.(a)	100	1,878
Arista Networks, Inc.(a)	200	12,238
ARRIS Group, Inc.(a)	700	18,179
Bel Fuse, Inc. (Class B)	100	1,944
Black Box Corp.	100	1,474

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Communications Equipment – (continued)
Brocade Communications Systems, Inc.	2,300	$23,874
CalAmp Corp.(a)	200	3,218
Calix, Inc.(a)	200	1,558
Clearfield, Inc.(a)	100	1,343
CommScope Holding Co., Inc.(a)	549	16,486
Comtech Telecommunications Corp.	100	2,061
Digi International, Inc.(a)	200	2,358
EchoStar Corp. (Class A)(a)	200	8,606
Extreme Networks, Inc.(a)	500	1,680
Finisar Corp.(a)	500	5,565
Harmonic, Inc.(a)	500	2,900
Infinera Corp.(a)	700	13,692
InterDigital, Inc.	200	10,120
Ixia(a)	300	4,347
Lumentum Holdings, Inc.(a)	200	3,390
NETGEAR, Inc.(a)	200	5,834
NetScout Systems, Inc.(a)	500	17,685
Oclaro, Inc.(a)	500	1,150
Palo Alto Networks, Inc.(a)	400	68,800
Plantronics, Inc.	200	10,170
Polycom, Inc.(a)	700	7,336
Ruckus Wireless, Inc.(a)	400	4,752
ShoreTel, Inc.(a)	300	2,241
Sonus Networks, Inc.(a)	300	1,716
Ubiquiti Networks, Inc.	200	6,778
ViaSat, Inc.(a)	200	12,858
Viavi Solutions, Inc.(a)	1,200	6,444
Ciena Corp.(a)	700	14,504

		303,268

Construction & Engineering – 0.5%
AECOM(a)	800	22,008
Aegion Corp.(a)	200	3,296
Argan, Inc.	100	3,468
Chicago Bridge & Iron Co. NV	500	19,830
Comfort Systems USA, Inc.	200	5,452
Dycom Industries, Inc.(a)	200	14,472
EMCOR Group, Inc.	300	13,275
Furmanite Corp.(a)	200	1,216
Granite Construction, Inc.	200	5,934
Great Lakes Dredge & Dock Corp.(a)	300	1,512
MasTec, Inc.(a)	300	4,749
MYR Group, Inc.(a)	100	2,620
Primoris Services Corp.	200	3,582
Tutor Perini Corp.(a)	200	3,292
KBR, Inc.	800	13,328

		118,034

Construction Materials – 0.2%
Eagle Materials, Inc.	300	20,526
Headwaters, Inc.(a)	400	7,520
Summit Materials, Inc. (Class A)(a)	100	1,877
US Concrete, Inc.(a)	100	4,779

		34,702

Consumer Finance – 0.8%
Ally Financial, Inc.(a)	2,600	52,988
Cash America International, Inc.	200	5,594
Credit Acceptance Corp.(a)	44	8,662
Encore Capital Group, Inc.(a)	136	5,032
Enova International, Inc.(a)	100	1,022
Ezcorp, Inc. (Class A)(a)	300	1,851
First Cash Financial Services, Inc.(a)	147	5,889
Green Dot Corp. (Class A)(a)	200	3,520
LendingClub Corp.(a)	300	3,969
Nelnet, Inc. (Class A)	100	3,461
PRA Group, Inc.(a)	252	13,336
Regional Management Corp.(a)	100	1,550
Santander Consumer USA Holdings, Inc.(a)	500	10,210
Springleaf Holdings, Inc.(a)	300	13,116
Synchrony Financial(a)	700	21,910
World Acceptance Corp.(a)	37	993
SLM Corp.(a)	2,200	16,280

		169,383

Containers & Packaging – 0.8%
AptarGroup, Inc.	326	21,503
Berry Plastics Group, Inc.(a)	600	18,042
Crown Holdings, Inc.(a)	700	32,025
Graphic Packaging Holding Co.	1,700	21,743
Greif, Inc. (Class A)	200	6,382
Myers Industries, Inc.	100	1,340
Packaging Corp. of America	500	30,080
Silgan Holdings, Inc.	200	10,408
Sonoco Products Co.	500	18,870
Bemis Co., Inc.	500	19,785

		180,178

Distributors – 0.3%
Core-Mark Holding Co., Inc.	100	6,545
LKQ Corp.(a)	1,600	45,376
Pool Corp.	227	16,412

		68,333

Diversified Consumer Services – 0.7%
2U, Inc.(a)	100	3,590
American Public Education, Inc.(a)	100	2,345
Ascent Capital Group, Inc.(a)	100	2,738
Bright Horizons Family Solutions, Inc.(a)	200	12,848
Capella Education Co.	100	4,952
Career Education Corp.(a)	300	1,128
Carriage Services, Inc.	100	2,159
Chegg, Inc.(a)	400	2,884
Grand Canyon Education, Inc.(a)	245	9,308
Houghton Mifflin Harcourt Co.(a)	700	14,217
K12, Inc.(a)	200	2,488
LifeLock, Inc.(a)	500	4,380
Regis Corp.(a)	200	2,620
Service Corp. International	1,054	28,563
ServiceMaster Global Holdings, Inc.(a)	600	20,130
Sotheby’s	300	9,594
Steiner Leisure, Ltd.(a)	100	6,318
Strayer Education, Inc.(a)	100	5,497
Apollo Education Group, Inc.(a)	500	5,530
DeVry Education Group, Inc.	300	8,163
Graham Holdings Co.	18	10,386

		159,838

Diversified Financial Services – 0.6%
CBOE Holdings, Inc.	435	29,180
FNFV Group(a)	400	4,688

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Diversified Financial Services – (continued)
GAIN Capital Holdings, Inc.	200	$1,456
MarketAxess Holdings, Inc.	200	18,576
MSCI, Inc.	600	35,676
NewStar Financial, Inc.(a)	100	820
PICO Holdings, Inc.(a)	100	968
Tiptree Financial, Inc.	200	1,280
Voya Financial, Inc.	1,200	46,524

		139,168

Diversified Telecommunication Services – 0.4%
8x8, Inc.(a)	400	3,308
Atlantic Tele-Network, Inc.	100	7,393
Cincinnati Bell, Inc.(a)	1,100	3,432
Cogent Communications Holdings, Inc.	300	8,148
Consolidated Communications Holdings, Inc.	300	5,781
FairPoint Communications, Inc.(a)	100	1,541
General Communication, Inc. (Class A)(a)	200	3,452
Globalstar, Inc.(a)	2,400	3,768
Hawaiian Telcom Holdco, Inc.(a)	100	2,078
IDT Corp. (Class B)	100	1,430
inContact, Inc.(a)	300	2,253
Inteliquent, Inc.	200	4,466
Intelsat SA(a)	147	945
Iridium Communications, Inc.(a)	400	2,460
Lumos Networks Corp.(a)	100	1,216
ORBCOMM, Inc.(a)	300	1,674
Pacific DataVision, Inc.(a)	100	2,990
Premiere Global Services, Inc.(a)	200	2,748
Straight Path Communications, Inc.(a)	100	4,041
Vonage Holdings Corp.(a)	900	5,292
Windstream Holdings, Inc.	500	3,070
Zayo Group Holdings, Inc.(a)	800	20,288

		91,774

Electric Utilities – 1.1%
ALLETE, Inc.	254	12,825
Cleco Corp.	300	15,972
El Paso Electric Co.	200	7,364
Empire District Electric Co.	200	4,406
Great Plains Energy, Inc.	800	21,616
Hawaiian Electric Industries, Inc.	560	16,066
IDACORP, Inc.	300	19,413
ITC Holdings Corp.	800	26,672
MGE Energy, Inc.	200	8,238
OGE Energy Corp.	1,100	30,096
Otter Tail Corp.	200	5,212
PNM Resources, Inc.	400	11,220
Portland General Electric Co.	500	18,485
UIL Holdings Corp.	300	15,081
Unitil Corp.	100	3,688
Westar Energy, Inc.	700	26,908

		243,262

Electrical Equipment – 0.7%
Acuity Brands, Inc.	226	39,681
AZZ, Inc.	134	6,525
Babcock & Wilcox Enterprises, Inc.(a)	300	5,040
Encore Wire Corp.	100	3,267
EnerSys	232	12,431
Franklin Electric Co., Inc.	249	6,780
Generac Holdings, Inc.(a)	400	12,036
General Cable Corp.	200	2,380
Hubbell, Inc. (Class B)	300	25,485
Plug Power, Inc.(a)	900	1,647
Powell Industries, Inc.	100	3,010
PowerSecure International, Inc.(a)	100	1,152
Regal Beloit Corp.	234	13,209
SolarCity Corp.(a)	300	12,813
Thermon Group Holdings, Inc.(a)	200	4,110

		149,566

Electronic Equipment, Instruments & Components – 2.2%
Anixter International, Inc.(a)	149	8,609
Arrow Electronics, Inc.(a)	500	27,640
Avnet, Inc.	700	29,876
AVX Corp.	200	2,618
Badger Meter, Inc.	100	5,806
Belden, Inc.	200	9,338
Benchmark Electronics, Inc.(a)	300	6,528
CDW Corp.	700	28,602
Checkpoint Systems, Inc.(a)	200	1,450
Cognex Corp.	454	15,604
Coherent, Inc.(a)	124	6,783
CTS Corp.	200	3,702
Daktronics, Inc.	200	1,734
Dolby Laboratories, Inc. (Class A)	300	9,780
DTS, Inc.(a)	100	2,670
Fabrinet(a)	200	3,666
FARO Technologies, Inc.(a)	100	3,500
FEI Co.	217	15,850
Fitbit, Inc.(a)	200	7,538
GSI Group, Inc.(a)	200	2,546
II-VI, Inc.(a)	300	4,824
Ingram Micro, Inc. (Class A)	800	21,792
Insight Enterprises, Inc.(a)	200	5,170
InvenSense, Inc.(a)	400	3,716
IPG Photonics Corp.(a)	200	15,194
Itron, Inc.(a)	200	6,382
Keysight Technologies, Inc.(a)	900	27,756
Kimball Electronics, Inc.(a)	100	1,193
Knowles Corp.(a)	400	7,372
Littelfuse, Inc.	118	10,756
Mercury Systems, Inc.(a)	200	3,182
Mesa Laboratories, Inc.	15	1,671
Methode Electronics, Inc.	200	6,380
MTS Systems Corp.	100	6,011
National Instruments Corp.	600	16,674
Newport Corp.(a)	200	2,750
OSI Systems, Inc.(a)	100	7,696
Park Electrochemical Corp.	100	1,759
PC Connection, Inc.(a)	100	2,073
Plexus Corp.(a)	200	7,716
RealD, Inc.(a)	200	1,922
Rofin-Sinar Technologies, Inc.(a)	200	5,186
Rogers Corp.(a)	100	5,318
Sanmina Corp.(a)	400	8,548
ScanSource, Inc.(a)	149	5,283
SYNNEX Corp.	150	12,759
Tech Data Corp.(a)	200	13,700
Trimble Navigation, Ltd.(a)	1,400	22,988

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Electronic Equipment, Instruments & Components – (continued)
TTM Technologies, Inc.(a)	300	$1,869
Universal Display Corp.(a)	200	6,780
Vishay Intertechnology, Inc.	700	6,783
Vishay Precision Group, Inc.(a)	100	1,159
Zebra Technologies Corp. (Class A)(a)	300	22,965
Jabil Circuit, Inc.	1,000	22,370

		491,537

Energy Equipment & Services – 1.0%
Atwood Oceanics, Inc.	300	4,443
Basic Energy Services, Inc.(a)	200	660
Bristow Group, Inc.	200	5,232
C&J Energy Services, Ltd.(a)	300	1,056
CARBO Ceramics, Inc.	100	1,899
Dril-Quip, Inc.(a)	200	11,644
Era Group, Inc.(a)	100	1,497
Exterran Holdings, Inc.	400	7,200
Fairmount Santrol Holdings, Inc.(a)	300	810
Forum Energy Technologies, Inc.(a)	300	3,663
Frank’s International NV	200	3,066
Geospace Technologies Corp.(a)	100	1,381
Gulfmark Offshore, Inc. (Class A)	200	1,222
Helix Energy Solutions Group, Inc.(a)	500	2,395
Hornbeck Offshore Services, Inc.(a)	200	2,706
Matrix Service Co.(a)	100	2,247
McDermott International, Inc.(a)	1,200	5,160
Natural Gas Services Group, Inc.(a)	100	1,930
Newpark Resources, Inc.(a)	400	2,048
Oceaneering International, Inc.	500	19,640
Oil States International, Inc.(a)	300	7,839
Parker Drilling Co.(a)	600	1,578
Patterson-UTI Energy, Inc.	800	10,512
PHI, Inc.(a)	100	1,888
Pioneer Energy Services Corp.(a)	500	1,050
RigNet, Inc.(a)	100	2,550
RPC, Inc.(a)	300	2,655
SEACOR Holdings, Inc.(a)	100	5,981
Seadrill, Ltd.(a)	1,900	11,210
Superior Energy Services, Inc.	800	10,104
Tesco Corp.	200	1,428
TETRA Technologies, Inc.(a)	400	2,364
Tidewater, Inc.	200	2,628
Unit Corp.(a)	300	3,378
US Silica Holdings, Inc.	300	4,227
Weatherford International PLC(a)	4,040	34,259
Nabors Industries, Ltd.	1,700	16,065
Noble Corp. PLC	1,300	14,183
Rowan Cos. PLC (Class A)	700	11,305

		225,103

Food & Staples Retailing – 0.6%
Andersons, Inc.	148	5,041
Casey’s General Stores, Inc.	200	20,584
Chefs’ Warehouse, Inc.(a)	100	1,416
Fresh Market, Inc.(a)	200	4,518
Ingles Markets, Inc. (Class A)	100	4,783
Natural Grocers by Vitamin Cottage, Inc.(a)	100	2,269
PriceSmart, Inc.	100	7,734
Rite Aid Corp.(a)	5,162	31,333
Smart & Final Stores, Inc.(a)	100	1,571
SpartanNash Co.	200	5,170
Sprouts Farmers Market, Inc.(a)	800	16,880
United Natural Foods, Inc.(a)	300	14,553
Weis Markets, Inc.	100	4,175
SUPERVALU, Inc.(a)	1,300	9,334

		129,361

Food Products – 1.6%
B&G Foods, Inc.	300	10,935
Blue Buffalo Pet Products, Inc.(a)	200	3,582
Boulder Brands, Inc.(a)	300	2,457
Bunge, Ltd.	749	54,902
Cal-Maine Foods, Inc.	200	10,922
Calavo Growers, Inc.	100	4,464
Darling Ingredients, Inc.(a)	800	8,992
Dean Foods Co.	500	8,260
Diamond Foods, Inc.(a)	200	6,172
Flowers Foods, Inc.	900	22,266
Fresh Del Monte Produce, Inc.	200	7,902
Freshpet, Inc.(a)	100	1,050
Hain Celestial Group, Inc.(a)	535	27,606
Ingredion, Inc.	400	34,924
J&J Snack Foods Corp.	100	11,366
John B Sanfilippo & Son, Inc.(a)	43	2,204
Lancaster Colony Corp.	100	9,748
Landec Corp.(a)	100	1,167
Limoneira Co.	100	1,673
Omega Protein Corp.(a)	100	1,697
Pilgrim’s Pride Corp.(a)	300	6,234
Pinnacle Foods, Inc.	600	25,128
Post Holdings, Inc.(a)	300	17,730
Sanderson Farms, Inc.	100	6,857
Seaboard Corp.(a)	2	6,158
Seneca Foods Corp. (Class A)(a)	100	2,635
Snyder’s-Lance, Inc.	255	8,601
Tootsie Roll Industries, Inc.	100	3,129
TreeHouse Foods, Inc.(a)	224	17,425
WhiteWave Foods Co.(a)	900	36,135

		362,321

Gas Utilities – 0.9%
Atmos Energy Corp.	527	30,661
Chesapeake Utilities Corp.	100	5,308
Laclede Group, Inc.	200	10,906
National Fuel Gas Co.	440	21,991
New Jersey Resources Corp.	500	15,015
Northwest Natural Gas Co.	143	6,555
ONE Gas, Inc.	300	13,599
Piedmont Natural Gas Co., Inc.	400	16,028
South Jersey Industries, Inc.	400	10,100
Southwest Gas Corp.	244	14,230
UGI Corp.	900	31,338
WGL Holdings, Inc.	300	17,301
Questar Corp.	900	17,469

		210,501

Health Care Equipment & Supplies – 2.8%
Wright Medical Group NV(a)	200	4,078
Abaxis, Inc.	100	4,399
ABIOMED, Inc.(a)	218	20,222
Accuray, Inc.(a)	400	1,998
Alere, Inc.(a)	444	21,379

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Health Care Equipment & Supplies – (continued)
Align Technology, Inc.(a)	400	$22,704
Analogic Corp.	100	8,204
AngioDynamics, Inc.(a)	100	1,319
Anika Therapeutics, Inc.(a)	100	3,183
Antares Pharma, Inc.(a)	800	1,360
AtriCure, Inc.(a)	200	4,382
Atrion Corp.	7	2,625
Cantel Medical Corp.	200	11,340
Cardiovascular Systems, Inc.(a)	200	3,168
Cerus Corp.(a)	500	2,270
CONMED Corp.	144	6,874
Cooper Cos., Inc.	252	37,513
CryoLife, Inc.	200	1,946
Cutera, Inc.(a)	100	1,308
Cyberonics, Inc.(a)	136	8,266
Cynosure, Inc. (Class A)(a)	100	3,004
DexCom, Inc.(a)	400	34,344
Endologix, Inc.(a)	300	3,678
Exactech, Inc.(a)	100	1,743
GenMark Diagnostics, Inc.(a)	200	1,574
Globus Medical, Inc. (Class A)(a)	358	7,396
Greatbatch, Inc.(a)	133	7,504
Haemonetics Corp.(a)	300	9,696
Halyard Health, Inc.(a)	300	8,532
HeartWare International, Inc.(a)	100	5,231
Hill-Rom Holdings, Inc.	300	15,597
Hologic, Inc.(a)	1,300	50,869
ICU Medical, Inc.(a)	100	10,950
IDEXX Laboratories, Inc.(a)	500	37,125
Inogen, Inc.(a)	100	4,855
Insulet Corp.(a)	300	7,773
Integra LifeSciences Holdings Corp.(a)	134	7,980
Invacare Corp.	200	2,894
InVivo Therapeutics Holdings Corp.(a)	100	862
K2M Group Holdings, Inc.(a)	100	1,860
LDR Holding Corp.(a)	100	3,453
LeMaitre Vascular, Inc.	100	1,219
Masimo Corp.(a)	200	7,712
Meridian Bioscience, Inc.	200	3,420
Merit Medical Systems, Inc.(a)	200	4,782
Natus Medical, Inc.(a)	200	7,890
Neogen Corp.(a)	200	8,998
Nevro Corp.(a)	100	4,639
NuVasive, Inc.(a)	252	12,151
NxStage Medical, Inc.(a)	300	4,731
OraSure Technologies, Inc.(a)	300	1,332
Orthofix International NV(a)	100	3,375
Oxford Immunotec Global PLC(a)	100	1,350
Quidel Corp.(a)	100	1,888
ResMed, Inc.	735	37,456
Rockwell Medical, Inc.(a)	300	2,313
RTI Surgical, Inc.(a)	300	1,704
Second Sight Medical Products, Inc.(a)	100	593
Sirona Dental Systems, Inc.(a)	300	28,002
Spectranetics Corp.(a)	200	2,358
STAAR Surgical Co.(a)	200	1,552
STERIS Corp.	300	19,491
SurModics, Inc.(a)	100	2,184
Tandem Diabetes Care, Inc.(a)	100	881
Teleflex, Inc.	217	26,953
Thoratec Corp.(a)	300	18,978
Vascular Solutions, Inc.(a)	100	3,241
West Pharmaceutical Services, Inc.	400	21,648
Wright Medical Group, Inc.(a)	300	6,306
Zeltiq Aesthetics, Inc.(a)	200	6,406

		639,011

Health Care Providers & Services – 2.2%
Acadia Healthcare Co., Inc.(a)	300	19,881
Aceto Corp.	200	5,490
Adeptus Health, Inc.(a)	32	2,584
Air Methods Corp.(a)	200	6,818
Almost Family, Inc.(a)	37	1,482
Amedisys, Inc.(a)	147	5,582
AMN Healthcare Services, Inc.(a)	248	7,442
Amsurg Corp.(a)	252	19,583
BioTelemetry, Inc.(a)	100	1,224
Brookdale Senior Living, Inc.(a)	960	22,042
Capital Senior Living Corp.(a)	200	4,010
Centene Corp.(a)	621	33,677
Chemed Corp.	100	13,347
Civitas Solutions, Inc.(a)	100	2,292
Community Health Systems, Inc.(a)	600	25,662
CorVel Corp.(a)	45	1,453
Cross Country Healthcare, Inc.(a)	200	2,722
Diplomat Pharmacy, Inc.(a)	200	5,746
Ensign Group, Inc.	133	5,670
Envision Healthcare Holdings, Inc.(a)	968	35,613
ExamWorks Group, Inc.(a)	200	5,848
Genesis Healthcare, Inc.(a)	200	1,226
Hanger, Inc.(a)	200	2,728
Health Net, Inc.(a)	400	24,088
HealthEquity, Inc.(a)	200	5,910
HealthSouth Corp.	500	19,185
Healthways, Inc.(a)	200	2,224
IPC Healthcare, Inc.(a)	100	7,769
Kindred Healthcare, Inc.	400	6,300
Landauer, Inc.	100	3,699
LHC Group, Inc.(a)	100	4,477
LifePoint Health, Inc.(a)	231	16,378
Magellan Health, Inc.(a)	142	7,871
MEDNAX, Inc.(a)	500	38,395
Molina Healthcare, Inc.(a)	200	13,770
National HealthCare Corp.	100	6,089
National Research Corp. (Class A)	100	1,194
Owens & Minor, Inc.	300	9,582
Premier, Inc. (Class A)(a)	200	6,874
Providence Service Corp.(a)	100	4,358
RadNet, Inc.(a)	200	1,110
Select Medical Holdings Corp.(a)	500	5,395
Surgical Care Affiliates, Inc.(a)	100	3,269
Team Health Holdings, Inc.(a)	400	21,612
Triple-S Management Corp. (Class B)(a)	100	1,781
Universal American Corp.(a)	300	2,052
US Physical Therapy, Inc.	100	4,489
VCA, Inc.(a)	428	22,534
WellCare Health Plans, Inc.(a)	230	19,821
PharMerica Corp.(a)	200	5,694

		498,042

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Health Care Technology – 0.5%
Allscripts Healthcare Solutions, Inc.(a)	900	$11,160
athenahealth, Inc.(a)	200	26,670
Castlight Health, Inc. (Class B)(a)	200	840
Computer Programs & Systems, Inc.	100	4,213
HealthStream, Inc.(a)	100	2,181
HMS Holdings Corp.(a)	500	4,385
IMS Health Holdings, Inc.(a)	700	20,370
Inovalon Holdings, Inc. (Class A)(a)	100	2,083
MedAssets, Inc.(a)	300	6,018
Medidata Solutions, Inc.(a)	300	12,633
Merge Healthcare, Inc.(a)	400	2,840
Omnicell, Inc.(a)	200	6,220
Press Ganey Holdings, Inc.(a)	100	2,959
Quality Systems, Inc.	300	3,744
Veeva Systems, Inc. (Class A)(a)	400	9,364
Vocera Communications, Inc.(a)	134	1,529

		117,209

Hotels, Restaurants & Leisure – 3.2%
Aramark	1,000	29,640
Belmond, Ltd. (Class A)(a)	500	5,055
Biglari Holdings, Inc.(a)	10	3,657
BJ’s Restaurants, Inc.(a)	100	4,303
Bloomin’ Brands, Inc.	700	12,726
Bob Evans Farms, Inc.	100	4,335
Boyd Gaming Corp.(a)	400	6,520
Bravo Brio Restaurant Group, Inc.(a)	100	1,127
Brinker International, Inc.	300	15,801
Buffalo Wild Wings, Inc.(a)	100	19,343
Caesars Acquisition Co. (Class A)(a)	200	1,420
Caesars Entertainment Corp.(a)	300	1,767
Carrols Restaurant Group, Inc.(a)	200	2,380
Cheesecake Factory, Inc.	254	13,706
Choice Hotels International, Inc.	200	9,530
Churchill Downs, Inc.	100	13,381
Chuy’s Holdings, Inc.(a)	100	2,840
ClubCorp Holdings, Inc.	200	4,292
Cracker Barrel Old Country Store, Inc.	100	14,728
Dave & Buster’s Entertainment, Inc.(a)	100	3,783
Del Frisco’s Restaurant Group, Inc.(a)	100	1,389
Denny’s Corp.(a)	400	4,412
Diamond Resorts International, Inc.(a)	200	4,678
DineEquity, Inc.	100	9,166
Domino’s Pizza, Inc.	300	32,373
Dunkin’ Brands Group, Inc.	500	24,500
El Pollo Loco Holdings, Inc.(a)	100	1,078
Eldorado Resorts, Inc.(a)	200	1,804
Extended Stay America, Inc.	300	5,034
Fiesta Restaurant Group, Inc.(a)	140	6,352
Habit Restaurants, Inc. (Class A)(a)	100	2,141
Hilton Worldwide Holdings, Inc.	2,808	64,416
Hyatt Hotels Corp. (Class A)(a)	200	9,420
International Game Technology PLC	500	7,665
International Speedway Corp. (Class A)	146	4,631
Interval Leisure Group, Inc.	200	3,672
Isle of Capri Casinos, Inc.(a)	100	1,744
J. Alexander’s Holdings, Inc.(a)	69	689
Jack in the Box, Inc.	200	15,408
Jamba, Inc.(a)	100	1,425
Krispy Kreme Doughnuts, Inc.(a)	300	4,389
La Quinta Holdings, Inc.(a)	500	7,890
Las Vegas Sands Corp.	1,900	72,143
Marcus Corp.	100	1,934
MGM Resorts International(a)	2,400	44,280
Monarch Casino & Resort, Inc.(a)	100	1,797
Noodles & Co.(a)	100	1,416
Norwegian Cruise Line Holdings, Ltd.(a)	700	40,110
Panera Bread Co. (Class A)(a)	132	25,530
Papa John’s International, Inc.	151	10,340
Penn National Gaming, Inc.(a)	400	6,712
Pinnacle Entertainment, Inc.(a)	300	10,152
Planet Fitness, Inc. (Class A)(a)	100	1,714
Popeyes Louisiana Kitchen, Inc.(a)	100	5,636
Potbelly Corp.(a)	100	1,101
Red Robin Gourmet Burgers, Inc.(a)	100	7,574
Ruby Tuesday, Inc.(a)	300	1,863
Ruth’s Hospitality Group, Inc.	200	3,248
Scientific Games Corp. (Class A)(a)	300	3,135
SeaWorld Entertainment, Inc.	400	7,124
Shake Shack, Inc. (Class A)(a)	30	1,422
Six Flags Entertainment Corp.	400	18,312
Sonic Corp.	300	6,885
Speedway Motorsports, Inc.	100	1,805
Texas Roadhouse, Inc.	400	14,880
Vail Resorts, Inc.	200	20,936
Wendy’s Co.	1,100	9,515
Zoe’s Kitchen, Inc.(a)	100	3,949
Marriott Vacations Worldwide Corp.	135	9,199

		717,322

Household Durables – 1.3%
Bassett Furniture Industries, Inc.	100	2,785
Beazer Homes USA, Inc.(a)	100	1,333
Cavco Industries, Inc.(a)	46	3,132
Century Communities, Inc.(a)	100	1,985
CSS Industries, Inc.	100	2,634
Ethan Allen Interiors, Inc.	100	2,641
GoPro, Inc. (Class A)(a)	500	15,610
Green Brick Partners, Inc.(a)	100	1,083
Helen of Troy, Ltd.(a)	149	13,306
Hooker Furniture Corp.	100	2,354
Installed Building Products, Inc.(a)	100	2,528
iRobot Corp. (a)	200	5,828
Jarden Corp. (a)	1,100	53,768
La-Z-Boy, Inc.	300	7,968
LGI Homes, Inc.(a)	100	2,719
Libbey, Inc.	100	3,261
Lifetime Brands, Inc.	100	1,398
M/I Homes, Inc.(a)	100	2,358
MDC Holdings, Inc.	200	5,236
Meritage Homes Corp.(a)	200	7,304
NVR, Inc.(a)	21	32,030
Ryland Group, Inc.	244	9,962
Standard Pacific Corp.(a)	700	5,600
Taylor Morrison Home Corp. (Class A)(a)	200	3,732
Tempur Sealy International, Inc.(a)	300	21,429
Toll Brothers, Inc.(a)	900	30,816
TopBuild Corp.(a)	200	6,194
TRI Pointe Group, Inc.(a)	800	10,472

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Household Durables – (continued)
Tupperware Brands Corp.	300	$14,847
Universal Electronics, Inc.(a)	100	4,203
WCI Communities, Inc.(a)	100	2,263
William Lyon Homes (Class A)(a)	100	2,060
ZAGG, Inc.(a)	200	1,358
KB Home	400	5,420

		289,617

Household Products – 0.5%
Central Garden & Pet Co. (Class A)(a)	200	3,222
Church & Dwight Co., Inc.	700	58,730
Energizer Holdings, Inc.	300	11,613
HRG Group, Inc.(a)	400	4,692
Orchids Paper Products Co.	100	2,610
Spectrum Brands Holdings, Inc.	132	12,079
WD-40 Co.	100	8,907

		101,853

Independent Power & Renewable Electricity Producers – 0.4%
Abengoa Yield PLC	300	4,965
Atlantic Power Corp.	600	1,116
Calpine Corp.(a)	2,000	29,200
Dynegy, Inc.(a)	700	14,469
NRG Yield, Inc. (Class A)	200	2,230
NRG Yield, Inc. (Class C)	300	3,483
Ormat Technologies, Inc.	200	6,806
Pattern Energy Group, Inc.	300	5,727
Talen Energy Corp.(a)	400	4,040
TerraForm Global, Inc. (Class A)(a)	200	1,333
TerraForm Power, Inc. (Class A)(a)	300	4,266
Vivint Solar, Inc.(a)	100	1,048

		78,683

Industrial Conglomerates – 0.1%
Carlisle Cos., Inc.	339	29,622
Raven Industries, Inc.	200	3,390

		33,012

Insurance – 4.3%
Alleghany Corp.(a)	84	39,321
Allied World Assurance Co. Holdings AG	500	19,085
Ambac Financial Group, Inc.(a)	200	2,894
American Equity Investment Life Holding Co.	400	9,324
American Financial Group, Inc.	400	27,564
American National Insurance Co.	38	3,710
AMERISAFE, Inc.	100	4,973
AmTrust Financial Services, Inc.	200	12,596
Arch Capital Group, Ltd.(a)	647	47,535
Argo Group International Holdings, Ltd.	146	8,262
Arthur J Gallagher & Co.	900	37,152
Aspen Insurance Holdings, Ltd.	300	13,941
Assured Guaranty, Ltd.	800	20,000
Atlas Financial Holdings, Inc.(a)	100	1,850
Axis Capital Holdings, Ltd.	526	28,257
Brown & Brown, Inc.	600	18,582
Citizens, Inc.(a)	300	2,226
CNA Financial Corp.	140	4,890
CNO Financial Group, Inc.	1,000	18,810
eHealth, Inc.(a)	100	1,281
Employers Holdings, Inc.	200	4,458
Endurance Specialty Holdings, Ltd.	324	19,774
Enstar Group, Ltd.(a)	47	7,050
Erie Indemnity Co. (Class A)	127	10,533
Everest Re Group, Ltd.	232	40,215
FBL Financial Group, Inc. (Class A)	50	3,076
Federated National Holding Co.	100	2,402
Fidelity & Guaranty Life	100	2,454
First American Financial Corp.	600	23,442
FNF Group	1,462	51,857
Global Indemnity PLC(a)	100	2,617
Greenlight Capital Re, Ltd. (Class A)(a)	200	4,456
Hanover Insurance Group, Inc.	231	17,949
HCC Insurance Holdings, Inc.	500	38,735
HCI Group, Inc.	45	1,745
Heritage Insurance Holdings, Inc.(a)	100	1,973
Horace Mann Educators Corp.	200	6,644
Infinity Property & Casualty Corp.	100	8,054
James River Group Holdings, Ltd.	100	2,689
Kemper Corp.	200	7,074
Maiden Holdings, Ltd.	300	4,164
Markel Corp.(a)	73	58,536
Mercury General Corp.	141	7,122
National General Holdings Corp.	200	3,858
National Western Life Insurance Co. (Class A)(a)	12	2,672
Navigators Group, Inc.(a)	100	7,798
Old Republic International Corp.	1,400	21,896
OneBeacon Insurance Group, Ltd. (Class A)	100	1,404
PartnerRe, Ltd.(a)	249	34,581
Primerica, Inc.	300	13,521
ProAssurance Corp.	300	14,721
RenaissanceRe Holdings, Ltd.	240	25,517
RLI Corp.	200	10,706
Safety Insurance Group, Inc.	100	5,415
Selective Insurance Group, Inc.	300	9,318
StanCorp Financial Group, Inc.	220	25,124
State Auto Financial Corp.	100	2,281
State National Cos., Inc.	200	1,870
Stewart Information Services Corp.	100	4,091
Symetra Financial Corp.	400	12,656
Third Point Reinsurance, Ltd.(a)	400	5,380
United Fire Group, Inc.	100	3,505
United Insurance Holdings Corp.	100	1,315
Universal Insurance Holdings, Inc.	200	5,908
Validus Holdings, Ltd.	441	19,876
White Mountains Insurance Group, Ltd.	31	23,166
WR Berkley Corp.	500	27,185
MBIA, Inc.(a)	800	4,864
Reinsurance Group of America, Inc.	345	31,254

		969,154

Internet & Catalog Retail – 0.7%
1-800-Flowers.com, Inc. (Class A)(a)	200	1,820
Blue Nile, Inc.(a)	100	3,354
Etsy, Inc.(a)	100	1,369
FTD Cos., Inc.(a)	100	2,980
Groupon, Inc.(a)	2,500	8,150

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Internet & Catalog Retail – (continued)
HSN, Inc.	200	$11,448
Lands’ End, Inc.(a)	100	2,701
Liberty Interactive Corp. QVC Group (Class A)(a)	2,564	67,254
Liberty TripAdvisor Holdings, Inc. (Class A)(a)	400	8,868
Liberty Ventures(a)	739	29,819
Nutrisystem, Inc.	151	4,004
Overstock.com, Inc.(a)	100	1,716
PetMed Express, Inc.	100	1,610
Shutterfly, Inc.(a)	200	7,150
Travelport Worldwide, Ltd.	500	6,610
Wayfair, Inc. (Class A)(a)	100	3,506
zulily, Inc. (Class A)(a)	300	5,220

		167,579

Internet Software & Services – 2.3%
Actua Corp.(a)	200	2,352
Bankrate, Inc.(a)	300	3,105
Bazaarvoice, Inc.(a)	300	1,353
Benefitfocus, Inc.(a)	41	1,281
Blucora, Inc.(a)	200	2,754
Box, Inc. (Class A)(a)	100	1,258
ChannelAdvisor Corp.(a)	100	994
Cimpress NV(a)	200	15,222
comScore, Inc.(a)	200	9,230
Constant Contact, Inc.(a)	200	4,848
Cornerstone OnDemand, Inc.(a)	300	9,900
CoStar Group, Inc.(a)	169	29,247
Coupons.com, Inc.(a)	300	2,700
Cvent, Inc.(a)	100	3,366
Demandware, Inc.(a)	200	10,336
DHI Group, Inc.(a)	200	1,462
EarthLink Holdings Corp.	500	3,890
Endurance International Group Holdings, Inc.(a)	300	4,008
Envestnet, Inc.(a)	200	5,994
Everyday Health, Inc.(a)	100	914
GoDaddy, Inc. (Class A)(a)	100	2,521
Gogo, Inc.(a)	300	4,584
GrubHub, Inc.(a)	400	9,736
GTT Communications, Inc.(a)	100	2,326
HomeAway, Inc.(a)	500	13,270
IAC/InterActiveCorp	400	26,108
Internap Corp.(a)	300	1,839
Intralinks Holdings, Inc.(a)	200	1,658
j2 Global, Inc.	251	17,783
LinkedIn Corp. (Class A)(a)	571	108,564
Liquidity Services, Inc.(a)	200	1,478
LivePerson, Inc.(a)	300	2,268
LogMeIn, Inc.(a)	128	8,725
Marketo, Inc.(a)	200	5,684
NIC, Inc.(a)	300	5,313
OPOWER, Inc.(a)	7	63
Pandora Media, Inc.(a)	1,100	23,474
Q2 Holdings, Inc.(a)	100	2,472
Rackspace Hosting, Inc.(a)	700	17,276
RetailMeNot, Inc.(a)	200	1,648
SciQuest, Inc.(a)	100	1,000
Shutterstock, Inc.(a)	100	3,024
SPS Commerce, Inc.(a)	100	6,789
Stamps.com, Inc.(a)	100	7,401
Textura Corp.(a)	100	2,584
TrueCar, Inc.(a)	255	1,329
Twitter, Inc.(a)	3,050	82,167
United Online, Inc.(a)	100	1,000
Web.com Group, Inc.(a)	200	4,216
WebMD Health Corp.(a)	200	7,968
Wix.com, Ltd.(a)	100	1,742
XO Group, Inc.(a)	100	1,413
Xoom Corp.(a)	200	4,976
Yelp, Inc.(a)	400	8,664
Zillow Group, Inc. (Class A)(a)	229	6,579
Zillow Group, Inc. (Class C)(a)	458	12,366
Monster Worldwide, Inc.(a)	500	3,210

		527,432

IT Services – 2.9%
Acxiom Corp.(a)	400	7,904
Amdocs, Ltd.	800	45,504
Black Knight Financial Services, Inc. (Class A)(a)	100	3,255
Blackhawk Network Holdings, Inc.(a)	300	12,717
Booz Allen Hamilton Holding Corp.	600	15,726
Broadridge Financial Solutions, Inc.	626	34,649
CACI International, Inc. (Class A)(a)	126	9,320
Cardtronics, Inc.(a)	200	6,540
Cass Information Systems, Inc.	100	4,913
Ciber, Inc.(a)	400	1,272
CoreLogic, Inc.(a)	500	18,615
CSG Systems International, Inc.	200	6,160
DST Systems, Inc.	200	21,028
EPAM Systems, Inc.(a)	255	19,003
Euronet Worldwide, Inc.(a)	300	22,227
Everi Holdings, Inc.(a)	300	1,539
EVERTEC, Inc.	300	5,421
ExlService Holdings, Inc.(a)	200	7,386
FleetCor Technologies, Inc.(a)	500	68,810
Forrester Research, Inc.	100	3,144
Gartner, Inc.(a)	433	36,342
Genpact, Ltd.(a)	800	18,888
Global Payments, Inc.	347	39,811
Hackett Group, Inc.	100	1,375
Heartland Payment Systems, Inc.	200	12,602
Jack Henry & Associates, Inc.	426	29,654
Leidos Holdings, Inc.	348	14,376
Lionbridge Technologies, Inc.(a)	300	1,482
Luxoft Holding, Inc.(a)	100	6,329
ManTech International Corp. (Class A)	100	2,570
MAXIMUS, Inc.	344	20,489
MoneyGram International, Inc.(a)	153	1,227
NeuStar, Inc. (Class A)(a)	300	8,163
Perficient, Inc.(a)	200	3,086
Sabre Corp.	600	16,308
Science Applications International Corp.	240	9,650
ServiceSource International, Inc.(a)	300	1,200
Sykes Enterprises, Inc.(a)	200	5,100
Syntel, Inc.(a)	200	9,062
TeleTech Holdings, Inc.	100	2,679
Unisys Corp.(a)	300	3,570
Vantiv, Inc. (Class A)(a)	748	33,600

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
IT Services – (continued)
VeriFone Systems, Inc.(a)	600	$16,638
Virtusa Corp.(a)	200	10,262
WEX, Inc.(a)	200	17,368
Convergys Corp.	500	11,555

		648,519

Leisure Products – 0.5%
Arctic Cat, Inc.	100	2,218
Callaway Golf Co.	400	3,340
Escalade, Inc.	100	1,580
Malibu Boats, Inc. (Class A)(a)	100	1,398
Nautilus, Inc.(a)	200	3,000
Performance Sports Group, Ltd.(a)	200	2,684
Polaris Industries, Inc.	347	41,595
Smith & Wesson Holding Corp.(a)	300	5,061
Sturm Ruger & Co., Inc.	100	5,869
Vista Outdoor, Inc.(a)	333	14,795
Brunswick Corp.	500	23,945

		105,485

Life Sciences Tools & Services – 1.5%
Accelerate Diagnostics, Inc.(a)	100	1,618
Affymetrix, Inc.(a)	400	3,416
Albany Molecular Research, Inc.(a)	100	1,742
Bio-Rad Laboratories, Inc. (Class A)(a)	100	13,431
Bio-Techne Corp.	200	18,492
Bruker Corp.(a)	600	9,858
Cambrex Corp.(a)	200	7,936
Charles River Laboratories International, Inc.(a)	247	15,689
Fluidigm Corp.(a)	100	811
Illumina, Inc.(a)	751	132,041
Luminex Corp.(a)	200	3,382
Mettler-Toledo International, Inc.(a)	146	41,572
NanoString Technologies, Inc.(a)	100	1,600
NeoGenomics, Inc.(a)	300	1,719
Pacific Biosciences of California, Inc.(a)	300	1,098
PAREXEL International Corp.(a)	300	18,576
PRA Health Sciences, Inc.(a)	100	3,883
QIAGEN NV(a)	1,200	30,960
Quintiles Transnational Holdings, Inc.(a)	400	27,828
Research Holdings, Inc. (Class A)(a)	100	4,000
Sequenom, Inc.(a)	600	1,050
VWR Corp.(a)	200	5,138

		345,840

Machinery – 2.9%
Actuant Corp. (Class A)	300	5,517
AGCO Corp.	400	18,652
Alamo Group, Inc.	50	2,338
Albany International Corp. (Class A)	148	4,234
Allison Transmission Holdings, Inc.	1,000	26,690
Altra Industrial Motion Corp.	100	2,312
American Railcar Industries, Inc.	49	1,772
Astec Industries, Inc.	100	3,351
Barnes Group, Inc.	300	10,815
Blount International, Inc.(a)	200	1,114
Briggs & Stratton Corp.	200	3,862
Chart Industries, Inc.(a)	200	3,842
CIRCOR International, Inc.	100	4,012
CLARCOR, Inc.	300	14,304
Colfax Corp.(a)	500	14,955
Columbus McKinnon Corp.	100	1,816
Crane Co.	251	11,699
Donaldson Co., Inc.	700	19,656
Douglas Dynamics, Inc.	100	1,986
EnPro Industries, Inc.	100	3,917
ESCO Technologies, Inc.	100	3,590
Federal Signal Corp.	300	4,113
FreightCar America, Inc.	100	1,716
Global Brass & Copper Holdings, Inc.	100	2,051
Gorman-Rupp Co.	100	2,397
Graco, Inc.	300	20,109
Graham Corp.	100	1,765
Greenbrier Cos., Inc.	138	4,431
Harsco Corp.	400	3,628
Hillenbrand, Inc.	300	7,803
Hyster-Yale Materials Handling, Inc.	49	2,834
IDEX Corp.	400	28,520
ITT Corp.	500	16,715
John Bean Technologies Corp.	152	5,814
Kadant, Inc.	100	3,901
Kennametal, Inc.	400	9,956
LB Foster Co. (Class A)	100	1,228
Lincoln Electric Holdings, Inc.	400	20,972
Lindsay Corp.	100	6,779
Lydall, Inc.(a)	100	2,849
Meritor, Inc.(a)	500	5,315
Middleby Corp.(a)	300	31,557
Milacron Holdings Corp.(a)	100	1,755
Miller Industries, Inc.	100	1,954
Mueller Industries, Inc.	300	8,874
Mueller Water Products, Inc. (Class A)	800	6,128
NN, Inc.	100	1,850
Nordson Corp.	300	18,882
Oshkosh Corp.	400	14,532
Proto Labs, Inc.(a)	121	8,107
RBC Bearings, Inc.(a)	122	7,287
Rexnord Corp.(a)	500	8,490
SPX Corp.(a)	200	2,384
SPX FLOW, Inc.(a)	200	6,886
Standex International Corp.	100	7,535
Sun Hydraulics Corp.	100	2,747
Tennant Co.	100	5,618
Timken Co.	400	10,996
Titan International, Inc.	200	1,322
Toro Co.	300	21,162
TriMas Corp.(a)	200	3,270
Trinity Industries, Inc.	800	18,136
Valmont Industries, Inc.	123	11,671
Wabash National Corp.(a)	300	3,177
Wabtec Corp.	500	44,025
Watts Water Technologies, Inc. (Class A)	147	7,765
Woodward, Inc.	341	13,879
Xerium Technologies, Inc.(a)	100	1,298
WABCO Holdings, Inc.(a)	300	31,449
Manitowoc Co., Inc.	700	10,500
Navistar International Corp.(a)	300	3,816
Terex Corp.	600	10,764

		641,146

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Marine – 0.1%
Golden Ocean Group, Ltd.(a)	300	$738
Kirby Corp.(a)	300	18,585
Matson, Inc.	200	7,698
Navios Maritime Holdings, Inc.	400	996
Scorpio Bulkers, Inc.(a)	1,600	2,336

		30,353

Media – 2.8%
AMC Entertainment Holdings, Inc. (Class A)	100	2,519
AMC Networks, Inc. (Class A)(a)	300	21,951
Cable One, Inc.(a)	18	7,550
Carmike Cinemas, Inc.(a)	100	2,009
Charter Communications, Inc. (Class A)(a)	400	70,340
Cinemark Holdings, Inc.	600	19,494
Clear Channel Outdoor Holdings, Inc. (Class A)(a)	200	1,426
DISH Network Corp. (Class A)(a)	1,135	66,216
DreamWorks Animation SKG, Inc. (Class A)(a)	400	6,980
Entercom Communications Corp. (Class A)(a)	200	2,032
Entravision Communications Corp. (Class A)	300	1,992
Eros International PLC(a)	147	3,997
EW Scripps Co. (Class A)	300	5,301
Global Eagle Entertainment, Inc.(a)	200	2,296
Gray Television, Inc.(a)	300	3,828
Harte-Hanks, Inc.	400	1,412
Hemisphere Media Group, Inc.(a)	100	1,360
IMAX Corp.(a)	300	10,137
John Wiley & Sons, Inc. (Class A)	241	12,057
Liberty Broadband Corp. (Class A)(a)	136	6,996
Liberty Broadband Corp. (Class C)(a)	346	17,705
Liberty Media Corp. (Class A)(a)	545	19,467
Liberty Media Corp. (Class C)(a)	1,046	36,045
Lions Gate Entertainment Corp.	500	18,400
Live Nation Entertainment, Inc.(a)	759	18,246
Loral Space & Communications, Inc.(a)	100	4,708
Madison Square Garden Co. (Class A)(a)	321	23,157
Martha Stewart Living Omnimedia, Inc. (Class A)(a)	200	1,192
MDC Partners, Inc. (Class A)	200	3,686
Media General, Inc.(a)	500	6,995
Morningstar, Inc.	100	8,026
National CineMedia, Inc.	300	4,026
New Media Investment Group, Inc.	200	3,092
Nexstar Broadcasting Group, Inc. (Class A)	200	9,470
Reading International, Inc. (Class A)(a)	100	1,267
Regal Entertainment Group (Class A)	400	7,476
Rentrak Corp.(a)	100	5,407
Scholastic Corp.	139	5,416
Sinclair Broadcast Group, Inc. (Class A)	400	10,128
Sirius XM Holdings, Inc.(a)	12,100	45,254
Starz (Class A)(a)	450	16,803
Thomson Reuters Corp.	1,700	68,442
Time, Inc.	600	11,430
Tribune Media Co. (Class A)	400	14,240
Tribune Publishing Co.	100	784
World Wrestling Entertainment, Inc. (Class A)	200	3,380
Gannett Co., Inc.	600	8,838
Meredith Corp.	200	8,516
New York Times Co. (Class A)	700	8,267

		639,756

Metals & Mining – 0.8%
Carpenter Technology Corp.	300	8,931
Century Aluminum Co.(a)	300	1,380
Coeur Mining, Inc.(a)	700	1,974
Commercial Metals Co.	600	8,130
Compass Minerals International, Inc.	200	15,674
Globe Specialty Metals, Inc.	300	3,639
Haynes International, Inc.	100	3,784
Hecla Mining Co.	1,900	3,743
Horsehead Holding Corp.(a)	300	912
Kaiser Aluminum Corp.	100	8,025
Materion Corp.	100	3,002
Real Industry, Inc.(a)	128	1,129
Reliance Steel & Aluminum Co.	400	21,604
Royal Gold, Inc.	338	15,879
Schnitzer Steel Industries, Inc. (Class A)	100	1,354
Southern Copper Corp.	600	16,032
Steel Dynamics, Inc.	1,300	22,334
Stillwater Mining Co.(a)	600	6,198
SunCoke Energy, Inc.	300	2,334
Tahoe Resources, Inc.	800	6,192
TimkenSteel Corp.	200	2,024
Worthington Industries, Inc.	300	7,944
AK Steel Holding Corp.(a)	900	2,169
Allegheny Technologies, Inc.	600	8,508
Cliffs Natural Resources, Inc.(a)	800	1,952
United States Steel Corp.	800	8,336

		183,183

Multi-utilities – 0.4%
Alliant Energy Corp.	600	35,094
Avista Corp.	300	9,975
Black Hills Corp.	200	8,268
MDU Resources Group, Inc.	1,000	17,200
NorthWestern Corp.	245	13,188
Vectren Corp.	400	16,804

		100,529

Multiline Retail – 0.3%
Burlington Stores, Inc.(a)	400	20,416
Fred’s, Inc. (Class A)	200	2,370
Tuesday Morning Corp.(a)	200	1,082
Big Lots, Inc.	300	14,376
Dillard’s, Inc. (Class A)	124	10,836
JC Penney Co., Inc.(a)	1,600	14,864
Sears Holdings Corp.(a)	100	2,260

		66,204

Oil, Gas & Consumable Fuels – 2.6%
Alon USA Energy, Inc.	200	3,614
Antero Resources Corp.(a)	400	8,464

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Ardmore Shipping Corp.	100	$1,208
Bill Barrett Corp.(a)	300	990
Bonanza Creek Energy, Inc.(a)	300	1,221
California Resources Corp.	1,600	4,160
Callon Petroleum Co.(a)	300	2,187
Carrizo Oil & Gas, Inc.(a)	300	9,162
Cheniere Energy, Inc.(a)	1,233	59,554
Clean Energy Fuels Corp.(a)	400	1,800
Cobalt International Energy, Inc.(a)	1,900	13,452
Concho Resources, Inc.(a)	626	61,536
Continental Resources, Inc.(a)	447	12,950
CVR Energy, Inc.	100	4,105
Delek US Holdings, Inc.	300	8,310
DHT Holdings, Inc.	500	3,710
Diamondback Energy, Inc.(a)	329	21,253
Dorian LPG, Ltd.(a)	100	1,031
Eclipse Resources Corp.(a)	400	780
Energen Corp.	400	19,944
EP Energy Corp. (Class A)(a)	200	1,030
Frontline, Ltd.(a)	600	1,614
GasLog, Ltd.	200	1,924
Golar LNG, Ltd.	500	13,940
Green Plains, Inc.	200	3,892
Gulfport Energy Corp.(a)	600	17,808
Halcon Resources Corp.(a)	1,900	1,007
HollyFrontier Corp.	1,000	48,840
Kosmos Energy, Ltd.(a)	800	4,464
Laredo Petroleum, Inc.(a)	600	5,658
Magnum Hunter Resources Corp.(a)	1,100	374
Matador Resources Co.(a)	400	8,296
Memorial Resource Development Corp.(a)	400	7,032
Navios Maritime Acquisition Corp.	400	1,408
Nordic American Tankers, Ltd.	500	7,600
Northern Oil and Gas, Inc.(a)	300	1,326
Oasis Petroleum, Inc.(a)	700	6,076
Pacific Ethanol, Inc.(a)	200	1,298
Panhandle Oil and Gas, Inc. (Class A)	100	1,616
Par Petroleum Corp.(a)	100	2,083
Parsley Energy, Inc. (Class A)(a)	400	6,028
PBF Energy, Inc. (Class A)	449	12,675
PDC Energy, Inc.(a)	200	10,602
Renewable Energy Group, Inc.(a)	200	1,656
REX American Resources Corp.(a)	34	1,721
Rice Energy, Inc.(a)	400	6,464
Ring Energy, Inc.(a)	200	1,974
RSP Permian, Inc.(a)	300	6,075
Sanchez Energy Corp.(a)	300	1,845
Scorpio Tankers, Inc.	900	8,253
SemGroup Corp. (Class A)	229	9,902
SM Energy Co.	352	11,278
Stone Energy Corp.(a)	300	1,488
Synergy Resources Corp.(a)	500	4,900
Targa Resources Corp.	300	15,456
Teekay Corp.	243	7,203
Teekay Tankers, Ltd. (Class A)	400	2,760
Ultra Petroleum Corp.(a)	800	5,112
Western Refining, Inc.	400	17,648
Westmoreland Coal Co.(a)	100	1,409
Whiting Petroleum Corp.(a)	1,100	16,797
World Fuel Services Corp.	400	14,320
Denbury Resources, Inc.(a)	1,800	4,392
Peabody Energy Corp.(a)	1,400	1,932
QEP Resources, Inc.	900	11,277
WPX Energy, Inc.(a)	1,200	7,944
Ship Finance International, Ltd.	300	4,875

		572,703

Paper & Forest Products – 0.3%
Boise Cascade Co.(a)	200	5,044
Clearwater Paper Corp.(a)	100	4,724
Deltic Timber Corp.	100	5,981
Domtar Corp.	300	10,725
KapStone Paper and Packaging Corp.	500	8,255
Neenah Paper, Inc.	100	5,828
PH Glatfelter Co.	200	3,444
Schweitzer-Mauduit International, Inc.	200	6,876
Wausau Paper Corp.	200	1,280
Louisiana-Pacific Corp.(a)	700	9,968

		62,125

Personal Products – 0.4%
Coty, Inc. (Class A)	500	13,530
Edgewell Personal Care Co.	324	26,438
Elizabeth Arden, Inc.(a)	200	2,338
Herbalife, Ltd.(a)	400	21,800
Inter Parfums, Inc.	100	2,481
Medifast, Inc.(a)	100	2,686
Natural Health Trends Corp.	100	3,268
Nature’s Sunshine Products, Inc.	100	1,198
Nu Skin Enterprises, Inc. (Class A)	300	12,384
Revlon, Inc. (Class A)(a)	100	2,945
USANA Health Sciences, Inc.(a)	29	3,887
Avon Products, Inc.	2,200	7,150

		100,105

Pharmaceuticals – 0.9%
Aerie Pharmaceuticals, Inc.(a)	100	1,774
Akorn, Inc.(a)	400	11,402
Amphastar Pharmaceuticals, Inc.(a)	200	2,338
ANI Pharmaceuticals, Inc.(a)	41	1,620
Aratana Therapeutics, Inc.(a)	200	1,692
Assembly Biosciences, Inc.(a)	100	956
BioDelivery Sciences International, Inc.(a)	200	1,112
Catalent, Inc.(a)	500	12,150
Cempra, Inc.(a)	200	5,568
Corcept Therapeutics, Inc.(a)	300	1,128
Depomed, Inc.(a)	300	5,655
Dermira, Inc.(a)	100	2,334
Durect Corp.(a)	600	1,170
Foamix Pharmaceuticals, Ltd.(a)	200	1,466
IGI Laboratories, Inc.(a)	200	1,308
Impax Laboratories, Inc.(a)	400	14,084
Intersect ENT, Inc.(a)	100	2,340
Intra-Cellular Therapies, Inc.(a)	100	4,004
Jazz Pharmaceuticals PLC(a)	318	42,233
Lannett Co., Inc.(a)	138	5,730
Medicines Co.(a)	400	15,184
Nektar Therapeutics(a)	700	7,672
Ocular Therapeutix, Inc.(a)	100	1,406
Omeros Corp.(a)	200	2,192
Pacira Pharmaceuticals, Inc.(a)	200	8,220

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Pharmaceuticals – (continued)
Paratek Pharmaceuticals, Inc.(a)	100	$1,900
Phibro Animal Health Corp. (Class A)	100	3,163
POZEN, Inc.(a)	151	881
Prestige Brands Holdings, Inc.(a)	300	13,548
Relypsa, Inc.(a)	200	3,702
Revance Therapeutics, Inc.(a)	100	2,976
Sagent Pharmaceuticals, Inc.(a)	100	1,533
SciClone Pharmaceuticals, Inc.(a)	300	2,082
Sucampo Pharmaceuticals, Inc. (Class A)(a)	100	1,987
Supernus Pharmaceuticals, Inc.(a)	200	2,806
Tetraphase Pharmaceuticals, Inc.(a)	200	1,492
TherapeuticsMD, Inc.(a)	600	3,516
Theravance Biopharma, Inc.(a)	100	1,099
Theravance, Inc.	400	2,872
XenoPort, Inc.(a)	300	1,041
Zogenix, Inc.(a)	100	1,350
ZS Pharma, Inc.(a)	100	6,566

		207,252

Professional Services – 1.4%
Acacia Research Corp.	300	2,724
Advisory Board Co.(a)	200	9,108
CBIZ, Inc.(a)	300	2,946
CEB, Inc.	200	13,668
Exponent, Inc.	135	6,016
Franklin Covey Co.(a)	100	1,606
FTI Consulting, Inc.(a)	200	8,302
GP Strategies Corp.(a)	100	2,282
Heidrick & Struggles International, Inc.	100	1,945
Huron Consulting Group, Inc.(a)	121	7,566
ICF International, Inc.(a)	100	3,039
IHS, Inc. (Class A)(a)	400	46,400
Insperity, Inc.	100	4,393
Kelly Services, Inc. (Class A)	200	2,828
Kforce, Inc.	100	2,628
Korn/Ferry International	300	9,921
ManpowerGroup, Inc.	400	32,756
Mistras Group, Inc.(a)	100	1,285
Navigant Consulting, Inc.(a)	200	3,182
On Assignment, Inc.(a)	300	11,070
Pendrell Corp.(a)	800	576
Resources Connection, Inc.	200	3,014
RPX Corp.(a)	300	4,116
Towers Watson & Co. (Class A)	400	46,952
TransUnion(a)	200	5,024
TriNet Group, Inc.(a)	200	3,360
TrueBlue, Inc.(a)	200	4,494
Verisk Analytics, Inc.(a)	900	66,519
WageWorks, Inc.(a)	200	9,016

		316,736

Real Estate Investment Trusts (REITs) – 9.4%
Acadia Realty Trust	400	12,028
AG Mortgage Investment Trust, Inc.	100	1,522
Agree Realty Corp.	100	2,985
Alexander’s, Inc.	11	4,114
Alexandria Real Estate Equities, Inc.	400	33,868
Altisource Residential Corp.	300	4,176
American Assets Trust, Inc.	200	8,172
American Campus Communities, Inc.	600	21,744
American Capital Agency Corp.	1,900	35,530
American Capital Mortgage Investment Corp.	300	4,422
American Homes 4 Rent (Class A)	900	14,472
American Residential Properties, Inc.	200	3,454
Annaly Capital Management, Inc.	4,947	48,827
Anworth Mortgage Asset Corp.	500	2,470
Apollo Commercial Real Estate Finance, Inc.	300	4,713
Apollo Residential Mortgage, Inc.	200	2,532
Apple Hospitality REIT, Inc.	1,000	18,570
Ares Commercial Real Estate Corp.	100	1,199
Armada Hoffler Properties, Inc.	200	1,954
ARMOUR Residential REIT, Inc.	200	4,008
Ashford Hospitality Prime, Inc.	100	1,403
Ashford Hospitality Trust, Inc.	400	2,440
BioMed Realty Trust, Inc.	1,100	21,978
Bluerock Residential Growth REIT, Inc.	100	1,198
Brandywine Realty Trust	900	11,088
Brixmor Property Group, Inc.	900	21,132
Camden Property Trust	453	33,477
Campus Crest Communities, Inc.(a)	300	1,596
Capstead Mortgage Corp.	500	4,945
CareTrust REIT, Inc.	200	2,270
CatchMark Timber Trust, Inc. (Class A)	200	2,056
CBL & Associates Properties, Inc.	900	12,375
Cedar Realty Trust, Inc.	400	2,484
Chambers Street Properties	1,200	7,788
Chatham Lodging Trust	200	4,296
Chesapeake Lodging Trust	300	7,818
Chimera Investment Corp.	1,100	14,707
Colony Capital, Inc. (Class A)	600	11,736
Columbia Property Trust, Inc.	700	16,240
Communications Sales & Leasing, Inc.	600	10,740
CorEnergy Infrastructure Trust, Inc.	300	1,326
CoreSite Realty Corp.	100	5,144
Corporate Office Properties Trust	500	10,515
Corrections Corp. of America	600	17,724
Cousins Properties, Inc.	1,100	10,142
CubeSmart	867	23,591
CyrusOne, Inc.	346	11,300
CYS Investments, Inc.	800	5,808
DCT Industrial Trust, Inc.	500	16,830
DiamondRock Hospitality Co.	1,000	11,050
Digital Realty Trust, Inc.	700	45,724
Douglas Emmett, Inc.	761	21,856
Duke Realty Corp.	1,800	34,290
DuPont Fabros Technology, Inc.	300	7,764
Dynex Capital, Inc.	300	1,968
Easterly Government Properties, Inc.	100	1,595
EastGroup Properties, Inc.	200	10,836
Education Realty Trust, Inc.	252	8,303
Empire State Realty Trust, Inc. (Class A)	600	10,218
EPR Properties	300	15,471
Equity Commonwealth(a)	700	19,068
Equity LifeStyle Properties, Inc.	439	25,712
Equity One, Inc.	400	9,736

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Extra Space Storage, Inc.	640	$49,382
Federal Realty Investment Trust	359	48,986
FelCor Lodging Trust, Inc.	700	4,949
First Industrial Realty Trust, Inc.	600	12,570
First Potomac Realty Trust	300	3,300
Franklin Street Properties Corp.	500	5,375
Gaming and Leisure Properties, Inc.	460	13,662
GEO Group, Inc.	400	11,896
Getty Realty Corp.	100	1,580
Gladstone Commercial Corp.	100	1,411
Government Properties Income Trust	400	6,400
Gramercy Property Trust, Inc.	300	6,231
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	200	3,444
Hatteras Financial Corp.	500	7,575
Healthcare Realty Trust, Inc.	500	12,425
Healthcare Trust of America, Inc. (Class A)	700	17,157
Hersha Hospitality Trust	300	6,798
Highwoods Properties, Inc.	500	19,375
Home Properties, Inc.	300	22,425
Hospitality Properties Trust	800	20,464
Hudson Pacific Properties, Inc.	400	11,516
InfraREIT, Inc.	100	2,368
Inland Real Estate Corp.	400	3,240
Invesco Mortgage Capital, Inc.	600	7,344
Investors Real Estate Trust	600	4,644
iStar, Inc.(a)	400	5,032
Kilroy Realty Corp.	459	29,908
Kite Realty Group Trust	500	11,905
Ladder Capital Corp.	200	2,864
Lamar Advertising Co. (Class A)	400	20,872
LaSalle Hotel Properties	600	17,034
Lexington Realty Trust	1,000	8,100
Liberty Property Trust	800	25,208
LTC Properties, Inc.	200	8,534
Mack-Cali Realty Corp.	500	9,440
Medical Properties Trust, Inc.	1,100	12,166
MFA Financial, Inc.	1,900	12,939
Mid-America Apartment Communities, Inc.	400	32,748
Monmouth Real Estate Investment Corp.	300	2,925
Monogram Residential Trust, Inc.	800	7,448
National Health Investors, Inc.	200	11,498
National Retail Properties, Inc.	700	25,389
National Storage Affiliates Trust	100	1,355
New Residential Investment Corp.	1,200	15,720
New Senior Investment Group, Inc.	400	4,184
New York Mortgage Trust, Inc.	600	3,294
New York REIT, Inc.	800	8,048
NexPoint Residential Trust, Inc.	100	1,336
NorthStar Realty Finance Corp.	1,800	22,230
Omega Healthcare Investors, Inc.	953	33,498
One Liberty Properties, Inc.	100	2,133
Outfront Media, Inc.	700	14,560
Paramount Group, Inc.	900	15,120
Parkway Properties, Inc.	400	6,224
Pebblebrook Hotel Trust	400	14,180
Pennsylvania Real Estate Investment Trust	400	7,932
PennyMac Mortgage Investment Trust	400	6,188
Physicians Realty Trust	400	6,036
Piedmont Office Realty Trust, Inc. (Class A)	800	14,312
Post Properties, Inc.	300	17,487
Potlatch Corp.	200	5,758
Preferred Apartment Communities, Inc. (Class A)	200	2,176
PS Business Parks, Inc.	100	7,938
QTS Realty Trust, Inc. (Class A)	146	6,379
RAIT Financial Trust	400	1,984
Ramco-Gershenson Properties Trust	400	6,004
Rayonier, Inc.	662	14,610
Redwood Trust, Inc.	400	5,536
Regency Centers Corp.	500	31,075
Resource Capital Corp.	175	1,955
Retail Opportunity Investments Corp.	500	8,270
Retail Properties of America, Inc.	1,200	16,908
Rexford Industrial Realty, Inc.	300	4,137
RLJ Lodging Trust	700	17,689
Rouse Properties, Inc.	200	3,116
Ryman Hospitality Properties, Inc.	227	11,175
Sabra Health Care REIT, Inc.	400	9,272
Saul Centers, Inc.	51	2,639
Select Income REIT	300	5,703
Senior Housing Properties Trust	1,200	19,440
Silver Bay Realty Trust Corp.	200	3,202
Sovran Self Storage, Inc.	200	18,860
Spirit Realty Capital, Inc.	2,300	21,022
STAG Industrial, Inc.	300	5,463
Starwood Property Trust, Inc.	1,300	26,676
Starwood Waypoint Residential Trust	200	4,766
STORE Capital Corp.	200	4,132
Strategic Hotels & Resorts, Inc.(a)	1,400	19,306
Summit Hotel Properties, Inc.	400	4,668
Sun Communities, Inc.	243	16,466
Sunstone Hotel Investors, Inc.	1,100	14,553
Tanger Factory Outlet Centers, Inc.	500	16,485
Taubman Centers, Inc.	322	22,244
Terreno Realty Corp.	200	3,928
Two Harbors Investment Corp.	1,900	16,758
UDR, Inc.	1,350	46,548
United Development Funding IV	200	3,520
Universal Health Realty Income Trust	100	4,694
Urban Edge Properties	500	10,795
Urstadt Biddle Properties, Inc. (Class A)	100	1,874
VEREIT, Inc.	4,800	37,056
Washington Real Estate Investment Trust	356	8,875
Weingarten Realty Investors	646	21,389
Western Asset Mortgage Capital Corp.	200	2,522
Whitestone REIT	100	1,153
WP Carey, Inc.	544	31,449
WP GLIMCHER, Inc.	1,000	11,660
Xenia Hotels & Resorts, Inc.	600	10,476
Care Capital Properties, Inc.	400	13,173
DDR Corp.	1,600	24,608

		2,100,947

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Management & Development – 0.7%
Alexander & Baldwin, Inc.	255	$8,754
Altisource Portfolio Solutions SA(a)	100	2,384
AV Homes, Inc.(a)	100	1,352
Forest City Enterprises, Inc. (Class A)(a)	1,200	24,156
Forestar Group, Inc.(a)	200	2,630
Howard Hughes Corp.(a)	200	22,948
Jones Lang LaSalle, Inc.	234	33,642
Kennedy-Wilson Holdings, Inc.	500	11,085
Marcus & Millichap, Inc.(a)	100	4,599
RE/MAX Holdings, Inc. (Class A)	100	3,598
Realogy Holdings Corp.(a)	764	28,749
St Joe Co.(a)	400	7,649
Tejon Ranch Co.(a)	100	2,181

		153,727

Road & Rail – 0.9%
AMERCO(a)	38	14,952
ArcBest Corp.	200	5,154
Celadon Group, Inc.	100	1,602
Con-way, Inc.	300	14,235
Covenant Transportation Group, Inc. (Class A)(a)	100	1,797
Genesee & Wyoming, Inc. (Class A)(a)	300	17,724
Heartland Express, Inc.	300	5,982
Hertz Global Holdings, Inc.(a)	2,100	35,133
Knight Transportation, Inc.	300	7,200
Landstar System, Inc.	232	14,725
Marten Transport, Ltd.	100	1,617
Old Dominion Freight Line, Inc.(a)	400	24,400
Roadrunner Transportation Systems, Inc.(a)	200	3,680
Saia, Inc.(a)	100	3,095
Swift Transportation Co.(a)	500	7,510
USA Truck, Inc.(a)	100	1,723
Werner Enterprises, Inc.	200	5,020
YRC Worldwide, Inc.(a)	200	2,652
Avis Budget Group, Inc.(a)	552	24,111

		192,312

Semiconductors & Semiconductor Equipment – 2.0%
Advanced Energy Industries, Inc.(a)	200	5,260
Ambarella, Inc.(a)	200	11,558
Amkor Technology, Inc.(a)	500	2,245
Applied Micro Circuits Corp.(a)	400	2,124
Atmel Corp.	2,100	16,947
Axcelis Technologies, Inc.(a)	600	1,602
Brooks Automation, Inc.	300	3,513
Cabot Microelectronics Corp.(a)	100	3,874
Cascade Microtech, Inc.(a)	100	1,414
Cavium, Inc.(a)	300	18,411
CEVA, Inc.(a)	100	1,857
Cirrus Logic, Inc.(a)	300	9,453
Cohu, Inc.	200	1,972
Cree, Inc.(a)	600	14,538
Cypress Semiconductor Corp.(a)	1,700	14,484
Diodes, Inc.(a)	200	4,274
Entegris, Inc.(a)	700	9,233
Exar Corp.(a)	200	1,190
Fairchild Semiconductor International, Inc.(a)	600	8,424
FormFactor, Inc.(a)	300	2,034
Freescale Semiconductor, Ltd.(a)	600	21,948
Inphi Corp.(a)	200	4,808
Integrated Device Technology, Inc.(a)	800	16,240
Integrated Silicon Solution, Inc.	200	4,298
Intersil Corp. (Class A)	700	8,190
IXYS Corp.	130	1,451
Lattice Semiconductor Corp.(a)	600	2,310
M/A-COM Technology Solutions Holdings, Inc.(a)	100	2,899
Marvell Technology Group, Ltd.	2,500	22,625
MaxLinear, Inc. (Class A)(a)	300	3,732
Microsemi Corp.(a)	500	16,410
MKS Instruments, Inc.	300	10,059
Monolithic Power Systems, Inc.	200	10,240
Nanometrics, Inc.(a)	100	1,214
OmniVision Technologies, Inc.(a)	300	7,878
ON Semiconductor Corp.(a)	2,200	20,680
PDF Solutions, Inc.(a)	100	1,000
Pericom Semiconductor Corp.	100	1,825
Photronics, Inc.(a)	300	2,718
Power Integrations, Inc.	200	8,434
Rambus, Inc.(a)	600	7,080
Rudolph Technologies, Inc.(a)	200	2,490
Semtech Corp.(a)	300	4,530
Sigma Designs, Inc.(a)	200	1,378
Silicon Laboratories, Inc.(a)	200	8,308
SunEdison, Inc.(a)	1,400	10,052
SunPower Corp.(a)	300	6,012
Synaptics, Inc.(a)	200	16,492
Tessera Technologies, Inc.	300	9,723
Ultra Clean Holdings, Inc.(a)	200	1,148
Ultratech, Inc.(a)	100	1,602
Veeco Instruments, Inc.(a)	200	4,102
Xcerra Corp.(a)	300	1,884
Advanced Micro Devices, Inc.(a)	3,200	5,504
Maxim Integrated Products, Inc.	1,481	49,465
PMC-Sierra, Inc.(a)	900	6,093
Teradyne, Inc.	1,100	19,811

		459,040

Software – 4.4%
A10 Networks, Inc.(a)	200	1,198
ACI Worldwide, Inc.(a)	600	12,672
American Software, Inc. (Class A)	200	1,884
ANSYS, Inc.(a)	500	44,070
Aspen Technology, Inc.(a)	445	16,870
AVG Technologies NV(a)	200	4,350
Barracuda Networks, Inc.(a)	100	1,558
Blackbaud, Inc.	244	13,693
Bottomline Technologies de, Inc.(a)	200	5,002
BroadSoft, Inc.(a)	152	4,554
Cadence Design Systems, Inc.(a)	1,600	33,088
Callidus Software, Inc.(a)	300	5,097
CDK Global, Inc.	836	39,944
CommVault Systems, Inc.(a)	200	6,792
Digimarc Corp.(a)	40	1,222
Ebix, Inc.	200	4,992
Ellie Mae, Inc.(a)	153	10,185
EnerNOC, Inc.(a)	200	1,580

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Software – (continued)
Epiq Systems, Inc.	200	$2,584
ePlus, Inc.(a)	29	2,293
FactSet Research Systems, Inc.	218	34,839
Fair Isaac Corp.	200	16,900
FireEye, Inc.(a)	700	22,274
Fleetmatics Group PLC(a)	200	9,818
Fortinet, Inc.(a)	745	31,648
Gigamon, Inc.(a)	200	4,002
Globant SA(a)	100	3,059
Glu Mobile, Inc.(a)	600	2,622
Guidewire Software, Inc.(a)	400	21,032
HubSpot, Inc.(a)	100	4,637
Imperva, Inc.(a)	138	9,036
Infoblox, Inc.(a)	300	4,794
Interactive Intelligence Group, Inc.(a)	100	2,971
King Digital Entertainment PLC(a)	400	5,416
Manhattan Associates, Inc.(a)	400	24,920
Mentor Graphics Corp.	500	12,315
MicroStrategy, Inc. (Class A)(a)	48	9,431
Model N, Inc.(a)	200	2,002
Monotype Imaging Holdings, Inc.	200	4,364
NetSuite, Inc.(a)	200	16,780
Nuance Communications, Inc.(a)	1,300	21,281
Park City Group, Inc.(a)	100	1,057
Paycom Software, Inc.(a)	200	7,182
Paylocity Holding Corp.(a)	100	2,999
Pegasystems, Inc.	200	4,922
Progress Software Corp.(a)	300	7,749
Proofpoint, Inc.(a)	200	12,064
PROS Holdings, Inc.(a)	100	2,214
PTC, Inc.(a)	600	19,044
QAD, Inc. (Class A)	100	2,560
Qlik Technologies, Inc.(a)	500	18,225
Qualys, Inc.(a)	100	2,846
RealPage, Inc.(a)	300	4,986
RingCentral, Inc. (Class A)(a)	300	5,445
Rovi Corp.(a)	500	5,245
Rubicon Project, Inc.(a)	100	1,453
Sapiens International Corp. NV(a)	100	1,152
Seachange International, Inc.(a)	200	1,260
ServiceNow, Inc.(a)	800	55,560
Silver Spring Networks, Inc.(a)	200	2,576
SolarWinds, Inc.(a)	348	13,655
Solera Holdings, Inc.	350	18,900
Splunk, Inc.(a)	653	36,144
SS&C Technologies Holdings, Inc.	424	29,697
Synchronoss Technologies, Inc.(a)	200	6,560
Synopsys, Inc.(a)	800	36,944
Tableau Software, Inc. (Class A)(a)	300	23,934
Take-Two Interactive Software, Inc.(a)	500	14,365
Tangoe, Inc.(a)	200	1,440
TiVo, Inc.(a)	500	4,330
Tyler Technologies, Inc.(a)	200	29,862
Ultimate Software Group, Inc.(a)	149	26,672
VASCO Data Security International, Inc.(a)	100	1,704
Verint Systems, Inc.(a)	300	12,945
VMware, Inc. (Class A)(a)	427	33,643
Workday, Inc. (Class A)(a)	553	38,080
Xura, Inc.(a)	100	2,238
Yodlee, Inc.(a)	100	1,613
Zendesk, Inc.(a)	300	5,913
Zix Corp.(a)	300	1,263
Zynga, Inc. (Class A)(a)	3,900	8,892

		985,102

Specialty Retail – 2.6%
Aaron’s, Inc.	338	12,205
America’s Car-Mart, Inc.(a)	44	1,456
American Eagle Outfitters, Inc.	1,000	15,630
Asbury Automotive Group, Inc.(a)	142	11,523
Ascena Retail Group, Inc.(a)	863	12,005
Barnes & Noble Education, Inc.(a)	200	2,542
Barnes & Noble, Inc.	300	3,633
Boot Barn Holdings, Inc.(a)	100	1,843
Buckle, Inc.	148	5,472
Build-A-Bear Workshop, Inc.(a)	100	1,889
Cabela’s, Inc.(a)	300	13,680
Caleres, Inc.	200	6,106
Cato Corp. (Class A)	200	6,806
Chico’s FAS, Inc.	700	11,011
Children’s Place, Inc.	100	5,767
Citi Trends, Inc.	100	2,338
Conn’s, Inc.(a)	143	3,438
Container Store Group, Inc.(a)	100	1,408
CST Brands, Inc.	400	13,464
Dick’s Sporting Goods, Inc.	500	24,805
DSW, Inc. (Class A)	400	10,124
Express, Inc.(a)	400	7,148
Finish Line, Inc. (Class A)	300	5,790
Five Below, Inc.(a)	300	10,074
Foot Locker, Inc.	729	52,466
Francesca’s Holdings Corp.(a)	200	2,446
Genesco, Inc.(a)	125	7,134
GNC Holdings, Inc. (Class A)	452	18,270
Group 1 Automotive, Inc.	122	10,388
Guess?, Inc.	300	6,408
Haverty Furniture Cos., Inc.	100	2,348
Hibbett Sports, Inc.(a)	100	3,501
Kirkland’s, Inc.(a)	100	2,154
Lithia Motors, Inc. (Class A)	119	12,865
Lumber Liquidators Holdings, Inc.(a)	100	1,314
MarineMax, Inc.(a)	100	1,413
Mattress Firm Holding Corp.(a)	100	4,176
Men’s Wearhouse, Inc.	252	10,715
Michaels Cos., Inc.(a)	300	6,930
Monro Muffler Brake, Inc.	200	13,510
Murphy USA, Inc.(a)	236	12,968
Outerwall, Inc.	100	5,693
Party City Holdco, Inc.(a)	100	1,597
Penske Automotive Group, Inc.	200	9,688
Pep Boys-Manny Moe & Jack(a)	300	3,657
Pier 1 Imports, Inc.	500	3,450
Rent-A-Center, Inc.	300	7,275
Restoration Hardware Holdings, Inc.(a)	200	18,662
Sally Beauty Holdings, Inc.(a)	800	19,000
Select Comfort Corp.(a)	300	6,564
Shoe Carnival, Inc.	100	2,380
Sonic Automotive, Inc. (Class A)	200	4,084
Sportsman’s Warehouse Holdings, Inc.(a)	100	1,232
Stage Stores, Inc.	200	1,968

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Specialty Retail – (continued)
Stein Mart, Inc.	153	$1,481
Tile Shop Holdings, Inc.(a)	100	1,198
Ulta Salon Cosmetics & Fragrance, Inc.(a)	335	54,722
Vitamin Shoppe, Inc.(a)	200	6,528
Williams-Sonoma, Inc.	500	38,175
Zumiez, Inc.(a)	100	1,563
Abercrombie & Fitch Co. (Class A)	400	8,476
Office Depot, Inc.(a)	2,800	17,976

		574,532

Technology Hardware, Storage & Peripherals – 0.4%
3D Systems Corp.(a)	600	6,930
Avid Technology, Inc.(a)	200	1,592
Cray, Inc.(a)	200	3,962
Diebold, Inc.	400	11,908
Dot Hill Systems Corp.(a)	300	2,919
Eastman Kodak Co.(a)	100	1,562
Electronics For Imaging, Inc.(a)	244	10,560
Immersion Corp.(a)	100	1,123
Nimble Storage, Inc.(a)	300	7,236
Quantum Corp.(a)	1,100	767
Stratasys, Ltd.(a)	300	7,947
Super Micro Computer, Inc.(a)	200	5,452
Lexmark International, Inc. (Class A)	300	8,694
NCR Corp.(a)	900	20,475
QLogic Corp.(a)	400	4,100

		95,227

Textiles, Apparel & Luxury Goods – 0.9%
Carter’s, Inc.	300	27,192
Cherokee, Inc.(a)	100	1,552
Columbia Sportswear Co.	150	8,819
Crocs, Inc.(a)	400	5,170
Culp, Inc.	100	3,207
Deckers Outdoor Corp.(a)	200	11,612
G-III Apparel Group, Ltd.(a)	200	12,332
Iconix Brand Group, Inc.(a)	200	2,704
Kate Spade & Co.(a)	700	13,377
lululemon athletica, Inc.(a)	600	30,390
Movado Group, Inc.	100	2,583
Oxford Industries, Inc.	100	7,388
Perry Ellis International, Inc.(a)	100	2,196
Sequential Brands Group, Inc.(a)	100	1,447
Skechers U.S.A., Inc. (Class A)(a)	213	28,559
Steven Madden, Ltd.(a)	300	10,986
Tumi Holdings, Inc.(a)	300	5,286
Unifi, Inc.(a)	100	2,981
Vera Bradley, Inc.(a)	200	2,522
Wolverine World Wide, Inc.	600	12,984

		193,287

Thrifts & Mortgage Finance – 1.1%
Anchor BanCorp Wisconsin, Inc.(a)	40	1,703
Astoria Financial Corp.	500	8,050
Bank Mutual Corp.	200	1,536
BankFinancial Corp.	100	1,243
Beneficial Bancorp, Inc.(a)	400	5,304
BofI Holding, Inc.(a)	100	12,883
Brookline Bancorp, Inc.	400	4,056
Capitol Federal Financial, Inc.	700	8,484
Charter Financial Corp.	100	1,268
Clifton Bancorp, Inc.	100	1,388
Dime Community Bancshares, Inc.	200	3,380
Essent Group, Ltd.(a)	300	7,455
EverBank Financial Corp.	500	9,650
Federal Agricultural Mortgage Corp. (Class C)	100	2,593
First Defiance Financial Corp.	48	1,755
Flagstar Bancorp, Inc.(a)	100	2,056
Fox Chase Bancorp, Inc.	100	1,736
HomeStreet, Inc.(a)	100	2,310
Kearny Financial Corp.	500	5,735
LendingTree, Inc.(a)	30	2,791
Meridian Bancorp, Inc.	300	4,101
Meta Financial Group, Inc.	36	1,504
Nationstar Mortgage Holdings, Inc.(a)	200	2,774
New York Community Bancorp, Inc.	2,400	43,344
NMI Holdings, Inc. (Class A)(a)	300	2,280
Northfield Bancorp, Inc.	200	3,042
Northwest Bancshares, Inc.	500	6,500
OceanFirst Financial Corp.	100	1,722
Ocwen Financial Corp.(a)	500	3,355
Oritani Financial Corp.	200	3,124
PennyMac Financial Services, Inc. (Class A)(a)	100	1,600
PHH Corp.(a)	300	4,236
Provident Financial Services, Inc.	300	5,850
Radian Group, Inc.	1,000	15,910
Territorial Bancorp, Inc.	100	2,604
TFS Financial Corp.	300	5,175
TrustCo Bank Corp.	500	2,920
United Community Financial Corp.	300	1,500
United Financial Bancorp, Inc.	300	3,915
Walker & Dunlop, Inc.(a)	100	2,608
Walter Investment Management Corp.(a)	200	3,250
Washington Federal, Inc.	500	11,375
Waterstone Financial, Inc.	200	2,696
WSFS Financial Corp.	200	5,762
MGIC Investment Corp.(a)	1,900	17,594

		244,117

Tobacco – 0.1%
Universal Corp.	100	4,957
Vector Group, Ltd.	420	9,496

		14,453

Trading Companies & Distributors – 0.7%
Air Lease Corp.	600	18,552
Aircastle, Ltd.	300	6,183
Applied Industrial Technologies, Inc.	200	7,630
Beacon Roofing Supply, Inc.(a)	300	9,747
CAI International, Inc.(a)	100	1,008
DXP Enterprises, Inc.(a)	100	2,728
GATX Corp.	229	10,110
H&E Equipment Services, Inc.	200	3,344
HD Supply Holdings, Inc.(a)	900	25,758
Kaman Corp.	142	5,091
MRC Global, Inc.(a)	500	5,575
MSC Industrial Direct Co., Inc. (Class A)	248	15,135
NOW, Inc.(a)	600	8,880

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Trading Companies & Distributors – (continued)
Rush Enterprises, Inc. (Class A)(a)	200	$4,840
Stock Building Supply Holdings, Inc.(a)	100	1,761
TAL International Group, Inc.(a)	200	2,734
Textainer Group Holdings, Ltd.	100	1,649
Titan Machinery, Inc.(a)	100	1,148
Univar, Inc.(a)	200	3,631
Veritiv Corp.(a)	42	1,564
Watsco, Inc.	136	16,113
WESCO International, Inc.(a)	231	10,735

		163,916

Transportation Infrastructure – 0.1%
Macquarie Infrastructure Corp.	400	29,864
Wesco Aircraft Holdings, Inc.(a)	300	3,660

		33,524

Water Utilities – 0.5%
American States Water Co.	200	8,280
American Water Works Co., Inc.	938	51,665
Aqua America, Inc.	1,000	26,470
California Water Service Group	300	6,636
Connecticut Water Service, Inc.	100	3,652
Consolidated Water Co., Ltd.	100	1,160
Middlesex Water Co.	100	2,384
SJW Corp.	100	3,075
York Water Co.	100	2,102

		105,424

Wireless Telecommunication Services – 0.8%
Boingo Wireless, Inc.(a)	200	1,656
SBA Communications Corp. (Class A)(a)	700	73,318
Shenandoah Telecommunications Co.	100	4,281
Spok Holdings, Inc.	100	1,646
Sprint Corp.(a)	3,800	14,592
T-Mobile US, Inc.(a)	1,500	59,715
Telephone & Data Systems, Inc.	500	12,480
United States Cellular Corp.(a)	100	3,543

		171,231

TOTAL COMMON STOCKS (Cost $23,479,612)		21,259,245

SHORT TERM INVESTMENT – 2.7%
MONEY MARKET FUND – 2.7%
State Street Institutional Liquid Reserve Fund, Premier Class 0.13%(c)(d) (Cost $612,955)	612,955	612,955

TOTAL INVESTMENTS(f) – 97.4% (Cost $24,092,567)(e)		21,872,200
Other Assets in Excess of Liabilities – 2.6%		590,533

NET ASSETS – 100.0%		$22,462,733

(a)	Non-income producing security.

(b)	Reflects separate holdings of the issuer’s comment stock traded on different securities exchanges.

(c)	Affiliated issuer. See table that follows for more information.

(d)	The rate shown is the annualized seven-day yield at period end.

(e)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2015 was $154,827 and $2,375,194, respectively, resulting in net unrealized depreciation of investments of $2,220,367.

(f)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures.

Abbreviations:
PLC	=	Public Limited Company
REIT	=	Real Estate Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Security Valuation – The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to policies and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of Investments. The members of the Committee are approved by the Board.

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•

Equity investments (including preferred stock and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940 and in accordance with Portfolio’s procedures to stabilize net asset value.

•

Exchange traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with valuation policies and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate the Portfolio’s net asset value and the prices used by the Portfolio’s underlying index, which in turn could result in a difference between the Portfolio’s performance and the performance of the Portfolio’s underlying index. Various inputs are used in determining the value of Portfolio’s investments. These inputs are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes.

The Portfolio values its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the period ended September 30, 2015.

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2015. The breakdown of the Portfolio’s investments into major categories is disclosed in its schedule of investments.

	Level 1 – Quoted Prices	Level 2 – Significant Other Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks	$21,259,245	$–	$–	$21,259,245
Short Term Investment	612,955	–	–	612,955

Total Investments	21,872,200	–	–	21,872,200
Liabilities:
Other Financial Instruments:
Futures contracts	(22,606)	–	–	(22,606)

Total Investments and Other Financial Instruments	$21,849,594	$–	$–	$21,849,594

Derivatives

Futures – The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as part of unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when a contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

Schedule of Futures Contracts	Number of Contracts	Notional Value	Unrealized (Depreciation)
Russell 2000 Financial Futures Contracts (long) Expiration Date 12/2015	2	$219,180	$(5,334)
S&P 400 Financial Futures Contracts (long) Expiration Date 12/2015	3	408,870	(17,272)

Total unrealized depreciation on open futures contracts purchased			$(22,606)

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the benchmark and the prices of futures contracts and the possibility of an illiquid market. To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Affiliates Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSGA Funds Management, Inc. The Portfolio invested in the State Street Institutional Liquid Reserves Fund. Transactions in all affiliates for the period ending September 30, 2015 were as follows:

Security Description	Number of shares held at 8/11/15*	Shares purchased for the period ended 9/30/15	Shares sold for the period ended 9/30/15	Number of shares held at 9/30/15	Value at 9/30/15	Income earned for the period ended 9/30/15	Realized gain/loss on shares sold
State Street Institutional Liquid Reserves Fund, Premier Class	–	20,397,896	19,784,941	612,955	$612,955	$189	$–

*	Commencement of operations.

Quarterly Report

30 September 2015

State Street Institutional

Investment Trust

State Street Target Retirement Fund

State Street Target Retirement 2015 Fund

State Street Target Retirement 2020 Fund

State Street Target Retirement 2025 Fund

State Street Target Retirement 2030 Fund

State Street Target Retirement 2035 Fund

State Street Target Retirement 2040 Fund

State Street Target Retirement 2045 Fund

State Street Target Retirement 2050 Fund

State Street Target Retirement 2055 Fund

State Street Target Retirement 2060 Fund

State Street Institutional Investment Trust

Target Retirement Funds

Quarterly Report

September 30, 2015

State Street Target Retirement Fund

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 100.0%
Domestic Equity – 20.1%
State Street Equity 500 Index II Portfolio	386,081	$3,853,091
State Street Small/Mid Cap Equity Index Portfolio(b)	79,311	720,936

		4,574,027

Domestic Fixed Income – 64.6%
SPDR Barclays 1-10 Year TIPS ETF	213,340	4,076,927
SPDR Barclays High Yield Bond ETF	44,403	1,583,411
SPDR Barclays Short Term Corporate Bond ETF	29,579	902,751
SPDR Barclays Short Term Treasury ETF	118,172	3,588,884
State Street Aggregate Bond Index Portfolio	446,803	4,517,179

		14,669,152

International Equity – 10.2%
State Street Global Equity ex-U.S. Index Portfolio	274,769	2,319,048

Real Estate – 5.1%
SPDR Dow Jones Global Real Estate ETF	25,365	1,145,483

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $23,743,173)		22,707,710

SHORT TERM INVESTMENT – 0.5%
MONEY MARKET FUND – 0.5%
State Street Institutional Liquid Reserve Fund, Premier Class 0.13%(a)(c) (Cost $117,130)	117,130	117,130

TOTAL INVESTMENTS – 100.5%(d) (Cost $23,860,303)		22,824,840
Other Liabilities in Excess of Assets – (0.5)%		(115,344)

NET ASSETS – 100.0%		$22,709,496

(a)	Affiliated Funds managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).

(b)	Non-income producing security.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs.

See Notes to Schedules of Investments.

1

State Street Target Retirement 2015 Fund

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 100.0%
Domestic Equity – 26.6%
State Street Equity 500 Index II Portfolio	89,749	$895,691
State Street Small/Mid Cap Equity Index Portfolio(b)	18,363	166,922

		1,062,613

Domestic Fixed Income – 53.9%
SPDR Barclays 1-10 Year TIPS ETF	39,075	746,723
SPDR Barclays High Yield Bond ETF	7,808	278,433
SPDR Barclays Short Term Corporate Bond ETF	1,137	34,701
SPDR Barclays Short Term Treasury ETF	4,247	128,982
State Street Aggregate Bond Index Portfolio	95,307	963,552

		2,152,391

International Equity – 14.5%
State Street Global Equity ex-U.S. Index Portfolio	68,676	579,625

Real Estate – 5.0%
SPDR Dow Jones Global Real Estate ETF	4,460	201,413

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $4,190,644)		3,996,042

SHORT TERM INVESTMENT – 0.9%
MONEY MARKET FUND – 0.9%
State Street Institutional Liquid Reserve Fund, Premier Class 0.13%(a)(c) (Cost $38,428)	38,428	38,428

TOTAL INVESTMENTS – 100.9%(d) (Cost $4,229,072)		4,034,470
Other Liabilities in Excess of Assets – (0.9)%		(37,831)

NET ASSETS – 100.0%		$3,996,639

(a)	Affiliated Funds managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).

(b)	Non-income producing security.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs.

See Notes to Schedules of Investments.

2

State Street Target Retirement 2020 Fund

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 99.9%
Domestic Equity – 35.1%
State Street Equity 500 Index II Portfolio	1,489,599	$14,866,198
State Street Small/Mid Cap Equity Index Portfolio(b)	371,556	3,377,445

		18,243,643

Domestic Fixed Income – 41.4%
SPDR Barclays 1-10 Year TIPS ETF	60,728	1,160,512
SPDR Barclays High Yield Bond ETF	86,667	3,090,545
SPDR Barclays Long Term Treasury ETF	30,034	2,147,731
SPDR Barclays TIPS ETF	82,752	4,569,566
State Street Aggregate Bond Index Portfolio	1,042,934	10,544,060

		21,512,414

International Equity – 20.5%
State Street Global Equity ex-U.S. Index Portfolio	1,265,525	10,681,033

Real Estate – 2.9%
SPDR Dow Jones Global Real Estate ETF	33,211	1,499,809

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $55,739,423)		51,936,899

SHORT TERM INVESTMENT – 0.3%
MONEY MARKET FUND– 0.3%
State Street Institutional Liquid Reserve Fund, Premier Class 0.13%(a)(c) (Cost $149,106)	149,106	149,106

TOTAL INVESTMENTS – 100.2%(d) (Cost $55,888,529)		52,086,005
Other Liabilities in Excess of Assets – (0.2)%		(127,284)

NET ASSETS – 100.0%		$51,958,721

(a)	Affiliated Funds managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).

(b)	Non-income producing security.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs.

See Notes to Schedules of Investments.

3

State Street Target Retirement 2025 Fund

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 99.9%
Domestic Equity – 42.5%
State Street Equity 500 Index II Portfolio	547,238	$5,461,437
State Street Small/Mid Cap Equity Index Portfolio(b)	161,542	1,468,421

		6,929,858

Domestic Fixed Income – 31.1%
SPDR Barclays High Yield Bond ETF	20,587	734,132
SPDR Barclays Long Term Treasury ETF	20,450	1,462,380
SPDR Barclays TIPS ETF	11,537	637,073
State Street Aggregate Bond Index Portfolio	221,179	2,236,122

		5,069,707

International Equity – 25.9%
State Street Global Equity ex-U.S. Index Portfolio	500,487	4,224,110

Real Estate – 0.4%
SPDR Dow Jones Global Real Estate ETF	1,357	61,282

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $17,505,698)		16,284,957

SHORT TERM INVESTMENT – 0.4%
MONEY MARKET FUND – 0.4%
State Street Institutional Liquid Reserve Fund, Premier Class 0.13%(a)(c) (Cost $59,004)	59,004	59,004

TOTAL INVESTMENTS – 100.3%(d) (Cost $17,564,702)		16,343,961
Other Liabilities in Excess of Assets – (0.3)%		(50,465)

NET ASSETS – 100.0%		$16,293,496

(a)	Affiliated Funds managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).

(b)	Non-income producing security.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs.

See Notes to Schedules of Investments.

4

State Street Target Retirement 2030 Fund

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 100.0%
Domestic Equity – 47.2%
State Street Equity 500 Index II Portfolio	1,529,908	$15,268,486
State Street Small/Mid Cap Equity Index Portfolio(b)	518,484	4,713,021

		19,981,507

Domestic Fixed Income – 23.7%
SPDR Barclays High Yield Bond ETF	18,797	670,301
SPDR Barclays Long Term Treasury ETF	57,866	4,137,998
SPDR Barclays TIPS ETF	8,720	481,518
State Street Aggregate Bond Index Portfolio	470,637	4,758,144

		10,047,961

International Equity – 29.1%
State Street Global Equity ex-U.S. Index Portfolio	1,459,818	12,320,864

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $46,004,467)		42,350,332

SHORT TERM INVESTMENT – 0.2%
MONEY MARKET FUND – 0.2%
State Street Institutional Liquid Reserve Fund, Premier Class 0.13%(a)(c) (Cost $86,287)	86,287	86,287

TOTAL INVESTMENTS – 100.2%(d) (Cost $46,090,754)		42,436,619
Other Liabilities in Excess of Assets – (0.2)%		(79,535)

NET ASSETS – 100.0%		$42,357,084

(a)	Affiliated Funds managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).

(b)	Non-income producing security.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs.

See Notes to Schedules of Investments.

5

State Street Target Retirement 2035 Fund

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 100.1%
Domestic Equity – 51.1%
State Street Equity 500 Index II Portfolio	372,023	$3,712,787
State Street Small/Mid Cap Equity Index Portfolio(b)	145,862	1,325,885

		5,038,672

Domestic Fixed Income – 17.3%
SPDR Barclays Long Term Treasury ETF	13,266	948,652
State Street Aggregate Bond Index Portfolio	74,778	756,010

		1,704,662

International Equity – 31.7%
State Street Global Equity ex-U.S. Index Portfolio	370,432	3,126,443

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $10,701,707)		9,869,777

SHORT TERM INVESTMENT – 0.6%
MONEY MARKET FUND – 0.6%
State Street Institutional Liquid Reserve Fund, Premier Class 0.13%(a)(c) (Cost $53,067)	53,067	53,067

TOTAL INVESTMENTS – 100.7%(d) (Cost $10,754,774)		9,922,844
Other Liabilities in Excess of Assets – (0.7)%		(65,961)

NET ASSETS – 100.0%		$9,856,883

(a)	Affiliated Funds managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).

(b)	Non-income producing security.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs.

See Notes to Schedules of Investments.

6

State Street Target Retirement 2040 Fund

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 100.0%
Domestic Equity – 54.0%
State Street Equity 500 Index II Portfolio	1,109,928	$11,077,080
State Street Small/Mid Cap Equity Index Portfolio(b)	501,415	4,557,860

		15,634,940

Domestic Fixed Income – 12.4%
SPDR Barclays Long Term Treasury ETF	39,459	2,821,713
State Street Aggregate Bond Index Portfolio	77,739	785,943

		3,607,656

International Equity – 33.6%
State Street Global Equity ex-U.S. Index Portfolio	1,154,447	9,743,529

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $31,793,636)		28,986,125

SHORT TERM INVESTMENT – 0.3%
MONEY MARKET FUND – 0.3%
State Street Institutional Liquid Reserve Fund, Premier Class 0.13%(a)(c) (Cost $71,189)	71,189	71,189

TOTAL INVESTMENTS – 100.3%(d) (Cost $31,864,825)		29,057,314
Other Liabilities in Excess of Assets – (0.3)%		(83,009)

NET ASSETS – 100.0%		$28,974,305

(a)	Affiliated Funds managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).

(b)	Non-income producing security.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs.

See Notes to Schedules of Investments.

7

State Street Target Retirement 2045 Fund

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 100.3%
Domestic Equity – 55.8%
State Street Equity 500 Index II Portfolio	229,318	$2,288,595
State Street Small/Mid Cap Equity Index Portfolio(b)	111,377	1,012,420

		3,301,015

Domestic Fixed Income – 9.6%
SPDR Barclays Long Term Treasury ETF	7,937	567,575

International Equity – 34.9%
State Street Global Equity ex-U.S. Index Portfolio	244,279	2,061,717

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $6,494,116)		5,930,307

SHORT TERM INVESTMENT – 0.8%
MONEY MARKET FUND – 0.8%
State Street Institutional Liquid Reserve Fund, Premier Class 0.13%(a)(c) (Cost $48,376)	48,376	48,376

TOTAL INVESTMENTS – 101.1%(d) (Cost $6,542,492)		5,978,683
Other Liabilities in Excess of Assets – (1.1)%		(67,171)

NET ASSETS – 100.0%		$5,911,512

(a)	Affiliated Funds managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).

(b)	Non-income producing security.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs.

See Notes to Schedules of Investments.

8

State Street Target Retirement 2050 Fund

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 100.4%
Domestic Equity – 55.9%
State Street Equity 500 Index II Portfolio	168,760	$1,684,223
State Street Small/Mid Cap Equity Index Portfolio(b)	81,967	745,084

		2,429,307

Domestic Fixed Income – 9.6%
SPDR Barclays Long Term Treasury ETF	5,841	417,690

International Equity – 34.9%
State Street Global Equity ex-U.S. Index Portfolio	179,774	1,517,293

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $4,789,375)		4,364,290

SHORT TERM INVESTMENT – 0.9%
MONEY MARKET FUND – 0.9%
State Street Institutional Liquid Reserve Fund, Premier Class 0.13%(a)(c) (Cost $41,443)	41,443	41,443

TOTAL INVESTMENTS – 101.3%(d) (Cost $4,830,818)		4,405,733
Other Liabilities in Excess of Assets – (1.3)%		(57,503)

NET ASSETS – 100.0%		$4,348,230

(a)	Affiliated Funds managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).

(b)	Non-income producing security.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs.

See Notes to Schedules of Investments.

9

State Street Target Retirement 2055 Fund

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 100.7%
Domestic Equity – 56.1%
State Street Equity 500 Index II Portfolio	106,930	$1,067,162
State Street Small/Mid Cap Equity Index Portfolio(b)	51,927	472,016

		1,539,178

Domestic Fixed Income – 9.6%
SPDR Barclays Long Term Treasury ETF	3,700	264,587

International Equity – 35.0%
State Street Global Equity ex-U.S. Index Portfolio	113,889	961,221

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $3,024,491)		2,764,986

SHORT TERM INVESTMENT – 1.3%
MONEY MARKET FUND – 1.3%
State Street Institutional Liquid Reserve Fund, Premier Class 0.13%(a)(c) (Cost $34,377)	34,377	34,377

TOTAL INVESTMENTS – 102.0%(d) (Cost $3,058,868)		2,799,363
Other Liabilities in Excess of Assets – (2.0)%		(53,856)

NET ASSETS – 100.0%		$2,745,507

(a)	Affiliated Funds managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).

(b)	Non-income producing security.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs.

See Notes to Schedules of Investments.

10

State Street Target Retirement 2060 Fund

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS(a) – 102.7%
Domestic Equity – 57.1%
State Street Equity 500 Index II Portfolio	21,359	$213,158
State Street Small/Mid Cap Equity Index Portfolio(b)	10,369	94,252

		307,410

Domestic Fixed Income – 9.9%
SPDR Barclays Long Term Treasury ETF	745	53,275

International Equity – 35.7%
State Street Global Equity ex-U.S. Index Portfolio	22,719	191,751

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $598,398)		552,436

SHORT TERM INVESTMENT – 0.7%
MONEY MARKET FUND – 0.7%
State Street Institutional Liquid Reserve Fund, Premier Class 0.13%(a)(c) (Cost $3,614)	3,614	3,614

TOTAL INVESTMENTS – 103.4%(d) (Cost $602,012)		556,050
Other Liabilities in Excess of Assets – (3.4)%		(18,037)

NET ASSETS – 100.0%		$538,013

(a)	Affiliated Funds managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).

(b)	Non-income producing security.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs.

See Notes to Schedules of Investments.

11

State Street Institutional Investment Trust

Notes to Schedules of Investments

September 30, 2015 (Unaudited)

Security valuation – Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to policies and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments. The members of the Committee are approved by the Board.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940 and in accordance with Funds’ procedures to stabilize net asset value.

•

Equity investments (including registered investment companies that are exchange-traded or closed-end funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

In the event prices or quotations are not readily available or application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Funds’ net asset value and the prices used by the Funds’ underlying indices, which in turn could result in a difference between the Funds’ performance and the performance of the Funds’ underlying indices. Various inputs are used in determining the value of Funds’ investments. These inputs are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes.

The Funds value its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

12

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no transfers for the period ended September 30, 2015.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of September 30, 2015:

Fund	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
State Street Target Retirement Fund	$22,824,840	$–	$–	$22,824,840
State Street Target Retirement 2015 Fund	4,034,470	–	–	4,034,470
State Street Target Retirement 2020 Fund	52,086,005	–	–	52,086,005
State Street Target Retirement 2025 Fund	16,343,961	–	–	16,343,961
State Street Target Retirement 2030 Fund	42,436,619	–	–	42,436,619
State Street Target Retirement 2035 Fund	9,922,844	–	–	9,922,844
State Street Target Retirement 2040 Fund	29,057,314	–	–	29,057,314
State Street Target Retirement 2045 Fund	5,978,683	–	–	5,978,683
State Street Target Retirement 2050 Fund	4,405,733	–	–	4,405,733
State Street Target Retirement 2055 Fund	2,799,363	–	–	2,799,363
State Street Target Retirement 2060 Fund	556,050	–	–	556,050

13

State Street Institutional Investment Trust

Notes to Schedules of Investments — (continued)

September 30, 2015 (Unaudited)

Transactions with Affiliates

The Funds may invest in Underlying Funds affiliated with the Adviser. Amounts related to investments in affiliated Underlying Funds for the period January 1, 2015 through September 30, 2015 are:

State Street Target Retirement Fund	Number of Shares Held at 12/31/14	Value at 12/31/14	Purchased		Sold		Number of Shares Held at 9/30/15	Value at 9/30/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	890	$75,098	$724,449	8,303	$789,338	9,193	–	$–	$4,539	$(9,162)
State Street Equity 500 Index II Portfolio	37,233	392,859	4,167,920	386,456	402,938	37,608	386,081	3,853,091	–	10,738
State Street Small/Mid Cap Equity Index Portfolio	–	–	791,501	79,902	5,578	591	79,311	720,936	–	(335)
SPDR Barclays 1-10 Year TIPS ETF	22,381	426,582	4,097,741	211,644	397,929	20,685	213,340	4,076,927	–	(3,844)
SPDR Barclays High Yield Bond ETF	4,317	166,679	7,707,211	43,273	123,015	3,187	44,403	1,583,411	54,507	(3,675)
SPDR Barclays Short Term Corporate Bond ETF	3,128	95,686	908,887	29,579	95,587	3,128	29,579	902,751	7,529	(270)
SPDR Barclays Short Term Treasury ETF	12,501	376,030	3,619,198	119,803	427,782	14,132	118,172	3,588,884	17,102	1,892
State Street Aggregate Bond Index Portfolio	47,100	477,546	4,703,677	460,093	610,852	60,390	446,803	4,517,179	60,491	384
State Street Global Equity ex-U.S. Index Portfolio	25,905	237,423	2,699,710	283,370	328,879	34,506	274,769	2,319,048	–	1,794
SPDR Dow Jones Global Real Estate ETF	2,465	117,654	1,254,455	25,470	123,341	2,570	25,365	1,145,483	22,847	3,519
State Street Institutional Liquid Reserves Fund, Premier Class	3,627	3,627	11,766,817	11,766,817	11,653,314	11,653,314	117,130	117,130	128	–

State Street Target Retirement 2015 Fund	Number of Shares Held at 12/31/14	Value at 12/31/14	Purchased		Sold		Number of Shares Held at 9/30/15	Value at 9/30/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	1,539	$129,861	$92,758	1,055	$222,917	2,594	–	$–	$1,031	$1,921
State Street Equity 500 Index II Portfolio	62,133	655,588	590,178	54,974	287,612	27,358	89,749	895,691	–	5,153
State Street Small/Mid Cap Equity Index Portfolio	–	–	203,632	20,561	20,406	2,198	18,363	166,922	–	(1,574)
SPDR Barclays 1-10 Year TIPS ETF	27,190	518,241	456,899	23,644	225,643	11,759	39,075	746,723	–	(3,383)
SPDR Barclays High Yield Bond ETF	5,270	203,475	184,607	4,765	83,198	2,227	7,808	278,433	9,785	(5,837)
SPDR Barclays Short Term Corporate Bond ETF	477	14,591	27,592	900	7,334	240	1,137	34,701	220	(32)
SPDR Barclays Short Term Treasury ETF	1,696	51,016	107,046	3,532	29,684	981	4,247	128,982	456	150
State Street Aggregate Bond Index Portfolio	71,783	727,820	632,206	62,367	393,883	38,843	95,307	963,552	13,367	3,360
State Street Global Equity ex-U.S. Index Portfolio	47,201	432,604	455,708	47,608	239,767	26,133	68,676	579,625	–	(8,423)
SPDR Dow Jones Global Real Estate ETF	3,009	143,620	151,585	3,178	81,645	1,727	4,460	201,413	4,110	2,105
State Street Institutional Liquid Reserves Fund, Premier Class	4,002	4,002	792,255	792,255	757,829	757,829	38,428	38,428	12	–

14

State Street Institutional Investment Trust

Notes to Schedules of Investments — (continued)

September 30, 2015 (Unaudited)

State Street Target Retirement 2020 Fund	Number of Shares Held at 12/31/14	Value at 12/31/14	Purchased		Sold		Number of Shares Held at 9/30/15	Value at 9/30/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	6,532	$551,170	$3,495,376	40,042	$3,997,513	46,574	–	$–	$22,601	$(42,487)
State Street Equity 500 Index II Portfolio	223,079	2,353,794	15,288,668	1,411,524	1,547,301	145,004	1,489,599	14,866,198	–	32,691
State Street Small/Mid Cap Equity Index Portfolio	–	–	3,722,535	373,727	20,621	2,171	371,556	3,377,445	–	(1,084)
SPDR Barclays 1-10 Year TIPS ETF	–	–	1,196,426	62,062	25,683	1,334	60,728	1,160,512	–	(154)
SPDR Barclays High Yield Bond ETF	12,408	479,073	3,135,242	79,180	190,221	4,921	86,667	3,090,545	109,130	(6,072)
SPDR Barclays Long Term Treasury ETF	5,229	381,016	2,521,601	34,143	675,447	9,338	30,034	2,147,731	36,102	(2,926)
SPDR Barclays TIPS ETF	14,377	804,825	4,947,559	87,246	1,052,047	18,871	82,752	4,569,566	–	(8,136)
State Street Aggregate Bond Index Portfolio	153,272	1,554,043	10,491,722	1,026,758	1,389,898	137,096	1,042,934	10,544,060	138,320	7,042
State Street Global Equity ex-U.S. Index Portfolio	187,497	1,718,452	11,979,290	1,248,774	1,615,449	170,746	1,265,525	10,681,033	–	17,461
SPDR Dow Jones Global Real Estate ETF	4,132	197,220	1,501,038	30,573	72,729	1,494	33,211	1,499,809	28,160	5,547
State Street Institutional Liquid Reserves Fund, Premier Class	16,109	16,109	14,920,016	14,920,016	14,787,019	14,787,019	149,106	149,106	153	–

State Street Target Retirement 2025 Fund	Number of Shares Held at 12/31/14	Value at 12/31/14	Purchased		Sold		Number of Shares Held at 9/30/15	Value at 9/30/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	7,671	$647,279	$1,125,164	12,849	$1,763,221	20,520	–	$–	$8,919	$(2,681)
State Street Equity 500 Index II Portfolio	220,882	2,330,622	4,471,878	413,277	928,252	86,921	547,238	5,461,437	–	24,148
State Street Small/Mid Cap Equity Index Portfolio	–	–	1,631,401	163,892	22,259	2,350	161,542	1,468,421	–	(1,244)
SPDR Barclays High Yield Bond ETF	7,349	283,745	604,826	15,469	86,204	2,231	20,587	734,132	23,546	(3,221)
SPDR Barclays Long Term Treasury ETF	9,304	677,945	1,343,018	18,565	537,738	7,419	20,450	1,462,380	22,681	12,231
SPDR Barclays TIPS ETF	3,614	202,312	515,417	9,158	69,493	1,235	11,537	637,073	–	535
State Street Aggregate Bond Index Portfolio	93,539	948,398	1,844,655	181,188	543,801	53,548	221,179	2,236,122	29,322	4,002
State Street Global Equity ex-U.S. Index Portfolio	199,123	1,825,003	3,756,011	391,576	859,221	90,212	500,487	4,224,110	–	4,377
SPDR Dow Jones Global Real Estate ETF	–	–	65,784	1,406	2,371	49	1,357	61,282	496	(64)
State Street Institutional Liquid Reserves Fund, Premier Class	13,242	13,242	3,017,272	3,017,272	2,971,510	2,971,510	59,004	59,004	36	–

15

State Street Institutional Investment Trust

Notes to Schedules of Investments — (continued)

September 30, 2015 (Unaudited)

State Street Target Retirement 2030 Fund	Number of Shares Held at 12/31/14	Value at 12/31/14	Purchased		Sold		Number of Shares Held at 9/30/15	Value at 9/30/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	6,143	$518,346	$4,923,988	56,428	$5,367,687	62,571	–	$–	$31,054	$(69,714)
State Street Equity 500 Index II Portfolio	156,596	1,652,311	15,961,625	1,473,347	1,063,426	100,035	1,529,908	15,268,486	–	22,504
State Street Small/Mid Cap Equity Index Portfolio	–	–	5,216,134	523,449	46,960	4,965	518,484	4,713,021	–	(2,686)
SPDR Barclays High Yield Bond ETF	1,351	52,162	703,065	17,981	20,422	535	18,797	670,301	20,093	(1,039)
SPDR Barclays Long Term Treasury ETF	6,096	444,191	4,723,863	64,225	892,831	12,455	57,866	4,137,998	64,271	(11,078)
SPDR Barclays TIPS ETF	694	38,850	471,724	8,341	17,638	315	8,720	481,518	–	50
State Street Aggregate Bond Index Portfolio	50,392	510,932	5,018,375	491,048	716,814	70,803	470,637	4,758,144	64,758	(614)
State Street Global Equity ex-U.S. Index Portfolio	146,572	1,343,361	13,858,395	1,445,525	1,246,832	132,279	1,459,818	12,320,864	–	3,997
State Street Institutional Liquid Reserves Fund, Premier Class	18,347	18,347	9,896,172	9,896,172	9,828,232	9,828,232	86,287	86,287	88	–

State Street Target Retirement 2035 Fund	Number of Shares Held at 12/31/14	Value at 12/31/14	Purchased		Sold		Number of Shares Held at 9/30/15	Value at 9/30/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	6,860	$578,847	$1,068,074	12,207	$1,636,946	19,067	–	$–	$8,161	$(2,758)
State Street Equity 500 Index II Portfolio	148,828	1,570,347	3,105,241	286,993	673,344	63,798	372,023	3,712,787	–	15,207
State Street Small/Mid Cap Equity Index Portfolio	–	–	1,521,687	152,709	63,850	6,847	145,862	1,325,885	–	(4,616)
SPDR Barclays Long Term Treasury ETF	5,668	413,004	892,826	12,310	340,821	4,712	13,266	948,652	14,809	8,976
State Street Aggregate Bond Index Portfolio	29,433	298,421	648,498	63,672	186,023	18,327	74,778	756,010	9,879	1,527
State Street Global Equity ex-U.S. Index Portfolio	145,607	1,334,522	2,829,638	295,718	660,369	70,893	370,432	3,126,443	–	(14,206)
State Street Institutional Liquid Reserves Fund, Premier Class	15,127	15,127	2,059,009	2,059,009	2,021,069	2,021,069	53,067	53,067	15	–

16

State Street Institutional Investment Trust

Notes to Schedules of Investments — (continued)

September 30, 2015 (Unaudited)

State Street Target Retirement 2040 Fund	Number of Shares Held at 12/31/14	Value at 12/31/14	Purchased		Sold		Number of Shares Held at 9/30/15	Value at 9/30/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	4,762	$401,818	$4,940,403	56,626	$5,268,172	61,388	–	$–	$30,721	$(67,880)
State Street Equity 500 Index II Portfolio	90,269	952,462	12,000,305	1,107,772	939,448	88,113	1,109,928	11,077,080	–	25,255
State Street Small/Mid Cap Equity Index Portfolio	–	–	5,077,378	508,960	72,026	7,545	501,415	4,557,860	–	(3,426)
SPDR Barclays Long Term Treasury ETF	3,349	244,028	3,387,432	46,033	710,220	9,923	39,459	2,821,713	44,979	(13,402)
State Street Aggregate Bond Index Portfolio	5,009	50,785	807,048	79,078	64,179	6,348	77,739	785,943	9,294	21
State Street Global Equity ex-U.S. Index Portfolio	92,313	846,072	11,228,890	1,170,029	1,025,498	107,895	1,154,447	9,743,529	–	1,409
State Street Institutional Liquid Reserves Fund, Premier Class	17,599	17,599	8,119,007	8,119,007	8,065,417	8,065,417	71,189	71,189	70	–

State Street Target Retirement 2045 Fund	Number of Shares Held at 12/31/14	Value at 12/31/14	Purchased		Sold		Number of Shares Held at 9/30/15	Value at 9/30/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	2,038	$171,966	$946,820	10,833	$1,104,421	12,871	–	$–	$5,963	$(10,909)
State Street Equity 500 Index II Portfolio	35,570	375,313	2,321,398	214,754	223,176	21,006	229,318	2,288,595	–	8,702
State Street Small/Mid Cap Equity Index Portfolio	–	–	1,123,654	112,965	15,129	1,588	111,377	1,012,420	–	(748)
SPDR Barclays Long Term Treasury ETF	1,348	98,223	632,194	8,636	147,136	2,047	7,937	567,575	8,378	3,619
State Street Global Equity ex-U.S. Index Portfolio	37,092	339,958	2,224,433	232,634	239,824	25,447	244,279	2,061,717	–	(5,993)
State Street Institutional Liquid Reserves Fund, Premier Class	11,094	11,094	1,688,910	1,688,910	1,651,628	1,651,628	48,376	48,376	13	–

State Street Target Retirement 2050 Fund	Number of Shares Held at 12/31/14	Value at 12/31/14	Purchased		Sold		Number of Shares Held at 9/30/15	Value at 9/30/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	995	$83,958	$746,904	8,549	$818,955	9,544	–	$–	$4,314	$(10,320)
State Street Equity 500 Index II Portfolio	17,491	184,559	1,816,899	167,960	178,160	16,691	168,760	1,684,223	–	7,743
State Street Small/Mid Cap Equity Index Portfolio	–	–	819,622	82,397	4,072	430	81,967	745,084	–	(216)
SPDR Barclays Long Term Treasury ETF	666	48,529	490,063	6,682	108,405	1,507	5,841	417,690	6,110	328
State Street Global Equity ex-U.S. Index Portfolio	18,240	167,174	1,742,626	181,944	194,011	20,410	179,774	1,517,293	–	(2,759)
State Street Institutional Liquid Reserves Fund, Premier Class	5,420	5,420	1,365,704	1,365,704	1,329,681	1,329,681	41,443	41,443	15	–

17

State Street Institutional Investment Trust

Notes to Schedules of Investments — (continued)

September 30, 2015 (Unaudited)

State Street Target Retirement 2055 Fund	Number of Shares Held at 12/31/14	Value at 12/31/14	Purchased		Sold		Number of Shares Held at 9/30/15	Value at 9/30/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	995	$83,958	$423,495	4,849	$501,280	5,844	–	$–	$2,606	$(4,587)
State Street Equity 500 Index II Portfolio	17,491	184,559	1,085,674	100,523	118,261	11,084	106,930	1,067,162	–	5,093
State Street Small/Mid Cap Equity Index Portfolio	–	–	520,339	52,360	4,158	433	51,927	472,016	–	(172)
SPDR Barclays Long Term Treasury ETF	666	48,529	290,965	3,979	68,363	945	3,700	264,587	3,744	2,199
State Street Global Equity ex-U.S. Index Portfolio	18,240	167,174	1,047,866	109,769	133,513	14,120	113,889	961,221	–	(2,893)
State Street Institutional Liquid Reserves Fund, Premier Class	5,420	5,420	860,785	860,785	831,828	831,828	34,377	34,377	8	–

State Street Target Retirement 2060 Fund	Number of Shares Held at 12/31/14	Value at 12/31/14	Purchased		Sold		Number of Shares Held at 9/30/15	Value at 9/30/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	996	$84,042	$62,943	721	$147,517	1,717	–	$–	$707	$2,139
State Street Equity 500 Index II Portfolio	17,526	184,927	144,055	13,401	99,454	9,568	21,359	213,158	–	1,754
State Street Small/Mid Cap Equity Index Portfolio	–	–	119,701	12,035	14,973	1,666	10,369	94,252	–	(1,687)
SPDR Barclays Long Term Treasury ETF	667	48,602	50,160	694	44,486	616	745	53,275	1,022	2,775
State Street Global Equity ex-U.S. Index Portfolio	18,275	167,497	142,397	15,035	96,392	10,591	22,719	191,751	–	(5,915)
State Street Institutional Liquid Reserves Fund, Premier Class	5,435	5,435	274,808	274,808	276,629	276,629	3,614	3,614	–	–

Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation at September 30, 2015, was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
State Street Target Retirement Fund	$23,860,303	$18,964	$(1,054,427)	$(1,035,463)
State Street Target Retirement 2015 Fund	4,229,072	415	(195,017)	(194,602)
State Street Target Retirement 2020 Fund	55,888,529	–	(3,802,524)	(3,802,524)
State Street Target Retirement 2025 Fund	17,564,702	–	(1,220,741)	(1,220,741)
State Street Target Retirement 2030 Fund	46,090,754	–	(3,654,135)	(3,654,135)
State Street Target Retirement 2035 Fund	10,754,774	–	(831,930)	(831,930)
State Street Target Retirement 2040 Fund	31,864,825	–	(2,807,511)	(2,807,511)
State Street Target Retirement 2045 Fund	6,542,492	–	(563,809)	(563,809)
State Street Target Retirement 2050 Fund	4,830,818	–	(425,085)	(425,085)
State Street Target Retirement 2055 Fund	3,058,868	–	(259,505)	(259,505)
State Street Target Retirement 2060 Fund	602,012	–	(45,962)	(45,962)

18

Quarterly Report

30 September 2015

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

Quarterly Report

September 30, 2015

Portfolio of Investments	1

Notes to Portfolio of Investments	2

State Street Clarion Global Real Estate Income Fund

Portfolio of Investments

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.3%
Australia – 5.5%
Federation Centres REIT	52,719	$101,853
GPT Group REIT	24,400	77,586
Investa Office Fund REIT	18,711	52,044
Scentre Group REIT	16,484	45,392

		276,875

France – 5.9%
ICADE REIT	740	50,156
Klepierre REIT	2,194	99,335
Unibail-Rodamco SE REIT(a)	571	147,425

		296,916

Germany – 3.9%
Deutsche EuroShop AG	1,301	58,441
LEG Immobilien AG(a)	1,686	139,344

		197,785

Hong Kong – 1.0%
Hongkong Land Holdings, Ltd.	4,200	27,811
Link REIT	4,400	24,167

		51,978

Japan – 8.1%
Fukuoka REIT Corp. REIT	24	35,558
GLP J- REIT	23	22,044
Invincible Investment Corp. REIT	49	27,371
Japan Retail Fund Investment Corp. REIT	46	89,152
Kenedix Office Investment Corp. REIT	18	85,701
Mitsui Fudosan Co., Ltd.	2,000	54,914
Nippon Prologis REIT, Inc. REIT	36	65,431
Orix JREIT, Inc. REIT	18	24,392

		404,563

Netherlands – 1.0%
Eurocommercial Properties NV	1,200	52,396

Singapore – 0.5%
CapitaLand Commercial Trust, Ltd. REIT	26,600	25,135

Spain – 0.8%
Hispania Activos Inmobiliarios SA(a)	2,883	40,055

Sweden – 1.1%
Hufvudstaden AB	4,008	52,411

United Kingdom – 7.7%
British Land Co. PLC REIT	13,538	172,155
Great Portland Estates PLC REIT	7,353	95,308
Hammerson PLC REIT	9,919	93,785
ST Modwen Properties PLC	4,089	25,746

		386,994

United States – 63.8%
Alexandria Real Estate Equities, Inc. REIT	900	76,203
AvalonBay Communities, Inc. REIT	1,000	174,820
Boston Properties, Inc. REIT	1,400	165,760
CubeSmart REIT	2,000	54,420
DCT Industrial Trust, Inc. REIT	1,200	40,392
DDR Corp. REIT	5,600	86,128
Douglas Emmett, Inc. REIT	1,300	37,336
Equity Residential REIT	3,400	255,408
Essex Property Trust, Inc. REIT	475	106,124
Federal Realty Investment Trust REIT	400	54,580
Forest City Enterprises, Inc. (Class A)(a)	2,400	48,312
General Growth Properties, Inc. REIT	8,200	212,954
Healthcare Realty Trust, Inc. REIT	2,200	54,670
Host Hotels & Resorts, Inc. REIT	6,900	109,089
Kilroy Realty Corp. REIT	1,200	78,192
Kimco Realty Corp. REIT	4,100	100,163
LaSalle Hotel Properties REIT	2,100	59,619
Liberty Property Trust REIT	1,900	59,869
Paramount Group, Inc. REIT	2,500	42,000
Post Properties, Inc. REIT	1,200	69,948
ProLogis, Inc. REIT	4,400	171,160
Public Storage, Inc. REIT	800	169,304
QTS Realty Trust, Inc. (Class A)	1,102	48,146
Simon Property Group, Inc. REIT	1,850	339,882
SL Green Realty Corp. REIT	1,100	118,976
Spirit Realty Capital, Inc. REIT	7,800	71,292
Sunstone Hotel Investors, Inc. REIT	4,000	52,920
UDR, Inc. REIT	1,920	66,202
Vornado Realty Trust REIT	1,000	90,420
Welltower, Inc. REIT	2,800	189,616

		3,203,905

TOTAL COMMON STOCKS (Cost $5,089,330)		4,989,013

SHORT TERM INVESTMENT– 1.1%
MONEY MARKET FUND – 1.1%
State Street Institutional Liquid Reserve Fund, Premier Class 0.13%(b)(c) (Cost $56,222)	56,222	56,222

TOTAL INVESTMENTS –100.4%(d) (Cost $5,145,552)		5,045,235
Other Liabilities in Excess of Assets – (0.4)%		(20,574)

NET ASSETS – 100.0%		$5,024,661

(a)	Non-income producing security.

(b)	Affiliated issuer. See table that follows for more information.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs.

Abbreviations:
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Portfolio of Investments.

1

State Street Clarion Global Real Estate Income Fund

Notes to Portfolio of Investments

September 30, 2015 (Unaudited)

Security Valuation – The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to policies and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments. The members of the Committee are approved by the Board. Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940 and in accordance with Fund procedures to stabilize net asset value.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying indices, which in turn could result in a difference between the Fund’s performance and the performance of the Funds’ underlying indices. Various inputs are used in determining the value of Fund’s investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes.

In the event prices or quotations are not readily available or application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with valuation policies and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets

2

State Street Clarion Global Real Estate Income Fund

Notes to Portfolio of Investments — (continued)

September 30, 2015 (Unaudited)

that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The aggregate value of investments by input level as of September 30, 2015, is included at the end of the Fund’s Schedule of Investments. The Fund had no transfers between levels for the period ended September 30, 2015.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2015. The breakdown of the Fund’s investments into major categories is disclosed in its schedule of investments.

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
INVESTMENTS:
Common Stocks	$4,989,013	$–	$–	$4,989,013
Money Market Fund	56,222	–	–	56,222

TOTAL INVESTMENTS	$5,045,235	$–	$–	$5,045,235

Transactions with Affiliates

Certain investments made by the Fund were made in securities affiliated with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). The Fund invested in the State Street Institutional Liquid Reserves Fund. Transactions in affiliates for the period ended September 30, 2015 were as follows:

Security Description	Number of shares held at 12/31/14	Shares purchased for the period ended 9/30/15	Shares sold for the period ended 9/30/15	Number of shares held at 9/30/15	Value at 9/30/15	Income earned for the period ended 9/30/15
State Street Institutional Liquid Reserves Fund, Premier Class	35,023	796,403	775,204	56,222	$56,222	$32

Aggregate Unrealized Appreciation and Depreciation

At September 30, 2015, the cost of investments and the gross unrealized appreciation and gross unrealized depreciation of investments for federal tax purposes are as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
State Street Clarion Global Real Estate Income Fund	$5,145,552	$135,991	$(236,308)	$(100,317)

3

Quarterly Report

30 September 2015

State Street Institutional Investment Trust

State Street Clarion Global Infrastructure & MLP Fund

State Street Institutional Investment Trust

Quarterly Report

September 30, 2015

State Street Clarion Global Infrastructure & MLP Fund

Notes to Quarterly Report

September 30, 2015 (Unaudited)

1.	Organization

The Clarion Global Infrastructure & MLP Fund is a non-diversified series of the State Street Institutional Investment Trust (the “Trust”), which is an open-end management investment company organized as a business trust under the laws of The Commonwealth of Massachusetts. The Fund invests through a “master-feeder” structure. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Portfolio, State Street Clarion Global Infrastructure & MLP Portfolio, a separate mutual fund that has substantially similar investment strategies and risks as the Fund.

2.	Significant Accounting Policies

The Fund’s portfolio holdings and other financial information presented in this Quarterly Report are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its Quarterly Report.

SecurityValuation

The Fund records its investment in the Portfolio at value. The valuation policies of the Portfolio are discussed in the Notes to the Schedule of Investments, which are attached to this report.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. The summary of the inputs used for the Portfolio in valuing the Portfolio’s assets carried at fair value are discussed in the Notes to the Schedule of Investments, which is attached to this report.

ContractualObligation/Indemnification

Under the Investment Company’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Fund enters into contracts that contain a variety of representations and obligations including general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

1

State Street Clarion Global Infrastructure & MLP Fund

Shareholder Requests for Additional Information

September 30, 2015 (Unaudited)

Information regarding the Fund’s proxy voting policies and procedures, as well as information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the U.S. Securities and Exchange Commission (“SEC”) at www.sec.gov.

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

2

State Street Clarion Global Infrastructure & MLP Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Clarion Global Infrastructure & MLP Portfolio, a series of SSGA Active Trust. The schedule of investments for the State Street Clarion Global Infrastructure & MLP Portfolio follows.

State Street Clarion Global Infrastructure & MLP Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 98.5%
AUSTRALIA – 7.4%
Asciano, Ltd.(a)	19,264	$114,106
Aurizon Holdings, Ltd.(a)	98,630	348,618
Transurban Group(a)	88,964	623,485

		1,086,209

CANADA – 0.8%
Veresen, Inc.	16,200	123,249

FRANCE – 6.0%
Aeroports de Paris(a)	951	107,828
Suez Environnement Co.(a)	13,485	242,067
Vinci SA(a)	8,475	538,359

		888,254

HONG KONG – 4.5%
Beijing Enterprises Holdings, Ltd.(a)	13,000	78,315
COSCO Pacific, Ltd.(a)	172,700	223,439
Power Assets Holdings, Ltd.(a)	37,800	357,696

		659,450

ITALY – 3.4%
Atlantia SpA(a)	7,966	222,601
Enel SpA(a)	61,433	273,832

		496,433

JAPAN – 8.1%
Central Japan Railway Co.(a)	3,400	549,089
East Japan Railway Co.(a)	7,700	649,929

		1,199,018

MEXICO – 0.9%
Grupo Aeroportuario del Sureste SAB de CV (Class B)	8,555	130,384

SPAIN – 8.6%
Abertis Infraestructuras SA(a)	18,144	286,785
Enagas SA(a)	7,758	222,236
Ferrovial SA(a)	22,025	526,299
Red Electrica Corp. SA(a)	2,732	226,620

		1,261,940

SWITZERLAND – 1.2%
Flughafen Zuerich AG(a)	250	173,562

UNITED KINGDOM – 8.1%
National Grid PLC(a)	54,265	756,756
Severn Trent PLC(a)	1,845	61,113
United Utilities Group PLC(a)	18,111	254,179
VTTI Energy Partners LP(b)(c)	5,916	115,776

		1,187,824

UNITED STATES – 49.5%
American Electric Power Co., Inc.	2,300	130,778
American Tower Corp.	3,500	307,930
California Water Service Group	4,500	99,540
Crown Castle International Corp.	10,335	815,121
Dominion Resources, Inc.	5,968	420,028
DTE Energy Co.	5,984	480,934
Edison International	5,009	315,918
Energy Transfer Partners LP(b)	7,129	292,788
EnLink Midstream Partners LP(b)	5,531	87,169
Enterprise Products Partners LP(b)	5,800	144,420
EQT Midstream Partners LP(b)	4,760	315,731
Eversource Energy	8,962	453,656
Exelon Corp.	13,898	412,771
Genesee & Wyoming, Inc. (Class A)(c)	4,600	271,768
ITC Holdings Corp.	4,700	156,698
NextEra Energy Partners LP(b)	6,500	141,700
NextEra Energy, Inc.	4,010	391,175
NiSource, Inc.	15,219	282,312
NRG Yield, Inc. (Class A)	16,200	180,630
PG&E Corp.	3,300	174,240
Sempra Energy	2,405	232,612
Summit Midstream Partners LP(b)	6,320	111,422
Sunoco Logistics Partners LP(b)	6,871	196,923
TerraForm Power, Inc. (Class A)(c)	5,000	71,100
Tesoro Logistics LP(b)	2,200	99,000
Union Pacific Corp.	5,294	468,042
Williams Cos., Inc.	6,000	221,100

		7,275,506

TOTAL COMMON STOCKS (Cost $15,896,081)		$14,481,829

SHORT TERM INVESTMENT – 3.0%
MONEY MARKET FUND – 3.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.13%(d)(e) (Cost $446,369)	446,369	446,369

TOTAL INVESTMENTS – 101.5%(e) (Cost $16,342,450)		14,928,198
OTHER ASSETS & LIABILITIES – (1.5)%		(227,257)

NET ASSETS – 100.0%		$14,700,941

(a)	Value is determined based on Level 2 inputs (see accompanying Notes to Schedule of Investments).

(b)	Master Limited Partnership. Represents $1,504,929 or 10.2% of net assets.

(c)	Non-income producing security

(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedule of Investments).

(d)	The rate shown is the annualized seven-day yield at period end.

(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs (see accompanying Notes to Schedule of Investments).

PLC = Public Limited Company

3

State Street Clarion Global Infrastructure & MLP Portfolio

Notes to Schedule of Investments

September 30, 2015 (Unaudited)

Security Valuation

The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to policies and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments. The members of the Committee are approved by the Board. Generally, investments are valued using market quotations, as obtained or determined by independent pricing services recommended by the Committee approved by the Board.

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•

Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940 and in accordance with Portfolio procedures to stabilize net asset value.

In the event prices or quotations are not readily available or application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate the Portfolio’s net asset value and the prices used by the Portfolio’s underlying index, which in turn could result in a difference between the Portfolio’s performance and the performance of the Portfolio’s underlying index. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes. The Portfolio values its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

4

State Street Clarion Global Infrastructure & MLP Portfolio

Notes to Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets: Investments:
Common Stocks	$7,644,915	$6,836,914	$–	$14,481,829
Short Term Investment	446,369	–	–	446,369

Total Investments	$8,091,284	$6,836,914	$–	$14,928,198

Transactions with Affiliates

The Portfolio may invest in certain money market funds affiliated with the Adviser. Amounts related to investments in affiliated underlying Portfolio at September 30, 2015, and for the period then ended are:

	Value at 1/21/15*	Purchased		Sold		Value at 9/30/15	Income	Realized Gain/(Loss)
		Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund, Premier Class	$0	8,889,849	8,889,849	8,443,480	8,443,480	$446,369	$202	$0

*	Commenced operations

Aggregate Unrealized Appreciation and Depreciation

As of September 30, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Clarion Global Infrastructure & MLP Portfolio	$16,342,450	$234,802	$(1,649,054)	$(1,414,252)

Other information regarding the Portfolios is available in the Portfolios’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.ssgafunds.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

5

Quarterly Report

30 September 2015

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Quarterly Report

September 30, 2015

Schedule of Investments	1

Notes to Schedule of Investments	16

State Street Hedged International Developed Equity Index Fund

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS – 93.2%
Australia – 5.9%
AGL Energy, Ltd.	32,944	$370,955
Alumina, Ltd.	112,628	89,649
Amcor, Ltd.	56,398	524,754
AMP, Ltd.	134,672	529,199
APA Group	49,257	297,435
Aristocrat Leisure, Ltd.	28,665	174,428
Asciano, Ltd.	50,455	298,858
ASX, Ltd.	8,222	219,617
Aurizon Holdings, Ltd.	103,664	366,412
AusNet Services	75,601	72,703
Australia & New Zealand Banking Group, Ltd.	132,798	2,538,520
Bank of Queensland, Ltd.	15,952	130,655
Bendigo & Adelaide Bank, Ltd.	17,859	124,875
BHP Billiton, Ltd.	154,226	2,437,105
Boral, Ltd.	35,059	130,456
Brambles, Ltd.	74,149	509,619
Caltex Australia, Ltd.	12,862	284,069
CIMIC Group, Ltd.	4,424	73,532
Coca-Cola Amatil, Ltd.	22,946	145,539
Cochlear, Ltd.	2,434	143,292
Commonwealth Bank of Australia	80,342	4,125,893
Computershare, Ltd.	19,037	142,229
Crown Resorts, Ltd.	16,758	117,272
CSL, Ltd.	22,686	1,428,414
Dexus Property Group REIT	48,835	246,394
Federation Centres REIT	148,873	287,623
Flight Centre Travel Group, Ltd.	2,958	75,380
Fortescue Metals Group, Ltd.	59,247	76,522
Goodman Group REIT	89,076	368,380
GPT Group REIT	76,087	241,938
Harvey Norman Holdings, Ltd.	18,553	50,845
Healthscope, Ltd.	54,238	97,535
Iluka Resources, Ltd.	20,227	88,906
Incitec Pivot, Ltd.	76,829	211,865
Insurance Australia Group, Ltd.	112,646	385,343
Lend Lease Group	27,878	246,932
Macquarie Group, Ltd.	14,602	791,751
Medibank Pvt, Ltd.	125,730	214,304
Mirvac Group REIT	151,875	184,494
National Australia Bank, Ltd.	125,486	2,656,973
Newcrest Mining, Ltd.(a)	36,161	325,567
Orica, Ltd.	16,122	171,195
Origin Energy, Ltd.	55,153	219,273
Platinum Asset Management, Ltd.	15,476	73,976
Qantas Airways, Ltd.(a)	29,495	77,474
QBE Insurance Group, Ltd.	62,176	566,506
Ramsay Health Care, Ltd.	6,739	278,082
REA Group, Ltd.	2,310	72,374
Rio Tinto, Ltd.	20,735	713,732
Santos, Ltd.	46,973	132,992
Scentre Group REIT	264,583	728,575
Seek, Ltd.	15,087	127,924
Sonic Healthcare, Ltd.	16,163	207,998
South32, Ltd.(a)	263,472	254,797
Stockland REIT	111,993	304,416
Suncorp Group, Ltd.	60,752	522,888
Sydney Airport	49,547	208,338
Tabcorp Holdings, Ltd.	32,332	106,496
Tatts Group, Ltd.	75,946	201,599

Telstra Corp., Ltd.	207,843	822,157
TPG Telecom, Ltd.	16,124	123,641
Transurban Group	86,835	608,565
Treasury Wine Estates, Ltd.	25,424	117,866
Wesfarmers, Ltd.	54,455	1,506,057
Westfield Corp. REIT	89,423	629,556
Westpac Banking Corp.	147,896	3,108,384
Woodside Petroleum, Ltd.	36,157	740,374
Woolworths, Ltd.	58,362	1,023,513
WorleyParsons, Ltd.	4,423	18,525

		35,493,505

Austria – 0.2%
ANDRITZ AG	3,957	178,122
Erste Group Bank AG(a)	13,627	395,605
OMV AG	8,180	198,832
Raiffeisen Bank International AG(a)	5,136	67,429
voestalpine AG	5,220	179,292

		1,019,280

Belgium – 1.3%
Ageas	9,802	402,412
Anheuser-Busch InBev SA	38,044	4,042,023
Colruyt SA	3,733	179,733
Delhaize Group	4,949	438,231
Groupe Bruxelles Lambert SA	3,846	289,936
KBC Groep NV	12,219	771,958
Proximus	8,033	277,591
Solvay SA	3,096	316,086
Telenet Group Holding NV(a)	2,978	170,896
UCB SA	6,009	470,277
Umicore SA	4,412	169,979

		7,529,122

China – 0.2%
Glencore PLC(a)	562,966	782,466
Kerry Properties, Ltd.	40,500	111,197
Sino Land Co., Ltd.	138,000	211,194

		1,104,857

Denmark – 1.7%
AP Moeller – Maersk AS (Class A)	190	285,946
AP Moeller – Maersk AS (Class B)	337	519,021
Carlsberg AS (Class B)	5,209	399,914
Coloplast AS (Class B)	5,461	386,837
Danske Bank AS	32,548	982,743
DSV AS	8,315	310,432
Novo Nordisk AS (Class B)	92,578	4,991,521
Novozymes AS (Class B)	11,284	492,023
Pandora AS	5,224	609,724
TDC AS	34,600	178,286
Tryg AS	5,163	100,225
Vestas Wind Systems AS	10,572	549,142
William Demant Holding AS(a)	850	70,554

		9,876,368

Finland – 0.8%
Elisa Oyj	6,146	207,688
Fortum Oyj	22,641	334,649
Kone Oyj (Class B)	15,282	581,000

See Notes to Schedule of Investments

1

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS – (continued)
Finland – (continued)
Metso Oyj	4,378	$90,981
Neste Oyj	6,787	156,041
Nokia Oyj	173,126	1,182,582
Nokian Renkaat Oyj	5,085	164,440
Orion Oyj (Class B)	5,480	207,152
Sampo Oyj (Class A)	21,836	1,055,711
Stora Enso Oyj	28,256	213,579
UPM-Kymmene Oyj	25,685	385,153
Wartsila Oyj Abp	7,065	280,067

		4,859,043

France – 9.0%
Accor SA	10,113	473,682
Aeroports de Paris	1,319	149,553
Air Liquide SA	16,404	1,942,728
Alcatel-Lucent(a)	136,459	502,974
Alstom SA(a)	10,230	316,100
Arkema SA	3,224	208,758
Atos SE	4,081	313,369
AXA SA	94,343	2,288,191
BNP Paribas SA	50,244	2,955,024
Bollore SA	37,738	183,800
Bouygues SA	9,931	352,077
Bureau Veritas SA	13,140	277,103
Cap Gemini SA	7,705	687,370
Carrefour SA	26,855	795,067
Casino Guichard Perrachon SA	2,213	117,732
Christian Dior SE	2,593	485,310
Cie de Saint-Gobain	23,359	1,012,745
Cie Generale des Etablissements Michelin	9,060	828,086
CNP Assurances	7,075	98,205
Credit Agricole SA	46,833	538,620
Danone SA	27,679	1,745,387
Dassault Systemes	6,105	450,726
Edenred	8,928	146,042
Electricite de France SA	10,285	181,420
Engie	68,813	1,112,281
Essilor International SA	9,582	1,169,412
Eurazeo SA	1,668	110,982
Eutelsat Communications SA	8,607	263,714
Fonciere Des Regions REIT	1,250	108,881
Gecina SA REIT	1,781	216,971
Groupe Eurotunnel SE	22,182	301,907
Hermes International	1,259	457,820
ICADE REIT	1,435	97,261
Iliad SA	1,263	255,232
Imerys SA	1,504	96,521
Ingenico Group	2,811	339,321
JCDecaux SA	3,305	120,016
Kering	3,440	562,528
Klepierre REIT	9,484	429,395
L’Oreal SA	12,142	2,108,277
Lagardere SCA	5,283	146,237
Legrand SA	13,222	702,727
LVMH Moet Hennessy Louis Vuitton SE	13,432	2,284,349
Natixis SA	46,569	257,577
Numericable-SFR SAS(a)	4,956	229,198
Orange SA	96,235	1,457,350

Pernod Ricard SA	10,373	1,046,265
Peugeot SA(a)	18,997	287,557
Publicis Groupe SA	8,562	584,548
Remy Cointreau SA	1,303	85,542
Renault SA	9,566	689,502
Rexel SA	13,012	160,020
Safran SA	14,248	1,070,227
Sanofi	56,261	5,350,535
Schneider Electric SE	26,895	1,504,543
SCOR SE	8,091	290,251
Societe BIC SA	1,250	194,037
Societe Generale SA	35,124	1,568,109
Sodexo SA	4,623	383,195
Suez Environnement Co.	12,634	226,791
Technip SA	5,246	248,004
Thales SA	4,610	321,101
TOTAL SA	101,935	4,580,607
Unibail-Rodamco SE REIT	4,600	1,191,018
Valeo SA	3,840	520,847
Veolia Environnement SA	21,363	486,706
Vinci SA	23,148	1,470,435
Vivendi SA	53,990	1,277,798
Wendel SA	1,162	136,101
Zodiac Aerospace	10,091	231,453

		53,783,218

Germany – 8.2%
adidas AG	10,186	820,424
Allianz SE	21,655	3,398,344
Axel Springer SE	1,844	103,013
BASF SE	43,530	3,325,894
Bayer AG	39,541	5,067,822
Bayerische Motoren Werke AG	16,065	1,400,110
Bayerische Motoren Werke AG Preference Shares	2,708	186,050
Beiersdorf AG	5,065	448,504
Brenntag AG	7,427	400,302
Commerzbank AG(a)	50,239	530,067
Continental AG	5,189	1,107,156
Daimler AG	45,629	3,318,509
Deutsche Bank AG	65,819	1,774,441
Deutsche Boerse AG	9,395	809,428
Deutsche Lufthansa AG(a)	8,985	124,949
Deutsche Post AG	45,240	1,251,993
Deutsche Telekom AG	152,271	2,707,864
Deutsche Wohnen AG	16,096	430,036
E.ON SE	92,905	796,438
Evonik Industries AG	6,326	211,593
Fraport AG Frankfurt Airport Services Worldwide	1,734	107,108
Fresenius Medical Care AG & Co. KGaA	10,605	827,980
Fresenius SE & Co. KGaA	17,715	1,187,945
Fuchs Petrolub SE Preference Shares	3,789	167,530
GEA Group AG	9,369	356,876
Hannover Rueck SE	2,965	303,395
HeidelbergCement AG	6,694	459,217
Henkel AG & Co. KGaA(b)	4,974	439,189
Henkel AG & Co. KGaA(b)	8,649	889,890
HUGO BOSS AG	3,287	369,211
Infineon Technologies AG	51,368	576,548

See Notes to Schedule of Investments

2

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS – (continued)
Germany – (continued)
ISS AS	7,536	$250,100
K+S AG	9,803	328,585
Kabel Deutschland Holding AG(a)	860	112,036
LANXESS AG	4,961	232,050
Linde AG	9,006	1,461,289
MAN SE	1,427	145,217
Merck KGaA	5,898	521,649
METRO AG	8,968	247,870
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	8,083	1,508,063
OSRAM Licht AG	4,787	247,751
Porsche Automobil Holding SE Preference Shares	7,268	308,903
ProSiebenSat.1 Media SE	10,348	507,415
RWE AG	25,502	289,499
SAP SE	46,618	3,016,977
Siemens AG	37,569	3,352,843
Symrise AG	6,060	364,759
Telefonica Deutschland Holding AG	30,980	189,247
ThyssenKrupp AG	18,830	330,539
United Internet AG	6,130	310,461
Volkswagen AG	1,565	184,203
Volkswagen AG Preference Shares	7,678	842,542
Vonovia SE	22,745	731,317

		49,381,141

Hong Kong – 2.8%
AIA Group, Ltd.	571,200	2,970,666
ASM Pacific Technology, Ltd.	12,100	79,361
Bank of East Asia, Ltd.	58,643	197,165
BOC Hong Kong Holdings, Ltd.	175,000	514,990
Cathay Pacific Airways, Ltd.	57,000	107,193
Cheung Kong Infrastructure Holdings, Ltd.	27,000	242,169
Cheung Kong Property Holdings, Ltd.	127,500	934,106
CK Hutchison Holdings, Ltd.	129,000	1,684,683
CLP Holdings, Ltd.	92,500	791,377
First Pacific Co., Ltd.	80,000	48,980
Galaxy Entertainment Group, Ltd.	110,000	281,741
Hang Lung Properties, Ltd.	95,000	213,689
Hang Seng Bank, Ltd.	38,100	687,759
Henderson Land Development Co., Ltd.	58,000	347,574
HKT Trust & HKT, Ltd.	148,000	175,498
Hong Kong & China Gas Co., Ltd.	315,000	590,679
Hong Kong Exchanges and Clearing, Ltd.	52,200	1,196,842
Hysan Development Co., Ltd.	27,000	112,599
Li & Fung, Ltd.	296,000	227,130
Link REIT	104,500	573,963
MTR Corp., Ltd.	69,000	299,566
New World Development Co., Ltd.	269,000	261,626
Noble Group, Ltd.	290,000	84,924
NWS Holdings, Ltd.	86,000	112,694

PCCW, Ltd.	197,000	101,918
Power Assets Holdings, Ltd.	63,000	596,568
Sands China, Ltd.	116,000	351,589
Shangri-La Asia, Ltd.	82,000	71,085
SJM Holdings, Ltd.	121,000	86,304
Sun Hung Kai Properties, Ltd.	84,000	1,095,638
Swire Pacific, Ltd. (Class A)	26,000	291,928
Swire Properties, Ltd.	47,600	131,933
Techtronic Industries Co., Ltd.	69,500	258,647
WH Group, Ltd.(a)(c)	263,500	130,791
Wharf Holdings, Ltd.	60,000	339,322
Wheelock & Co., Ltd.	45,000	195,723
Wynn Macau, Ltd.(a)	64,800	74,138
Yangzijiang Shipbuilding Holdings, Ltd.	101,000	80,825
Yue Yuen Industrial Holdings, Ltd.	39,500	147,728

		16,691,111

Ireland – 0.4%
Bank of Ireland(a)	1,304,494	509,521
CRH PLC	38,735	1,021,478
James Hardie Industries PLC	22,701	274,162
Kerry Group PLC (Class A)	7,468	561,243
Ryanair Holdings PLC ADR	1,450	113,535

		2,479,939

Israel – 0.6%
Azrieli Group	1,922	76,798
Bank Hapoalim BM	44,964	226,152
Bank Leumi Le-Israel BM(a)	59,545	222,151
Bezeq The Israeli Telecommunication Corp., Ltd.	100,222	191,709
Delek Group, Ltd.	100	21,849
Israel Chemicals, Ltd.	22,959	118,086
Israel Corp., Ltd.	66	15,819
Mizrahi Tefahot Bank, Ltd.	5,888	69,589
NICE-Systems, Ltd.	3,028	169,511
Teva Pharmaceutical Industries, Ltd.	41,454	2,341,572

		3,453,236

Italy – 2.2%
Assicurazioni Generali SpA	57,082	1,043,309
Atlantia SpA	19,506	545,074
Banca Monte dei Paschi di Siena SpA(a)	114,838	204,417
Banco Popolare(a)	17,943	265,201
Enel Green Power SpA	78,008	147,350
Enel SpA	341,717	1,523,169
Eni SpA	121,334	1,906,659
EXOR SpA	4,048	176,290
Finmeccanica SpA(a)	17,134	214,345
Intesa Sanpaolo SpA(b)	610,109	2,153,113
Intesa Sanpaolo SpA(b)	53,094	170,913
Luxottica Group SpA	7,982	552,620
Mediobanca SpA	29,561	290,543
Pirelli & C. SpA	11,994	200,501
Prysmian SpA	10,170	209,990
Saipem SpA(a)	11,151	89,322
Snam SpA	101,422	520,355
Telecom Italia SpA(a)(b)	459,453	565,612
Telecom Italia SpA(b)	296,110	303,380

See Notes to Schedule of Investments

3

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS – (continued)
Italy – (continued)
Terna Rete Elettrica Nazionale SpA	74,244	$360,471
UniCredit SpA	231,962	1,444,607
Unione di Banche Italiane SCpA	39,694	281,358
UnipolSai SpA	46,586	101,197

		13,269,796

Japan – 20.9%
ABC-Mart, Inc.	1,500	83,997
Acom Co., Ltd.(a)	15,100	77,394
Aeon Co., Ltd.	31,300	486,396
AEON Financial Service Co., Ltd.	4,500	89,186
Aeon Mall Co., Ltd.	3,700	56,932
Air Water, Inc.	6,000	90,276
Aisin Seiki Co., Ltd.	8,500	285,668
Ajinomoto Co., Inc.	27,000	570,327
Alfresa Holdings Corp.	9,500	162,506
Alps Electric Co., Ltd.	7,600	214,983
Amada Holdings Co., Ltd.	15,800	120,669
ANA Holdings, Inc.	62,000	173,978
Aozora Bank, Ltd.	59,000	204,972
Asahi Glass Co., Ltd.	49,000	286,801
Asahi Group Holdings, Ltd.	17,600	571,955
Asahi Kasei Corp.	60,000	423,793
Asics Corp.	6,900	164,731
Astellas Pharma, Inc.	102,500	1,328,984
Bandai Namco Holdings, Inc.	7,900	183,655
Bank of Kyoto, Ltd.	18,000	183,379
Bank of Yokohama, Ltd.	50,000	304,409
Benesse Holdings, Inc.	2,200	58,918
Bridgestone Corp.	30,000	1,039,918
Brother Industries, Ltd.	12,600	152,134
Calbee, Inc.	2,900	94,001
Canon, Inc.	51,700	1,498,048
Casio Computer Co., Ltd.	10,900	198,731
Central Japan Railway Co.	7,000	1,130,478
Chiba Bank, Ltd.	30,000	213,388
Chubu Electric Power Co., Inc.	31,100	459,311
Chugai Pharmaceutical Co., Ltd.	11,000	338,410
Chugoku Bank, Ltd.	6,900	102,577
Chugoku Electric Power Co., Inc.	15,300	211,234
Citizen Holdings Co., Ltd.	10,000	69,228
COLOPL, Inc.	1,000	16,111
Credit Saison Co., Ltd.	5,700	103,726
Dai Nippon Printing Co., Ltd.	27,000	261,320
Dai-ichi Life Insurance Co., Ltd.	52,400	835,593
Daicel Corp.	11,500	141,408
Daihatsu Motor Co., Ltd.	8,300	96,170
Daiichi Sankyo Co., Ltd.	30,100	523,166
Daikin Industries, Ltd.	10,600	595,504
Daito Trust Construction Co., Ltd.	3,400	346,033
Daiwa House Industry Co., Ltd.	29,800	740,002
Daiwa Securities Group, Inc.	79,000	512,023
Denso Corp.	22,400	950,423
Dentsu, Inc.	10,200	524,339
Don Quijote Holdings Co., Ltd.	5,400	203,788
East Japan Railway Co.	16,200	1,367,383
Eisai Co., Ltd.	12,300	726,931

Electric Power Development Co., Ltd.	6,300	192,593
FamilyMart Co., Ltd.	2,300	105,039
FANUC Corp.	9,900	1,525,546
Fast Retailing Co., Ltd.	2,600	1,059,340
Fuji Electric Co., Ltd.	24,000	87,185
Fuji Heavy Industries, Ltd.	27,100	976,808
FUJIFILM Holdings Corp.	22,500	842,503
Fujitsu, Ltd.	89,000	387,779
Fukuoka Financial Group, Inc.	36,000	171,749
GungHo Online Entertainment, Inc.	23,000	68,435
Gunma Bank, Ltd.	16,000	102,577
Hachijuni Bank, Ltd.	17,000	120,871
Hakuhodo DY Holdings, Inc.	10,100	95,916
Hamamatsu Photonics KK	7,500	170,017
Hankyu Hanshin Holdings, Inc.	50,000	306,314
Hikari Tsushin, Inc.	1,300	91,142
Hino Motors, Ltd.	10,000	102,078
Hirose Electric Co., Ltd.	1,300	141,759
Hiroshima Bank, Ltd.	19,000	109,990
Hisamitsu Pharmaceutical Co., Inc.	3,300	110,528
Hitachi Chemical Co., Ltd.	3,500	48,371
Hitachi Construction Machinery Co., Ltd.	4,800	64,440
Hitachi High-Technologies Corp.	3,600	78,082
Hitachi Metals, Ltd.	11,700	136,098
Hitachi, Ltd.	226,000	1,142,307
Hokuhoku Financial Group, Inc.	47,000	107,795
Hokuriku Electric Power Co.	7,200	97,002
Honda Motor Co., Ltd.	78,300	2,340,899
Hoya Corp.	19,300	633,167
Hulic Co., Ltd.	11,500	104,206
Ibiden Co., Ltd.	4,600	60,321
Idemitsu Kosan Co., Ltd.	4,700	72,117
IHI Corp.	60,000	154,436
Iida Group Holdings Co., Ltd.	7,000	109,694
Inpex Corp.	45,600	408,378
Isetan Mitsukoshi Holdings, Ltd.	17,800	267,523
Isuzu Motors, Ltd.	26,300	264,546
ITOCHU Corp.	76,700	812,167
Itochu Techno-Solutions Corp.	3,200	68,361
Iyo Bank, Ltd.	9,300	107,089
J Front Retailing Co., Ltd.	12,600	204,443
Japan Airlines Co., Ltd.	5,000	177,220
Japan Airport Terminal Co., Ltd.	1,400	60,610
Japan Exchange Group, Inc.	25,100	367,531
Japan Prime Realty Investment Corp. REIT	33	107,451
Japan Real Estate Investment Corp. REIT	65	299,908
Japan Retail Fund Investment Corp. REIT	105	203,499
Japan Tobacco, Inc.	52,500	1,631,278
JFE Holdings, Inc.	24,200	318,372
JGC Corp.	11,000	146,182
Joyo Bank, Ltd.	27,000	142,478
JSR Corp.	10,500	151,609
JTEKT Corp.	9,400	131,829
JX Holdings, Inc.	108,000	390,630
Kajima Corp.	43,000	228,576

See Notes to Schedule of Investments

4

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS – (continued)
Japan – (continued)
Kakaku.com, Inc.	7,000	$113,873
Kamigumi Co., Ltd.	12,000	98,493
Kaneka Corp.	16,000	118,023
Kansai Electric Power Co., Inc.(a)	34,400	383,071
Kansai Paint Co., Ltd.	12,000	163,478
Kao Corp.	23,300	1,057,972
Kawasaki Heavy Industries, Ltd.	71,000	245,525
KDDI Corp.	83,400	1,869,868
Keihan Electric Railway Co., Ltd.	27,000	180,385
Keikyu Corp.	20,000	159,462
Keio Corp.	25,000	178,033
Keisei Electric Railway Co., Ltd.	15,000	164,824
Keyence Corp.	2,100	939,380
Kikkoman Corp.	7,000	193,124
Kintetsu Group Holdings Co., Ltd.	86,000	309,414
Kirin Holdings Co., Ltd.	38,900	511,092
Kobe Steel, Ltd.	155,000	168,343
Koito Manufacturing Co., Ltd.	5,600	183,293
Komatsu, Ltd.	45,900	674,865
Konami Corp.	3,100	67,110
Konica Minolta, Inc.	19,600	206,826
Kose Corp.	1,700	155,417
Kubota Corp.	56,000	771,982
Kuraray Co., Ltd.	17,800	222,213
Kurita Water Industries, Ltd.	5,100	108,460
Kyocera Corp.	15,900	729,436
Kyowa Hakko Kirin Co., Ltd.	12,000	179,190
Kyushu Electric Power Co., Inc.(a)	18,200	198,901
Lawson, Inc.	2,900	214,327
LIXIL Group Corp.	11,300	230,364
M3, Inc.	9,700	193,088
Mabuchi Motor Co., Ltd.	2,400	104,381
Makita Corp.	5,600	298,377
Marubeni Corp.	79,100	388,188
Marui Group Co., Ltd.	9,200	111,157
Maruichi Steel Tube, Ltd.	3,100	70,289
Mazda Motor Corp.	25,900	409,937
McDonald’s Holdings Co. Japan, Ltd.	3,500	78,691
Medipal Holdings Corp.	5,800	92,182
MEIJI Holdings Co., Ltd.	5,800	426,027
Minebea Co., Ltd.	17,000	180,763
Miraca Holdings, Inc.	2,600	110,446
Mitsubishi Chemical Holdings Corp.	66,300	346,769
Mitsubishi Corp.	65,000	1,067,230
Mitsubishi Electric Corp.	90,000	825,825
Mitsubishi Estate Co., Ltd.	58,000	1,186,774
Mitsubishi Gas Chemical Co., Inc.	20,000	92,476
Mitsubishi Heavy Industries, Ltd.	151,000	676,436
Mitsubishi Logistics Corp.	8,000	92,923
Mitsubishi Materials Corp.	45,000	136,957
Mitsubishi Motors Corp.	32,300	247,453
Mitsubishi Tanabe Pharma Corp.	12,100	213,893
Mitsubishi UFJ Financial Group, Inc.	603,800	3,654,396

Mitsubishi UFJ Lease & Finance Co., Ltd.	21,200	93,551
Mitsui & Co., Ltd.	78,800	887,151
Mitsui Chemicals, Inc.	32,000	102,731
Mitsui Fudosan Co., Ltd.	45,000	1,235,572
Mitsui OSK Lines, Ltd.	49,000	117,897
Mixi, Inc.	2,300	78,844
Mizuho Financial Group, Inc.	1,125,500	2,108,877
MS&AD Insurance Group Holdings, Inc.	25,200	677,241
Murata Manufacturing Co., Ltd.	9,400	1,216,268
Nabtesco Corp.	5,200	95,163
Nagoya Railroad Co., Ltd.	45,000	177,137
NEC Corp.	125,000	385,494
Nexon Co., Ltd.	4,800	64,281
NGK Insulators, Ltd.	13,000	249,176
NGK Spark Plug Co., Ltd.	7,700	177,055
NH Foods, Ltd.	7,000	143,087
NHK Spring Co., Ltd.	8,300	80,615
Nidec Corp.	10,700	737,024
Nikon Corp.	17,800	215,622
Nintendo Co., Ltd.	5,200	877,932
Nippon Building Fund, Inc. REIT	70	339,284
Nippon Electric Glass Co., Ltd.	20,000	96,765
Nippon Express Co., Ltd.	38,000	181,881
Nippon Paint Holdings Co., Ltd.	5,600	98,106
Nippon Prologis REIT, Inc. REIT	58	105,416
Nippon Steel & Sumitomo Metal Corp.	34,300	626,084
Nippon Telegraph & Telephone Corp.	35,000	1,234,885
Nippon Yusen KK	75,000	174,098
Nissan Motor Co., Ltd.	117,100	1,078,485
Nisshin Seifun Group, Inc.	8,200	119,439
Nissin Foods Holdings Co., Ltd.	2,500	115,199
Nitori Holdings Co., Ltd.	3,600	282,366
Nitto Denko Corp.	7,800	467,943
NOK Corp.	4,600	99,690
Nomura Holdings, Inc.	167,400	973,273
Nomura Real Estate Holdings, Inc.	5,400	108,743
Nomura Research Institute, Ltd.	6,050	232,630
NSK, Ltd.	23,500	228,167
NTT Data Corp.	6,500	328,255
NTT DOCOMO, Inc.	66,700	1,126,911
NTT Urban Development Corp.	2,500	23,074
Obayashi Corp.	32,000	273,486
Odakyu Electric Railway Co., Ltd.	31,000	279,635
Oji Holdings Corp.	42,000	180,573
Olympus Corp.	13,200	412,505
Omron Corp.	9,700	292,479
Ono Pharmaceutical Co., Ltd.	3,900	463,177
Oracle Corp. Japan	1,700	71,909
Oriental Land Co., Ltd.	9,500	531,395
ORIX Corp.	64,300	830,812
Osaka Gas Co., Ltd.	95,000	360,786
Otsuka Corp.	2,200	107,371
Otsuka Holdings Co., Ltd.	17,700	566,132
Panasonic Corp.	104,000	1,054,251
Park24 Co., Ltd.	3,200	60,157

See Notes to Schedule of Investments

5

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS – (continued)
Japan – (continued)
Rakuten, Inc.	42,400	$542,881
Recruit Holdings Co., Ltd.	7,000	210,241
Resona Holdings, Inc.	104,400	532,832
Ricoh Co., Ltd.	31,100	314,414
Rinnai Corp.	2,000	152,847
Rohm Co., Ltd.	4,100	182,632
Ryohin Keikaku Co., Ltd.	1,100	224,344
Sankyo Co., Ltd.	2,600	92,652
Sanrio Co., Ltd.	1,900	51,989
Santen Pharmaceutical Co., Ltd.	15,700	211,134
SBI Holdings, Inc.	8,400	95,069
Secom Co., Ltd.	10,000	602,410
Sega Sammy Holdings, Inc.	10,700	104,593
Seibu Holdings, Inc.	5,000	101,495
Seiko Epson Corp.	12,400	175,704
Sekisui Chemical Co., Ltd.	18,000	189,775
Sekisui House, Ltd.	28,800	451,874
Seven & i Holdings Co., Ltd.	36,500	1,668,390
Seven Bank, Ltd.	24,900	107,949
Sharp Corp.(a)	48,000	55,143
Shikoku Electric Power Co., Inc.	6,900	112,715
Shimadzu Corp.	11,000	159,075
Shimamura Co., Ltd.	1,300	140,263
Shimano, Inc.	3,600	506,629
Shimizu Corp.	25,000	215,013
Shin-Etsu Chemical Co., Ltd.	18,900	970,887
Shinsei Bank, Ltd.	71,000	146,195
Shionogi & Co., Ltd.	14,100	506,261
Shiseido Co., Ltd.	17,600	384,438
Shizuoka Bank, Ltd.	27,000	271,420
Showa Shell Sekiyu KK	8,200	64,747
SMC Corp.	2,500	548,310
SoftBank Group Corp.	46,200	2,139,845
Sompo Japan Nipponkoa Holdings, Inc.	15,800	459,675
Sony Corp.	60,900	1,495,280
Sony Financial Holdings, Inc.	9,500	156,183
Stanley Electric Co., Ltd.	5,500	109,917
Sumitomo Chemical Co., Ltd.	65,000	329,236
Sumitomo Corp.	53,100	514,356
Sumitomo Dainippon Pharma Co., Ltd.	5,300	53,073
Sumitomo Electric Industries, Ltd.	35,800	458,760
Sumitomo Heavy Industries, Ltd.	23,000	91,292
Sumitomo Metal Mining Co., Ltd.	25,000	284,468
Sumitomo Mitsui Financial Group, Inc.	61,100	2,320,798
Sumitomo Mitsui Trust Holdings, Inc.	151,000	554,346
Sumitomo Realty & Development Co., Ltd.	18,000	573,850
Sumitomo Rubber Industries, Ltd.	7,200	100,111
Suntory Beverage & Food, Ltd.	6,000	230,899
Suruga Bank, Ltd.	7,200	134,197
Suzuken Co. Ltd/Aichi Japan	3,200	106,889
Suzuki Motor Corp.	17,200	529,782
Sysmex Corp.	6,400	338,560
T&D Holdings, Inc.	29,500	349,031
Taiheiyo Cement Corp.	47,000	141,064

Taisei Corp.	50,000	326,499
Taisho Pharmaceutical Holdings Co., Ltd.	2,000	115,170
Taiyo Nippon Sanso Corp.	5,000	47,580
Takashimaya Co., Ltd.	11,000	89,027
Takeda Pharmaceutical Co., Ltd.	37,700	1,656,745
TDK Corp.	5,400	305,922
Teijin, Ltd.	43,000	130,830
Terumo Corp.	14,800	419,579
THK Co., Ltd.	5,800	92,540
Tobu Railway Co., Ltd.	45,000	193,629
Toho Co., Ltd.	4,500	102,742
Toho Gas Co., Ltd.	19,000	112,226
Tohoku Electric Power Co., Inc.	22,400	304,061
Tokio Marine Holdings, Inc.	31,800	1,190,031
Tokyo Electric Power Co., Inc.(a)	69,600	465,678
Tokyo Electron, Ltd.	8,200	387,811
Tokyo Gas Co., Ltd.	110,000	532,993
Tokyo Tatemono Co., Ltd.	8,000	95,545
Tokyu Corp.	55,000	404,298
Tokyu Fudosan Holdings Corp.	20,500	136,625
TonenGeneral Sekiyu KK	11,000	106,778
Toppan Printing Co., Ltd.	24,000	193,654
Toray Industries, Inc.	67,000	580,199
Toshiba Corp.(a)	191,000	481,982
TOTO, Ltd.	6,000	187,294
Toyo Seikan Group Holdings, Ltd.	6,400	102,042
Toyo Suisan Kaisha, Ltd.	4,700	178,484
Toyoda Gosei Co., Ltd.	4,300	84,657
Toyota Industries Corp.	7,900	376,421
Toyota Motor Corp.	130,100	7,629,804
Toyota Tsusho Corp.	10,900	230,136
Trend Micro, Inc.	4,300	152,148
Unicharm Corp.	18,400	326,443
United Urban Investment Corp. REIT	108	144,474
USS Co., Ltd.	8,700	144,940
West Japan Railway Co.	7,800	489,689
Yahoo Japan Corp.	71,400	272,273
Yakult Honsha Co., Ltd.	3,800	189,603
Yamada Denki Co., Ltd.	28,300	114,282
Yamaguchi Financial Group, Inc.	8,000	98,228
Yamaha Corp.	7,600	168,607
Yamaha Motor Co., Ltd.	13,200	266,005
Yamato Holdings Co., Ltd.	15,400	295,344
Yamazaki Baking Co., Ltd.	7,000	108,041
Yaskawa Electric Corp.	9,800	100,175
Yokogawa Electric Corp.	8,900	93,312
Yokohama Rubber Co., Ltd.	5,300	93,633

		124,913,665

Luxembourg – 0.2%
ArcelorMittal	42,609	220,737
Millicom International Cellular SA	2,932	182,986
RTL Group NPV(a)	1,653	142,353
SES SA	15,523	489,390
Subsea 7 SA(a)	12,182	91,518
Tenaris SA	23,317	280,037

		1,407,021

See Notes to Schedule of Investments

6

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS – (continued)
Macau – 0.0%(d)
MGM China Holdings, Ltd.	31,600	$36,811

Netherlands – 3.0%
Aegon NV	85,950	492,342
Airbus Group SE	28,219	1,669,409
Akzo Nobel NV	11,970	777,718
Altice NV (Class A)(a)	12,917	269,988
Altice NV (Class B)(a)	4,158	92,665
ASML Holding NV	16,804	1,475,599
Boskalis Westminster	4,445	194,369
CNH Industrial NV	48,785	317,671
Delta Lloyd NV	12,711	106,697
Gemalto NV	3,864	250,949
Heineken Holding NV	4,445	316,586
Heineken NV	11,175	903,893
ING Groep NV	185,533	2,619,829
Koninklijke Ahold NV	43,495	847,628
Koninklijke DSM NV	8,698	401,013
Koninklijke KPN NV	146,002	547,004
Koninklijke Philips NV	44,084	1,036,090
Koninklijke Vopak NV	3,217	128,493
NN Group NV	8,231	236,046
OCI NV(a)	3,609	92,483
QIAGEN NV(a)	11,405	293,891
Randstad Holding NV	6,268	374,258
RELX NV	49,648	810,263
STMicroelectronics NV	26,088	178,044
TNT Express NV(a)	25,716	196,037
Unilever NV	77,266	3,094,019
Wolters Kluwer NV	14,392	443,383

		18,166,367

New Zealand – 0.1%
Auckland International Airport, Ltd.	53,299	166,957
Contact Energy, Ltd.	27,074	85,972
Fletcher Building, Ltd.	30,831	134,508
Meridian Energy, Ltd.	43,004	57,941
Mighty River Power, Ltd.	44,790	72,197
Ryman Healthcare, Ltd.	12,336	57,818
Spark New Zealand, Ltd.	73,983	141,469

		716,862

Norway – 0.5%
DNB ASA	44,275	575,076
Gjensidige Forsikring ASA	7,686	103,285
Norsk Hydro ASA	55,163	183,582
Orkla ASA	40,127	296,166
Seadrill, Ltd.(a)	17,406	101,455
Statoil ASA	54,412	791,715
Telenor ASA	37,333	696,251
Yara International ASA	8,802	350,444

		3,097,974

Portugal – 0.1%
Banco Comercial Portugues SA(a)	1,574,822	76,881
EDP – Energias de Portugal SA	112,989	413,512
Galp Energia SGPS SA	19,275	190,006
Jeronimo Martins SGPS SA	13,286	179,128

		859,527

Singapore – 1.1%
Ascendas Real Estate Investment Trust REIT	92,000	151,688
CapitaLand Commercial Trust, Ltd. REIT	106,000	100,161
CapitaLand Mall Trust REIT	100,000	133,825
CapitaLand, Ltd.	109,000	205,982
City Developments, Ltd.	17,000	92,188
ComfortDelGro Corp., Ltd.	93,000	188,029
DBS Group Holdings, Ltd.	81,000	925,309
Genting Singapore PLC	248,000	126,778
Global Logistic Properties, Ltd.	160,000	230,219
Golden Agri-Resources, Ltd.	331,000	76,999
Hutchison Port Holdings Trust	254,000	139,851
Jardine Cycle & Carriage, Ltd.	5,333	101,410
Keppel Corp., Ltd.	68,000	325,470
Oversea-Chinese Banking Corp., Ltd.	144,839	897,609
Sembcorp Industries, Ltd.	42,000	102,587
Sembcorp Marine, Ltd.	47,000	75,941
Singapore Airlines, Ltd.	28,000	210,950
Singapore Exchange, Ltd.	36,000	178,233
Singapore Press Holdings, Ltd.	69,000	186,390
Singapore Technologies Engineering, Ltd.	64,000	134,380
Singapore Telecommunications, Ltd.	368,000	932,203
StarHub, Ltd.	32,000	77,980
Suntec Real Estate Investment Trust REIT	99,000	104,657
United Overseas Bank, Ltd.	63,000	823,263
UOL Group, Ltd.	23,000	97,458
Wilmar International, Ltd.	101,000	182,899

		6,802,459

South Africa – 0.1%
Mondi PLC	17,965	377,029

Spain – 3.2%
Abertis Infraestructuras SA	23,176	366,320
ACS Actividades de Construccion y Servicios SA	9,544	274,317
Aena SA(a)(c)	3,314	366,199
Amadeus IT Holding SA (Class A)	21,705	928,997
Banco Bilbao Vizcaya Argentaria SA	302,686	2,556,827
Banco de Sabadell SA	238,051	437,695
Banco Popular Espanol SA	72,825	265,758
Banco Santander SA	678,027	3,601,635
Bankia SA	241,312	312,864
Bankinter SA	34,280	252,287
CaixaBank SA(a)	123,322	475,440
CaixaBank SA(a)	1,001	3,851
Distribuidora Internacional de Alimentacion SA(a)	31,123	188,210
Enagas SA(b)	11,081	317,426
Endesa SA(b)	14,975	315,473
Ferrovial SA	20,969	501,066
Gas Natural SDG SA	17,871	348,342
Grifols SA	7,056	291,437
Iberdrola SA	258,060	1,717,740

See Notes to Schedule of Investments

7

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS – (continued)
Spain – (continued)
Industria de Diseno Textil SA	52,115	$1,745,693
International Consolidated Airlines Group SA(a)	35,751	319,962
Mapfre SA	48,374	126,360
Red Electrica Corp. SA	5,427	450,171
Repsol SA	48,209	561,690
Telefonica SA	213,273	2,584,761
Zardoya Otis SA	6,019	64,978

		19,375,499

Sweden – 2.7%
Alfa Laval AB	15,129	247,170
Assa Abloy AB (Class B)	48,630	870,439
Atlas Copco AB (Class A)	32,749	785,975
Atlas Copco AB (Class B)	18,708	417,611
Boliden AB	11,265	176,029
Electrolux AB	10,593	298,714
Getinge AB (Class B)	8,620	192,002
Hennes & Mauritz AB (Class B)	45,383	1,654,750
Hexagon AB (Class B)	13,229	403,342
Husqvarna AB (Class B)	16,875	110,446
ICA Gruppen AB	3,050	103,045
Industrivarden AB	6,292	110,293
Investment AB Kinnevik (Class B)	10,392	296,452
Investor AB (Class B)	22,216	761,807
Lundin Petroleum AB(a)	10,015	128,990
Nordea Bank AB	145,241	1,617,079
Sandvik AB	51,512	437,903
Securitas AB (Class B)	16,233	198,126
Skandinaviska Enskilda Banken AB (Class A)	73,971	789,523
Skanska AB (Class B)	18,679	365,971
SKF AB (Class B)	17,423	319,555
Svenska Cellulosa AB SCA (Class B)	28,652	800,109
Svenska Handelsbanken AB (Class A)	73,165	1,047,401
Swedbank AB	41,799	922,723
Swedish Match AB	10,144	306,013
Tele2 AB (Class B)	14,351	139,674
Telefonaktiebolaget LM Ericsson (Class B)	147,651	1,445,447
TeliaSonera AB	129,318	696,607
Volvo AB (Class B)	75,094	717,870

		16,361,066

Switzerland – 9.1%
ABB, Ltd.(a)	104,921	1,851,672
Actelion, Ltd.(a)	5,103	646,911
Adecco SA(a)	7,732	564,809
Aryzta AG(a)	4,267	180,387
Baloise Holding AG	2,474	282,805
Barry Callebaut AG(a)	94	102,092
Chocoladefabriken Lindt & Spruengli AG(a)(b)	49	286,559
Chocoladefabriken Lindt & Spruengli AG(a)(b)	5	353,778
Cie Financiere Richemont SA	24,895	1,932,147
Coca-Cola HBC AG(a)	9,932	210,525

Credit Suisse Group AG(a)	74,271	1,780,672
Dufry AG(a)	1,731	202,169
EMS-Chemie Holding AG	331	135,825
Geberit AG	1,782	543,747
Givaudan SA(a)	451	731,973
Julius Baer Group, Ltd.(a)	10,634	481,675
Kuehne + Nagel International AG	2,757	353,606
LafargeHolcim, Ltd.(a)	16,407	857,855
LafargeHolcim, Ltd.(a)	4,070	211,801
Lonza Group AG(a)	2,693	352,460
Nestle SA	153,212	11,492,925
Novartis AG	108,147	9,914,557
Pargesa Holding SA	1,554	90,965
Partners Group Holding AG	798	269,781
Roche Holding AG	33,411	8,846,976
Schindler Holding AG(b)	1,967	281,830
Schindler Holding AG(b)	1,090	159,461
SGS SA	261	454,903
Sika AG	110	338,434
Sonova Holding AG	2,742	352,179
Sulzer AG	1,003	98,029
Swatch Group AG(b)	1,405	519,740
Swatch Group AG(b)	2,010	144,630
Swiss Life Holding AG(a)	1,632	363,111
Swiss Prime Site AG(a)	3,361	244,940
Swiss Re AG	17,074	1,461,152
Swisscom AG	1,288	641,154
Syngenta AG	4,509	1,441,035
Transocean, Ltd.	18,324	235,765
UBS Group AG	173,128	3,192,621
Zurich Insurance Group AG(a)	7,176	1,757,245

		54,364,901

United Kingdom – 18.9%
3i Group PLC	49,517	350,245
Aberdeen Asset Management PLC	40,200	180,816
Admiral Group PLC	8,950	203,826
Aggreko PLC	11,423	164,894
Amec Foster Wheeler PLC	19,982	217,346
Anglo American PLC	70,006	585,541
Antofagasta PLC	15,710	119,156
ARM Holdings PLC	69,054	993,425
Ashtead Group PLC	24,761	350,623
Associated British Foods PLC	17,309	877,152
AstraZeneca PLC	59,804	3,797,699
Aviva PLC	188,559	1,291,366
Babcock International Group PLC	13,982	193,686
BAE Systems PLC	154,574	1,049,180
Barclays PLC	794,459	2,944,010
Barratt Developments PLC	47,984	469,327
BG Group PLC	164,050	2,369,695
BHP Billiton PLC	102,206	1,557,798
BP PLC	863,555	4,386,926
British American Tobacco PLC	89,160	4,925,971
British Land Co. PLC REIT	44,165	561,621
BT Group PLC	401,610	2,559,443
Bunzl PLC	16,043	431,070
Burberry Group PLC	21,487	445,985
Capita PLC	30,258	550,272
Carnival PLC	8,772	454,433
Centrica PLC	241,904	841,491

See Notes to Schedule of Investments

8

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS – (continued)
United Kingdom – (continued)
Cobham PLC	57,933	$251,103
Compass Group PLC	77,424	1,238,320
Croda International PLC	6,744	277,097
Diageo PLC	119,210	3,207,038
Direct Line Insurance Group PLC	67,561	383,859
Dixons Carphone PLC	43,390	279,236
easyJet PLC	8,251	223,022
Experian PLC	48,108	773,311
Fiat Chrysler Automobiles NV(a)	40,853	530,442
Fresnillo PLC	10,683	95,826
G4S PLC	77,024	269,620
GKN PLC	81,621	331,972
GlaxoSmithKline PLC	230,098	4,422,315
Hammerson PLC REIT	38,662	365,555
Hargreaves Lansdown PLC	11,363	208,085
HSBC Holdings PLC	931,765	7,038,261
ICAP PLC	27,663	191,849
IMI PLC	11,697	168,298
Imperial Tobacco Group PLC	45,967	2,379,579
Inmarsat PLC	21,225	316,169
InterContinental Hotels Group PLC	11,342	393,456
Intertek Group PLC	7,697	284,415
Intu Properties PLC REIT	40,317	201,498
Investec PLC	23,855	182,897
ITV PLC	190,361	710,309
J Sainsbury PLC	69,054	273,459
Johnson Matthey PLC	10,048	373,030
Kingfisher PLC	105,772	575,338
Land Securities Group PLC REIT	38,577	736,402
Legal & General Group PLC	290,257	1,047,983
Lloyds Banking Group PLC	2,707,384	3,086,325
London Stock Exchange Group PLC	14,760	541,732
Marks & Spencer Group PLC	74,998	570,046
Meggitt PLC	40,859	295,152
Melrose Industries PLC	51,349	205,690
Merlin Entertainments PLC(c)	35,312	199,232
National Grid PLC	179,714	2,506,211
Next PLC	7,062	814,915
Old Mutual PLC	245,028	703,144
Pearson PLC	40,825	698,742
Persimmon PLC(a)	14,831	451,998
Petrofac, Ltd.	10,999	128,269
Prudential PLC	123,381	2,606,352
Randgold Resources, Ltd.	4,907	289,528
Reckitt Benckiser Group PLC	30,802	2,796,997
RELX PLC	54,435	934,873
Rexam PLC	35,281	280,490
Rio Tinto PLC	61,012	2,049,852
Rolls-Royce Holdings PLC(a)	85,039	873,498
Royal Bank of Scotland Group PLC(a)	157,784	753,798
Royal Dutch Shell PLC (Class A)	184,186	4,353,833
Royal Dutch Shell PLC (Class B)	117,024	2,770,720
Royal Mail PLC	40,104	279,024
RSA Insurance Group PLC	50,488	308,206
SABMiller PLC	46,568	2,640,529
Sage Group PLC	51,783	392,286
Schroders PLC	5,281	224,697

Segro PLC REIT	38,321	249,649
Severn Trent PLC	11,621	384,932
Shire PLC	28,541	1,953,698
Sky PLC	50,278	796,501
Smith & Nephew PLC	43,571	762,245
Smiths Group PLC	17,451	266,249
Sports Direct International PLC(a)	14,393	165,345
SSE PLC	48,495	1,099,040
St James’s Place PLC	25,851	333,146
Standard Chartered PLC	118,794	1,154,412
Standard Life PLC	89,696	527,496
Tate & Lyle PLC	24,001	214,149
Taylor Wimpey PLC	157,262	466,548
Tesco PLC(a)	397,902	1,106,671
Travis Perkins PLC	12,167	363,456
TUI AG	24,099	445,856
Tullow Oil PLC(a)	37,628	96,848
Unilever PLC	61,633	2,513,617
United Utilities Group PLC	32,585	457,315
Vodafone Group PLC	1,254,349	3,961,552
Weir Group PLC	8,778	155,940
Whitbread PLC	9,033	640,801
William Hill PLC	45,282	241,157
WM Morrison Supermarkets PLC	111,853	281,845
Wolseley PLC	12,666	741,864
WPP PLC	60,734	1,266,093

		113,005,305

TOTAL COMMON STOCKS (Cost $617,349,202)		558,425,102

RIGHTS – 0.0%(d)
Spain – 0.0%(d)
Banco Popular Espanol SA (expiring 9/25/15)(a)	72,825	1,457

TOTAL RIGHTS (Cost $1,635)		1,457

SHORT TERM INVESTMENT – 3.7%
MONEY MARKET FUND – 3.7%
State Street Institutional Liquid Reserve Fund, Premier Class 0.13%(e)(f) (Cost $22,098,601)	22,098,601	22,098,601

TOTAL INVESTMENTS(g) – 96.9% (Cost $639,449,438)		580,525,160
Other Assets in Excess of Liabilities – 3.1%		18,725,451

NET ASSETS – 100.0%		$599,250,611

(a)	Non-income producing security.

(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(c)

Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $696,222 or 0.12% of net assets as of September 30, 2015.

See Notes to Schedule of Investments

9

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

(d)	Amount represents less than 0.05% of net assets

(e)	The rate shown is the annualized seven-day yield at period end.

(f)	Affiliated issuer. See table that follows for more information.

(g)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures.

Abbreviations:
ADR	= American Depositary Receipt
PLC	= Public Limited Company
REIT	= Real Estate Investment Trust
SCA	= Societe en Commandite par Actions
UFJ	= United Financial of Japan

See Notes to Schedule of Investments

10

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

At September 30, 2015, open foreign currency contracts were as follows:

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of America	CHF	327,000	USD	333,688	10/5/2015	$(1,007)
Bank of America	CHF	225,000	USD	232,615	10/5/2015	2,321
Bank of America	CHF	292,000	USD	300,490	10/5/2015	1,619
Bank of America	DKK	55,957,141	USD	8,406,201	10/5/2015	32,953
Bank of America	DKK	415,000	USD	62,226	10/5/2015	127
Bank of America	EUR	967,000	USD	1,081,710	10/5/2015	2,251
Bank of America	EUR	664,000	USD	751,348	10/5/2015	10,127
Bank of America	EUR	864,000	USD	973,237	10/5/2015	8,757
Bank of America	GBP	460,000	USD	707,299	10/5/2015	10,526
Bank of America	GBP	316,000	USD	487,288	10/5/2015	8,636
Bank of America	GBP	411,000	USD	627,366	10/5/2015	4,814
Bank of America	JPY	440,000,000	USD	3,652,422	10/5/2015	(21,557)
Bank of America	JPY	89,000,000	USD	745,253	10/5/2015	2,107
Bank of America	NOK	21,814,520	USD	2,599,768	10/5/2015	42,514
Bank of America	SEK	887,000	USD	105,473	10/5/2015	(291)
Bank of America	SEK	610,000	USD	73,931	10/5/2015	1,195
Bank of America	SGD	282,000	USD	201,639	10/5/2015	3,322
Bank of America	USD	10,066,452	DKK	67,269,566	10/5/2015	(448)
Bank of America	USD	2,680,712	JPY	320,907,977	10/5/2015	(1,145)
Bank of America	USD	2,646,576	NOK	22,576,520	10/5/2015	5
Bank of America	USD	220,006	SGD	311,198	10/5/2015	(1,156)
Bank of America	AUD	1,431,000	USD	1,028,224	10/6/2015	23,533
Bank of America	HKD	117,921,085	USD	15,214,348	10/6/2015	(1,126)
Bank of America	HKD	3,583,000	USD	462,253	10/6/2015	(65)
Bank of America	ILS	11,208,258	USD	2,850,705	10/6/2015	(4,996)
Bank of America	USD	863,630	AUD	1,229,344	10/6/2015	(520)
Bank of America	USD	382,582	HKD	2,965,050	10/6/2015	1
Bank of America	USD	16,935,445	HKD	131,250,035	10/6/2015	(123)
Bank of America	DKK	70,408,566	USD	10,542,175	11/4/2015	–
Bank of America	HKD	131,250,035	USD	16,934,833	11/4/2015	–
Bank of America	NOK	22,576,520	USD	2,645,259	11/4/2015	–
Bank of America	NOK	5,537,000	USD	648,739	11/4/2015	–
Bank of America	USD	11,897,112	EUR	10,652,000	11/4/2015	–
Bank of America	USD	5,145,181	GBP	3,397,000	11/4/2015	–
Bank of America	USD	304,631	SEK	2,553,000	11/4/2015	–
Bank of Montreal	CHF	3,047,000	USD	3,122,429	10/5/2015	3,730
Bank of Montreal	DKK	3,871,000	USD	576,019	10/5/2015	(3,225)
Bank of Montreal	EUR	9,008,000	USD	9,999,429	10/5/2015	(56,171)
Bank of Montreal	GBP	4,288,000	USD	6,528,399	10/5/2015	33,262
Bank of Montreal	JPY	923,505,000	USD	7,681,925	10/5/2015	(29,299)
Bank of Montreal	SEK	121,669,323	USD	14,348,221	10/5/2015	(159,484)
Bank of Montreal	SEK	8,270,000	USD	981,072	10/5/2015	(5,033)
Bank of Montreal	SGD	8,574,497	USD	6,067,648	10/5/2015	37,630

See Notes to Schedule of Investments

11

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of Montreal	SGD	591,000	USD	416,830	10/5/2015	$1,208
Bank of Montreal	USD	17,210,189	SEK	144,331,531	10/5/2015	(270)
Bank of Montreal	USD	6,913,398	SGD	9,830,299	10/5/2015	(236)
Bank of Montreal	AUD	275,000	USD	193,175	10/6/2015	101
Bank of Montreal	AUD	3,002,000	USD	2,106,194	10/6/2015	(1,480)
Bank of Montreal	HKD	7,520,000	USD	969,997	10/6/2015	(316)
Bank of Montreal	SEK	144,331,531	USD	17,219,326	11/4/2015	–
Bank of Montreal	SGD	9,830,299	USD	6,904,027	11/4/2015	–
Barclays Bank PLC	CHF	599,000	USD	623,947	10/5/2015	10,852
Barclays Bank PLC	DKK	761,000	USD	115,242	10/5/2015	1,368
Barclays Bank PLC	EUR	1,770,000	USD	1,999,965	10/5/2015	24,120
Barclays Bank PLC	GBP	843,000	USD	1,290,740	10/5/2015	13,828
Barclays Bank PLC	SEK	1,625,000	USD	192,673	10/5/2015	(1,090)
BNP Paribas SA	CHF	571,000	USD	587,522	10/5/2015	3,086
BNP Paribas SA	DKK	354,000	USD	53,289	10/5/2015	318
BNP Paribas SA	DKK	725,000	USD	109,562	10/5/2015	1,076
BNP Paribas SA	EUR	1,687,000	USD	1,902,023	10/5/2015	18,831
BNP Paribas SA	GBP	803,000	USD	1,239,706	10/5/2015	23,382
BNP Paribas SA	JPY	6,947,944,294	USD	57,363,190	10/5/2015	(651,823)
BNP Paribas SA	SEK	756,000	USD	89,792	10/5/2015	(353)
BNP Paribas SA	SEK	1,549,000	USD	185,195	10/5/2015	494
BNP Paribas SA	USD	71,571,616	JPY	8,571,531,305	10/5/2015	273
BNP Paribas SA	JPY	8,571,531,305	USD	71,597,383	11/5/2015	–
Citibank N.A.	CHF	99,000	USD	101,334	10/5/2015	4
Citibank N.A.	EUR	293,000	USD	327,108	10/5/2015	33
Citibank N.A.	GBP	139,000	USD	213,423	10/5/2015	2,877
Citibank N.A.	JPY	257,446,000	USD	2,137,910	10/5/2015	(11,752)
Citibank N.A.	SGD	111,000	USD	78,384	10/5/2015	323
Citibank N.A.	AUD	45,598,394	USD	32,267,703	10/6/2015	253,521
Citibank N.A.	AUD	562,000	USD	396,762	10/6/2015	2,187
Citibank N.A.	HKD	688,000	USD	88,769	10/6/2015	(5)
Citibank N.A.	HKD	1,408,000	USD	181,672	10/6/2015	(3)
Citibank N.A.	USD	38,726,000	AUD	55,156,050	10/6/2015	(1,482)
Citibank N.A.	AUD	55,156,050	USD	38,658,048	11/4/2015	–
Deutsche Bank AG	CHF	2,406,000	USD	2,476,506	10/5/2015	13,891
Deutsche Bank AG	CHF	657,000	USD	671,306	10/5/2015	(1,154)
Deutsche Bank AG	DKK	3,057,000	USD	458,830	10/5/2015	1,390
Deutsche Bank AG	EUR	7,115,000	USD	7,967,469	10/5/2015	25,018
Deutsche Bank AG	EUR	1,943,000	USD	2,173,290	10/5/2015	4,326
Deutsche Bank AG	GBP	3,387,000	USD	5,245,792	10/5/2015	115,422
Deutsche Bank AG	GBP	925,000	USD	1,403,114	10/5/2015	1,994
Deutsche Bank AG	JPY	928,480,000	USD	7,704,504	10/5/2015	(48,261)
Deutsche Bank AG	SEK	6,532,000	USD	782,356	10/5/2015	3,488
Deutsche Bank AG	SGD	467,000	USD	330,930	10/5/2015	2,512
Deutsche Bank AG	AUD	2,371,000	USD	1,691,704	10/6/2015	27,048

See Notes to Schedule of Investments

12

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	AUD	647,000	USD	454,726	10/6/2015	$474
Deutsche Bank AG	HKD	5,940,000	USD	766,495	10/6/2015	51
Goldman Sachs Bank	CHF	701,000	USD	717,598	10/5/2015	103
Goldman Sachs Bank	CHF	1,344,000	USD	1,379,400	10/5/2015	3,774
Goldman Sachs Bank	EUR	68,833,376	USD	77,163,591	10/5/2015	325,119
Goldman Sachs Bank	EUR	2,073,000	USD	2,322,175	10/5/2015	8,092
Goldman Sachs Bank	EUR	3,972,000	USD	4,455,946	10/5/2015	22,015
Goldman Sachs Bank	GBP	987,000	USD	1,505,303	10/5/2015	10,270
Goldman Sachs Bank	GBP	1,891,000	USD	2,870,099	10/5/2015	5,756
Goldman Sachs Bank	JPY	212,488,000	USD	1,768,184	10/5/2015	(6,081)
Goldman Sachs Bank	JPY	407,499,000	USD	3,399,868	10/5/2015	(2,730)
Goldman Sachs Bank	USD	93,330,529	EUR	83,606,657	10/5/2015	(692)
Goldman Sachs Bank	AUD	691,000	USD	484,149	10/6/2015	(995)
Goldman Sachs Bank	AUD	1,324,000	USD	925,776	10/6/2015	(3,792)
Goldman Sachs Bank	EUR	83,606,657	USD	93,369,406	11/4/2015	–
HSBC Bank USA	CHF	288,000	USD	298,177	10/5/2015	3,400
HSBC Bank USA	EUR	853,000	USD	956,935	10/5/2015	4,734
HSBC Bank USA	GBP	406,000	USD	622,886	10/5/2015	7,907
HSBC Bank USA	JPY	155,425,000	USD	1,288,631	10/5/2015	(9,161)
HSBC Bank USA	AUD	221,000	USD	157,561	10/6/2015	2,399
HSBC Bank USA	HKD	556,000	USD	71,743	10/6/2015	2
HSBC Bank USA	USD	3,132,653	ILS	12,295,174	10/6/2015	(22)
HSBC Bank USA	ILS	12,295,174	USD	3,133,230	11/4/2015	–
JPMorgan Chase	CHF	45,928,763	USD	47,542,597	10/5/2015	533,085
JPMorgan Chase	USD	57,893,366	CHF	56,562,571	10/5/2015	178
JPMorgan Chase	CHF	56,562,571	USD	57,948,051	11/4/2015	–
Royal Bank of Canada	CHF	1,452,000	USD	1,500,251	10/5/2015	14,084
Royal Bank of Canada	CHF	1,692,000	USD	1,738,539	10/5/2015	6,725
Royal Bank of Canada	DKK	1,844,000	USD	279,281	10/5/2015	3,350
Royal Bank of Canada	DKK	2,149,000	USD	320,876	10/5/2015	(694)
Royal Bank of Canada	EUR	4,292,000	USD	4,849,252	10/5/2015	58,106
Royal Bank of Canada	EUR	5,002,000	USD	5,569,852	10/5/2015	(13,864)
Royal Bank of Canada	GBP	2,043,000	USD	3,169,324	10/5/2015	74,743
Royal Bank of Canada	GBP	2,381,000	USD	3,653,754	10/5/2015	47,196
Royal Bank of Canada	JPY	6,947,944,293	USD	57,364,611	10/5/2015	(650,402)
Royal Bank of Canada	NOK	7,662,000	USD	93,625	10/5/2015	4,298
Royal Bank of Canada	SEK	3,941,000	USD	477,630	10/5/2015	7,710
Royal Bank of Canada	SEK	4,592,000	USD	545,924	10/5/2015	(1,621)
Royal Bank of Canada	USD	71,571,856	JPY	8,571,531,305	10/5/2015	34
Royal Bank of Canada	ILS	405,000	USD	104,945	10/6/2015	1,757
Royal Bank of Canada	HKD	3,857,000	USD	497,694	11/4/2015	–
Royal Bank of Canada	ILS	2,253,000	USD	574,099	11/4/2015	–
Royal Bank of Canada	SGD	678,000	USD	476,349	11/4/2015	–
Royal Bank of Canada	USD	2,657,893	CHF	2,594,000	11/4/2015	–
Royal Bank of Canada	JPY	8,571,531,305	USD	71,595,290	11/5/2015	–

See Notes to Schedule of Investments

13

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Societe Generale	CHF	279,000	USD	288,202	10/5/2015	$2,637
Societe Generale	EUR	824,000	USD	925,693	10/5/2015	5,865
Societe Generale	GBP	392,000	USD	599,903	10/5/2015	6,131
Societe Generale	JPY	99,000,000	USD	826,626	10/5/2015	(20)
Societe Generale	JPY	30,000,000	USD	247,958	10/5/2015	(2,540)
Societe Generale	USD	1,096,684	CHF	1,053,192	10/5/2015	(18,710)
Societe Generale	USD	2,988,685	EUR	2,645,439	10/5/2015	(35,590)
Societe Generale	USD	2,881,242	GBP	1,882,610	10/5/2015	(29,608)
Societe Generale	AUD	322,000	USD	225,737	10/6/2015	(336)
Societe Generale	AUD	98,000	USD	68,754	10/6/2015	(51)
Societe Generale	HKD	807,000	USD	104,111	10/6/2015	(17)
Standard Chartered Bank	GBP	32,296,578	USD	49,662,448	10/5/2015	742,041
Standard Chartered Bank	USD	60,282,523	GBP	39,797,274	10/5/2015	(630)
Standard Chartered Bank	GBP	39,797,274	USD	60,272,772	11/4/2015	–
Toronto Dominion Bank	GBP	32,296,579	USD	49,661,642	10/5/2015	741,233
Toronto Dominion Bank	NZD	761,581	USD	481,046	10/5/2015	(6,033)
Toronto Dominion Bank	USD	60,282,322	GBP	39,797,273	10/5/2015	(431)
Toronto Dominion Bank	USD	487,107	NZD	761,581	10/5/2015	(28)
Toronto Dominion Bank	GBP	39,797,273	USD	60,272,214	11/4/2015	–
Toronto Dominion Bank	NZD	761,581	USD	485,975	11/4/2015	–
UBS AG	USD	282,182	DKK	1,863,575	10/5/2015	(3,322)
UBS AG	JPY	181,000,000	USD	1,512,057	10/5/2015	716
UBS AG	SGD	116,000	USD	81,984	10/5/2015	407
UBS AG	USD	336,959	SEK	2,845,792	10/5/2015	2,370
UBS AG	AUD	590,000	USD	413,999	10/6/2015	(234)
UBS AG	HKD	1,478,000	USD	190,700	10/6/2015	(8)
UBS AG	USD	87,202	ILS	324,084	10/6/2015	(44)
Westpac Banking Corp.	EUR	68,833,377	USD	77,164,625	10/5/2015	326,152
Westpac Banking Corp.	USD	10,241,386	EUR	9,135,000	10/5/2015	(44,015)
Westpac Banking Corp.	USD	93,329,861	EUR	83,606,657	10/5/2015	(23)
Westpac Banking Corp.	JPY	513,000,000	USD	4,276,960	10/5/2015	(6,566)
Westpac Banking Corp.	USD	2,372,818	CHF	2,292,000	10/5/2015	(26,885)
Westpac Banking Corp.	USD	4,287,414	GBP	2,788,000	10/5/2015	(64,363)
Westpac Banking Corp.	USD	5,522,067	JPY	668,761,000	10/5/2015	62,056
Westpac Banking Corp.	USD	383,806	SEK	3,254,000	10/5/2015	4,198
Westpac Banking Corp.	AUD	1,667,000	USD	1,176,195	10/6/2015	5,811
Westpac Banking Corp.	HKD	4,176,000	USD	538,819	10/6/2015	(15)
Westpac Banking Corp.	ILS	1,024,000	USD	260,431	10/6/2015	(469)
Westpac Banking Corp.	USD	1,708,540	AUD	2,414,000	10/6/2015	(13,694)
Westpac Banking Corp.	USD	1,272,520	HKD	9,862,000	10/6/2015	(16)
Westpac Banking Corp.	EUR	83,606,657	USD	93,371,580	11/4/2015	–
Westpac Banking Corp.	NZD	519,000	USD	331,178	11/4/2015	–
Westpac Banking Corp.	USD	2,084,908	AUD	2,974,000	11/4/2015	–
Westpac Banking Corp.	USD	15,188,440	JPY	1,818,193,000	11/5/2015	–

						$1,879,807

See Notes to Schedule of Investments

14

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

AUD	– Australian Dollar
CHF	– Swiss Franc
DKK	– Danish Krona
EUR	– Euro Currency
GBP	– Great British Pound
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
JPY	– Japanese Yen
NOK	– Norwegian Krona
NZD	– New Zealand Dollar
SEK	– Swedish Krona
SGD	– Singapore Dollar
USD	– United State Dollar

See Notes to Schedule of Investments

15

State Street Hedged International Developed Equity Index Fund

Notes to Schedule of Investments

September 30, 2015 (Unaudited)

Security Valuation – The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to policies and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments. The members of the Committee are approved by the Board.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Rights and warrants are valued at the last reported sale price obtained from independent pricing service or brokers on the valuation date. If no prices are obtained from pricing services or brokers, valuation will be based upon the intrinsic value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940 and in accordance with Fund procedures to stabilize net asset value.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Forward foreign currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with valuation policy and procedures approved by the Board.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event for which the Committee is unable to obtain an independent, third-party valuation on the settlement date to the swap agreements, the agreements will be fair valued.

16

State Street Hedged International Developed Equity Index Fund

Notes to Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with valuation policies and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index. Various inputs are used in determining the value of the Fund’s investments. These inputs are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes. The Fund values its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Fund had no transfers between levels for the period ended September 30, 2015.

17

State Street Hedged International Developed Equity Index Fund

Notes to Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used as of September 30, 2015, in valuing the assets carried at fair value of the Fund. The breakdown of the Fund’s investments into major categories is disclosed in its schedule of investments.

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments:
Common Stocks	$558,425,102	$–	$–	$558,425,102
Rights	1,457	–	–	1,457
Short Term Investment	22,098,601	–	–	22,098,601
Other Financial Instruments	–	–	–	–
Forward Foreign Currency Contracts	–	3,827,380	–	3,827,380

Total Investments and Other Financial Instruments	580,525,160	3,827,380	–	584,352,540
Liabilities
Other Financial Instruments	–	–	–	–
Futures	(813,779)	–	–	(813,779)
Forward Foreign Currency Contracts	–	(1,947,573)	–	(1,947,573)

Total Other Financial Instruments	(813,779)	(1,947,573)	–	(2,761,352)

Total Investments and Other Financial Instruments	$579,711,381	$1,879,807	$–	$581,591,188

Derivatives

Futures – The Fund may enter into financial futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Variation margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as part of unrealized gains or losses by the Fund. The Fund recognizes a realized gain or loss when a contract is closed. The Fund voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

Schedule of Futures Contracts	Number of Contracts	Notional Value	Unrealized (Depreciation)
Mini MSCI EAFE Futures Contracts (long) Expiration Date 12/2015	287	$23,670,325	$(813,779)

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the benchmark and the prices of futures contracts and the possibility of an

18

State Street Hedged International Developed Equity Index Fund

Notes to Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

illiquid market. To the extent permitted by the investment objective, restrictions and policies set forth in the Fund’s Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Fund’s use of derivatives may include swaps, forward foreign currency contracts and futures. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment objective. The Fund uses these derivatives to obtain investment exposure that the Adviser expects to correlate closely with the Index or a portion of the Index. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Transactions with Affiliates

Certain investments made by the Fund were in securities affiliated with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). The Fund invested in the State Street Institutional Liquid Reserves Fund. Transactions in affiliates for the period ending September 30, 2015 were as follows:

Security Description	Number of shares held at 5/29/15*	Shares purchased for the period ended 9/30/15	Shares sold for the period ended 9/30/15	Number of shares held at 9/30/15	Value at 9/30/15	Income earned for the period ended 9/30/15
State Street Institutional Liquid Reserves Fund, Premier Class	–	112,599,736	90,501,135	22,098,601	$22,098,601	$8,479

*	Commencement of operations.

Aggregate Unrealized Appreciation and Depreciation

As of September 30, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purpose were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
State Street Hedged International Developed Equity Index Fund	$639,449,438	$2,208,896	$(61,133,174)	$(58,924,278)

19

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Institutional Investment Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date: November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date: November 25, 2015

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer (Principal Financial Officer)

Date: November 25, 2015